UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-07989

                                                         Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                      Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                                     Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 76.98%
ASSET-BACKED SECURITIES — 8.69%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
3.21%	07/25/56	[1,2]	$19,851	$19,874
BA Credit Card Trust, Series 2014-A1, Class A
(LIBOR USD 1-Month plus 0.38%)
2.84%	06/15/21	[1]	140,000	140,009
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
3.06%	01/25/35	[1,2]	15,893	15,722
BlueMountain CLO Ltd., Series 2013-2A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.18%)
3.65%	10/22/30	[1,2,3]	50,000	49,448
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.88%	02/25/35	[1]	15,000	15,356
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.49%	10/27/36	[1]	15,000	15,186
Chase Issuance Trust, Series 2015-A4, Class A4 0.00%
1.84%	04/15/22		140,000	138,184
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6 0.00%
2.15%	07/15/21		140,000	139,437
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.34%	04/15/29	[1,2,3]	50,000	49,510
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
3.14%	04/25/35	[1]	4,201	4,194
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.56%	03/25/36	[1]	41,917	42,274
Magnetite IX Ltd., Series 2014-9A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
3.49%	07/25/26	[1,2,3]	36,858	36,895
Navient Student Loan Trust, Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
3.01%	09/27/66	[1,2]	$100,000	$100,172
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
3.09%	06/25/41	[1,2]	21,103	21,174
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
3.39%	10/25/41	[1]	13,555	13,682
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
3.26%	01/29/46	[1]	10,000	9,870
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
3.41%	10/28/43	[1,2]	4,305	4,318
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
3.26%	12/15/27	[1,2]	79,792	79,750
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
3.34%	12/15/25	[1,2]	74,894	75,275
SLM Student Loan Trust, Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
2.75%	10/27/25	[1]	95,980	96,058
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
3.04%	01/25/28	[1]	63,854	63,930
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.87%	10/25/24	[1]	56,287	56,313
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.99%	04/25/23	[1]	103,449	104,070
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
3.03%	03/25/26	[1]	50,616	50,726
SLM Student Loan Trust, Series 2011-2, Class A1
(LIBOR USD 1-Month plus 0.60%)
3.11%	11/25/27	[1]	9,897	9,940
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
3.06%	06/25/43	[1]	8,377	8,348

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 1

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.21%	07/25/26	[1,2,3]	$44,790	$44,735

Total Asset-Backed Securities
(Cost $1,402,730)				1,404,450

BANK LOANS — 0.04%*
Industrials — 0.04%
Tyco International Holdings SARL, Term Loan
LIBOR
4.16%	03/02/20	[1,4,5]	6,825	6,799

Total Bank Loans
(Cost $6,830)

CORPORATES — 45.19%*
Banking — 11.37%
Bank of America Corp.
2.74%	01/23/22	[6]	100,000	98,512
3.00%	12/20/23	[6]	91,000	88,502
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	200,000	196,591
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		100,000	99,791
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 0.68%)
3.42%	06/01/21	[1]	75,000	74,570
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.29%)
2.83%	02/01/21	[1]	250,000	248,307
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,3]	75,000	76,783
Macquarie Bank Ltd. (Australia)
2.60%	06/24/19	[2,3]	50,000	49,854
PNC Bank N.A. (BKNT)
1.95%	03/04/19		250,000	249,658
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	60,000	59,991
US Bank N.A. (BKNT)
3.05%	07/24/20		250,000	249,761
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		100,000	98,928
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		250,000	247,840

				1,839,088

Communications — 1.26%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/27	[2]	6,000	5,596

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Clear Channel International BV (Netherlands)
8.75%	12/15/20	[2,3]	$3,000	$3,034
Comcast Corp.
3.45%	10/01/21		60,000	60,632
Discovery Communications LLC
2.75%	11/15/19	[2]	35,000	34,782
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	10,000	8,750
8.50%	10/15/24	[2,3]	5,000	4,841
9.75%	07/15/25	[2,3]	2,000	2,016
Sprint Communications, Inc.
7.00%	03/01/20	[2]	16,000	16,440
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	68,750	67,805

				203,896

Consumer Discretionary — 1.49%
Anheuser-Busch InBev Worldwide, Inc.
6.88%	11/15/19		75,000	77,314
Central Garden & Pet Co.
5.13%	02/01/28		6,000	5,400
Constellation Brands, Inc.
2.00%	11/07/19		50,000	49,394
(LIBOR USD 3-Month plus 0.70%)
3.21%	11/15/21	[1]	50,000	49,421
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.25%	06/01/26	[2]	6,000	5,790
Molson Coors Brewing Co.
1.45%	07/15/19		55,000	54,465

				241,784

Consumer Products — 0.25%
Newell Brands, Inc.
2.60%	03/29/19		40,000	39,949

Electric — 3.27%
DTE Energy Co.
2.40%	12/01/19		50,000	49,498
Jersey Central Power & Light Co.
7.35%	02/01/19		100,000	100,307
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
3.06%	05/04/21	[1]	55,000	54,483
(LIBOR USD 3-Month plus 0.55%)
3.26%	08/28/21	[1]	40,000	39,508
NextEra Energy Operating Partners LP
4.50%	09/15/27	[2]	4,000	3,580

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report December 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
PNM Resources, Inc.
3.25%	03/09/21		$100,000	$99,103
Progress Energy, Inc.
7.05%	03/15/19		70,000	70,535
Union Electric Co.
6.70%	02/01/19		111,000	111,283

				528,297

Energy — 0.63%
Antero Resources Corp.
5.00%	03/01/25		5,000	4,550
Energy Transfer LP
5.50%	06/01/27		12,000	11,730
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	20,000	20,100
6.00%	01/15/19	[2]	50,000	50,011
Transocean Guardian Ltd. (Cayman Islands)
5.88%	01/15/24	[2,3]	7,000	6,738
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	6,000	5,820
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	3,200	3,080

				102,029

Finance — 7.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.75%	05/15/19	[3]	100,000	100,002
Air Lease Corp.
3.50%	01/15/22		65,000	64,012
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
3.18%	04/06/20	[1,2]	60,000	59,697
Citibank N.A. (BKNT)
3.40%	07/23/21		100,000	100,162
Citigroup, Inc.
2.40%	02/18/20		40,000	39,626
8.50%	05/22/19		50,000	51,047
(LIBOR USD 3-Month plus 0.95%)
3.44%	07/24/23	[1]	30,000	29,311
Daimler Finance North America LLC
1.75%	10/30/19	[2]	50,000	49,341
Ford Motor Credit Co. LLC
2.46%	03/27/20		50,000	48,961
3.20%	01/15/21		60,000	58,169
(LIBOR USD 3-Month plus 0.79%)
3.57%	06/12/20	[1]	15,000	14,792
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	45,000	43,431

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Motors Financial Co., Inc.
2.35%	10/04/19		$50,000	$49,574
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		175,000	174,069
Goldman Sachs Group, Inc. (The) (MTN)
(LIBOR USD 3-Month plus 1.60%)
4.31%	11/29/23	[1]	75,000	74,414
Morgan Stanley (GMTN)
5.50%	07/24/20		100,000	103,126
(LIBOR USD 3-Month plus 0.55%)
3.17%	02/10/21	[1]	50,000	49,456
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
3.41%	02/14/20	[1]	150,000	150,007

				1,259,197

Food — 2.05%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
3.29%	03/16/20	[1]	50,000	49,564
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
3.30%	10/09/20	[1]	60,000	59,343
Danone SA (France)
1.69%	10/30/19	[2,3]	50,000	49,322
Kraft Heinz Foods Co.
(LIBOR USD 3-Month plus 0.42%)
3.02%	08/09/19	[1]	75,000	74,819
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	50,000	49,397
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
3.10%	08/21/20	[1]	50,000	49,640

				332,085

Health Care — 4.92%
Allergan Sales LLC
5.00%	12/15/21	[2]	40,000	41,192
Anthem, Inc.
2.25%	08/15/19		75,000	74,609
Bayer U.S. Finance II LLC
2.13%	07/15/19	[2]	35,000	34,730
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	35,000	34,805
Becton Dickinson and Co.
2.68%	12/15/19		50,000	49,708
Boston Scientific Corp.
6.00%	01/15/20		45,000	46,069

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 3

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Centene Corp.
5.38%	06/01/26	[2]	$5,000	$4,895
5.63%	02/15/21		10,000	10,050
CHS/Community Health Systems, Inc.
8.63%	01/15/24	[2]	3,000	2,978
Cigna Corp.
(LIBOR USD 3-Month plus 0.65%)
3.44%	09/17/21	[1,2]	100,000	98,626
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
3.49%	03/09/21	[1]	32,000	31,752
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	75,000	75,855
HCA, Inc.
5.00%	03/15/24		12,000	11,910
Hologic, Inc.
4.63%	02/01/28	[2]	2,000	1,813
Humana, Inc.
2.63%	10/01/19		50,000	49,757
Roche Holdings, Inc.
2.25%	09/30/19	[2]	75,000	74,612
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	100,000	98,616
Tenet Healthcare Corp.
4.63%	07/15/24		10,000	9,338
Valeant Pharmaceuticals International
9.25%	04/01/26	[2]	5,000	5,014
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
3.55%	03/19/21	[1]	40,000	39,638

				795,967

Industrials — 3.05%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	90,000	91,107
Bemis Co., Inc.
6.80%	08/01/19		50,000	51,034
Berry Global, Inc.
5.13%	07/15/23		6,000	5,949
Clean Harbors, Inc.
5.13%	06/01/21		6,000	6,000
General Electric Co. (GMTN)
5.50%	01/08/20		50,000	50,600
General Electric Co. (MTN)
5.55%	05/04/20		45,000	45,729
(LIBOR USD 3-Month plus 0.38%)
2.96%	05/05/26	[1]	30,000	24,970
(LIBOR USD 3-Month plus 0.48%)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
3.10%	08/15/36	[1]	$75,000	$51,753
Itron, Inc.
5.00%	01/15/26	[2]	6,000	5,505
United Technologies Corp.
(LIBOR USD 3-Month plus 0.65%)
3.28%	08/16/21	[1]	75,000	74,746
WestRock RKT Co.
4.45%	03/01/19		85,000	85,142

				492,535

Information Technology — 0.76%
Analog Devices, Inc.
2.85%	03/12/20		40,000	39,871
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		55,000	54,325
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	25,000	24,929
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[2]	4,000	3,580

				122,705

Insurance — 0.18%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
3.23%	03/29/21	[1]	30,000	29,684

Materials — 0.31%
Georgia-Pacific LLC
2.54%	11/15/19	[2]	50,000	49,780

Real Estate Investment Trust (REIT) — 6.15%
Alexandria Real Estate Equities,Inc.
2.75%	01/15/20		65,000	64,508
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		90,000	89,672
American Tower Corp.
3.40%	02/15/19		75,000	74,985
Boston Properties LP
5.63%	11/15/20		15,000	15,528
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		45,000	44,929
4.88%	11/01/20		30,000	30,296
HCP, Inc.
2.63%	02/01/20		100,000	99,462
Healthcare Trust of America Holdings LP
3.38%	07/15/21		50,000	49,776
MGM Growth Properties Operating
Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		6,000	5,280

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report December 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
3.61%	08/16/21	[1]	$100,000	$99,610
UDR, Inc.
3.70%	10/01/20		100,000	100,427
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		50,000	49,589
VEREIT Operating Partnership LP
3.00%	02/06/19		55,000	54,981
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	115,000	114,413
Welltower, Inc.
4.13%	04/01/19		75,000	75,038
6.13%	04/15/20		25,000	25,797

				994,291

Retail — 0.98%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,3]	50,000	49,545
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.15%	04/17/20	[1]	55,000	54,659
Rite Aid Corp.
6.13%	04/01/23	[2]	12,000	9,525
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		45,000	44,749

				158,478

Services — 0.03%
Matthews International Corp.
5.25%	12/01/25	[2]	6,000	5,595

Transportation — 0.70%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		53,608	55,678
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		22,984	24,177
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		31,547	32,926

				112,781

Total Corporates
(Cost $7,353,760)				7,308,141

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 16.32%**
Non-Agency Commercial Mortgage-Backed — 4.45%
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.67%	07/10/38	[6]	$13,728	$13,780
Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)
1.79%	10/15/45	[6]	374,243	20,061
Commercial Mortgage Trust, Series 2013-CR11, Class A1
1.47%	08/10/50		13,572	13,556
Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)
1.24%	03/10/46	[6]	614,659	24,211
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[2]	6,838	6,852
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[2]	40,000	40,053
GS Mortgage Securities Trust,Series 2010-C1, Class X (IO)
1.35%	08/10/43	[2,6]	544,822	8,686
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[2]	12,057	12,134
GS Mortgage Securities Trust, Series 2013-GC12, Class XA (IO)
1.44%	06/10/46	[6]	978,530	45,669
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB (IO)
0.27%	04/15/47	[4,5,6]	1,000,000	16,929
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CIBC11, Class C
5.56%	08/12/37	[6]	100,000	99,877
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA (IO)
1.12%	01/15/49	[4,5,6]	976,682	43,596
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCL (IO)
0.69%	09/15/39	[2,6]	562,606	7,666
Morgan Stanley Capital I Trust,Series 2011-C3, Class A3
4.05%	07/15/49		105,323	105,610
UBS Commercial Mortgage Trust, Series 2018-C12, Class A1
3.29%	08/15/51		85,710	86,001
UBS-Barclays Commercial Mortgage Trust,Series 2012-C3, Class XB (IO)
0.20%	08/10/49	[2,4,5,6]	3,000,000	25,695
Wells Fargo Commercial Mortgage Trust,Series 2015-P2, Class XA (IO)
1.01%	12/15/48	[4,5,6]	982,526	46,915

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 5

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class XA (IO)
0.75%	09/15/48	[4,5,6]	$1,367,902	$50,362
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA (IO)
0.78%	02/15/44	[2,6]	1,762,072	24,554
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3
4.00%	03/15/44	[2]	28,234	28,338

				720,545

Non-Agency Mortgage-Backed — 7.05%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M2
(LIBOR USD 1-Month plus 0.71%)
3.21%	05/25/35	[1]	20,199	20,209
Asset-Backed Funding Certificates, Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.14%)
2.65%	09/25/36	[1]	31,991	31,674
Banc of America Funding Trust, Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.29%)
2.76%	07/20/36	[1]	69,453	69,193
BCAP LLC Trust, Series 2012-RR11, Class 2A3
2.43%	08/26/36	[2,6]	17,583	17,614
BCAP LLC Trust, Series 2014-RR1, Class 3A3
(LIBOR USD 1-Month plus 0.16%)
2.48%	03/26/37	[1,2]	46,985	46,769
Bear Stearns ALT-A Trust, Series 2004-11, Class 1A1
(LIBOR USD 1-Month plus 0.68%)
3.19%	11/25/34	[1]	3,649	3,632
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.51%)
3.02%	01/25/36	[1]	10,026	10,049
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
3.41%	10/25/47	[1]	111,922	105,716
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
3.11%	05/25/35	[1]	77,929	71,754
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
7.50%	06/25/20	[2]	$45	$45
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1,
Class AF (STEP-reset date 02/25/19)
3.95%	01/25/33		12,717	12,812
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5,
Class M1
(LIBOR USD 1-Month plus 1.02%)
3.34%	11/25/33	[1]	16,312	15,963
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
3.21%	07/19/44	[1]	4,894	4,899
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
2.87%	03/25/36	[1]	120,000	113,842
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.83%	04/19/36	[6]	86,124	76,722
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
4.88%	07/19/35	[6]	1,374	1,208
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.34%)
2.81%	06/20/35	[1]	23,058	22,736
HSI Asset Securitization Corp. Trust, 2006-OPT1, Class 2A4
(LIBOR USD 1-Month plus 0.30%)
2.81%	12/25/35	[1]	78,172	77,368
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
3.37%	08/25/34	[1]	8,731	7,994
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
2.67%	06/25/36	[1]	32,108	31,867
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
3.07%	10/25/34	[1]	100,360	95,993
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	672
Residential Asset Mortgage Products Trust, Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
3.06%	09/25/35	[1]	100,000	99,370

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report December 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Loan Trust, Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.84%	03/25/36	[1]	$57,555	$57,426
Terwin NIMs Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,4,5]	3,041,241	44,541
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus 1.40%)
3.56%	06/25/42	[1]	3,575	3,464
Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.96%	10/25/35	[1]	68,140	68,117
Wells Fargo Mortgage-Backed Securities
Trust, Series 2003-I, Class A1
4.44%	09/25/33	[6]	21,709	21,799
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-I, Class 1A1
4.77%	07/25/34	[6]	5,981	5,987

				1,139,435

U.S. Agency Commercial
Mortgage-Backed — 2.83%
Fannie Mae-Aces, Series 2014-M2, Class ASV2
2.78%	06/25/21	[6]	15,237	15,197
Fannie Mae-Aces, Series 2015-M10, Class FA
(LIBOR USD 1-Month plus 0.25%)
2.55%	03/25/19	[1]	39,118	39,055
Fannie Mae-Aces, Series 2016-M9, Class FA
(LIBOR USD 1-Month plus 0.59%)
2.89%	09/25/23	[1]	19,092	19,140
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.71%	08/25/24	[1]	33,411	33,259
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J15F, Class A1
2.36%	07/25/20		45,938	45,760
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)
3.61%	06/25/41	[6]	250,000	19,974
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF04, Class A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.31%)
2.66%	06/25/21	[1]	$20,790	$20,762
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
(LIBOR USD 1-Month plus 0.35%)
2.70%	09/25/21	[1]	3,029	3,023
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A1
2.12%	12/25/22		47,278	46,872
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP03, Class A2
1.78%	07/25/19		193,275	192,470
Ginnie Mae, Series 2012-86, Class AF
3.89%	04/16/40		22,761	22,726

				458,238

U.S. Agency Mortgage-Backed — 1.99%
Fannie Mae Pool 471278
2.46%	05/01/19		93,628	93,433
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
4.36%	12/01/34	[1]	812	823
Fannie Mae Pool 995916
5.01%	06/01/19		68,466	68,773
Fannie Mae Pool AD0166
4.79%	08/01/19		97,241	97,407
Fannie Mae Pool AL0851
6.00%	10/01/40		4,336	4,732
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
LIBOR USD 1-Month
7.50%	11/25/23	[1]	32,314	3,712
Fannie Mae REMICS, Series 2003-11, Class FA
(LIBOR USD 1-Month plus 1.00%)
3.51%	09/25/32	[1]	8,504	8,668
Fannie Mae REMICS, Series 2008-47, Class PF
(LIBOR USD 1-Month plus 0.50%)
3.01%	06/25/38	[1]	346	346
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.91%	10/25/40	[1]	7,570	7,597
Fannie Mae REMICS, Series G-36,
Class ZB
7.00%	11/25/21		215	219

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 7

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
3.36%	01/15/33	[1]	$8,243	$8,375
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.96%	06/15/42	[1]	27,178	27,371

				321,456

Total Mortgage-Backed
(Cost $2,715,107)				2,639,674

U.S. TREASURY SECURITIES — 6.74%
U.S. Treasury Notes — 6.74%
U.S. Treasury Notes
2.75%	09/30/20		572,000	574,246
2.88%	10/15/21		510,000	515,459

				1,089,705

Total U.S. Treasury Securities
(Cost $1,081,107)				1,089,705

Total Bonds – 76.98%
(Cost $12,559,534)				12,448,769

Issues			Shares	Value
MUTUAL FUNDS — 1.49%
Mutual Funds — 1.49%
SPDR S&P500 ETF Trust[7]			962	240,423

Total Mutual Funds
(Cost $255,009)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 21.30%

Commercial Paper — 0.61%
Ford Motor Credit Co.
3.07%	04/04/19		100,000	99,128

Money Market Funds — 1.56%
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
2.30%[8]			253,000	253,000

U.S. Treasury Bills — 19.13%
U.S. Treasury Bills
2.35%[9]	02/12/19		$219,000	218,399

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
2.38%[9]	02/19/19	$611,000	$609,070
2.38%[9,10]	03/28/19	820,000	815,419
2.44%[9]	04/18/19	690,000	685,147
U.S. Treasury Bills (WI)
2.43%[9]	04/11/19	770,000	764,923

			3,092,958

Total Short-Term Investments
(Cost $3,445,089)			3,445,086

Total Investments – 99.77%
(Cost $16,259,632)			16,134,278

Cash and Other Assets, Less
Liabilities – 0.23%			37,625

Net Assets – 100.00%			$16,171,903

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2018.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $234,837, which is 1.45% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to its homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

[8]	Represents the current yield as of December 31, 2018.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $815,482.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report December 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(S&P): Standard and Poor’s

(SPDR): Standard and Poor’s Depositary Receipts

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
S&P500 Emini Fut Mar19	127	05/31/19	$15,935,325	$(1,112,526)	$(1,112,526)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 9

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.98%
CORPORATES — 82.76%*
Banking — 8.38%
Bank of America Corp.
3.00%	12/20/23	[1]	$5,000	$4,863
Bank of America Corp. (MTN)
3.97%	03/05/29	[1]	20,000	19,516
4.27%	07/23/29	[1]	15,000	14,993
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		5,000	4,915
Discover Bank
4.20%	08/08/23		10,000	10,013
JPMorgan Chase & Co.
4.01%	04/23/29	[1]	20,000	19,890
4.02%	12/05/24	[1]	15,000	15,129
4.20%	07/23/29	[1]	15,000	14,972
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,2]	10,000	9,465
Santander UK Group Holdings PLC (United Kingdom)
3.13%	01/08/21	[2]	10,000	9,819
State Street Corp.
3.78%	12/03/24	[1]	5,000	5,020
Wells Fargo & Co.
3.07%	01/24/23		5,000	4,872
Wells Fargo & Co. (MTN)
2.63%	07/22/22		10,000	9,636
3.55%	09/29/25		10,000	9,724
3.58%	05/22/28	[1]	20,000	19,210

				172,037

Communications — 8.22%
21st Century Fox America, Inc.
6.20%	12/15/34		8,000	9,753
AT&T, Inc.
4.35%	06/15/45		40,000	34,016
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%	05/01/47		15,000	13,609
Comcast Corp.
4.00%	11/01/49		15,000	13,475
4.70%	10/15/48		20,000	20,266
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	10,000	8,647
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[3]	10,000	9,850
Time Warner Cable LLC
5.50%	09/01/41		3,000	2,742
Verizon Communications, Inc.
3.85%	11/01/42		35,000	30,283

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Viacom, Inc.
3.88%	04/01/24		$6,000	$5,890
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[2]	10,000	9,719
Warner Media LLC
3.88%	01/15/26		11,000	10,522

				168,772

Consumer Discretionary — 2.90%
Altria Group, Inc.
5.38%	01/31/44		5,000	4,689
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48		20,000	17,948
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	8,000	7,702
BAT Capital Corp.
2.76%	08/15/22		5,000	4,727
Constellation Brands, Inc. (LIBOR USD 3-Month plus 0.70%)
3.21%	11/15/21	[4]	10,000	9,884
Pernod Ricard SA (France)
4.45%	01/15/22	[2,3]	5,000	5,123
Reynolds American, Inc.
4.45%	06/12/25		5,000	4,828
5.85%	08/15/45		5,000	4,660

				59,561

Consumer Products — 0.24%
Newell Brands, Inc.
3.85%	04/01/23		5,000	4,872

Electric — 9.95%
Appalachian Power Co.
4.45%	06/01/45		10,000	9,884
Consolidated Edison Co. of New York, Inc.
3.88%	06/15/47		10,000	9,313
Duke Energy Carolinas LLC
3.75%	06/01/45		40,000	36,601
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	2,000	2,117
6.40%	09/15/20	[3]	8,000	8,338
Florida Power & Light Co.
4.13%	02/01/42		15,000	15,143
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,173
Kansas City Power & Light Co.
3.15%	03/15/23		5,000	4,951
MidAmerican Energy Co.
4.25%	05/01/46		10,000	10,180

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report December 2018

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Northern States Power Co./MN
4.13%	05/15/44		$10,000	$10,118
PacifiCorp.
4.13%	01/15/49		30,000	29,598
PNM Resources, Inc.
3.25%	03/09/21		10,000	9,910
Public Service Co. of New Mexico
3.85%	08/01/25		5,000	4,941
South Carolina Electric & Gas Co.
4.25%	08/15/28		5,000	5,194
Southern Co. Gas Capital Corp.
2.45%	10/01/23		10,000	9,375
Tucson Electric Power Co.
3.85%	03/15/23		10,000	10,059
Virginia Electric & Power Co., Series B
3.80%	09/15/47		20,000	18,533

				204,428

Energy — 9.01%
Enbridge Energy Partners LP
5.50%	09/15/40		10,000	10,371
Energy Transfer Operating LP
4.95%	06/15/28		15,000	14,704
EQM Midstream Partners LP
6.50%	07/15/48		8,000	7,921
EQT Corp.
3.90%	10/01/27		5,000	4,318
Hess Corp.
4.30%	04/01/27		18,000	16,522
KeySpan Gas East Corp.
5.82%	04/01/41	[3]	15,000	17,986
Kinder Morgan Energy Partners LP (MTN)
6.95%	01/15/38		15,000	17,086
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		10,000	9,829
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	6,000	6,030
Ruby Pipeline LLC
6.00%	04/01/22	[3]	8,409	8,646
Sabine Pass Liquefaction LLC
4.20%	03/15/28		3,000	2,857
5.75%	05/15/24		10,000	10,412
TC PipeLines LP
3.90%	05/25/27		15,000	14,239
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	10,000	9,628
TransCanada PipeLines Ltd. (Canada)
5.00%	10/16/43	[2]	15,000	14,736

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Williams Cos., Inc. (The)
3.70%	01/15/23		$12,000	$11,721
4.55%	06/24/24		8,000	8,080

				185,086

Finance — 9.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%	01/23/28	[2]	14,000	12,267
Air Lease Corp.
3.63%	12/01/27		14,000	12,390
Citigroup, Inc.
2.88%	07/24/23	[1]	5,000	4,844
3.14%	01/24/23	[1]	10,000	9,830
3.67%	07/24/28	[1]	20,000	19,026
Ford Motor Credit Co. LLC
5.88%	08/02/21		20,000	20,524
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[2]	14,000	11,759
General Motors Financial Co., Inc.
3.55%	04/09/21		20,000	19,735
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[1]	10,000	9,706
3.50%	11/16/26		5,000	4,623
4.22%	05/01/29	[1]	20,000	19,306
Morgan Stanley (GMTN)
3.70%	10/23/24		5,000	4,923
3.77%	01/24/29	[1]	20,000	19,157
Morgan Stanley, Series F
3.88%	04/29/24		10,000	9,959
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,2,3]	5,000	4,817
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	9,488	11,202
Raymond James Financial, Inc.
3.63%	09/15/26		10,000	9,439

				203,507

Food — 1.42%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
3.29%	03/16/20	[4]	10,000	9,913
Conagra Brands, Inc.
4.60%	11/01/25		6,000	6,028
Kraft Heinz Foods Co.
4.38%	06/01/46		10,000	8,324
Tyson Foods, Inc.
3.90%	09/28/23		5,000	4,998

				29,263

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 11

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 11.71%
AbbVie, Inc.
4.40%	11/06/42		$20,000	$17,616
Allergan Funding SCS (Luxembourg)
4.55%	03/15/35	[2]	10,000	9,513
Amgen, Inc.
4.40%	05/01/45		15,000	14,081
Anthem, Inc.
4.38%	12/01/47		10,000	9,337
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[2]	10,000	9,671
Barnabas Health, Inc.
4.00%	07/01/28		5,000	5,040
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	10,000	9,535
Becton Dickinson and Co.
2.89%	06/06/22		10,000	9,722
Celgene Corp.
3.90%	02/20/28		13,000	12,217
Cigna Corp.
4.38%	10/15/28	[3]	5,000	5,038
4.90%	12/15/48	[3]	15,000	14,733
CVS Health Corp.
4.00%	12/05/23		22,000	22,120
4.30%	03/25/28		5,000	4,897
5.05%	03/25/48		5,000	4,881
Elanco Animal Health, Inc.
4.90%	08/28/28	[3]	10,000	10,195
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[3]	5,000	5,057
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	5,000	5,011
Gilead Sciences, Inc.
3.70%	04/01/24		10,000	9,990
Humana, Inc.
2.63%	10/01/19		5,000	4,976
Kaiser Foundation Hospitals
3.15%	05/01/27		10,000	9,624
Pfizer, Inc.
4.10%	09/15/38		10,000	10,041
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		10,000	9,316
Shire Acquisitions Investments Ireland DAC (Ireland)
3.20%	09/23/26	[2]	10,000	9,054
UnitedHealth Group, Inc.
4.25%	04/15/47		15,000	14,906
WellCare Health Plans, Inc.
5.38%	08/15/26	[3]	4,000	3,880

				240,451

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 3.47%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	$10,000	$9,449
BAE Systems Holdings, Inc.
2.85%	12/15/20	[3]	5,000	4,936
6.38%	06/01/19	[3]	5,000	5,061
General Electric Co. (MTN)
4.65%	10/17/21		5,000	5,020
5.55%	05/04/20		5,000	5,081
5.55%	01/05/26		5,000	4,967
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
3.55%	11/01/24	[2]	5,000	4,961
L3 Technologies, Inc.
3.85%	06/15/23		10,000	10,051
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[2,3]	5,000	4,743
United Technologies Corp.
4.13%	11/16/28		12,000	11,912
Westrock Co.
4.90%	03/15/29	[3]	5,000	5,116

				71,297

Information Technology — 0.97%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		10,000	9,877
Dell International LLC/EMC Corp.
3.48%	06/01/19	[3]	10,000	9,971

				19,848

Insurance — 4.24%
Berkshire Hathaway Finance Corp.
4.20%	08/15/48		20,000	19,930
Farmers Insurance Exchange
4.75%	11/01/57	[1,3]	20,000	17,726
Nationwide Mutual Insurance Co.
5.08%	12/15/24	[1,3]	10,000	9,950
New York Life Global Funding
3.00%	01/10/28	[3]	10,000	9,494
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[1,3]	20,000	20,255
Travelers Cos., Inc. (The)
4.05%	03/07/48		10,000	9,652

				87,007

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report December 2018

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 0.25%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		$5,000	$5,083

Real Estate Investment Trust (REIT) — 7.97%
Alexandria Real Estate Equities, Inc.
4.50%	07/30/29		6,000	6,007
American Campus Communities Operating Partnership LP
3.35%	10/01/20		5,000	4,982
3.63%	11/15/27		5,000	4,702
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		10,000	10,123
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		10,000	9,907
Digital Realty Trust LP
3.63%	10/01/22		5,000	4,957
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		5,000	4,992
HCP, Inc.
3.88%	08/15/24		10,000	9,836
Healthcare Realty Trust, Inc.
3.75%	04/15/23		5,000	4,928
Healthcare Trust of America Holdings LP
3.70%	04/15/23		5,000	4,928
Highwoods Realty LP
3.20%	06/15/21		5,000	4,951
Host Hotels & Resorts LP
5.25%	03/15/22		5,000	5,177
6.00%	10/01/21		5,000	5,251
Kilroy Realty LP
3.45%	12/15/24		10,000	9,662
Liberty Property LP
3.38%	06/15/23		10,000	9,860
National Retail Properties, Inc.
3.80%	10/15/22		5,000	5,014
Realty Income Corp.
3.25%	10/15/22		10,000	9,911
SL Green Realty Corp.
4.50%	12/01/22		8,000	8,103
UDR, Inc. (MTN)
4.63%	01/10/22		5,000	5,136
Ventas Realty LP
4.13%	01/15/26		10,000	9,932
VEREIT Operating Partnership LP
4.13%	06/01/21		5,000	5,049
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%	10/05/20	[3]	10,000	9,991

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Welltower, Inc.
5.25%	01/15/22		$10,000	$10,402

				163,801

Retail — 1.19%
Family Dollar Stores, Inc.
5.00%	02/01/21		5,000	5,134
Home Depot, Inc. (The)
3.90%	12/06/28		5,000	5,114
Starbucks Corp.
3.80%	08/15/25		5,000	4,952
Walgreens Boots Alliance, Inc.
4.80%	11/18/44		10,000	9,227

				24,427

Services — 0.48%
IHS Markit Ltd. (Bermuda)
4.75%	08/01/28	[2]	5,000	4,902
5.00%	11/01/22	[2,3]	5,000	5,075

				9,977

Transportation — 2.45%
Burlington Northern Santa Fe LLC
4.40%	03/15/42		8,000	8,072
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		30,631	33,457
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%	10/07/28		9,471	8,773

				50,302

Total Corporates
(Cost $1,716,148)				1,699,719

MORTGAGE-BACKED — 15.42%**
Non-Agency Commercial
Mortgage-Backed — 8.95%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA (IO)
0.65%	02/10/47	[1]	1,554,791	40,822
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.55%	12/10/45	[1]	428,914	21,524
Commercial Mortgage Trust, Series 2014-CR18, Class XA (IO)
1.15%	07/15/47	[1]	158,189	5,755
Commercial Mortgage Trust, Series 2014-UBS5, Class XA (IO)
1.02%	09/10/47	[1,5,6]	802,443	26,726

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 13

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2014-UBS6, Class XA (IO)
0.95%	12/10/47	[1]	$528,539	$21,049
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA (IO)
0.94%	02/15/46	[1,3]	231,207	4,010
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA (IO)
1.47%	08/15/45	[1,3]	261,816	10,766
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA (IO)
1.62%	11/15/45	[1,3,5,6]	165,262	8,160
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XB (IO)
0.20%	08/10/49	[1,3,5,6]	2,200,000	18,843
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class XA (IO)
1.23%	02/15/48	[1]	455,750	26,119

				183,774

U.S. Agency Commercial
Mortgage-Backed — 1.14%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712,Class X1 (IO)
1.33%	11/25/19	[1]	3,172,856	23,527

U.S. Agency Mortgage-Backed — 5.33%
Fannie Mae REMICS, Series 2012-128, Class UA
2.50%	06/25/42		44,031	40,815
Freddie Mac REMICS, Series 4638, Class UF (LIBOR USD 1-Month plus 1.00%)
3.52%	09/15/44	[4]	68,220	68,613

				109,428

Total Mortgage-Backed
(Cost $314,580)				316,729

MUNICIPAL BONDS — 0.80%*
California — 0.56%
Los Angeles Department of Water & Power,Build America Bonds, Series SY
6.01%	07/01/39		5,000	6,080
University of California, Taxable Revenue Bonds, Series AJ
4.60%	05/15/31		5,000	5,377

				11,457

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York — 0.24%
New York City Transitional Finance Authority Future Tax Secured Revenue
3.73%	08/01/29		$5,000	$ 5,035
Total Municipal Bonds
(Cost $16,390)				16,492

Total Bonds – 98.98%
(Cost $2,047,118)				2,032,940

SHORT-TERM INVESTMENTS — 0.48%

U.S. Treasury Bills — 0.48%
U.S. Treasury Bills
2.38%[7]	03/28/19	[8]	$10,000	9,944

Total Short-Term Investments
(Cost $9,944)				9,944

Total Investments – 99.46%
(Cost $2,057,062)				2,042,884

Cash and Other Assets, Less
Liabilities – 0.54%				11,005

Net Assets – 100.00%				$2,053,889

[1]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Floating rate security. The rate disclosed was in effect at December 31, 2018.
[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $53,729, which is 2.62% of total net assets.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $9,944.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report December 2018

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	2	03/29/19	$229,375	$3,683	$3,683

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018  /  15

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 49.86%
ASSET-BACKED SECURITIES — 8.05%*
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2 (LIBOR USD 1-Month plus 0.80%)
3.31%	04/26/32	[1,2]	$50,000	$50,263
J.G. Wentworth XXIV LLC,
Series 2011-2A, Class A
4.94%	09/15/56	[2]	40,785	44,053
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	14,309	14,660
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
3.46%	11/25/48	[1,2]	60,000	60,421
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.95%	03/15/55	[1]	40,000	38,003
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.66%	04/25/40	[1,2]	40,000	39,016

Total Asset-Backed Securities
(Cost $237,019)				246,416

CORPORATES — 16.51%**
Banking — 3.56%
Bank of America Corp.
3.00%	12/20/23	[3]	15,000	14,588
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		5,000	4,915
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 1.00%)
3.44%	01/15/23	[1]	40,000	39,645
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,4]	5,000	5,119
Santander UK Group Holdings PLC (United Kingdom)
4.80%	11/15/24	[3,4]	15,000	14,910
Wells Fargo & Co.
(LIBOR USD 3-Month plus 1.23%)
3.76%	10/31/23	[1]	30,000	29,913

				109,090

Communications — 0.74%
Charter Communications Operating
LLC/Charter Communications Operating Capital
4.50%	02/01/24		10,000	9,992
Viacom, Inc.
3.88%	04/01/24		8,000	7,853

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[4]	$5,000	$4,860

				22,705

Consumer Discretionary — 0.80%
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,4]	5,000	4,814
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.21%	11/15/21	[1]	10,000	9,884
Reynolds American, Inc.
4.45%	06/12/25		10,000	9,656

				24,354

Electric — 0.26%
Eversource Energy, Series O
4.25%	04/01/29		8,000	8,076

Energy — 1.74%
Energy Transfer Operating LP
4.75%	01/15/26		10,000	9,603
Kinder Morgan Energy Partners LP
3.50%	09/01/23		8,000	7,819
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		8,000	7,864
Range Resources Corp.
5.00%	03/15/23		3,000	2,651
Sabine Pass Liquefaction LLC
5.75%	05/15/24		5,000	5,206
Spectra Energy Partners LP
4.75%	03/15/24		10,000	10,256
Williams Cos., Inc. (The)
4.30%	03/04/24		10,000	9,977

				53,376

Finance — 3.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%	05/15/21	[4]	10,000	10,050
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
3.18%	04/06/20	[1,2]	10,000	9,950
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.95%)
3.44%	07/24/23	[1]	30,000	29,311
Ford Motor Credit Co. LLC
4.25%	09/20/22		30,000	28,857

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report December 2018

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
2.91%	07/24/23	[3]	$5,000	$4,769
4.22%	05/01/29	[3]	10,000	9,653
(LIBOR USD 3-Month plus 1.11%)
3.62%	04/26/22	[1]	20,000	19,784
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[2,3,4]	10,000	9,633

				122,007

Food — 0.55%
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
3.30%	10/09/20	[1]	10,000	9,890
Kraft Heinz Foods Co.
4.00%	06/15/23		7,000	7,011

				16,901

Health Care — 2.01%
Aetna, Inc.
3.50%	11/15/24		10,000	9,631
Allergan Funding SCS (Luxembourg)
3.85%	06/15/24	[4]	10,000	9,875
Bausch Health Cos., Inc. (Canada)
5.50%	11/01/25	[2,4]	3,000	2,809
Bayer U.S. Finance II LLC
(LIBOR USD 3-Month plus 1.01%)
3.80%	12/15/23	[1,2]	10,000	9,573
Becton Dickinson and Co.
3.73%	12/15/24		10,000	9,673
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
3.49%	03/09/21	[1]	10,000	9,922
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[2]	10,000	10,071

				61,554

Industrials — 0.50%
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
3.10%	08/15/36	[1]	22,000	15,181

Real Estate Investment Trust (REIT) — 1.45%
Boston Properties LP
2.75%	10/01/26		10,000	9,048
Digital Realty Trust LP
3.63%	10/01/22		10,000	9,914
HCP, Inc.
3.15%	08/01/22		10,000	9,753

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Welltower, Inc.
5.25%	01/15/22		$15,000	$15,603

				44,318

Retail — 0.21%
Rite Aid Corp.
6.13%	04/01/23	[2]	8,000	6,350

Transportation — 0.71%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		17,869	18,559
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		3,003	3,154

				21,713

Total Corporates
(Cost $504,720)				505,625

MORTGAGE-BACKED — 25.30%*
Non-Agency Commercial
Mortgage-Backed — 16.94%
BANK, Series 2017-BNK8, Class XA (IO)
0.75%	11/15/50	[3]	497,970	26,198
BBCMS Mortgage Trust, Series 2017-C1, Class XA (IO)
1.51%	02/15/50	[3]	395,307	35,744
BBCMS Trust, Series 2015-SRCH, Class A2
4.20%	08/10/35	[2]	50,000	51,294
CD Mortgage Trust, Series 2016-CD1, Class A3
2.46%	08/10/49		40,000	37,362
Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)
1.79%	10/15/45	[3]	246,754	13,227
Commercial Mortgage Trust, Series 2013-CR12, Class XA (IO)
1.18%	10/10/46	[3]	753,338	33,062
Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)
1.24%	03/10/46	[3]	826,847	32,569
Commercial Mortgage Trust, Series 2015-LC23, Class A4
3.77%	10/10/48		31,000	31,516
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA (IO)
1.80%	01/15/49	[3]	295,293	26,189
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%	11/15/49		30,000	29,673

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 17

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%	09/15/50		$50,000	$49,688
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA (IO)
1.69%	06/15/49	[3]	342,379	25,416
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class XA (IO)
0.90%	10/15/47	[3]	186,243	3,951
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4
3.25%	02/15/48		28,000	27,645
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XA (IO)
0.94%	03/15/48	[3]	771,683	32,661
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4 (IO)
3.68%	12/15/50		12,000	11,933
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XA (IO)
1.15%	05/15/48	[3]	738,285	34,132
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA (IO)
0.78%	02/15/44	[2,3]	1,176,183	16,390

				518,650

Non-Agency Mortgage-Backed — 4.55%
American Home Mortgage Investment Trust, Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
2.79%	03/25/46	[1]	28,407	25,988
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.96%	11/25/36	[1]	30,000	30,009
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.30%	09/25/35	[3]	12,784	13,035
Mill City Mortgage Trust, Series 2015-2, Class A1 (Cayman Islands)
3.00%	09/25/57	[2,3,4]	415	414
Nomura Resecuritization Trust, Series 2015-5R, Class 4A1
(LIBOR USD 1-Month plus 0.14%)
4.67%	07/26/37	[1,2]	27,782	27,887
Residential Accredit Loans Trust, Series 2005-QA10, Class A31
4.75%	09/25/35	[3]	13,434	11,372

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1
4.21%	04/25/36	[3]	$31,284	$30,542

				139,247

U.S. Agency Commercial
Mortgage-Backed — 0.98%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class AX1 (IO)
0.94%	01/25/20	[3]	4,207,834	29,971

U.S. Agency Mortgage-Backed — 2.83%
Fannie Mae Pool AM8692
3.03%	04/01/30		40,000	38,277
Fannie Mae REMICS, Series 2005-56, Class SP
(LIBOR USD 1-Month plus 42.30%)
6.00%	08/25/33	[1]	15,983	16,584
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K710, Class X1 (IO)
1.73%	05/25/19	[3]	4,891,158	11,881
Ginnie Mae, Series 2012-73, Class NK (IO)
3.00%	08/20/40		20,026	19,986

				86,728

Total Mortgage-Backed
(Cost $752,952)				774,596

Total Bonds – 49.86%
(Cost $1,494,691)				1,526,637

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 47.34%
Money Market Funds — 3.86%
Dreyfus Government Cash
Management Fund
2.20%[5]			118,000	118,000

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report December 2018

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 43.48%
U.S. Treasury Bills
2.38%[6]	02/19/19	$140,000	$139,558
2.41%[6]	04/04/19	300,000	298,144
2.44%[6]	04/18/19	300,000	297,890
2.45%[6]	04/25/19	300,000	297,739
U.S. Treasury Bills (WI)
2.44%[6]	04/11/19	300,000	298,022

			1,331,353

Total Short-Term Investments
(Cost $1,449,296)			1,449,353

Total Investments – 97.20%
(Cost $2,943,987)			2,975,990

Cash and Other Assets, Less
Liabilities – 2.80%			85,719

Net Assets – 100.00%			$3,061,709

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2018.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Represents the current yield as of December 31, 2018.
[6]	Represents annualized yield at date of purchase.

*	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
**	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 19

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.44%
BANK LOANS — 90.03%*
Automotive — 0.12%
Tenneco, Inc., Term Loan B
(LIBOR plus 2.75%)
5.27%	06/18/25	[1]	$350,000	$330,138

Communications — 13.10%
Altice Financing SA, Term Loan
(LIBOR plus 2.75%)
5.22%	01/31/26	[1]	990,000	916,988
AP NMT Acquisition BV, Term Loan B, 1st Lien
(LIBOR plus 5.75%)
8.15%	08/13/21	[1]	312,558	301,306
Beasley Mezzanine Holdings LLC, Term Loan
(LIBOR plus 4.00%)
6.47%	11/01/23	[1]	482,530	476,901
CBS Radio, Inc., Term Loan B1
(LIBOR plus 2.75%)
5.26%	11/18/24	[1]	728,402	687,885
CenturyLink, Inc., Term Loan B
(LIBOR plus 2.75%)
5.27%	01/31/25	[1]	1,488,741	1,394,206
Charter Communications Operating LLC, Term Loan B
(LIBOR plus 2.00%)
4.53%	04/30/25	[1]	1,980,000	1,904,522
Coral U.S. Co-Borrower LLC., Term Loan B4
(LIBOR plus 3.25%)
5.77%	02/02/26	[1]	500,000	484,285
CSC Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.75%	01/15/26	[1]	1,000,000	950,000
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.71%	07/17/25	[1]	617,139	587,517
Dawn Acquisition LLC, Term Loan
(LIBOR plus 3.75%)
6.55%	10/27/25	[1]	1,500,000	1,417,500
Go Wireless, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.50%)
9.02%	12/22/24	[1]	712,500	693,202
Gray Television, Inc., Term Loan C
(LIBOR plus 2.50%)
5.02%	11/02/25	[1]	400,000	387,644
GTT Communications, Inc., Term Loan
(LIBOR plus 2.75%)
5.27%	05/31/25	[1]	1,493,747	1,409,104
Intelsat Jackson Holdings SA, Term Loan B5 (Luxembourg)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
6.63%	01/02/24	[2]	$500,000	$494,250
Lamar Media Corp., Term Loan B
(LIBOR plus 1.75%)
4.31%	03/14/25	[1]	1,439,125	1,404,341
LSF9 Atlantis Holdings LLC,Term Loan
(LIBOR plus 6.00%)
8.38%	05/01/23	[1]	721,875	689,091
Maxar Technologies Ltd.,Term Loan B
(LIBOR plus 2.75%)
5.15%	10/04/24	[1]	1,337,513	1,233,855
Merrill Communications LLC, Term Loan
(LIBOR plus 5.25%)
7.78%	06/01/22	[1]	196,044	196,044
Mission Broadcasting, Inc., Term Loan B3
(LIBOR plus 2.25%)
4.76%	01/17/24	[1]	68,954	65,472
Nep Group, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.77%	10/19/25	[1]	1,750,000	1,685,478
Nep Group, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.52%	10/19/26	[1]	440,000	415,800
Nexstar Broadcasting, Inc. Term Loan B3
(LIBOR plus 2.25%)
4.76%	01/17/24	[1]	397,856	377,764
Numericable U.S. LLC, Term Loan B13, (France)
(LIBOR plus 4.00%)
6.46%	08/14/26	[1,2]	500,000	473,645
Radiate Holdco LLC,Term Loan
(LIBOR plus 3.00%)
5.52%	02/01/24	[1]	1,488,655	1,408,990
Research Now Group, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
8.02%	12/20/24	[1]	495,000	486,956
SBA Senior Finance II LLC, Term Loan
(LIBOR plus 2.00%)
4.53%	04/11/25	[1]	2,014,875	1,937,433
Sinclair Television Group, Inc., Term Loan B
(LIBOR plus 2.25%)
4.78%	01/03/24	[1]	1,950,231	1,856,376
Sprint Communications, Inc., Term Loan
(LIBOR plus 2.50%)
5.06%	02/02/24	[1]	2,982,310	2,845,630
Tribune Media Co., Term Loan B

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report December 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 3.00%)
5.52%	12/27/20	[1]	$41,215	$41,035
Tribune Media Co., Term Loan C
(LIBOR plus 3.00%)
5.52%	01/27/24	[1]	513,695	505,605
Unitymedia Finance LLC, Term Loan D, 1st Lien
(LIBOR plus 2.25%)
4.71%	01/15/26	[1]	2,000,000	1,936,660
Unitymedia Hessen GMBH & Co., Term Loan B (Germany)
(LIBOR plus 2.25%)
4.76%	09/30/25	[1,2]	500,000	484,500
Univision Communications, Inc., Term Loan
(LIBOR plus 2.75%)
5.27%	03/15/24	[1]	1,059,305	963,968
UPC Financing Partnership, Term Loan AR
(LIBOR plus 2.50%)
4.96%	01/15/26	[1]	1,999,367	1,907,896
WideOpenWest Finance LLC, Term Loan B
(LIBOR plus 3.25%)
5.72%	08/18/23	[1]	933,918	867,377
Windstream Services LLC, Term Loan B6
(LIBOR plus 4.00%)
6.46%	03/29/21	[1]	1,313,000	1,178,418
Windstream Services LLC, Term Loan B7
(LIBOR plus 3.25%)
5.71%	02/17/24	[1]	587,974	500,513
Ziggo Secured Finance Partnership, Term Loan E
(LIBOR plus 2.50%)
4.96%	04/15/25	[1]	945,114	892,986

				36,461,143

Consumer Discretionary — 9.23%
AI Aqua Merger Sub, Inc., Term Loan B1
(LIBOR plus 3.25%)
5.77%	12/13/23	[1]	500,000	480,625
AI Aqua Merger Sub, Inc., Term Loan
(LIBOR plus 3.25%)
5.77%	12/13/23	[1]	1,485,000	1,427,456
Allied Universal Holdco LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.27%	07/28/22	[1]	997,436	949,060

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
6.02%	09/26/24	[1]	$493,750	$446,844
Arterra Wines Canada, Inc., Term Loan B1 (Canada)
(LIBOR plus 2.75%)
5.54%	12/15/23	[1,2]	2,458,728	2,348,085
Boing US Holdco, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.84%	10/03/24	[1]	990,019	952,893
CityCenter Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.77%	04/18/24	[1]	2,222,484	2,112,149
Crown Finance US, Inc., Term Loan
(LIBOR plus 2.50%)
5.02%	02/28/25	[1]	992,500	942,046
CSC SW Holdco, Inc., Term Loan B1
(LIBOR plus 3.25%)
5.69%	11/14/22	[1]	1,976,234	1,891,256
Four Seasons Hotels, Ltd., Term Loan
(LIBOR plus 2.00%)
4.52%	11/30/23	[1]	980,000	943,074
Hilton Worldwide Finance LLC, Term Loan B2
(LIBOR plus 1.75%)
4.26%	10/25/23	[1]	539,970	522,613
KFC Holding Co., Term Loan B
(LIBOR plus 1.75%)
4.22%	04/03/25	[1]	2,463,981	2,410,093
KUEHG Corp., Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
6.55%	02/21/25	[1]	746,250	719,202
Nai Entertainment Holdings LLC, Term Loan B
(LIBOR plus 2.50%)
5.03%	05/08/25	[1]	748,125	706,978
National Cinemedia LLC, Term Loan
(LIBOR plus 3.00%)
5.50%	06/20/25	[1]	498,750	483,538
Nielsen Finance LLC, Term Loan B4
(LIBOR plus 2.00%)
4.39%	10/04/23	[1]	1,225,094	1,192,555
Prometric Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.53%	01/29/25	[1]	994,987	961,406
Restaurant Technologies, Inc., Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 21

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
(LIBOR plus 3.25%)
5.65%	10/01/25	[1]	$500,000	$487,500
Reynolds Group Holdings, Inc., Term Loan
(LIBOR plus 2.75%)
5.27%	02/05/23	[1]	939,480	898,208
SMG U.S. Midco 2, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.52%	01/23/25	[1]	496,250	482,191
Stars Group Holdings BV, Term Loan
(LIBOR plus 3.50%)
6.30%	07/10/25	[1]	1,992,494	1,931,474
Sunshine Investments BV, Term Loan B3
(LIBOR plus 3.25%)
5.87%	03/28/25	[1]	2,000,000	1,920,000
Wyndham Hotels & Resorts, Inc.Term Loan B
(LIBOR plus 1.75%)
4.27%	05/30/25	[1]	498,750	481,294

				25,690,540

Consumer Products — 1.17%
BJ’s Wholesale Club, Inc., Term Loan
(LIBOR plus 3.00%)
5.43%	02/05/24	[1]	401,316	391,233
Hoffmaster Group, Inc., Term Loan B1
(LIBOR plus 4.00%)
6.52%	11/21/23	[1]	478,747	471,566
JBS USA LUX SA, Term Loan (Luxembourg)
(LIBOR plus 2.50%)
5.02%	10/30/22	[1,2]	218,960	211,205
5.30%	10/30/22	[1,2]	1,277,233	1,232,000
Shearer’s Foods LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.77%	06/30/21	[1]	986,688	948,045

				3,254,049

Electric — 0.57%
Calpine Corp., Term Loan
(LIBOR plus 1.75%)
4.28%	12/31/19	[1]	245,625	244,059
Chief Power Finance LLC, Term Loan B
(LIBOR plus 4.75%)
7.28%	12/31/20	[1,3,4]	931,510	871,348
EIF Channelview Cogeneration LLC, Term Loan B
(LIBOR plus 4.25%)
6.78%	05/03/25	[1]	465,209	461,431

				1,576,838

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy — 3.81%
Centurion Pipeline Co. LLC, Term Loan
(LIBOR plus 3.25%)
6.05%	09/29/25	[1]	$1,000,000	$957,500
Contura Energy, Inc. Term Loan
(LIBOR plus 5.00%)
7.39%	11/10/25	[1]	500,000	496,250
EG Dutch Finco BV, Term Loan B (United Kingdom)
(LIBOR plus 4.00%)
6.81%	02/07/25	[1,2]	498,744	481,911
EG Group LLC, Term Loan
(LIBOR plus 4.00%)
6.81%	02/07/25	[1]	1,240,627	1,198,756
EMG Utica LLC, Term Loan
(LIBOR plus 3.75%)
6.55%	03/27/20	[1,3,4]	559,038	552,050
Energizer Holdings, Inc., Term Loan B
(LIBOR plus 2.25%)
2.25%	12/17/25	[1]	1,000,000	968,750
Energy Transfer Equity LP, Term Loan
(LIBOR plus 2.00%)
4.52%	02/02/24	[1]	1,750,000	1,712,183
Glass Mountain Pipeline Holdings LLC, Term Loan
(LIBOR plus 4.50%)
7.01%	12/23/24	[1]	496,250	468,956
Seadrill Operating LP, Term Loan (United Kingdom)
(LIBOR plus 6.00%)
8.80%	02/21/21	[1,2]	496,037	390,631
Traverse Midstream Partners LLC, Term Loan
(LIBOR plus 4.00%)
6.60%	09/27/24	[1]	1,000,000	962,500
Vistra Operations Co., LLC, Term Loan
(LIBOR plus 2.00%)
4.46%	12/31/25	[1]	1,831,561	1,767,200
4.52%	12/31/25	[1]	659,056	635,897

				10,592,584

Finance — 8.18%
ADMI Corp., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.52%	04/30/25	[1]	995,000	948,563
Aruba Investments, Inc., Term Loan B1
(LIBOR plus 3.25%)
5.77%	02/02/22	[1]	402,085	391,866
Auris Lux Co., Term Loan, (Luxembourg)

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report December 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
(LIBOR plus 3.75%)
3.75%	07/24/25	[1,2]	$1,250,000	$1,221,100
Auris Luxembourg III SARL, Term Loan B7, (Luxembourg)
(LIBOR plus 3.00%)
5.52%	01/17/22	[1,2]	1,434,066	1,434,066
Avolon TLB Borrower 1 (US) LLC, Term Loan B3
(LIBOR plus 2.00%)
4.47%	01/15/25	[1]	2,073,161	1,997,802
Camelot US Acquisition I Co., Term Loan
(LIBOR plus 3.25%)
5.77%	10/03/23	[1,3,4]	1,427,103	1,366,451
CBAC Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.52%	07/07/24	[1]	1,283,750	1,263,293
Delos Finance SARL, Term Loan
(LIBOR plus 1.75%)
4.55%	10/06/23	[1]	2,500,000	2,438,750
DTZ US Borrower LLC, Term Loan
(LIBOR plus 3.25%)
5.77%	08/21/25	[1]	648,375	622,035
Engineered Machinery Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
6.05%	07/19/24	[1]	990,000	959,063
First Eagle Holdings, Inc., Term Loan
(LIBOR plus 2.75%)
5.56%	12/02/24	[1]	500,000	493,283
Forest City Enterprises, Term Loan
(LIBOR plus 4.00%)
6.38%	12/08/25	[1]	1,000,000	979,165
Helix Gen Funding LLC, Term Loan
(LIBOR plus 3.75%)
6.27%	06/03/24	[1]	528,060	495,661
Midas Intermediate Holdco II LLC, Term Loan B
(LIBOR plus 2.75%)
5.56%	08/18/21	[1]	713,266	678,494
NMN Holdings III Corp. Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.18%	11/13/25	[1,5]	1,237,500	1,212,750
Plaskolite PPC Intermediate II LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.69%	12/15/25	[1]	2,000,000	1,980,000
Pre Paid Legal Services, Inc., Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
(LIBOR plus 3.00%)
5.52%	05/01/25	[1]	$458,750	$450,148
RPI Finance Trust, Term Loan B6
(LIBOR plus 2.00%)
4.52%	03/27/23	[1]	983,406	954,784
Telenet Financing USD LLC, Term Loan
(LIBOR plus 2.25%)
4.71%	08/15/26	[1]	1,500,000	1,431,818
UFC Holdings LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.78%	08/18/23	[1]	1,466,250	1,432,526

				22,751,618

Food — 3.06%
8th Avenue Food & Provisions, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.10%	10/01/25	[1]	250,000	245,521
Albertson’s LLC, Term Loan B7
(LIBOR plus 3.00%)
5.52%	11/17/25	[1]	300,000	285,375
American Seafoods Group LLC, Term Loan B
(PRIME plus 1.75%)
7.25%	08/21/23	[1]	19,345	18,644
(LIBOR plus 2.75%)
5.28%	08/21/23	[1]	1,262,248	1,216,491
Chobani LLC, Term Loan B
(LIBOR plus 3.50%)
6.02%	10/10/23	[1]	980,043	916,345
H-Food Holdings LLC, Term Loan
(LIBOR plus 3.69%)
6.21%	05/23/25	[1]	995,000	957,190
H-Food Holdings LLC, Term Loan B2
(LIBOR plus 4.00%)
6.52%	05/23/25	[1]	1,000,000	992,500
Hostess Brands LLC, Term Loan B
(LIBOR plus 2.25%)
4.78%	08/03/22	[1]	1,473,946	1,410,847
Northeast Foods LLC, Term Loan
(LIBOR plus 3.75%)
6.27%	07/20/25	[1]	1,293,500	1,280,565
Utz Quality Foods LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
6.02%	11/21/24	[1]	1,237,500	1,202,695

				8,526,173

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 23

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming — 7.30%
Affinity Gaming LLC, Term Loan
(LIBOR plus 3.25%)
5.77%	07/03/23	[1]	$468,887	$449,154
Caesars Resort Collection LLC, Term Loan B
(LIBOR plus 2.75%)
5.27%	12/23/24	[1]	1,485,000	1,430,901
CEOC LLC, Term Loan B
(LIBOR plus 2.00%)
4.52%	10/06/24	[1]	991,241	947,462
Churchill Downs, Inc., Term Loan B
(LIBOR plus 2.00%)
4.53%	12/27/24	[1]	1,549,350	1,497,059
Gateway Casinos & Entertainment Ltd., Term Loan
(LIBOR plus 3.00%)
5.80%	12/01/23	[1]	995,000	960,175
Golden Entertainment, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.53%	10/21/24	[1]	1,485,000	1,425,600
Golden Entertainment, Inc., Term Loan B, 2nd Lien
(LIBOR plus 7.00%)
9.53%	10/20/25	[1]	500,000	483,750
Golden Nugget, Inc., Term Loan B
(LIBOR plus 2.75%)
5.19%	10/04/23	[1]	622,380	601,154
5.28%	10/04/23	[1]	783,900	757,165
Greektown Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.27%	04/25/24	[1]	1,474,981	1,460,231
GVC Holdings PLC, Term Loan B2
(LIBOR plus 2.50%)
5.02%	03/29/24	[1]	1,488,750	1,454,628
Las Vegas Sands LLC, Term Loan B
(LIBOR plus 1.75%)
4.27%	03/27/25	[1]	2,431,923	2,330,597
Penn National Gaming, Inc., Term Loan B1
(LIBOR plus 2.25%)
4.71%	10/15/25	[1]	1,405,000	1,358,902
Station Casinos LLC, Term Loan B
(LIBOR plus 2.50%)
5.03%	06/08/23	[1]	1,423,953	1,371,573
Wynn Resorts, Ltd., Term Loan
(LIBOR plus 2.25%)
4.78%	10/30/24	[1]	2,500,000	2,373,450
Yonkers Racing Corp., Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
(PRIME plus 2.25%)
7.75%	05/31/24	[1]	$1,418,942	$1,406,527

				20,308,328

Health Care — 10.88%
Acadia Healthcare Co., Inc., Term Loan B3
(LIBOR plus 2.50%)
5.02%	02/11/22	[1]	937,241	907,511
Acadia Healthcare Co., Inc., Term Loan B4
(LIBOR plus 2.50%)
5.02%	02/16/23	[1]	284,071	275,060
Albany Molecular Research, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.77%	08/30/24	[1]	734,997	698,710
Argon Medical Devices Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.27%	01/23/25	[1]	992,500	982,575
Aveanna Healthcare LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.77%	03/13/24	[1]	1,376,241	1,293,666
Bausch Health Co., Inc., Term Loan
(LIBOR plus 2.75%)
5.13%	11/27/25	[1]	246,875	234,956
Bausch Health Companies, Inc., Term Loan
(LIBOR plus 3.00%)
5.38%	06/02/25	[1]	2,113,937	2,024,983
Carestream Dental Equipment, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
6.05%	09/01/24	[1]	987,500	955,406
CCS-CMGC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
8.02%	10/01/25	[1]	500,000	487,500
Change Healthcare Holdings LLC, Term Loan
(LIBOR plus 2.75%)
5.27%	03/01/24	[1]	498,705	474,600
Community Health Systems, Inc., Term Loan H
(LIBOR plus 3.25%)
5.96%	01/27/21	[1]	436,611	421,019
Endo Luxembourg Finance I Co. SARL, Term Loan (Luxembourg)
(LIBOR plus 4.25%)
6.81%	04/29/24	[1,2]	486,918	462,572

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report December 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Gentiva Health Services, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.31%	07/02/25	[1]	$1,462,398	$1,422,182
Gentiva Health Services, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.56%	07/02/26	[1]	250,000	250,000
Greatbatch Ltd. Term Loan B
(LIBOR plus 3.00%)
5.39%	10/27/22	[1]	869,388	850,231
Inovalon Holdings, Inc., Term Loan
(LIBOR plus 3.50%)
5.94%	04/02/25	[1]	997,500	975,056
IQVIA, Inc., Term Loan B3
(LIBOR plus 1.75%)
4.27%	06/11/25	[1]	497,500	482,267
Lantheus Medical Imaging, Inc., Term Loan B
(LIBOR plus 3.75%)
6.27%	06/30/22	[1]	982,500	965,306
Medical Solutions Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.27%	06/14/24	[1]	987,538	972,724
MPH Acquisition Holdings LLC, Term Loan
(LIBOR plus 2.75%)
5.55%	06/07/23	[1]	1,714,697	1,630,154
Navicure, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.27%	11/01/24	[1]	1,089,000	1,063,136
NMSC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 5.00%)
7.59%	04/19/23	[1]	1,177,338	1,165,565
Ortho-Clinical Diagnostics, Inc., Term Loan
(LIBOR plus 3.25%)
5.76%	06/30/25	[1]	492,500	458,025
Pearl Intermediate Parent LLC, Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 2.75%)
5.25%	02/14/25	[1]	328,957	312,920
5.27%	02/14/25	[1]	16,573	15,765
Pearl Intermediate Parent LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
5.25%	02/14/25	[1,6]	1,533,864	1,459,088
PharMerica Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.96%	12/06/24	[1]	1,491,244	1,429,111

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Premise Health Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.55%	07/10/25	[1,7]	$696,628	$686,179
Prospect Medical Holdings, Inc., Term Loan B1
(LIBOR plus 5.50%)
7.94%	02/22/24	[1]	980,069	970,881
Surgery Center Holdings, Inc., Term Loan
(LIBOR plus 3.25%)
5.78%	09/02/24	[1]	2,236,837	2,137,589
TecoStar Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.89%	05/01/24	[1]	704,883	680,212
Viant Medical Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.55%	07/02/25	[1]	997,500	986,278
Wink Holdco, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.52%	12/01/24	[1]	1,988,092	1,892,415
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
9.28%	12/01/25	[1]	250,000	237,918

				30,261,560

Industrials — 10.18%
Agro Merchants North America Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.55%	12/06/24	[1]	1,529,979	1,472,605
American Traffic Solutions Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.27%	02/28/25	[1]	1,493,737	1,460,128
Berry Global, Inc., Term Loan Q
(LIBOR plus 2.00%)
4.39%	10/01/22	[1]	469,600	459,948
Berry Global, Inc., Term Loan R
(LIBOR plus 2.00%)
4.39%	01/19/24	[1]	491,250	479,757
CHG PPC Parent LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.27%	03/31/25	[1]	995,000	957,688
Clean Harbors, Inc., Term Loan
(LIBOR plus 1.75%)
4.27%	06/30/24	[1]	1,832,199	1,780,669
CPI Holdco LLC, Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 25

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 3.50%)
6.02%	03/21/24	[1]	$1,965,007	$1,917,110
CRCI Longhorn Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.89%	08/08/25	[1]	1,995,000	1,910,213
IBC Capital Limited, Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
6.55%	09/11/23	[1]	1,985,000	1,920,488
Infiltrator Water Technologies LLC, Term Loan B2
(LIBOR plus 3.00%)
5.80%	05/27/22	[1]	1,455,042	1,413,209
Jade Germany GMBH, Term Loan, (Germany)
(LIBOR plus 5.50%)
8.09%	05/31/23	[1,2]	985,000	955,450
Pelican Products, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.88%	05/01/25	[1]	497,500	472,625
Penn Engineering & Manufacturing Corp., Term Loan B
(LIBOR plus 2.75%)
5.27%	06/27/24	[1]	738,750	715,354
PGT Innovations, Inc., Term Loan B
(LIBOR plus 3.50%)
6.02%	02/16/22	[1]	18,518	18,303
6.12%	02/16/22	[1]	99,954	98,788
Plaze, Inc., Term Loan
(LIBOR plus 3.50%)
5.90%	07/31/22	[1]	135,063	134,725
6.02%	07/31/22	[1]	2,058,524	2,053,378
ProAmpac PG Borrower LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.98%	11/20/23	[1]	534,497	512,782
6.02%	11/20/23	[1]	240,523	230,752
6.08%	11/20/23	[1]	266,179	255,366
6.09%	11/20/23	[1]	101,298	97,183
6.14%	11/20/23	[1]	327,503	314,198
Sigma Bidco BV, Term Loan B2
(LIBOR plus 3.00%)
5.40%	07/02/25	[1]	995,000	945,250
Spectrum Holdings III Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.77%	01/31/25	[1]	1,449,075	1,392,923
Technimark LLC, Term Loan

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 3.75%)
6.27%	08/08/25	[1]	$1,000,000	$988,750
Titan Acquisition, Ltd. Term Loan
(LIBOR plus 3.00%)
5.52%	03/28/25	[1]	497,494	457,694
Transcendia Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
6.02%	05/30/24	[1]	1,481,287	1,407,223
Transdigm, Inc., Term Loan F
(LIBOR plus 2.50%)
5.02%	06/09/23	[1]	1,480,184	1,400,624
TricorBraun, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.55%	11/30/23	[1,8]	1,336,364	1,313,532
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.25%)
4.16%	03/02/20	[1,3,4]	136,500	135,988
Zep, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.52%	08/12/24	[1]	740,625	666,563

				28,339,266

Information Technology — 7.26%
Ascend Learning LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.52%	07/12/24	[1]	987,500	938,125
Ciena Corp., Term Loan
(LIBOR plus 2.00%)
4.47%	09/26/25	[1]	500,000	481,250
Dell International LLC, Term Loan B
(LIBOR plus 2.00%)
4.53%	09/07/23	[1]	1,349,692	1,300,766
DigiCert Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.52%	10/31/24	[1]	1,493,756	1,467,616
EagleView Technology Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.96%	08/14/25	[1]	500,000	478,333
First Data Corp., Term Loan
(LIBOR plus 2.00%)
4.50%	07/08/22	[1]	972,765	937,045
4.50%	04/26/24	[1]	528,184	505,868
GlobalLogic Holdings, Inc., Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report December 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 3.25%)
5.59%	08/01/25	[1,9]	$436,406	$421,678
Imperva, Inc., Term Loan
(LIBOR plus 4.00%)
6.52%	11/20/25	[1]	500,000	493,125
IQVIA, Inc., Term Loan B2
(LIBOR plus 2.00%)
4.52%	01/17/25	[1]	1,984,975	1,932,869
Microchip Technology, Inc., Term Loan
(LIBOR plus 2.00%)
4.53%	05/29/25	[1]	452,167	429,746
Oberthur Technologies Of America Corp., Term Loan B
(LIBOR plus 3.75%)
6.55%	01/10/24	[1]	1,473,750	1,436,449
OpenLink International Holdings, Inc., Term Loan
(LIBOR plus 4.75%)
7.27%	03/21/25	[1]	732,956	728,833
Peak 10 Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
6.30%	08/01/24	[1]	246,875	225,273
Perspecta, Inc., Term Loan B
(LIBOR plus 2.25%)
4.77%	05/30/25	[1]	497,500	482,575
Project Alpha Intermediate Holdings Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.94%	04/26/24	[1]	985,000	952,987
Scientific Games International, Inc., Term Loan B5
(LIBOR plus 2.75%)
5.25%	08/14/24	[1]	1,201,295	1,131,362
5.27%	08/14/24	[1]	287,455	270,721
Sophia LP, Term Loan B
(LIBOR plus 3.25%)
6.05%	09/30/22	[1]	1,191,033	1,151,259
SS&C Technologies, Inc., Term Loan B5
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	498,743	472,249
SS&C Technologies, Inc., Term Loan B3
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	1,295,156	1,225,774
SS&C Technologies, Inc., Term Loan B4
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	491,270	464,953
TierPoint LLC, Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 3.75%)
6.27%	05/06/24	[1]	$467,133	$437,938
VT Topco, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.05%	08/01/25	[1]	59,756	59,103
6.55%	08/01/25	[1,10]	798,000	789,274
6.55%	08/01/25	[1]	40,667	40,222
Zotec Partners LLC, Term Loan
(LIBOR plus 5.00%)
7.51%	02/14/24	[1]	981,250	951,813

				20,207,206

Insurance – 0.72%
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR plus 2.75%)
5.21%	05/09/25	[1]	1,126,964	1,068,429
AssuredPartners, Inc., Term Loan B
(LIBOR plus 3.25%)
5.77%	10/22/24	[1]	486,447	460,607
Hyperion Refinance SARL., Term Loan
(LIBOR plus 3.50%)
6.06%	12/20/24	[1]	495,000	480,769

				2,009,805

Materials — 3.51%
Archroma Finance SARL, Term Loan B2 (Switzerland)
(LIBOR plus 4.00%)
6.42%	08/12/24	[1,2]	740,625	734,759
Berry Plastics Group, Inc. Term Loan
(LIBOR plus 1.75%)
4.14%	01/06/21	[1]	900,000	881,249
Cyanco Intermediate 2 Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
6.02%	03/16/25	[1]	1,493,737	1,447,058
DuBois Chemicals, Inc., Term Loan
(LIBOR plus 3.25%) 5.77%	03/15/24	[1]	1,721,219	1,671,734
Flex Acquisition Co., Inc., Term Loan B
(LIBOR plus 3.25%)
5.60%	06/29/25	[1]	1,496,250	1,421,438
Multi-Color Corp., Term Loan B
(LIBOR plus 2.00%)
4.52%	10/31/24	[1]	495,000	472,727
Schenectady International Group, Inc., Term Loan

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 27

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Materials (continued)
(LIBOR plus 4.75%)
7.19%	10/15/25	[1]	$250,000	$241,250
Starfruit Finco BV, Term Loan (Netherlands)
(LIBOR plus 3.25%)
5.60%	10/01/25	[1,2]	1,000,000	960,000
WR Grace & Co., Term Loan B1
(LIBOR plus 1.75%)
4.55%	04/03/25	[1]	735,000	713,182
WR Grace & Co., Term Loan B2
(LIBOR plus 1.75%)
4.14%	04/03/25	[1]	1,260,000	1,222,597

				9,765,994

Real Estate Investment Trust (REIT) — 1.79%
Lightstone HoldCo LLC, Term Loan B
(LIBOR plus 3.75%)
6.27%	01/30/24	[1]	931,664	884,307
Lightstone HoldCo LLC, Term Loan C
(LIBOR plus 3.75%)
6.27%	01/30/24	[1]	50,039	47,496
MGM Growth Properties Operating Partnership LP, Term Loan B
(LIBOR plus 2.00%)
4.52%	03/21/25	[1]	2,048,409	1,968,674
VICI Properties 1 LLC, Term Loan B
(LIBOR plus 2.00%)
4.50%	12/20/24	[1]	2,159,091	2,069,024

				4,969,501

Retail — 1.28%
BC ULC/New Red Finance, Inc., Term Loan B-3 (Canada)
(LIBOR plus 2.25%)
4.77%	02/16/24	[1,2]	2,223,948	2,122,936
IRB Holding Corp., Term Loan B
(LIBOR plus 3.25%)
5.68%	02/05/25	[1]	1,493,737	1,428,013

				3,550,949

Services — 6.38%
Aramark Services, Inc., Term Loan B3
(LIBOR plus 1.75%)
4.27%	03/11/25	[1]	1,865,325	1,814,812
Carlisle Foodservice Products, Inc. Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.51%	03/20/25	[1,11]	404,916	386,694
CIBT Global, Inc. Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
(LIBOR plus 3.75%)
6.55%	06/03/24	[1]	$739,367	$722,731
EHS Hospitality, Inc., Term Loan
(LIBOR plus 2.00%)
4.52%	08/30/23	[1]	1,311,452	1,263,912
Epic Y-Grade Services LP, Term Loan
(LIBOR plus 5.50%)
8.02%	06/07/25	[1]	1,250,000	1,187,500
GFL Environmental, Inc., Term Loan
(LIBOR plus 3.00%)
5.52%	05/30/25	[1]	2,490,407	2,329,776
Lakeland Tours LLC, Term Loan B
(LIBOR plus 4.00%)
6.79%	12/16/24	[1]	1,491,244	1,456,453
Mister Car Wash Holdings, Inc., Term Loan
(LIBOR plus 3.25%)
5.75%	08/20/21	[1]	970,010	953,438
PODS LLC, Term Loan B4
(LIBOR plus 2.75%)
5.18%	12/06/24	[1]	1,488,697	1,430,385
Powerteam Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
6.06%	03/06/25	[1]	1,459,653	1,415,864
PowerTeam Services LLC, Term Loan, 2nd Lien
(LIBOR plus 7.25%)
10.06%	03/06/26	[1]	750,000	731,250
Prime Security Services Borrower LLC, Term Loan B1
(LIBOR plus 2.75%)
5.27%	05/02/22	[1]	1,122,193	1,073,097
St. George’s University Scholastic Services LLC, Term Loan
(LIBOR plus 3.50%)
6.03%	06/20/25	[1,12]	1,667,479	1,629,961
TKC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.28%	02/01/23	[1]	1,429,753	1,364,528

				17,760,401

Transportation — 1.49%
American Airlines, Inc., Term Loan
(LIBOR plus 1.75%)
4.26%	06/27/25	[1]	1,293,406	1,215,801
Arctic LNG Carriers Ltd., Term Loan
(LIBOR plus 4.50%)
7.02%	05/18/23	[1]	492,500	478,956

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report December 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
Commercial Barge Line Co., Term Loan
(LIBOR plus 8.75%)
11.27%	11/12/20	[1]	$181,579	$131,826
International Seaways, Inc., Term Loan, 1st Lien
(LIBOR plus 6.00%)
8.53%	06/22/22	[1]	1,424,890	1,408,860
Navios Maritime Partners LP, Term Loan (Greece)
(LIBOR plus 5.00%)
7.78%	09/14/20	[1,2]	915,389	909,283

				4,144,726

Total Bank Loans
(Cost $258,825,814)				250,500,819

CORPORATES — 4.26%*
Communications — 0.87%
CSC Holdings LLC
5.38%	02/01/28	[13]	1,000,000	922,180
5.50%	05/15/26	[13]	500,000	472,500
6.75%	11/15/21		1,000,000	1,027,500

				2,422,180

Finance — 0.85%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
3.24%	08/25/36	[1]	1,800,000	1,408,259
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		980,000	956,309

				2,364,568

Health Care — 1.55%
Bausch Health Cos., Inc. (Canada)
6.13%	04/15/25	[2,13]	500,000	436,250
CHS/Community Health Systems, Inc.
5.13%	08/01/21		250,000	233,750
Cigna Corp.
(LIBOR USD 3-Month plus 0.89%)
3.33%	07/15/23	[1,13]	2,700,000	2,660,511
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
3.49%	03/09/21	[1]	1,000,000	992,249

				4,322,760

Industrials — 0.76%
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
3.10%	08/15/36	[1]	850,000	586,529

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Sealed Air Corp.
5.25%	04/01/23	[13]	$1,500,000	$1,511,250

				2,097,779

Transportation — 0.23%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[13]	631,554	638,122

Total Corporates
(Cost $12,275,022)				11,845,409

MUNICIPAL BONDS — 0.15%*
California — 0.15%
State of California, Build America Bonds
7.95%	03/01/36		400,000	422,396

Total Municipal Bonds
(Cost $425,308)
Total Bonds – 94.44%

(Cost $271,526,144)	262,768,624

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 12.04%

Foreign Government Obligations — 2.52%
Japan Treasury Discount Bill, Series 793 (Japan)
0.00%[2,14]	02/12/19	770,000,000	7,019,229

Money Market Funds — 3.80%
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
2.30%[15]		10,555,000	10,555,000

U.S. Treasury Bills — 5.72%
U.S. Treasury Bills
2.35%[14]	02/12/19	$6,000,000	5,983,523
2.45%[14]	04/18/19	4,200,000	4,170,459
U.S. Treasury Bills (WI)
2.42%[14]	04/11/19	5,804,000	5,765,733

			15,919,715

Total Short-Term Investments
(Cost $33,269,045)			33,493,944

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 29

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Value
Total Investments – 106.48%
(Cost $304,795,189)	$296,262,568

Net unrealized depreciation on unfunded commitments (0.00)%	(29,378)

Liabilities in Excess of Other
Assets – (6.48)%	(18,021,752)

Net Assets – 100.00%	$278,211,438

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2018.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[4]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,925,837, which is 1.05% of total net assets.

[5]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $257,250, at an interest rate of 6.18% and a maturity of November 13, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.

[6]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $102,577, at an interest rate of 1.00% and a maturity of February 14, 2025. The investment is not accruing any unused commitment fee.

[7]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $54,595, at an interest rate of 1.00% and a maturity of July 10, 2025. The investment is not accruing any unused commitment fee.

[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $132,358, at an interest rate of 6.54% and a maturity of November 30, 2023. The investment is accruing an unused commitment fee of 1.00% per annum.

[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $60,391, at an interest rate of 3.25% and a maturity of August 01, 2025. The investment is accruing an unused commitment fee of 0.50% per annum.

[1][0]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $98,247, at an interest rate of 6.55% and a maturity of August 01, 2025. The investment is not accruing any unused commitment fee.

[11]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $87,883, at an interest rate of 1.00% and a maturity of March 20, 2025. The investment is not accruing any unused commitment fee.

[12]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $510,288, at an interest rate of 3.50% and a maturity of July 17, 2025. The investment is not accruing any unused commitment fee.

[13]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[14]	Represents annualized yield at date of purchase.

[15]	Represents the current yield as of December 31, 2018.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 6,848,645	JPY 770,000,000	Goldman Sachs International	02/12/19	$(193,460)

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report December 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.10%
BANK LOANS — 18.37%*
Communications — 5.92%
CenturyLink, Inc., Term Loan B
(LIBOR plus 2.75%)
5.27%	01/31/25	[1]	$2,488,690	$2,330,658
Colorado Buyer, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.38%	05/01/24	[1]	916,050	880,324
Colorado Buyer, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.63%	05/01/25	[1]	480,000	444,000
CSC Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.71%	07/17/25	[1]	5,652,342	5,381,029
Intelsat Jackson Holdings SA,
Term Loan B5 (Luxembourg)
6.63%	01/02/24	[2]	1,329,300	1,314,013
Level 3 Financing, Inc., Term Loan B
(LIBOR plus 2.25%)
4.75%	02/22/24	[1]	1,700,000	1,619,955
Nep Group, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.52%	10/19/26	[1]	875,000	826,875
SBA Senior Finance II LLC, Term Loan
(LIBOR plus 2.00%)
4.53%	04/11/25	[1]	4,842,333	4,656,218
Sprint Communications, Inc., Term Loan
(LIBOR plus 2.50%)
5.06%	02/02/24	[1]	5,285,601	5,043,362
Unitymedia Finance LLC, Term Loan E
(LIBOR plus 2.00%)
4.46%	06/01/23	[1]	3,089,552	3,007,756
Virgin Media Bristol LLC, Term Loan K
(LIBOR plus 2.50%)
4.96%	01/15/26	[1]	5,000,000	4,748,775

				30,252,965

Consumer Discretionary — 0.56%
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
6.02%	09/26/24	[1]	1,497,883	1,355,584
CityCenter Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.77%	04/18/24	[1]	1,596,418	1,517,164

				2,872,748

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy — 1.23%
Equitrans Midstream Corp., Term Loan
(LIBOR plus 4.50%)
7.03%	12/13/23	[1]	$500,000	$490,415
Vistra Operations Co., LLC, Term Loan
(LIBOR plus 2.00%)
4.46%	12/31/25	[1]	3,126,041	3,016,192
4.52%	12/31/25	[1]	1,124,853	1,085,326
Vistra Operations Co., LLC, Term Loan B1
(LIBOR plus 2.00%)
4.52%	08/04/23	[1]	1,746,806	1,688,332

				6,280,265

Finance — 0.41%
Auris Lux Co., Term Loan, (Luxembourg)
(LIBOR plus 3.75%)
3.75%	07/24/25	[1,2]	525,000	512,862
UFC Holdings LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.78%	08/18/23	[1]	1,625,842	1,588,447

				2,101,309

Food — 0.11%
Northeast Foods LLC, Term Loan
(LIBOR plus 3.75%)
6.27%	07/20/25	[1]	547,250	541,778

Gaming — 0.82%
Churchill Downs, Inc., Term Loan B
(LIBOR plus 2.00%)
4.53%	12/27/24	[1]	3,366,000	3,252,397
Golden Nugget, Inc., Term Loan B
(LIBOR plus 2.75%)
5.19%	10/04/23	[1]	425,403	410,895
5.27%	10/04/23	[1]	535,804	517,530

				4,180,822

Health Care — 2.85%
Aveanna Healthcare LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.77%	03/13/24	[1]	781,038	734,175
Aveanna Healthcare LLC, Term Loan, 2nd Lien
(LIBOR plus 8.00%)
10.52%	03/13/25	[1]	465,000	448,725
Bausch Health Companies, Inc., Term Loan
(LIBOR plus 3.00%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 31

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
5.38%	06/02/25	[1]	$2,961,538	$2,836,917
Catalent Pharma Solutions, Inc., Term Loan
(LIBOR plus 2.25%)
4.77%	05/20/24	[1]	846,894	825,299
Change Healthcare Holdings LLC, Term Loan
(LIBOR plus 2.75%)
5.27%	03/01/24	[1]	2,897,218	2,757,181
Gentiva Health Services, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.31%	07/02/25	[1]	1,096,798	1,066,636
Gentiva Health Services, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.56%	07/02/26	[1]	550,000	550,000
IQVIA, Inc., Term Loan B3
(LIBOR plus 1.75%)
4.27%	06/11/25	[1]	2,359,073	2,286,838
PharMerica Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.96%	12/06/24	[1]	918,063	879,811
PharMerica Corp., Term Loan, 2nd Lien
(LIBOR plus 7.75%)
10.21%	12/05/25	[1]	1,425,000	1,360,875
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
9.28%	12/01/25	[1]	850,000	808,919

				14,555,376

Information Technology — 3.43%
Dell International LLC, Term Loan A2
(LIBOR plus 1.75%)
4.28%	09/07/21	[1]	2,000,000	1,947,920
First Data Corp., Term Loan
(LIBOR plus 2.00%)
4.50%	07/08/22	[1]	2,010,112	1,936,300
4.50%	04/26/24	[1]	6,689,948	6,407,297
Scientific Games International, Inc., Term Loan B5
(LIBOR plus 2.75%)
5.25%	08/14/24	[1]	1,463,703	1,378,494
5.27%	08/14/24	[1]	350,246	329,856
SS&C Technologies, Inc., Term Loan B3
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	3,324,735	3,146,629
SS&C Technologies, Inc., Term Loan B4

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	$1,261,117	$ 1,193,559
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.27%	05/06/24	[1]	1,271,472	1,192,005

				17,532,060

Materials — 0.18%
Axalta Coating Systems US Holdings, Inc., Term Loan B3
(LIBOR plus 1.75%)
4.55%	06/03/24	[1]	997,487	943,040

Real Estate Investment Trust (REIT) — 1.17%
MGM Growth Properties Operating Partnership LP, Term Loan B
(LIBOR plus 2.00%)
4.52%	03/21/25	[1]	3,057,141	2,938,142
VICI Properties 1 LLC, Term Loan B
(LIBOR plus 2.00%)
4.50%	12/20/24	[1]	3,203,636	3,069,997

				6,008,139

Retail — 1.04%
BC ULC/New Red Finance, Inc., Term Loan B-3 (Canada)
(LIBOR plus 2.25%)
4.77%	02/16/24	1,[2]	5,587,459	5,333,676

Services — 0.65%
Mister Car Wash Holdings, Inc., Term Loan
(LIBOR plus 3.25%)
5.75%	08/20/21	[1]	1,813,097	1,782,120
PowerTeam Services LLC, Term Loan, 2nd Lien
(LIBOR plus 7.25%)
10.06%	03/06/26	[1]	1,565,000	1,525,875

				3,307,995

Total Bank Loans
(Cost $97,427,757)				93,910,173

CORPORATES — 71.68%*
Communications — 18.26%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,3]	1,965,000	1,797,975
Altice France SA (France)
7.38%	05/01/26	[2,3]	3,866,000	3,556,720
AMC Networks, Inc.
4.75%	08/01/25		1,913,000	1,731,265
Cable One, Inc.
5.75%	06/15/22	[3]	3,080,000	3,103,100

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report December 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%	02/15/28		$5,120,000	$4,640,368
Clear Channel International BV (Netherlands)
8.75%	12/15/20	[2,3]	3,108,000	3,142,965
CSC Holdings LLC
5.38%	02/01/28	[3]	2,250,000	2,074,905
5.50%	05/15/26	[3]	684,000	646,380
DISH DBS Corp.
5.88%	11/15/24		489,000	394,867
7.75%	07/01/26		449,000	373,231
DISH Network Corp.
3.38%	08/15/26		1,398,000	1,132,402
EW Scripps Co. (The)
5.13%	05/15/25	[3]	1,967,000	1,821,934
Frontier Communications Corp.
7.13%	01/15/23		4,161,000	2,361,367
8.50%	04/01/26	[3]	918,000	805,545
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	5,273,000	4,613,875
8.50%	10/15/24	[2,3]	3,087,000	2,988,602
Intelsat Luxembourg SA (Luxembourg)
8.13%	06/01/23	[2]	1,851,000	1,443,780
Lamar Media Corp.
5.75%	02/01/26		560,000	568,400
Level 3 Financing, Inc.
5.25%	03/15/26		1,370,000	1,256,975
5.38%	01/15/24		777,000	739,547
5.38%	05/01/25		2,870,000	2,688,831
6.13%	01/15/21		1,850,000	1,850,000
Midcontinent Communications/Midcontinent Finance Corp.
6.88%	08/15/23	[3]	1,255,000	1,291,081
Qwest Corp.
6.75%	12/01/21		4,830,000	4,950,509
6.88%	09/15/33		1,360,000	1,215,500
Radiate Holdco LLC/Radiate Finance, Inc.
6.88%	02/15/23	[3]	879,000	802,087
Sinclair Television Group, Inc.
5.38%	04/01/21		3,350,000	3,341,625
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	5,742,000	5,505,143
Sprint Capital Corp.
8.75%	03/15/32		4,562,000	4,824,315
Sprint Corp.
7.13%	06/15/24		3,809,000	3,781,728
7.63%	03/01/26		625,000	618,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	$2,761,000	$2,723,036
5.15%	03/20/28	[3]	4,154,000	4,091,690
TEGNA, Inc.
5.13%	10/15/19		2,980,000	2,982,324
T-Mobile USA, Inc.
4.75%	02/01/28		6,536,000	5,923,250
6.50%	01/15/24		5,025,000	5,150,625
Univision Communications, Inc.
5.13%	02/15/25	[3]	1,383,000	1,206,667
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	2,[3]	723,000	670,583
Windstream Services LLC/Windstream Finance Corp.
9.00%	06/30/25	[3]	726,000	495,495

				93,307,442

Consumer Discretionary — 3.53%
Central Garden & Pet Co.
5.13%	02/01/28		2,605,000	2,344,500
High Ridge Brands Co.
8.88%	03/15/25	[3,4,5]	400,000	178,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%	06/01/27	[3]	761,000	709,633
5.25%	06/01/26	[3]	3,925,000	3,787,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.
(LIBOR USD 3-Month plus 3.50%)
5.94%	07/15/21	[1,3]	6,400,000	6,392,000
Spectrum Brands, Inc.
5.75%	07/15/25		1,128,000	1,074,082
6.13%	12/15/24		2,025,000	1,956,656
6.63%	11/15/22		155,000	157,325
WMG Acquisition Corp.
5.50%	04/15/26	[3]	1,512,000	1,449,343

				18,049,164

Electric — 0.41%
Energizer Gamma Acquisition, Inc.
6.38%	07/15/26	[3]	2,059,000	1,894,280
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[4,5]	204,033	219,463

				2,113,743

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 33

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 13.00%
Antero Resources Corp.
5.00%	03/01/25		$2,275,000	$2,070,250
5.13%	12/01/22		920,000	874,000
Centennial Resource Production LLC
5.38%	01/15/26	[3]	776,000	725,560
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		265,000	251,167
Cheniere Energy Partners LP
5.25%	10/01/25		627,000	587,029
5.63%	10/01/26	[3]	1,906,000	1,786,875
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	570,000	519,413
Diamondback Energy, Inc.
4.75%	11/01/24	[3]	764,000	739,170
4.75%	11/01/24		350,000	338,625
5.38%	05/31/25		960,000	950,400
Endeavor Energy Resources LP/EER
Finance, Inc.
5.75%	01/30/28	[3]	839,000	860,143
Energy Transfer LP
5.50%	06/01/27		2,889,000	2,823,997
5.88%	01/15/24		2,280,000	2,327,219
Ensco PLC (United Kingdom)
7.75%	02/01/26	[2]	1,398,000	1,041,510
EQT Corp.
3.90%	10/01/27		2,280,000	1,969,070
Gulfport Energy Corp.
6.38%	05/15/25		300,000	266,625
Kinder Morgan Energy Partners LP
2.65%	02/01/19		3,440,000	3,437,913
Matador Resources Co.
5.88%	09/15/26		1,950,000	1,803,750
Newfield Exploration Co.
5.75%	01/30/22		4,182,000	4,234,275
NGPL Pipe Co. LLC
4.38%	08/15/22	[3]	3,405,000	3,328,387
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	1,493,000	1,358,630
5.38%	01/15/25	[3]	475,000	439,375
Range Resources Corp.
4.88%	05/15/25		2,864,000	2,362,800
5.00%	03/15/23		1,350,000	1,193,063
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	4,553,000	4,575,765
6.00%	01/15/19	[3]	2,765,000	2,765,622
6.88%	04/15/40	[3]	2,578,000	2,706,900
Seven Generations Energy Ltd. (Canada)
5.38%	09/30/25	[2,3]	1,220,000	1,111,725

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%	06/15/25	[3]	$740,000	$706,700
Sunoco LP/Sunoco Finance Corp.
5.88%	03/15/28		2,100,000	1,968,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%	04/15/26	[3]	951,000	924,847
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		2,170,000	1,953,000
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	2,740,000	2,657,800
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	3,940,000	3,792,250
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26	[3]	1,996,000	1,926,140
Williams Cos., Inc. (The)
3.70%	01/15/23		1,695,000	1,655,633
4.55%	06/24/24		1,650,000	1,666,565
WPX Energy, Inc.
5.25%	09/15/24		814,000	738,705
5.75%	06/01/26		1,040,000	946,400
6.00%	01/15/22		31,000	30,225

				66,416,273

Finance — 1.15%
International Lease Finance Corp.
6.25%	05/15/19		4,000,000	4,035,752
Trident Merger Sub, Inc.
6.63%	11/01/25	[3]	2,073,000	1,865,700

				5,901,452

Food — 2.32%
B&G Foods, Inc.
4.63%	06/01/21		1,360,000	1,331,100
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[3]	2,238,000	1,773,615
Kraft Heinz Foods Co.
4.88%	02/15/25	[3]	579,000	581,958
Pilgrim’s Pride Corp.
5.88%	09/30/27	[3]	2,068,000	1,881,880
Post Holdings, Inc.
5.63%	01/15/28	[3]	4,983,000	4,603,046
Sigma Holdco BV (Netherlands)
7.88%	05/15/26	[2,3]	1,912,000	1,663,440

				11,835,039

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report December 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Gaming — 2.26%
Boyd Gaming Corp.
6.00%	08/15/26		$2,265,000	$2,126,269
Caesars Resort Collection LLC/CRC Finco, Inc.
5.25%	10/15/25	[3]	2,585,000	2,274,800
Churchill Downs, Inc.
4.75%	01/15/28	[3]	1,535,000	1,396,389
Eldorado Resorts, Inc.
6.00%	09/15/26	[3]	1,450,000	1,372,063
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%	08/15/21	[3]	2,389,000	2,323,303
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	[3]	1,383,000	1,225,684
5.50%	03/01/25	[3]	910,000	850,850

				11,569,358

Health Care — 12.06%
Acadia Healthcare Co., Inc.
6.50%	03/01/24		2,111,000	2,047,670
Bausch Health Cos., Inc. (Canada)
5.50%	11/01/25	[2,3]	5,736,000	5,370,330
5.88%	05/15/23	[2,3]	779,000	721,549
6.50%	03/15/22	[2,3]	865,000	871,487
Centene Corp.
4.75%	01/15/25		4,903,000	4,694,623
5.38%	06/01/26	[3]	425,000	416,096
5.63%	02/15/21		2,346,000	2,357,730
CHS/Community Health Systems, Inc.
5.13%	08/01/21		1,386,000	1,295,910
6.25%	03/31/23		882,000	804,869
6.88%	02/01/22		1,021,000	463,279
Elanco Animal Health, Inc.
3.91%	08/27/21	[3]	2,147,000	2,161,709
4.90%	08/28/28	[3]	2,142,000	2,183,732
Endo DAC/Endo Finance LLC/Endo Finco, Inc. (Ireland)
6.00%	02/01/25	[2,3]	1,315,000	948,444
HCA, Inc.
5.00%	03/15/24		1,524,000	1,512,570
5.25%	04/15/25		2,890,000	2,882,775
5.25%	06/15/26		3,691,000	3,663,317
6.50%	02/15/20		5,234,000	5,377,935
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[3]	1,289,000	1,295,445
Hologic, Inc.
4.63%	02/01/28	[3]	860,000	779,590
Molina Healthcare, Inc.
4.88%	06/15/25	[3]	2,837,000	2,599,401

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
5.38%	11/15/22		$1,300,000	$1,254,500
MPH Acquisition Holdings LLC
7.13%	06/01/24	[3]	1,739,000	1,625,965
Teleflex, Inc.
4.88%	06/01/26		460,000	441,600
Tenet Healthcare Corp.
4.50%	04/01/21		2,973,000	2,894,959
4.63%	07/15/24		4,424,000	4,130,910
4.75%	06/01/20		3,904,000	3,906,342
6.00%	10/01/20		938,000	952,070
Valeant Pharmaceuticals International
9.25%	04/01/26	[3]	450,000	451,125
WellCare Health Plans, Inc.
5.25%	04/01/25		2,104,000	2,032,990
5.38%	08/15/26	[3]	1,533,000	1,487,010

				61,625,932

Industrials — 6.61%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
6.00%	02/15/25	[2,3]	750,000	694,215
7.25%	05/15/24	[2,3]	4,414,000	4,419,517
Ball Corp.
4.00%	11/15/23		2,700,000	2,625,750
4.38%	12/15/20		1,000,000	1,007,500
Berry Global, Inc.
4.50%	02/15/26	[3]	1,090,000	1,000,075
Bombardier, Inc. (Canada)
6.13%	01/15/23	[2,3]	1,757,000	1,651,580
Clean Harbors, Inc.
5.13%	06/01/21		3,723,000	3,723,000
Covanta Holding Corp.
5.88%	07/01/25		1,007,000	930,216
6.00%	01/01/27		1,275,000	1,149,157
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		2,229,000	2,008,886
General Electric Co. (GMTN)
6.00%	08/07/19		2,075,000	2,098,803
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
3.10%	08/15/36	[1]	1,300,000	897,044
Graphic Packaging International LLC
4.88%	11/15/22		2,080,000	2,054,000
Itron, Inc.
5.00%	01/15/26	[3]	2,215,000	2,032,263
Multi-Color Corp.
4.88%	11/01/25	[3]	1,809,000	1,560,263

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 35

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Sealed Air Corp.
5.25%	04/01/23	[3]	$1,530,000	$1,541,475
5.50%	09/15/25	[3]	1,115,000	1,103,850
Silgan Holdings, Inc.
4.75%	03/15/25		1,539,000	1,442,813
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[2,3]	2,123,000	1,833,741

				33,774,148

Information Technology — 2.01%
CDK Global, Inc.
3.80%	10/15/19		2,823,000	2,815,943
IQVIA, Inc.
5.00%	10/15/26	[3]	2,760,000	2,648,910
MSCI, Inc.
5.75%	08/15/25	[3]	634,000	641,133
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,3]	1,800,000	1,750,722
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[3]	2,678,000	2,396,810

				10,253,518

Materials — 0.80%
Axalta Coating Systems LLC
4.88%	08/15/24	[3]	161,000	152,950
Big River Steel LLC/BRS Finance Corp.
7.25%	09/01/25	[3]	700,000	696,500
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)
8.38%	12/01/22	[2,3]	1,031,000	1,036,155
Valvoline, Inc.
4.38%	08/15/25		2,388,000	2,199,945

				4,085,550

Real Estate Investment Trust (REIT) — 0.89%
GLP Capital LP/GLP Financing II, Inc.
5.30%	01/15/29		1,890,000	1,858,731
5.75%	06/01/28		1,500,000	1,520,625
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		1,000,000	880,000
5.63%	05/01/24		300,000	298,125

				4,557,481

Retail — 1.71%
Cumberland Farms, Inc.
6.75%	05/01/25	[3]	540,000	544,725

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
IRB Holding Corp.
6.75%	02/15/26	[3]	$1,303,000	$1,143,383
Nathan’s Famous, Inc.
6.63%	11/01/25	[3]	696,000	682,950
Party City Holdings, Inc.
6.63%	08/01/26	[3]	2,162,000	1,972,825
Rite Aid Corp.
6.13%	04/01/23	[3]	5,521,000	4,382,294

				8,726,177

Services — 2.95%
Gartner, Inc.
5.13%	04/01/25	[3]	369,000	359,085
GFL Environmental, Inc. (Canada)
5.38%	03/01/23	[2,3]	2,418,000	2,127,840
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[2,3]	3,559,000	3,318,767
4.75%	02/15/25	[2,3]	455,000	448,744
4.75%	08/01/28	[2]	80,000	78,435
Matthews International Corp.
5.25%	12/01/25	[3]	2,665,000	2,485,113
Service Corp. International/U.S.
4.50%	11/15/20		2,480,000	2,470,700
4.63%	12/15/27		1,448,000	1,366,550
Waste Pro USA, Inc.
5.50%	02/15/26	[3]	2,640,000	2,442,000

				15,097,234

Transportation — 3.72%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[3]	4,205,370	4,239,553
Avolon Holdings Funding Ltd. (Cayman Islands)
5.13%	10/01/23	[2,3]	2,102,000	2,012,665
Continental Airlines Pass-Through Trust, Series 2007-1, Class B
6.90%	04/19/22		1,077,281	1,108,630
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		7,595,764	8,074,951
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,289,517	1,372,990
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,096,078	2,230,163

				19,038,952

Total Corporates
(Cost $379,771,825)				366,351,463

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report December 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 0.05%**
Non-Agency Mortgage-Backed — 0.05%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
3.41%	10/25/47	[1]	$252,219	$238,234

Total Mortgage-Backed
(Cost $190,116)

Total Bonds – 90.10%
(Cost $477,389,698)				460,499,870

Issues			Shares	Value
COMMON STOCK — 0.87%
Electric — 0.84%
Homer City Holdings LLC[3,4,5,6]			502,908	4,274,718
Energy — 0.03%
Sabine Oil & Gas Holdings, Inc.[3,4,5,6]			3,587	163,209
Secured Assets — 0.00%
Entegra TC LLC[4,5,6,7]			28,545	—

Total Common Stock
(Cost $30,886,763)				4,437,927

WARRANT — 0.01%
Energy — 0.01%
Sabine Oil & Gas Holdings, Inc. Warrant Tranche 1[3,4,5,6]			11,172	47,481
Sabine Oil & Gas Holdings, Inc. Warrant Tranche 2[4,5,6]			2,347	7,334

				54,815
Total Warrant
(Cost $2,595,507)
Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 9.35%

Money Market Funds — 1.38%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.30%[8]			7,059,000	7,059,000

U.S. Treasury Bills — 7.97%
U.S. Treasury Bills
2.38%[9]	02/19/19		$15,000,000	14,952,625
2.38%[9,10]	03/28/19		870,000	865,139

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
2.44%[9]	04/18/19	$6,067,000	$6,024,328
2.45%[9]	04/25/19	19,000,000	18,856,792

			40,698,884

Total Short-Term Investments
(Cost $47,755,411)			47,757,884

Total Investments – 100.33%
(Cost $558,627,379)			512,750,496

Liabilities in Excess of Other
Assets – (0.33)%			(1,677,519)

Net Assets – 100.00%			$511,072,977

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2018.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $4,890,205, which is 0.96% of total net assets.

[6]	Non-income producing security.

[7]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.

[8]	Represents the current yield as of December 31, 2018.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $865,206.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(GMTN): Global medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 37

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	950	03/29/19	$108,953,125	$1,182,824	$1,182,824
U.S. Treasury Two Year Note	208	03/29/19	44,161,000	294,612	294,612

			153,114,125	1,477,436	1,477,436

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	98	03/20/19	(12,747,657)	(307,518)	(307,518)
U.S. Treasury Ultra Bond	10	03/20/19	(1,606,563)	(59,592)	(59,592)

			(14,354,220)	(367,110)	(367,110)

TOTAL FUTURES CONTRACTS			$138,759,905	$1,110,326	$1,110,326

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Expiration Date	Notional Amount[a]	Value	Premiums Paid	Unrealized (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES OTC
Arconic, Inc., 5.72%,			Goldman Sachs
due 02/23/19	1.00%	3 Months	International	03/20/19	$9,750,000	$(19,629)	$13,807	$(33,436)
Arconic, Inc., 5.72%,			Morgan Stanley Capital
due 02/23/19	1.00%	3 Months	Services LLC	03/20/19	5,000,000	(10,066)	8,650	(18,716)
Teck Resources Ltd., 3.75%, due			Morgan Stanley Capital
02/01/23	1.00%	3 Months	Services LLC	03/20/19	5,000,000	(11,210)	7,639	(18,849)

TOTAL						$(40,905)	$30,096	$(71,001)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report December 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.39%
ASSET-BACKED SECURITIES — 6.91%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.61%	12/27/44	[1,2]	$842,497	$847,603
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.27%	01/20/28	[1,2,3]	1,315,000	1,296,055
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
3.06%	01/25/35	[1,2]	476,795	471,674
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
(LIBOR USD 3-Month plus 0.20%)
3.02%	06/25/26	[1]	165,898	164,369
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.88%	02/25/35	[1]	650,000	665,441
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.49%	10/27/36	[1]	930,000	941,535
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.91%	03/25/42	[1,2]	293,316	283,287
Dryden 71 CLO Ltd., Series 2018-71A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
0.00%	01/15/29	1,2,3,†	1,700,000	1,700,028
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.34%	04/15/29	[1,2,3]	1,785,000	1,767,514
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
3.14%	04/25/35	[1]	327,686	327,133
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.97%	08/27/46	[1,2]	810,462	773,330
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,3]	935,208	917,724
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
3.74%	05/25/34	[1,2]	$1,190,952	$1,201,621
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	479,344	491,124
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[2]	884,350	872,899
LCM XX LP, Series 20A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.38%	10/20/27	[1,2,3]	1,700,000	1,683,739
Magnetite XI Ltd., Series 2014-11A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
3.56%	01/18/27	[1,2,3]	2,400,000	2,393,376
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
3.02%	06/25/31	[1]	2,448,080	2,437,474
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
3.13%	03/25/83	[1]	1,955,676	1,935,841
Navient Student Loan Trust, Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
3.13%	03/25/83	[1]	1,816,275	1,794,942
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
3.11%	05/27/49	[1]	4,710,000	4,733,529
Navient Student Loan Trust, Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
4.01%	06/25/65	[1,2]	1,640,000	1,697,291
Nelnet Student Loan Trust, Series 2011-1A, Class A
(LIBOR USD 1-Month plus 0.85%)
3.36%	02/25/48	[1,2]	1,148,884	1,159,296
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
3.46%	11/25/48	[1,2]	1,370,000	1,379,603
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.91%	08/15/31	[1]	172,682	163,546
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
4.39%	12/15/32	[1]	392,315	402,089

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 39

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.96%	07/25/39	[1]	$206,469	$194,913
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.65%	01/25/41	[1]	925,000	901,046
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.69%	01/25/83	[1]	160,000	153,070
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.69%	04/26/83	[1]	160,000	156,834
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	04/25/73	[1]	160,000	164,604
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/25/73	[1]	2,210,000	2,265,269
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.59%	07/25/23	[1]	2,416,333	2,436,180
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/26/83	[1]	160,000	163,697
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/26/83	[1]	160,000	163,248
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/75	[1]	160,000	168,012
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.99%	04/25/23	[1]	1,603,457	1,613,085
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/83	[1]	1,860,000	1,938,575
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
3.26%	01/25/45	[1,2]	3,842,000	3,824,531

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
3.71%	10/25/34	[1]	$500,000	$510,094
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
3.16%	05/26/26	[1]	705,480	697,640
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	2,†	560,165	639,971
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)0
1.61%	07/01/42	[1,2]	650,000	519,756

Total Asset-Backed Securities
(Cost $48,738,931)				49,012,588

BANK LOANS — 0.74%*
Communications — 0.11%
CSC Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.75%	01/15/26	[1]	360,000	342,000
Intelsat Jackson Holdings SA, Term Loan B5 (Luxembourg)
6.63%	01/02/24	[3]	225,000	222,413
Lamar Media Corp., Term Loan B
(LIBOR plus 1.75%)
4.31%	03/14/25	[1]	198,500	193,702
Sprint Communications, Inc., Term Loan
(LIBOR plus 2.50%)
5.06%	02/02/24	[1]	54,722	52,214

				810,329

Consumer Discretionary — 0.06%
Reynolds Group Holdings, Inc., Term Loan
(LIBOR plus 2.75%)
5.27%	02/05/23	[1]	439,898	420,573

Energy — 0.05%
Energy Transfer Equity LP, Term Loan
(LIBOR plus 2.00%)
4.52%	02/02/24	[1]	265,000	259,273
Vistra Operations Co., LLC, Term Loan B1
(LIBOR plus 2.00%)
4.52%	08/04/23	[1]	120,424	116,393

				375,666

Finance — 0.29%
Avolon TLB Borrower 1 (US) LLC, Term Loan
B3

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report December 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
(LIBOR plus 2.00%)
4.47%	01/15/25	[1]	$138,441	$133,409
Delos Finance SARL, Term Loan
(LIBOR plus 1.75%)
4.55%	10/06/23	[1]	1,980,136	1,931,623

				2,065,032

Gaming — 0.01%
Churchill Downs, Inc., Term Loan B
(LIBOR plus 2.00%)
4.53%	12/27/24	[1]	54,724	52,877

Health Care — 0.07%
Change Healthcare Holdings LLC, Term Loan
(LIBOR plus 2.75%)
5.27%	03/01/24	[1]	249,352	237,300
Gentiva Health Services, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.31%	07/02/25	[1]	29,925	29,102
MPH Acquisition Holdings LLC, Term Loan
(LIBOR plus 2.75%)
5.55%	06/07/23	[1]	250,000	237,674

				504,076

Industrials — 0.04%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.25%)
4.16%	03/02/20	[1,4,5]	291,200	290,108
Information Technology — 0.11%
Dell International LLC, Term Loan A2
(LIBOR plus 1.75%)
4.28%	09/07/21	[1]	475,000	462,631
SS&C Technologies, Inc., Term Loan B3
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	213,615	202,172
SS&C Technologies, Inc., Term Loan B4
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	81,027	76,687

				741,490

Total Bank Loans
(Cost $5,384,597)				5,260,151

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 36.98%*
Automotive — 0.12%
General Motors Co.
4.88%	10/02/23		$845,000	$847,800

Banking — 6.23%
Bank of America Corp.
2.74%	01/23/22	[6]	1,745,000	1,719,029
3.00%	12/20/23	[6]	906,000	881,128
3.71%	04/24/28	[6]	605,000	580,611
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	1,605,000	1,577,643
3.59%	07/21/28	[6]	440,000	417,140
Bank of America Corp. (MTN)
3.09%	10/01/25	[6]	1,795,000	1,703,328
4.13%	01/22/24		955,000	968,672
4.27%	07/23/29	[6]	820,000	819,645
Bank of America Corp., Series L
2.60%	01/15/19		115,000	114,978
Bank of New York Mellon Corp. (The) (MTN)
2.50%	04/15/21		1,049,000	1,034,832
2.60%	02/07/22		635,000	623,039
3.25%	09/11/24		355,000	349,002
JPMorgan Chase & Co.
2.55%	10/29/20		4,440,000	4,390,647
3.22%	03/01/25	[6]	1,960,000	1,895,602
4.02%	12/05/24	[6]	1,770,000	1,785,270
JPMorgan Chase Bank N.A. (BKNT)
2.60%	02/01/21	[6]	2,655,000	2,637,207
(LIBOR USD 3-Month plus 0.25%)
2.87%	02/13/20	[1]	3,055,000	3,051,453
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[3,6]	1,465,000	1,386,565
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[3]	1,015,000	1,000,882
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	780,000	779,879
3.40%	06/01/21	[3]	1,650,000	1,642,515
State Street Corp.
3.78%	12/03/24	[6]	355,000	356,399
US Bank N.A. (BKNT)
3.40%	07/24/23		1,510,000	1,509,492
Wells Fargo & Co.
3.00%	04/22/26		640,000	596,081
3.00%	10/23/26		1,755,000	1,626,314
Wells Fargo & Co. (MTN)
2.63%	07/22/22		355,000	342,082
3.30%	09/09/24		2,975,000	2,881,622
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		3,900,000	3,866,306

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 41

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
3.33%	07/23/21	[6]	$1,520,000	$1,518,861
3.63%	10/22/21		2,145,000	2,158,550

				44,214,774

Communications — 2.78%
AT&T, Inc.
3.40%	05/15/25		1,950,000	1,835,803
3.80%	03/15/22		1,170,000	1,174,289
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/27	[2]	226,000	210,777
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%	02/15/28		450,000	407,845
4.91%	07/23/25		1,500,000	1,494,689
Clear Channel International BV (Netherlands)
8.75%	12/15/20	[2,3]	142,000	143,597
Comcast Corp.
3.95%	10/15/25		1,700,000	1,721,617
CSC Holdings LLC
5.50%	05/15/26	[2]	350,000	330,750
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	132,000	115,500
8.50%	10/15/24	[2,3]	235,000	227,509
9.75%	07/15/25	[2,3]	350,000	352,730
Sprint Corp.
7.13%	06/15/24		47,000	46,663
7.63%	03/01/26		484,000	479,160
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	1,847,313	1,821,912
4.74%	03/20/25	[2]	780,000	767,325
5.15%	03/20/28	[2]	750,000	738,750
T-Mobile USA, Inc.
4.50%	02/01/26		172,000	159,960
4.75%	02/01/28		118,000	106,938
6.50%	01/15/24		367,000	376,175
Verizon Communications, Inc.
2.95%	03/15/22		775,000	767,416
3.38%	02/15/25		340,000	330,390
3.50%	11/01/24		1,268,000	1,251,481
4.33%	09/21/28		468,000	470,147
Viacom, Inc.
4.25%	09/01/23		1,000,000	1,003,525
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[3]	750,000	728,936
(LIBOR USD 3-Month plus 0.99%)
3.43%	01/16/24	[1,3]	500,000	488,079

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Warner Media LLC
3.55%	06/01/24		$800,000	$768,340
3.88%	01/15/26		1,500,000	1,434,817

				19,755,120

Consumer Discretionary — 1.02%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%	02/01/26	[2]	1,565,000	1,480,874
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	720,000	693,199
BAT Capital Corp.
2.76%	08/15/22		715,000	675,904
Central Garden & Pet Co.
5.13%	02/01/28		278,000	250,200
Constellation Brands, Inc.
2.00%	11/07/19		1,950,000	1,926,383
First Quality Finance Co., Inc.
5.00%	07/01/25	[2]	171,000	153,473
Reckitt Benckiser Treasury Services PLC (United Kingdom)
2.75%	06/26/24	[2,3]	1,595,000	1,508,596
Reynolds American, Inc.
4.45%	06/12/25		355,000	342,776
Spectrum Brands, Inc.
5.75%	07/15/25		225,000	214,245

				7,245,650

Consumer Products — 0.10%
Newell Brands, Inc.
3.85%	04/01/23		750,000	730,859

Electric — 2.51%
AEP Texas, Inc.
3.85%	10/01/25	[2]	1,150,000	1,142,772
Consolidated Edison Co. of New York, Inc., Series D
4.00%	12/01/28		750,000	769,993
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	395,000	418,189
6.40%	09/15/20	[2]	1,843,000	1,920,854
Entergy Corp.
4.00%	07/15/22		955,000	958,860
Entergy Mississippi LLC
3.10%	07/01/23		1,435,000	1,413,892
Kansas City Power & Light Co.
3.65%	08/15/25		640,000	640,493
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		1,775,000	1,948,956

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report December 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Metropolitan Edison Co.
4.00%	04/15/25	[2]	$770,000	$787,135
7.70%	01/15/19		390,000	390,579
Nevada Power Co.
7.13%	03/15/19		1,560,000	1,573,053
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.55%)
3.26%	08/28/21	[1]	1,635,000	1,614,895
Public Service Co. of New Mexico
3.85%	08/01/25		1,405,000	1,388,377
Southwestern Electric Power Co.
3.55%	02/15/22		955,000	957,488
Texas-New Mexico Power Co.
9.50%	04/01/19	[2]	1,405,000	1,428,100
Tucson Electric Power Co.
3.85%	03/15/23		445,000	447,622

				17,801,258

Energy — 2.80%
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[2]	2,555,000	2,483,450
Diamondback Energy, Inc.
4.75%	11/01/24		210,000	203,175
Energy Transfer LP
5.50%	06/01/27		71,000	69,403
Energy Transfer Operating LP
4.05%	03/15/25		1,000,000	939,245
4.90%	02/01/24		1,000,000	1,007,953
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23		1,000,000	998,125
5.00%	10/01/22		235,000	239,759
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	1,170,000	1,188,625
Kinder Morgan, Inc.
4.30%	03/01/28		1,500,000	1,474,538
Matador Resources Co.
5.88%	09/15/26		225,000	208,125
NiSource, Inc.
2.65%	11/17/22		970,000	934,911
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[3]	1,200,000	1,179,774
5.35%	02/12/28	[3]	355,000	310,625
6.50%	01/23/29	[3]	715,000	667,024
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23		235,000	226,413
4.65%	10/15/25		780,000	766,693

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
6.00%	04/01/22	[2]	$819,886	$843,033
Sabine Pass Liquefaction LLC
5.75%	05/15/24		1,066,000	1,109,879
Spectra Energy Partners LP
4.75%	03/15/24		1,500,000	1,538,366
TC PipeLines LP
4.65%	06/15/21		2,010,000	2,046,763
Williams Cos., Inc. (The)
3.35%	08/15/22		480,000	469,861
3.60%	03/15/22		947,000	929,900

				19,835,640

Finance — 6.76%
Air Lease Corp.
2.13%	01/15/20		1,170,000	1,153,385
3.38%	01/15/19		780,000	779,743
American Express Credit Corp. (MTN)
2.20%	03/03/20		3,800,000	3,759,790
Citibank N.A. (BKNT)
3.40%	07/23/21		1,520,000	1,522,469
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[3]	3,487,404	3,373,986
Ford Motor Credit Co. LLC
2.02%	05/03/19		1,560,000	1,550,306
2.34%	11/02/20		1,065,000	1,022,511
2.43%	06/12/20		835,000	813,343
3.22%	01/09/22		500,000	469,864
5.88%	08/02/21		1,000,000	1,026,179
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	1,730,000	1,669,668
General Motors Financial Co., Inc.
2.40%	05/09/19		1,560,000	1,554,272
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		2,730,000	2,715,472
2.75%	09/15/20		1,275,000	1,262,338
3.27%	09/29/25	[6]	1,080,000	1,013,261
3.69%	06/05/28	[6]	775,000	725,950
4.22%	05/01/29	[6]	355,000	342,677
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		1,770,000	1,727,212
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.40%	07/22/22	[1]	1,180,000	1,164,015
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
3.41%	02/14/20	[1]	5,460,000	5,460,238

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 43

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[2,3,6]	$710,000	$683,979
Protective Life Global Funding
1.72%	04/15/19	[2]	1,405,000	1,399,432
2.70%	11/25/20	[2]	2,430,000	2,407,152
Raymond James Financial, Inc.
3.63%	09/15/26		250,000	235,984
5.63%	04/01/24		1,950,000	2,111,115
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[3]	6,114,931	5,976,428
Sandalwood 2013 LLC
2.90%	07/10/25		2,003,995	2,004,897

				47,925,666

Food — 1.20%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
3.29%	03/16/20	[1]	1,000,000	991,279
Conagra Brands, Inc.
4.60%	11/01/25		1,400,000	1,406,434
General Mills, Inc.
4.20%	04/17/28		610,000	598,885
Kraft Heinz Foods Co.
3.00%	06/01/26		640,000	571,861
3.95%	07/15/25		1,245,000	1,206,567
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	3,005,000	2,968,769
Tyson Foods, Inc.
3.90%	09/28/23		750,000	749,759

				8,493,554

Health Care — 4.00%
AbbVie, Inc.
3.60%	05/14/25		1,747,000	1,678,047
Aetna, Inc.
3.50%	11/15/24		1,250,000	1,203,847
Allergan Funding SCS (Luxembourg)
3.85%	06/15/24	[3]	1,342,000	1,325,219
Allergan Sales LLC
5.00%	12/15/21	[2]	500,000	514,901
Anthem, Inc.
3.13%	05/15/22		1,950,000	1,922,866
Bausch Health Cos., Inc. (Canada)
5.50%	11/01/25	[2,3]	150,000	140,438
5.88%	05/15/23	[2,3]	358,000	331,598
Baxalta, Inc.
2.88%	06/23/20		325,000	322,211

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
4.38%	12/15/28	[2]	$1,500,000	$1,430,182
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	780,000	775,658
3.38%	10/08/24	[2]	1,000,000	946,984
Baylor Scott & White Holdings
2.65%	11/15/26		1,475,000	1,370,304
Becton Dickinson and Co.
2.89%	06/06/22		820,000	797,171
3.73%	12/15/24		1,250,000	1,209,085
Celgene Corp.
3.45%	11/15/27		500,000	455,848
3.88%	08/15/25		1,595,000	1,537,657
CHS/Community Health Systems, Inc.
8.63%	01/15/24	[2]	90,000	89,325
Cigna Corp.
4.13%	11/15/25	[2]	1,285,000	1,285,094
Cigna Holding Co.
3.05%	10/15/27		1,285,000	1,167,040
CVS Health Corp.
4.00%	12/05/23		2,030,000	2,041,081
Elanco Animal Health, Inc.
3.91%	08/27/21	[2]	1,000,000	1,006,851
Eli Lilly & Co.
2.75%	06/01/25		350,000	337,420
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	1,091,000	1,103,443
Gilead Sciences, Inc.
3.50%	02/01/25		1,430,000	1,412,252
HCA, Inc.
5.25%	04/15/25		296,000	295,260
6.50%	02/15/20		695,000	714,113
Hologic, Inc.
4.63%	02/01/28	[2]	200,000	181,300
Humana, Inc.
3.95%	03/15/27		845,000	826,981
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	390,000	384,603
Tenet Healthcare Corp.
4.38%	10/01/21		75,000	73,125
4.50%	04/01/21		514,000	500,508
UnitedHealth Group, Inc.
3.75%	07/15/25		805,000	815,579
Valeant Pharmaceuticals International, Inc. (Canada)
7.00%	03/15/24	[2,3]	175,000	177,188

				28,373,179

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report December 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 3.03%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	$1,950,000	$1,842,604
BAE Systems Holdings, Inc.
3.80%	10/07/24	[2]	610,000	605,617
6.38%	06/01/19	[2]	1,500,000	1,518,443
Clean Harbors, Inc.
5.13%	06/01/21		380,000	380,000
Crane Co.
4.45%	12/15/23		1,100,000	1,129,162
General Electric Co. (GMTN)
2.20%	01/09/20		850,000	837,831
4.63%	01/07/21		2,080,000	2,087,032
General Electric Co. (MTN)
4.65%	10/17/21		1,430,000	1,435,861
5.55%	05/04/20		1,000,000	1,016,195
5.55%	01/05/26		1,060,000	1,052,949
(LIBOR USD 3-Month plus 0.48%)
3.10%	08/15/36	[1]	1,000,000	690,034
Itron, Inc.
5.00%	01/15/26	[2]	100,000	91,750
L3 Technologies, Inc.
3.85%	06/15/23		1,250,000	1,256,409
Northrop Grumman Corp.
2.93%	01/15/25		2,440,000	2,318,438
3.20%	02/01/27		985,000	925,248
Packaging Corp. of America
2.45%	12/15/20		1,410,000	1,385,392
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[2,3]	1,275,000	1,193,636
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.38%	04/30/25	[2,3]	410,000	391,932
United Technologies Corp.
3.35%	08/16/21		605,000	603,187
Westrock Co.
4.65%	03/15/26	[2]	710,000	721,924

				21,483,644

Information Technology — 0.34%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		1,755,000	1,733,459
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[2]	257,000	240,295
IQVIA, Inc.
5.00%	10/15/26	[2]	300,000	287,925

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[2]	$200,000	$179,000

				2,440,679

Insurance — 0.94%
Nationwide Mutual Insurance Co.
5.08%	12/15/24	[2,6]	1,212,000	1,205,940
New York Life Global Funding
2.00%	04/13/21	[2]	1,275,000	1,242,601
Pricoa Global Funding I
2.55%	11/24/20	[2]	1,945,000	1,920,723
Principal Life Global Funding II
2.63%	11/19/20	[2]	2,340,000	2,320,906

				6,690,170

Materials — 0.18%
Axalta Coating Systems LLC
4.88%	08/15/24	[2]	250,000	237,500
International Flavors & Fragrances, Inc.
4.45%	09/26/28		800,000	813,359
Valvoline, Inc.
5.50%	07/15/24		250,000	245,125

				1,295,984

Real Estate Investment Trust (REIT) — 3.38%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		1,170,000	1,161,149
4.60%	04/01/22		1,275,000	1,314,323
American Campus Communities Operating Partnership LP
3.35%	10/01/20		2,340,000	2,331,479
American Tower Corp.
2.80%	06/01/20		820,000	813,349
3.00%	06/15/23		355,000	341,905
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		190,000	188,237
GLP Capital LP/GLP Financing II, Inc.
5.25%	06/01/25		505,000	503,737
5.38%	04/15/26		1,373,000	1,361,343
5.75%	06/01/28		325,000	329,469
HCP, Inc.
4.00%	12/01/22		2,130,000	2,130,032
4.25%	11/15/23		1,210,000	1,213,320
Healthcare Trust of America Holdings LP
3.70%	04/15/23		920,000	906,742
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		300,000	264,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 45

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Piedmont Operating Partnership LP
3.40%	06/01/23		$1,210,000	$1,172,826
Reckson Operating Partnership LP
7.75%	03/15/20		505,000	533,248
SL Green Operating Partnership LP
3.25%	10/15/22		1,320,000	1,276,673
(LIBOR USD 3-Month plus 0.98%)
3.61%	08/16/21	[1]	1,000,000	996,101
UDR, Inc.
3.70%	10/01/20		2,000,000	2,008,549
Ventas Realty LP
3.25%	10/15/26		1,155,000	1,080,089
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		800,000	793,431
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	1,750,000	1,741,070
Welltower, Inc.
3.75%	03/15/23		640,000	639,456
5.25%	01/15/22		820,000	852,987

				23,953,515

Retail — 0.24%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[2,3]	640,000	598,704
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[2,3]	295,000	272,138
Home Depot, Inc. (The)
3.90%	12/06/28		355,000	363,105
Rite Aid Corp.
6.13%	04/01/23	[2]	585,000	464,344

				1,698,291

Services — 0.17%
IHS Markit Ltd. (Bermuda)
4.13%	08/01/23	[3]	1,205,000	1,194,215

Transportation — 1.18%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		519,791	528,689
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		144,442	144,811
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		66,930	68,154
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%	04/19/22		1,800,634	1,882,383

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2009-2, Class A
7.25%	11/10/19		$1,743,870	$1,798,366
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		647,267	688,101
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		945,026	1,017,793
U.S. Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		140,607	146,754
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		607,049	663,055
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		409,390	435,579
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%	06/03/25		349,547	355,062
Union Pacific Corp.
3.95%	09/10/28		620,000	621,627

				8,350,374

Total Corporates
(Cost $265,903,825)				262,330,372

MORTGAGE-BACKED — 15.83%**
Non-Agency Commercial
Mortgage-Backed — 1.30%
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[2]	1,225,000	1,224,556
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[2,6]	1,095,000	1,140,474
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.80%	09/10/45	[2,6]	6,287,786	314,469
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.78%	11/10/31	[2,6]	1,085,000	1,064,234
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[2]	1,160,000	1,219,523
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[2,6]	1,265,000	1,281,938
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[2]	1,225,000	1,213,548

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report December 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A
3.83%	01/15/32	[2,6]	$1,170,000	$1,181,448
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%	11/15/43	[2]	585,791	586,410

				9,226,600

Non-Agency Mortgage-Backed — 6.46%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
(LIBOR USD 1-Month)
2.95%	12/25/35	[1]	1,227,406	1,224,871
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1
(LIBOR USD 1-Month)
3.47%	09/25/34	[1]	629,845	631,115
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month)
3.48%	12/25/34	[1]	520,104	509,000
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		2,193	2,309
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month)
2.72%	03/27/36	[1,2]	1,091,554	1,080,784
Bear Stearns ALT-A Trust, Series 2004-12, Class 1M1
(LIBOR USD 1-Month)
3.44%	01/25/35	[1]	2,487,996	2,473,167
Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates, Series 2005-2A, Class A1
(LIBOR USD 1-Month)
2.69%	05/25/36	[1,2]	91,923	90,428
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.49%	02/25/34	[6]	9,051	8,828
Conseco Finance Corp., Series 1996-7, Class M1
7.70%	09/15/26	[6]	253,546	270,285
Conseco Finance Corp., Series 1998-4, Class A5
6.18%	04/01/30		143,730	147,668
Conseco Finance Corp., Series 1998-6, Class A8
6.66%	06/01/30	[6]	246,209	256,777

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF2
8.00%	06/15/32	[2,6]	$134,848	$139,502
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	60,907	62,092
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,6]	539,327	547,822
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.89%	08/25/34	[6]	56,799	55,196
Credit Suisse Mortgage Capital, Series 2014-4R, Class 16A1
(LIBOR USD 1-Month)
2.52%	02/27/36	[1,2]	247,817	247,625
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP-reset date 02/25/19)
3.38%	12/25/32		835,634	828,981
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP-reset date 02/25/19)
3.46%	12/25/36		486,059	428,501
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month)
2.38%	04/25/37	[1]	147,757	105,537
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
(LIBOR USD 1-Month)
2.57%	04/25/37	[1]	1,755,736	1,290,877
First Franklin Mortgage Loan Trust, Series 2005-FFH4, Class M1
(LIBOR USD 1-Month)
2.99%	12/25/35	[1]	3,191,185	3,194,896
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
4.22%	09/25/34	[6]	192,452	190,239
GSAA Home Equity Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month)
2.79%	08/25/35	[1]	68,915	68,856
HSI Asset Securitization Corp. Trust, 2005-OPT1, Class M1
(LIBOR USD 1-Month)
3.14%	11/25/35	[1]	575,170	572,838
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 1A
(LIBOR USD 1-Month)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 47

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.73%	12/25/35	[1]	$1,087,289	$1,073,279
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month)
3.31%	11/25/34	[1]	22,375	21,050
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.35%	06/25/37	[6]	931,899	766,505
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A3
6.61%	02/25/28		137,620	138,823
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A4
6.75%	02/25/28		36,636	37,023
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		119,546	127,046
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
(LIBOR USD 1-Month)
2.80%	07/25/36	[1]	450,000	440,340
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
3.78%	05/25/37	[6]	239,686	227,849
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		12,445	12,517
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		7,151	7,178
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[6]	22,536	22,698
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
4.27%	01/25/34	[6]	82,727	81,650
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
4.87%	01/25/34	[6]	593	591
MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1
4.62%	10/25/32	[6]	1,093	1,109
MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1
4.53%	10/25/32	[6]	10,882	10,982
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month)
2.69%	06/25/37	[1]	492,792	362,575

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month)
2.76%	06/25/37	[1]	$910,666	$697,765
Mid-State Capital Corp., Series 2004-1, Class A
6.01%	08/15/37		340,264	366,910
Mid-State Capital Corp., Series 2004-1, Class B
8.90%	08/15/37		467,028	534,120
Mid-State Capital Corp., Series 2004-1, Class M1
6.50%	08/15/37		333,592	352,947
Mid-State Capital Corp., Series 2005-1, Class M2
7.08%	01/15/40		541,634	606,821
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		728,232	768,626
Morgan Stanley ABS Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month)
3.44%	07/25/34	[1]	435,248	438,688
Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month)
2.81%	12/25/35	[1]	1,263,423	1,259,882
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month)
2.73%	02/25/36	[1]	3,957,534	3,913,847
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month)
2.99%	02/25/36	[1]	1,351,139	1,343,007
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(LIBOR USD 1-Month)
2.52%	12/26/35	[1,2]	3,228,704	3,196,310
Option One Mortgage Loan Trust, Series 2005-2, Class M1
(LIBOR USD 1-Month)
3.17%	05/25/35	[1]	211,548	211,494
Park Place Securities, Inc., Series 2005-WCW1, Class M1
(LIBOR USD 1-Month)
2.96%	09/25/35	[1]	160,529	160,968
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
(LIBOR USD 1-Month)
2.74%	08/26/36	[1,2]	141,615	141,882

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report December 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Product Trust, Series 2003-SL1, Class A41
8.00%	04/25/31		$18,112	$19,704
Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month)
2.81%	01/25/36	[1]	3,313,850	3,239,332
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
4.38%	12/25/34	[6]	25,415	25,415
STRU TCW-1165 Coll
3.66%	02/01/29		3,535,000	3,581,825
STRU TCW-1166 Coll
3.64%	03/01/29		1,535,000	1,554,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
4.32%	10/25/34	[6]	1,442,164	1,359,829
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
(LIBOR USD 1-Month)
2.95%	04/19/35	[1]	899,822	879,202
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2 (Federal Reserve US 12-Month Cumulative Average)
2.61%	02/25/36	[1]	628,411	617,279
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
3.82%	05/25/36	[6]	2,394,375	1,613,336
UCFC Home Equity Loan, Series 1998-D,
Class MF1
6.91%	04/15/30		13,894	14,183
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
4.73%	01/25/33	[6]	5,805	5,939
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month)
3.29%	10/25/45	[1]	1,162,161	1,171,055

				45,834,068

U.S. Agency Commercial
Mortgage-Backed — 0.28%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K084, Class A2
3.78%	10/25/28	[6]	1,920,000	1,987,117

U.S. Agency Mortgage-Backed — 7.79%
Fannie Mae Pool (TBA)
3.00%	01/01/34		165,000	164,716

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 253974
7.00%	08/01/31		$2,047	$2,208
Fannie Mae Pool 254232
6.50%	03/01/22		2,830	2,945
Fannie Mae Pool 527247
7.00%	09/01/26		25	26
Fannie Mae Pool 545191
7.00%	09/01/31		1,146	1,246
Fannie Mae Pool 545646
7.00%	09/01/26		16	17
Fannie Mae Pool 549740
6.50%	10/01/27		5,260	5,651
Fannie Mae Pool 606108
7.00%	03/01/31		423	424
Fannie Mae Pool 630599
7.00%	05/01/32		5,374	6,102
Fannie Mae Pool 655928
7.00%	08/01/32		3,061	3,519
Fannie Mae Pool 735207
7.00%	04/01/34		1,317	1,479
Fannie Mae Pool 735646
4.50%	07/01/20		382	390
Fannie Mae Pool 735686
6.50%	12/01/22		2,061	2,101
Fannie Mae Pool 735861
6.50%	09/01/33		83,415	91,208
Fannie Mae Pool 764388
(LIBOR USD 6-Month)
3.90%	03/01/34	[1]	27,753	29,164
Fannie Mae Pool 776708
5.00%	05/01/34		133,895	143,062
Fannie Mae Pool 817611
(LIBOR USD 6-Month)
4.08%	11/01/35	[1]	6,725	7,087
Fannie Mae Pool 844773
(LIBOR USD 12-Month)
4.55%	12/01/35	[1]	850	883
Fannie Mae Pool 889125
5.00%	12/01/21		17,181	17,293
Fannie Mae Pool 889184
5.50%	09/01/36		111,472	120,100
Fannie Mae Pool 890221
5.50%	12/01/33		171,888	185,328
Fannie Mae Pool 918445
(LIBOR USD 12-Month)
3.69%	05/01/37	[1]	536	558
Fannie Mae Pool 939419
(LIBOR USD 12-Month)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 49

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.64%	05/01/37	[1]	$40,176	$42,186
Fannie Mae Pool AL0209
4.50%	05/01/41		431,077	453,061
Fannie Mae Pool AM6501
3.32%	08/01/26		2,000,000	2,016,553
Fannie Mae Pool AM7357
3.38%	12/01/29		2,338,044	2,336,287
Fannie Mae Pool AN0556
3.46%	12/01/30		2,396,271	2,408,644
Fannie Mae Pool BL0242
3.82%	11/01/30		1,900,000	1,946,495
Fannie Mae Pool BL0661
3.99%	11/01/33		3,575,182	3,701,389
Fannie Mae Pool CA1711
4.50%	05/01/48		3,333,285	3,453,474
Fannie Mae Pool MA1561
3.00%	09/01/33		1,841,404	1,832,436
Fannie Mae Pool MA1608
3.50%	10/01/33		1,699,686	1,725,247
Fannie Mae REMICS, Series 1989-25, Class G
6.00%	06/25/19		42	42
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		5	5
Fannie Mae REMICS, Series 1993-80, Class S
(LIBOR USD 1-Month)
7.81%	05/25/23	[1]	2,862	3,097
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		106,102	118,551
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month)
2.98%	07/25/37	[1]	67,475	68,050
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
(LIBOR USD 1-Month)
3.54%	11/25/36	[1]	1,314,857	173,793
Fannie Mae REMICS, Series 2018-55, Class PA
3.50%	01/25/47		234,642	236,869
Fannie Mae REMICS, Series 2018-86, Class JA
4.00%	05/25/47		1,501,340	1,547,576
Fannie Mae Trust, Series 2003-W6, Class 5T (IO)
(LIBOR USD 1-Month)
0.55%	09/25/42	[1]	12,742,137	196,252

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool (TBA)
3.50%	01/01/34		$3,475,000	$3,517,623
4.50%	01/01/49		4,875,000	5,046,387
Freddie Mac Gold Pool A25162
5.50%	05/01/34		140,341	150,410
Freddie Mac Gold Pool A33262
5.50%	02/01/35		44,423	48,112
Freddie Mac Gold Pool A68781
5.50%	10/01/37		9,630	10,535
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,123,612	1,132,522
Freddie Mac Gold Pool C90504
6.50%	12/01/21		322	334
Freddie Mac Gold Pool G01548
7.50%	07/01/32		268,584	309,411
Freddie Mac Gold Pool G01644
5.50%	02/01/34		88,905	95,955
Freddie Mac Gold Pool G02366
6.50%	10/01/36		61,936	70,038
Freddie Mac Gold Pool G08844
5.00%	10/01/48		1,087,572	1,140,517
Freddie Mac Gold Pool G11707
6.00%	03/01/20		81	82
Freddie Mac Gold Pool G12393
5.50%	10/01/21		38,472	39,207
Freddie Mac Gold Pool G12909
6.00%	11/01/22		81,073	84,246
Freddie Mac Gold Pool G13032
6.00%	09/01/22		37,442	38,516
Freddie Mac Gold Pool G16085
2.50%	02/01/32		2,663,977	2,602,348
Freddie Mac Gold Pool J06246
5.50%	10/01/21		12,933	13,129
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K158, Class A3
3.90%	10/25/33	[6]	1,250,000	1,285,928
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KW07, Class A1
3.60%	07/25/28		4,499,494	4,585,062
Freddie Mac REMICS, Series 1602, Class SN (Prime Rate)
10.09%	10/15/23	[1]	14,290	15,339
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		36,662	39,429

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report December 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3460, Class SA (IO)
(LIBOR USD 1-Month)
3.74%	06/15/38	[1]	$1,300,086	$171,587
Freddie Mac REMICS, Series 4030, Class HS (IO)
(LIBOR USD 1-Month)
4.15%	04/15/42	[1]	1,146,221	164,526
Ginnie Mae I Pool 782810
4.50%	11/15/39		892,589	946,981
Ginnie Mae II Pool (TBA)
4.00%	01/20/49		1,870,000	1,914,851
4.50%	01/20/49		2,660,000	2,752,840
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year)
3.75%	07/20/34	[1]	24,806	25,435
Ginnie Mae II Pool MA4588
4.50%	07/20/47		664,354	688,875
Ginnie Mae II Pool MA4589
5.00%	07/20/47		3,367,305	3,509,549
Ginnie Mae II Pool MA4838
4.00%	11/20/47		1,753,062	1,797,489
Ginnie Mae, Series 2004-8, Class SE
(LIBOR USD 1-Month)
9.67%	11/26/23	[1]	24,999	27,137

				55,269,914

Total Mortgage-Backed
(Cost $111,144,461)				112,317,699

MUNICIPAL BONDS — 1.89%*
California — 0.73%
State of California, Build America Bonds
7.95%	03/01/36		2,750,000	2,903,973
University of California, Taxable Revenue Bonds, Series AJ
4.60%	05/15/31		2,110,000	2,268,904

				5,172,877

Massachusetts — 0.37%
Commonwealth of Massachusetts, Build America Bonds, Series D
4.50%	08/01/31		2,450,000	2,625,861

New York — 0.79%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,090,500

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds
5.01%	08/01/27		$2,000,000	$2,211,260
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27		1,400,000	1,571,038
New York State Urban Development Corp.,
Personal Income Tax, Series SE
3.20%	03/15/22		700,000	704,851

				5,577,649

Total Municipal Bonds
(Cost $13,672,342)				13,376,387

U.S. TREASURY SECURITIES — 35.04%
U.S. Treasury Notes — 35.04%
U.S. Treasury Notes
2.63%	12/31/23		16,870,000	16,959,951
2.75%	09/30/20		43,740,000	43,911,714
2.88%	09/30/23		27,820,000	28,275,196
2.88%	10/31/23		120,865,000	122,899,501
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	07/15/24	[7]	1,863,593	1,787,571
0.38%	07/15/25	[7]	1,615,384	1,558,341
U.S. Treasury Notes (WI)
3.13%	11/15/28		32,005,000	33,203,312

Total U.S. Treasury Securities
(Cost $243,880,173)				248,595,586

Total Bonds – 97.39%
(Cost $688,724,329)				690,892,783

Issues			Shares	Value
COMMON STOCK — 0.01%
Electric — 0.01%

Homer City Holdings LLC[2,4,5]			8,014	68,119

Total Common Stock
(Cost $457,400)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 51

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 5.61%
Commercial Paper — 0.19%
Ford Motor Credit Co.
3.07%[8]	04/04/19	$1,355,000	$1,343,190

Foreign Government Obligations — 1.52%
Japan Treasury Discount Bill, Series 786 (Japan)
0.00%[3,8]	01/09/19	385,000,000	3,509,158
Japan Treasury Discount Bill, Series 791 (Japan)
0.00%[3,8]	01/28/19	400,000,000	3,646,145
Japan Treasury Discount Bill, Series 793 (Japan)
0.00%[3,8]	02/12/19	400,000,000	3,646,353

			10,801,656

Money Market Funds — 1.78%
Fidelity Investments Money Market Funds - Government Portfolio
2.24%[9]		18	18
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.30%[9]		12,612,000	12,612,000

			12,612,018

U.S. Treasury Bills — 2.12%
U.S. Treasury Bills
2.37%[8]	04/04/19	$6,000,000	5,962,874
2.38%[8]	02/19/19	5,000,000	4,984,208
2.38%[8,10]	03/28/19	1,159,000	1,152,525
2.44%[8]	04/25/19	3,000,000	2,977,388

			15,076,995

Total Short-Term Investments
(Cost $39,509,940)			39,833,859

Total Investments – 103.01%
(Cost $728,691,669)			730,794,761

Liabilities in Excess of Other
Assets – (3.01)%			(21,350,645)

Net Assets – 100.00%			$709,444,116

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2018.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $358,227, which is 0.05% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Inflation protected security. Principal amount reflects original security face amount.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of December 31, 2018.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,152,614.

†

Fair valued security. The aggregate value of fair valued securities is $2,339,999, which is 0.33% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized loan obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report December 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 3,420,960	JPY 385,000,000	Goldman Sachs International	01/09/19	$(90,628)
USD 3,587,444	JPY 400,000,000	Goldman Sachs International	01/28/19	(66,448)
USD 3,557,738	JPY 400,000,000	Goldman Sachs International	02/12/19	(100,499)

NET UNREALIZED (DEPRECIATION)				$(257,575)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	679	03/29/19	$144,160,188	$937,051	$937,051
U.S. Treasury Five Year Note	659	03/29/19	75,579,063	1,221,531	1,221,531

			219,739,251	2,158,582	2,158,582

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	114	03/07/19	17,269,805	(47,372)	(47,372)

TOTAL FUTURES CONTRACTS			$237,009,056	$2,111,210	$2,111,210

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate					3-month
Swap[1]	Call	11/21/21	3.07%	Semi-annually	USD LIBOR	Quarterly	$38,445	$398,890	$—	$398,890
Interest Rate			3 month
Swap[1]	Call	11/21/24	USD LIBOR	Quarterly	3.08%	Semi-annually	15,805	(373,730)	—	(373,730)

TOTAL SWAPS CONTRACTS							$54,250	$25,160	$—	$25,160

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 53

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.71%
ASSET-BACKED SECURITIES — 9.50%**
CarMax Auto Owner Trust, Series 2016-2, Class B
2.16%	12/15/21		$30,000	$29,661
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[1]	42,926	43,981
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
3.15%	03/25/83	[2]	90,849	90,437
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.95%	03/15/55	[2]	60,000	57,004
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/25/73	[2]	15,000	15,375
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.59%	07/25/232		43,149	43,503
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.99%	04/25/23	[2]	49,912	50,825
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/75	[2]	10,000	10,501
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.99%	04/25/23	[2]	38,793	39,026
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/83	[2]	15,000	15,634
Structured Receivables Finance LLC,
Series 2010-B, Class A
3.73%	08/15/36	[1]	95,579	93,900
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.66%	04/25/40	[1,2]	50,000	48,770

Total Asset-Backed Securities
(Cost $526,071)				538,617

CORPORATES — 47.12%*
Banking — 7.54%
Bank of America Corp. (MTN)
3.50%	05/17/22	[3]	40,000	40,027

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
3.97%	03/05/29	[3]	$60,000	$58,548
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[3]	30,000	29,400
3.25%	09/11/24		5,000	4,915
Citigroup, Inc.
3.20%	10/21/26		20,000	18,482
JPMorgan Chase & Co.
3.90%	07/15/25		70,000	69,456
4.01%	04/23/29	[3]	20,000	19,890
4.02%	12/05/24	[3]	50,000	50,431
4.20%	07/23/29	[3]	15,000	14,972
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[3,4]	30,000	28,394
Santander UK Group Holdings PLC (United Kingdom)
3.37%	01/05/24	[3,4]	15,000	14,240
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[4]	15,000	14,654
State Street Corp.
3.78%	12/03/24	[3]	15,000	15,059
US Bank N.A. (BKNT)
3.40%	07/24/23		30,000	29,990
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[3]	20,000	19,210

				427,668

Communications — 4.02%
21st Century Fox America, Inc.
6.20%	12/15/34		4,000	4,876
7.75%	01/20/24		12,000	14,125
AT&T, Inc.
4.30%	02/15/30		45,000	42,855
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%	02/15/28		27,000	24,471
Comcast Corp.
2.35%	01/15/27		30,000	26,769
4.15%	10/15/28		30,000	30,515
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28	[1]	20,000	19,700
Verizon Communications, Inc.
4.33%	09/21/28		40,000	40,183
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[4]	15,000	14,579
Warner Media LLC 3.88%	01/15/26		10,000	9,565

				227,638

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report December 2018

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary — 2.17%
Anheuser-Busch InBev Worldwide, Inc.
4.00%	04/13/28		$52,000	$49,835
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,4]	15,000	14,442
BAT Capital Corp.
2.76%	08/15/22		30,000	28,360
Constellation Brands, Inc.
4.25%	05/01/23		15,000	15,190
Pernod Ricard SA (France)
4.45%	01/15/22	[1,4]	15,000	15,369

				123,196

Consumer Products — 0.26%
Newell Brands, Inc.
3.85%	04/01/23		15,000	14,617

Electric — 2.53%
Appalachian Power Co.
4.45%	06/01/45		5,000	4,942
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[1]	23,000	24,350
6.40%	09/15/20	[1]	7,000	7,296
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,173
Metropolitan Edison Co.
4.00%	04/15/25	[1]	25,000	25,556
PNM Resources, Inc.
3.25%	03/09/21		10,000	9,910
Public Service Co. of New Mexico
3.85%	08/01/25		10,000	9,882
Southwestern Electric Power Co., Series M
4.10%	09/15/28		20,000	20,084
Tucson Electric Power Co.
5.15%	11/15/21		30,000	31,436

				143,629

Energy — 4.31%
Enbridge Energy Partners LP
5.50%	09/15/40		5,000	5,186
Energy Transfer Operating LP
4.05%	03/15/25		10,000	9,392
4.95%	06/15/28		5,000	4,901
EQM Midstream Partners LP
5.50%	07/15/28		8,000	7,828
EQT Corp.
3.90%	10/01/27		15,000	12,954
Hess Corp.
4.30%	04/01/27		12,000	11,015
Kinder Morgan, Inc.
5.63%	11/15/23	[1]	25,000	26,455

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Petroleos Mexicanos (Mexico)
5.35%	02/12/28	[4]	$15,000	$13,125
6.50%	01/23/29	[4]	25,000	23,323
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		15,000	14,744
Ruby Pipeline LLC
6.00%	04/01/22	[1]	21,023	21,616
Sabine Pass Liquefaction LLC
4.20%	03/15/28		12,000	11,430
Sunoco Logistics Partners Operations LP
4.00%	10/01/27		10,000	9,176
TC PipeLines LP
3.90%	05/25/27		30,000	28,477
Texas Eastern Transmission LP
2.80%	10/15/22	[1]	10,000	9,628
Williams Cos., Inc. (The)
3.70%	01/15/23		10,000	9,768
4.55%	06/24/24		25,000	25,251

				244,269

Finance — 7.26%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%	01/23/28	[4]	11,000	9,639
3.95%	02/01/22	[4]	20,000	19,663
Air Lease Corp.
3.00%	09/15/23		15,000	14,086
3.63%	12/01/27		11,000	9,735
Citigroup, Inc.
3.67%	07/24/28	[3]	20,000	19,026
Ford Motor Credit Co. LLC
4.25%	09/20/22		25,000	24,048
(LIBOR USD 3-Month plus
1.08%)
3.66%	08/03/22	[2]	35,000	33,014
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[4]	20,000	19,302
4.42%	11/15/35	[4]	21,000	17,638
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[3]	75,000	72,794
4.22%	05/01/29	[3]	20,000	19,306
Morgan Stanley (GMTN)
3.70%	10/23/24		70,000	68,927
3.77%	01/24/29	[3]	20,000	19,157
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,3,4]	15,000	14,450
Pipeline Funding Co. LLC
7.50%	01/15/30	[1]	18,976	22,404

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 55

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Raymond James Financial, Inc.
3.63%	09/15/26		$30,000	$28,318

				411,507

Food — 1.26%
Conagra Brands, Inc.
4.60%	11/01/25		16,000	16,073
General Mills, Inc.
3.70%	10/17/23		15,000	14,929
Kraft Heinz Foods Co.
3.00%	06/01/26		23,000	20,551
Tyson Foods, Inc.
3.90%	09/28/23		20,000	19,994

				71,547

Health Care — 6.54%
AbbVie, Inc.
3.60%	05/14/25		25,000	24,013
4.25%	11/14/28		10,000	9,738
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[4]	5,000	4,888
Allergan Sales LLC
5.00%	12/15/21	[1]	25,000	25,745
Anthem, Inc.
3.65%	12/01/27		25,000	23,921
AstraZeneca PLC (United Kingdom)
3.50%	08/17/23	[4]	12,000	11,873
Barnabas Health, Inc.
4.00%	07/01/28		15,000	15,121
Baxalta, Inc.
3.60%	06/23/22		25,000	24,830
Bayer U.S. Finance II LLC
4.38%	12/15/28	[1]	25,000	23,836
Becton Dickinson and Co.
2.89%	06/06/22		15,000	14,582
Celgene Corp.
3.90%	02/20/28		25,000	23,494
Cigna Corp.
4.38%	10/15/28	[1]	30,000	30,226
CVS Health Corp.
4.00%	12/05/23		60,000	60,327
Elanco Animal Health, Inc.
4.90%	08/28/28	[1]	15,000	15,292
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[1]	15,000	15,032
Humana, Inc.
2.90%	12/15/22		15,000	14,537
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		20,000	18,632

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Shire Acquisitions Investments Ireland DAC (Ireland)
3.20%	09/23/26	[4]	$5,000	$4,527
UnitedHealth Group, Inc.
3.85%	06/15/28		10,000	10,129

				370,743

Industrials — 2.62%
Amcor Finance USA, Inc.
3.63%	04/28/26	[1]	5,000	4,725
4.50%	05/15/28	[1]	15,000	14,936
BAE Systems Holdings, Inc.
3.80%	10/07/24	[1]	25,000	24,820
General Electric Co.
2.70%	10/09/22		15,000	13,925
General Electric Co. (MTN)
5.55%	01/05/26		10,000	9,933
Ingersoll-Rand Co.
9.00%	08/15/21		10,000	11,317
L3 Technologies, Inc.
3.85%	06/15/23		15,000	15,077
Northrop Grumman Corp.
2.93%	01/15/25		15,000	14,253
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[1,4]	15,000	14,229
United Technologies Corp.
4.13%	11/16/28		10,000	9,927
Westrock Co.
4.65%	03/15/26	[1]	15,000	15,252

				148,394

Insurance — 1.46%
Farmers Insurance Exchange
4.75%	11/01/57	[1,3]	25,000	22,158
Metropolitan Life Global Funding I
3.88%	04/11/22	[1]	15,000	15,254
Nationwide Mutual Insurance Co.
5.08%	12/15/24	[1,3]	20,000	19,900
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[1,3]	25,000	25,319

				82,631

Materials — 0.27%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		15,000	15,250

Real Estate Investment Trust (REIT) — 4.40%
Alexandria Real Estate Equities, Inc.
4.50%	07/30/29		8,000	8,009

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report December 2018

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Campus Communities Operating Partnership LP
3.35%	10/01/20		$15,000	$14,945
3.63%	11/15/27		5,000	4,702
American Tower Corp.
3.55%	07/15/27		15,000	14,097
Boston Properties LP
2.75%	10/01/26		10,000	9,048
4.50%	12/01/28		10,000	10,243
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		15,000	14,861
Digital Realty Trust LP
3.63%	10/01/22		15,000	14,871
GLP Capital LP/GLP Financing II, Inc.
5.30%	01/15/29		15,000	14,752
HCP, Inc.
3.88%	08/15/24		10,000	9,835
4.25%	11/15/23		20,000	20,055
Healthcare Realty Trust, Inc.
3.75%	04/15/23		15,000	14,784
Healthcare Trust of America Holdings LP
2.95%	07/01/22		15,000	14,614
Highwoods Realty LP
3.20%	06/15/21		5,000	4,951
Host Hotels & Resorts LP
6.00%	10/01/21		5,000	5,251
National Retail Properties, Inc.
3.80%	10/15/22		15,000	15,043
SL Green Operating Partnership LP
3.25%	10/15/22		15,000	14,508
UDR, Inc. (MTN)
4.63%	01/10/22		15,000	15,407
Ventas Realty LP
4.13%	01/15/26		10,000	9,932
WEA Finance LLC
3.15%	04/05/22	[1]	20,000	19,708

				249,616

Retail — 0.45%
Family Dollar Stores, Inc.
5.00%	02/01/21		15,000	15,403
Home Depot, Inc. (The)
3.90%	12/06/28		10,000	10,228

				25,631

Services — 0.61%
IHS Markit Ltd. (Bermuda)
4.75%	08/01/28	[4]	5,000	4,902
5.00%	11/01/22	[1,4]	15,000	15,225

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
Republic Services, Inc.
2.90%	07/01/26		$15,000	$14,172

				34,299

Transportation — 1.42%
Burlington Northern Santa Fe LLC
4.40%	03/15/42		4,000	4,036
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%	04/19/22		27,355	28,597
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		5,158	5,492
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		25,062	27,374
Union Pacific Corp.
3.95%	09/10/28		15,000	15,039

				80,538

Total Corporates
(Cost $2,684,803)				2,671,173

MORTGAGE-BACKED — 40.07%**

Non-Agency Commercial
Mortgage-Backed — 9.46%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[1,3]	5,000	5,208
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class XA (IO)
1.40%	04/10/46	[3]	833,877	39,981
Commercial Mortgage Trust, Series 2013-CR10, Class XA (IO)
0.68%	08/10/46	[3]	950,110	26,351
Commercial Mortgage Trust, Series 2014-CR18, Class XA (IO)
1.15%	07/15/47	[3]	1,355,909	49,326
Commercial Mortgage Trust, Series 2018-HOME, Class A
3.82%	04/10/33	[1,3]	60,000	60,162
DBUBS Mortgage Trust, Series 2011-LC2A, Class XA (IO)
1.06%	07/10/44	[1,3]	820,604	16,410
GS Mortgage Securities Trust, Series 2011-GC5, Class XA (IO)
1.34%	08/10/44	[1,3]	1,657,080	46,357
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class XB (IO)
0.70%	11/15/43	[1,3]	1,397,175	15,495

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 57

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.27%	04/15/46	[3]	$483,993	$21,946
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43	[1,3]	100,000	93,022
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A
3.66%	01/05/43	[1,3]	110,000	104,075
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XB (IO)
0.20%	08/10/49	[1,3,5,6]	3,700,000	31,691
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class XA (IO)
1.23%	02/15/48	[3]	455,750	26,119

				536,143

Non-Agency Mortgage-Backed — 8.83%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A22
(LIBOR USD 1-Month plus 0.28%)
2.79%	09/25/35	[2]	15,331	15,270
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
(LIBOR USD 1-Month plus 0.72%)
3.23%	04/25/35	[2]	6,950	6,969
Bear Stearns ALT-A Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.64%)
3.15%	04/25/34	[2]	46,604	45,709
Bear Stearns ARM Trust, Series 2004-1, Class 12A5
4.01%	04/25/34	[3]	14,852	14,919
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1
(LIBOR USD 1-Month plus 0.38%)
2.89%	06/25/36	[2]	7,809	7,781
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2
7.58%	06/15/30	[3]	19,426	6,796
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
3.86%	10/25/37	[1,2]	14,492	14,682
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
3.14%	02/25/35	[2]	21,456	21,327
Conseco Finance Corp., Series 1998-4, Class A5
6.18%	04/01/30		42,487	43,651

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fremont Home Loan Trust 2005-B
(LIBOR USD 1-Month plus 0.71%)
3.21%	04/25/35	[2]	$26,300	$26,350
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.30%	09/25/35	[3]	31,960	32,588
IndyMac Index Mortgage Loan Trust, Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.75%	06/25/37	[2]	19,185	18,927
JPMorgan Mortgage Acquisition Trust, Series 2007-CH2, Class AV1
(LIBOR USD 1-Month plus 0.16%)
2.67%	01/25/37	[2]	12,192	12,212
JPMorgan Mortgage Trust, Series 2005-A3, Class 2A1
3.86%	06/25/35	[3]	19,199	19,036
Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.22%)
2.73%	02/25/36	[2]	9,806	9,493
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A1
4.17%	07/25/34	[3]	24,618	24,491
Saxon Asset Securities Trust, Series 2007-2, Class A2A
(LIBOR USD 1-Month plus 0.10%)
2.61%	05/25/47	[2,5,6]	97,205	74,346
Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
3.17%	03/19/34	[2]	3,545	3,433
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A5
(LIBOR USD 1-Month plus 0.31%)
2.82%	07/25/36	[1,2]	105,000	102,697

				500,677

U.S. Agency Commercial
Mortgage-Backed — 5.48%
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K011, Class X3 (IO)
2.57%	12/25/43	[3]	1,067,620	50,678
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class X3 (IO)
2.81%	01/25/43	[3]	860,000	47,316
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K015, Class X3 (IO)
2.80%	08/25/39	[3]	350,000	23,767

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report December 2018

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K717, Class X3 (IO)
1.62%	11/25/42	[3]	$900,000	$38,093
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)
3.61%	06/25/41	[3]	200,000	15,979
Ginnie Mae, Series 2013-1, Class IO (IO)
0.62%	02/16/54	[3]	2,034,267	75,447
Ginnie Mae, Series 2013-125, Class IO (IO)
0.76%	10/16/54	[3]	1,689,220	59,021

				310,301

U.S. Agency Mortgage-Backed — 16.30%
Fannie Mae Pool AM1691
3.46%	01/01/43		35,955	34,396
Fannie Mae Pool AM6428
3.58%	08/01/29		74,630	75,963
Fannie Mae Pool AM6492
3.76%	08/01/34		48,158	49,268
Fannie Mae Pool AN0335
3.39%	01/01/31		49,336	49,292
Fannie Mae Pool AN0854
3.28%	02/01/28		55,000	54,748
Fannie Mae Pool AN5529
3.02%	06/01/28		39,116	38,523
Fannie Mae Pool AN6146
3.13%	07/01/32		50,000	47,747
Fannie Mae Pool AN6241
3.46%	09/01/37		95,000	92,285
Fannie Mae Pool AN7631
3.16%	12/01/32		50,000	47,398
Fannie Mae Pool AN9420
3.77%	07/01/43		49,544	50,127
Fannie Mae REMICS, Series 2012-128, Class UA
2.50%	06/25/42		115,870	107,407
Fannie Mae REMICS, Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
3.61%	10/25/42	[2]	76,169	76,541
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K710, Class X1 (IO)
1.73%	05/25/19	[3]	11,942,576	29,010
Freddie Mac REMICS, Series 4064, Class TB
3.50%	06/15/42		103,000	102,909
Freddie Mac REMICS, Series 4638, Class UF

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 1.00%)
3.52%	09/15/44	[2]	$68,220	$68,613

				924,227

Total Mortgage-Backed
(Cost $2,272,025)				2,271,348

MUNICIPAL BONDS — 0.18%*
California — 0.09%
University of California, Taxable Revenue Bonds, Series AJ
4.60%	05/15/31		5,000	5,377

New York — 0.09%
New York City Transitional Finance Authority Future Tax Secured Revenue
3.73%	08/01/29		5,000	5,035

Total Municipal Bonds
(Cost $10,290)				10,412

U.S. TREASURY SECURITIES — 0.84%
U.S. Treasury Notes — 0.84%
U.S. Treasury Notes (WI)
3.13%	11/15/28		46,000	47,722

Total U.S. Treasury Securities
(Cost $47,409)				47,722

Total Bonds – 97.71%
(Cost $5,540,598)				5,539,272

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 1.22%

Money Market Funds — 0.74%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.30%[7]			42,000	42,000

U.S. Treasury Bills — 0.48%
U.S. Treasury Bills
2.38%[8,9]	03/28/19		$27,000	$26,849

Total Short-Term Investments
(Cost $68,849)				68,849

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 59

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Value
Total Investments – 98.93%
(Cost $5,609,447)	$5,608,121

Cash and Other Assets, Less
Liabilities – 1.07%	60,893

Net Assets – 100.00%	$5,669,014

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2018.
[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $106,037, which is 1.87% of total net assets.

[7]	Represents the current yield as of December 31, 2018.
[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $26,851.
[9]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	17	03/29/19	$1,949,688	$30,130	$30,130
U.S. Treasury Two Year Note	3	03/29/19	636,938	3,307	3,307

			2,586,626	33,437	33,437

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	6	03/20/19	(780,469)	(24,384)	(24,384)
U.S. Treasury Ultra Bond	1	03/20/19	(160,656)	(8,448)	(8,448)

			(941,125)	(32,832)	(32,832)

TOTAL FUTURES CONTRACTS			$1,645,501	$605	$605

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	11/21/21	3.07%	Semi-annually	3-month USD LIBOR	Quarterly	$305	$ 3,165	$—	$3,165
Interest Rate Swap[1]	Call	11/21/24	3 month USD LIBOR	Quarterly	3.08%	Semi-annually	125	(2,956)	—	(2,956)

TOTAL SWAPS CONTRACTS							$430	$ 209	$—	$ 209

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report December 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.80%
ASSET-BACKED SECURITIES — 6.60%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
3.21%	07/25/56	[1,2]	$2,069,449	$2,071,829
Babson CLO Ltd., Series 2016-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.56%	07/20/28	1,2,3,†	5,500,000	5,500,114
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.27%	01/20/28	[1,2,3]	6,700,000	6,603,473
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.81%	04/25/35	[1,2]	260,025	253,415
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
3.48%	02/25/30	[1]	112,603	113,587
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.49%	10/27/36	[1]	5,075,000	5,137,945
Cifc Funding Ltd., Series 2014-4RA, Class A1A (Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
3.59%	10/17/30	[1,2,3]	5,880,000	5,815,426
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
3.31%	04/26/32	[1,2]	8,375,000	8,419,112
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.97%	08/27/46	[1,2]	7,301,266	6,966,753
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
3.13%	08/25/42	[1]	2,579,467	2,414,402
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	4,060,114	4,159,893
Magnetite VII Ltd., Series 2012-7A, Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.24%	01/15/28	[1,2,3]	5,880,000	5,799,638
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
3.08%	11/26/40	[1]	5,300,000	5,276,431

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
3.11%	06/25/41	[1,2]	$2,983,785	$2,999,849
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
3.06%	07/25/46	[1,2]	9,931,082	9,945,898
Northstar Education Finance, Inc., Series 2007-1, Class A1
(1.00 X LIBOR USD 3-Month plus 0.10%)
2.61%	04/28/30	[1]	3,165,518	3,155,577
SLC Student Loan Trust, Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
2.68%	05/15/29	[1]	4,826,011	4,778,938
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
3.26%	12/15/27	[1,2]	9,649,475	9,644,413
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
3.34%	12/15/25	[1,2]	4,755,742	4,779,957
SLM Student Loan Trust, Series 2006-9, Class A5
(LIBOR USD 3-Month plus 0.10%)
2.59%	01/26/26	[1]	2,078,213	2,075,314
SLM Student Loan Trust, Series 2007-3, Class A3
(LIBOR USD 3-Month plus 0.04%)
2.53%	04/25/19	[1]	3,017,739	3,013,513
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.87%	10/25/24	[1]	5,206,568	5,208,978
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
3.14%	01/25/22	[1]	6,205,615	6,169,802
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.59%	07/25/23	[1]	3,598,610	3,628,169
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/75	[1]	1,095,000	1,149,830
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
3.03%	03/25/26	[1]	118,948	119,207

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 61

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
3.21%	01/25/29	[1]	$2,909,928	$2,893,867
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
3.16%	05/26/26	[1]	11,587,514	11,458,743
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
3.06%	06/25/43	[1]	3,623,097	3,610,716
SLM Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
3.11%	02/26/29	[1]	5,848,626	5,776,198
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)0
1.61%	07/01/42	[1,2]	3,900,000	3,118,534
Voya CLO Ltd., Series 2015-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.97%)
3.45%	07/23/27	[1,2,3]	3,505,000	3,461,159

Total Asset-Backed Securities (Cost $144,929,836)				145,520,680

BANK LOANS — 0.67%*

Communications — 0.19%
CSC Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.75%	01/15/26		1,200,000	1,140,000
Intelsat Jackson Holdings SA, Term Loan B5 (Luxembourg)
6.63%	01/02/24	[3]	500,000	494,250
Lamar Media Corp., Term Loan B
(LIBOR plus 1.75%)
4.31%	03/14/25	[1]	496,250	484,256
Sprint Communications, Inc., Term Loan
(LIBOR plus 2.50%)
5.06%	02/02/24	[1]	793,939	757,553
Unitymedia Finance LLC, Term Loan E
(LIBOR plus 2.00%)
4.46%	06/01/23	[1]	1,250,000	1,216,906

				4,092,965

Electric — 0.04%
Chief Power Finance LLC, Term Loan B
(LIBOR plus 4.75%)
7.28%	12/31/20	[1,4,5]	983,459	919,942

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy — 0.01%
Energy Transfer Equity LP, Term Loan
(LIBOR plus 2.00%)
4.52%	02/02/24		$250,000	$244,598

Finance — 0.15%
Delos Finance SARL, Term Loan
(LIBOR plus 1.75%)
4.55%	10/06/23	[1]	3,429,507	3,345,484

Health Care — 0.10%
Bausch Health Companies, Inc., Term Loan
(LIBOR plus 3.00%)
5.38%	06/02/25	[1]	770,000	737,598
Catalent Pharma Solutions, Inc., Term Loan
(LIBOR plus 2.25%)
4.77%	05/20/24	[1]	984,745	959,634
IQVIA, Inc., Term Loan B3
(LIBOR plus 1.75%)
4.27%	06/11/25	[1]	497,500	482,267

				2,179,499

Industrials — 0.06%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.25%)
4.16%	03/02/20	[1,4,5]	1,368,640	1,363,508

Information Technology — 0.12%
Dell International LLC, Term Loan A2
(LIBOR plus 1.75%)
4.28%	09/07/21		1,500,000	1,460,940
IQVIA, Inc., Term Loan B1
(LIBOR plus 2.00%)
4.80%	03/07/24	[1]	450,337	438,741
SS&C Technologies, Inc.,
Term Loan B3
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	605,060	572,647
SS&C Technologies, Inc., Term Loan B4
(LIBOR plus 2.25%)
4.77%	04/16/25	[1]	229,507	217,213

				2,689,541

Total Bank Loans
(Cost $15,266,718)				14,835,537

CORPORATES — 38.16%*

Banking — 8.92%
Bank of America Corp.
2.74%	01/23/22	[6]	9,705,000	9,560,561

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report December 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
3.00%	12/20/23	[6]	$2,159,000	$2,099,729
7.63%	06/01/19		5,000,000	5,090,039
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	18,025,000	17,717,764
Bank of New York Mellon Corp. (The) (MTN)
2.30%	09/11/19		4,753,000	4,731,450
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		629,000	627,688
JPMorgan Chase & Co.
2.25%	01/23/20		10,000,000	9,898,582
6.30%	04/23/19		22,375,000	22,597,475
JPMorgan Chase Bank N.A. (BKNT)
2.60%	02/01/21	[6]	13,950,000	13,856,512
(LIBOR USD 3-Month plus 0.25%)
2.87%	02/13/20	[1]	7,695,000	7,686,066
Lloyds Bank PLC (United Kingdom)
3.30%	05/07/21	[3]	6,475,000	6,426,285
6.38%	01/21/21	[3]	2,000,000	2,110,914
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,3]	3,000,000	3,071,324
Macquarie Bank Ltd. (Australia)
2.60%	06/24/19	[2,3]	5,000,000	4,985,393
PNC Bank N.A. (BKNT)
1.95%	03/04/19		10,000,000	9,986,310
2.25%	07/02/19		1,795,000	1,788,699
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	13,000,000	12,584,540
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[3]	2,250,000	2,198,151
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
3.03%	05/28/19	[1,2,3]	8,000,000	8,000,612
US Bank N.A. (BKNT)
3.05%	07/24/20		12,075,000	12,063,434
Wells Fargo & Co.
(LIBOR USD 3-Month plus 1.23%)
3.76%	10/31/23	[1]	2,000,000	1,994,195
Wells Fargo & Co. (MTN)
2.63%	07/22/22		1,105,000	1,064,791
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		9,535,000	9,432,799
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		2,715,000	2,694,205
2.40%	01/15/20		20,000,000	19,827,210
3.33%	07/23/21	[6]	4,620,000	4,616,539

				196,711,267

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 1.91%
21st Century Fox America, Inc.
6.90%	03/01/19		$738,000	$742,265
AT&T, Inc.
3.00%	06/30/22		7,440,000	7,262,251
3.40%	05/15/25		2,655,000	2,499,517
3.90%	03/11/24		1,700,000	1,691,546
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%	02/01/24		2,720,000	2,717,908
4.91%	07/23/25		1,400,000	1,395,043
Comcast Corp.
3.45%	10/01/21		3,265,000	3,299,392
Cox Communications, Inc.
7.63%	06/15/25		900,000	1,044,052
Discovery Communications LLC
2.75%	11/15/19	[2]	2,000,000	1,987,564
2.80%	06/15/20S		715,000	707,669
Sprint Communications, Inc.
7.00%	03/01/20	[2]	1,264,000	1,298,760
Sprint Corp.
7.63%	03/01/26		21,000	20,790
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	10,484,375	10,340,215
Viacom, Inc.
3.88%	04/01/24		2,000,000	1,963,344
Vodafone Group PLC (United Kingdom)
(LIBOR USD 3-Month plus 0.99%)
3.43%	01/16/24	[1,3]	3,910,000	3,816,778
Warner Media LLC
3.88%	01/15/26		1,400,000	1,339,163

				42,126,257

Consumer Discretionary — 0.56%
Constellation Brands, Inc.
2.00%	11/07/19		7,000,000	6,915,222
Molson Coors Brewing Co.
2.25%	03/15/20		5,000,000	4,933,312
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.
(LIBOR USD 3-Month plus 3.50%)
5.94%	07/15/21	[1,2]	550,000	549,313

				12,397,847

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 63

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Products — 0.11%
Newell Brands, Inc.
2.60%	03/29/19		$2,540,000	$2,536,763

Electric — 2.47%
American Electric Power Co., Inc., Series I
3.65%	12/01/21		5,000,000	5,031,550
Black Hills Corp.
4.25%	11/30/23		4,050,000	4,045,710
Duke Energy Florida LLC
2.10%	12/15/19		2,240,000	2,222,066
ITC Holdings Corp.
5.50%	01/15/20	[2]	1,780,000	1,814,616
Jersey Central Power & Light Co.
7.35%	02/01/19		505,000	506,551
LG&E & KU Energy LLC
3.75%	11/15/20		3,400,000	3,414,822
Metropolitan Edison Co.
7.70%	01/15/19		4,250,000	4,256,309
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
3.47%	03/27/20	[1]	5,000,000	4,992,440
Nevada Power Co.
7.13%	03/15/19		4,125,000	4,159,515
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
3.06%	05/04/21	[1]	7,700,000	7,627,644
(LIBOR USD 3-Month plus 0.55%)
3.26%	08/28/21	[1]	3,952,000	3,903,403
Pennsylvania Electric Co.
5.20%	04/01/20		1,262,000	1,292,100
PNM Resources, Inc.
3.25%	03/09/21		7,115,000	7,051,193
Progress Energy, Inc.
7.05%	03/15/19		4,200,000	4,232,119

				54,550,038

Energy — 1.54%
Energy Transfer Operating LP
4.90%	02/01/24		4,292,000	4,326,134
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	3,320,000	3,372,849
Panhandle Eastern Pipe Line Co. LP
8.13%	06/01/19		1,000,000	1,019,027
Plains All American Pipeline LP/PAA
Finance Corp.
3.85%	10/15/23		5,422,000	5,223,880
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	2,036,000	2,046,180
6.00%	01/15/19	[2]	1,651,000	1,651,371

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
6.00%	04/01/22	[2]	$3,292,159	$3,385,103
Sabine Pass Liquefaction LLC
5.75%	05/15/24		3,215,000	3,347,338
Spectra Energy Partners LP
4.75%	03/15/24		4,519,000	4,634,582
TC PipeLines LP
4.65%	06/15/21		4,900,000	4,989,621

				33,996,085

Finance — 6.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.75%	05/15/19	[3]	500,000	500,008
Air Lease Corp.
2.13%	01/15/20		5,000,000	4,928,995
3.50%	01/15/22		3,420,000	3,367,993
American Express Credit Corp. (GMTN)
2.25%	08/15/19		2,840,000	2,827,339
American Express Credit Corp. (MTN)
2.20%	03/03/20		4,000,000	3,957,674
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
3.18%	04/06/20	[1,2]	8,000,000	7,959,628
Citibank N.A. (BKNT)
3.05%	05/01/20		11,605,000	11,592,513
Citigroup, Inc.
2.50%	07/29/19		2,500,000	2,491,811
8.50%	05/22/19		3,000,000	3,062,806
Daimler Finance North America LLC
1.50%	07/05/19	[2]	4,407,000	4,363,920
1.75%	10/30/19	[2]	2,000,000	1,973,652
Ford Motor Credit Co. LLC
2.38%	03/12/19		1,290,000	1,286,528
2.46%	03/27/20		1,000,000	979,226
2.60%	11/04/19		3,550,000	3,508,584
3.20%	01/15/21		3,000,000	2,908,445
5.75%	02/01/21		5,241,000	5,346,541
(LIBOR USD 3-Month plus 0.79%)
3.57%	06/12/20	[1]	2,080,000	2,051,180
(LIBOR USD 3-Month plus 0.88%)
3.31%	10/12/21	[1]	2,500,000	2,400,095
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		1,000,000	999,860
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	14,515,000	14,008,804
General Motors Financial Co., Inc.
2.40%	05/09/19		2,600,000	2,590,453

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report December 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		$6,049,000	$6,016,810
2.63%	04/25/21		1,880,000	1,832,053
2.88%	10/31/22	[6]	726,000	704,646
2.91%	07/24/23	[6]	6,000,000	5,722,690
(LIBOR USD 3-Month plus 1.02%)
3.50%	10/23/19	[1]	5,000,000	5,008,210
International Lease Finance Corp.
6.25%	05/15/19		3,000,000	3,026,814
Morgan Stanley (GMTN)
5.50%	01/26/20		2,805,000	2,868,435
5.50%	07/24/20		3,450,000	3,557,848
7.30%	05/13/19		8,000,000	8,122,160
(LIBOR USD 3-Month plus 0.55%)
3.17%	02/10/21	[1]	10,000,000	9,891,262
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,030,615
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
3.41%	02/14/20	[1]	3,795,000	3,795,165
Protective Life Global Funding
1.72%	04/15/19	[2]	8,245,000	8,212,325

				143,895,088

Food — 1.88%
Campbell Soup Co.
3.30%	03/15/21		4,025,000	4,002,098
(LIBOR USD 3-Month plus 0.50%)
3.29%	03/16/20	[1]	1,000,000	991,279
Conagra Brands, Inc. (LIBOR USD 3-Month plus 0.50%)
3.30%	10/09/20	[1]	8,203,000	8,113,157
(LIBOR USD 3-Month plus 0.75%)
3.22%	10/22/20	[1]	3,000,000	2,992,352
Danone SA (France)
1.69%	10/30/19	[2,3]	3,325,000	3,279,919
General Mills, Inc.
3.20%	04/16/21		7,000,000	6,965,366
Kraft Heinz Foods Co.
4.00%	06/15/23		1,500,000	1,502,282
(LIBOR USD 3-Month plus 0.42%)
3.02%	08/09/19	[1]	4,000,000	3,990,364
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	9,670,000	9,553,409

				41,390,226

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care — 4.33%
AbbVie, Inc.
3.75%	11/14/23		$5,000,000	$4,980,213
Aetna, Inc.
3.50%	11/15/24		3,136,000	3,020,213
Allergan Funding SCS (Luxembourg)
3.45%	03/15/22	[3]	3,000,000	2,954,341
Anthem, Inc.
2.50%	11/21/20		10,270,000	10,141,484
AstraZeneca PLC (United Kingdom)
2.38%	11/16/20	[3]	2,835,000	2,786,848
Bayer U.S. Finance II LLC
2.13%	07/15/19	[2]	4,275,000	4,242,002
3.50%	06/25/21	[2]	1,825,000	1,815,100
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	6,425,000	6,389,235
Becton Dickinson and Co.
2.40%	06/05/20		2,260,000	2,225,499
2.68%	12/15/19		3,661,000	3,639,583
Boston Scientific Corp.
6.00%	01/15/20		4,605,000	4,714,401
Celgene Corp.
2.75%	02/15/23		585,000	560,302
2.88%	08/15/20		5,000,000	4,967,011
3.25%	08/15/22		2,278,000	2,237,589
Cigna Corp.
3.20%	09/17/20	[2]	6,000,000	5,982,549
Cigna Holding Co.
4.50%	03/15/21		5,335,000	5,453,749
5.13%	06/15/20		1,725,000	1,768,470
Elanco Animal Health, Inc.
3.91%	08/27/21	[2]	2,500,000	2,517,127
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[2]	2,356,000	2,372,679
HCA, Inc.
6.50%	02/15/20		1,960,000	2,013,900
Humana, Inc.
2.50%	12/15/20		5,675,000	5,587,060
Roche Holdings, Inc.
2.25%	09/30/19	[2]	3,710,000	3,690,824
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	5,865,000	5,783,830
2.40%	09/23/21	[3]	1,500,000	1,451,420
Sutter Health, Series 13-C
2.29%	08/15/53		1,525,000	1,505,803
Zimmer Biomet Holdings, Inc. (LIBOR USD 3-Month plus 0.75%)
3.55%	03/19/21	[1]	2,685,000	2,660,700

				95,461,932

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 65

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Industrials — 2.12%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	$5,660,000	$5,729,590
Bemis Co., Inc.
6.80%	08/01/19		4,180,000	4,266,428
Clean Harbors, Inc.
5.13%	06/01/21		243,000	243,000
General Electric Co. (GMTN)
2.20%	01/09/20		2,000,000	1,971,366
4.63%	01/07/21		1,030,000	1,033,482
6.00%	08/07/19		2,281,000	2,307,166
General Electric Co. (MTN)
4.65%	10/17/21		1,835,000	1,842,521
(LIBOR USD 3-Month plus 0.38%)
2.96%	05/05/26	[1]	5,180,000	4,311,414
(LIBOR USD 3-Month plus 0.48%)
3.10%	08/15/36	[1]	2,182,000	1,505,654
Ingersoll-Rand Co.
9.00%	08/15/21		1,100,000	1,244,928
L3 Technologies, Inc.
4.95%	02/15/21		1,525,000	1,559,984
Siemens Financieringsmaatschappij NV (Netherlands)
1.30%	09/13/19	[2,3]	6,500,000	6,421,487
United Technologies Corp. (LIBOR USD 3-Month plus 0.65%)
3.28%	08/16/21	[1]	7,250,000	7,225,465
WestRock MWV LLC
7.38%	09/01/19		5,850,000	5,985,443
WestRock RKT Co.
3.50%	03/01/20		1,000,000	999,386

				46,647,314

Information Technology — 0.81%
Analog Devices, Inc.
2.85%	03/12/20		4,030,000	4,017,013
Apple, Inc.
1.70%	02/22/19		3,255,000	3,250,559
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		6,750,000	6,667,151
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	4,000,000	3,988,583

				17,923,306

Insurance — 0.34%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
3.23%	03/29/21	[1]	4,000,000	3,957,899
Nationwide Mutual Insurance Co.
5.08%	12/15/24	[2,6]	3,550,000	3,532,250

				7,490,149

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Materials — 0.36%
Georgia-Pacific LLC
2.54%	11/15/19	[2]	$8,000,000	$7,964,812

Real Estate Investment Trust (REIT) — 4.98%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		8,800,000	8,733,428
American Campus Communities Operating Partnership LP
3.35%	10/01/20		6,040,000	6,018,005
American Tower Corp.
3.40%	02/15/19		7,395,000	7,393,513
Boston Properties LP
5.63%	11/15/20		2,260,000	2,339,524
Digital Realty Trust LP
3.63%	10/01/22		2,430,000	2,409,061
5.88%	02/01/20		3,000,000	3,061,383
Duke Realty LP
3.88%	02/15/21		6,385,000	6,447,597
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		3,240,000	3,234,913
4.88%	11/01/20		4,210,000	4,251,546
HCP, Inc.
2.63%	02/01/20		10,765,000	10,707,117
Healthcare Trust of America Holdings LP
3.38%	07/15/21		425,000	423,098
Host Hotels & Resorts LP
6.00%	10/01/21		3,500,000	3,675,549
National Retail Properties, Inc.
3.80%	10/15/22		900,000	902,602
Realty Income Corp.
3.25%	10/15/22		3,000,000	2,973,391
Reckson Operating Partnership LP
7.75%	03/15/20		1,650,000	1,742,294
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
3.61%	08/16/21	[1]	5,000,000	4,980,507
UDR, Inc.
3.70%	10/01/20		3,000,000	3,012,823
UDR, Inc. (MTN)
4.63%	01/10/22		5,523,000	5,673,032
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		3,949,000	3,916,575
VEREIT Operating Partnership LP
3.00%	02/06/19		3,890,000	3,888,662
4.13%	06/01/21		2,325,000	2,347,603
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	5,500,000	5,471,935
3.25%	10/05/20	[2]	4,000,000	3,996,512

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report December 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Welltower, Inc.
4.13%	04/01/19		$12,135,000	$12,141,213

				109,741,883

Retail — 0.86%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,3]	7,000,000	6,936,307
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.15%	04/17/20	[1]	7,000,000	6,956,661
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		5,000,000	4,972,137

				18,865,105

Services — 0.26%
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,3]	4,761,000	4,832,415
Republic Services, Inc.
5.50%	09/15/19		850,000	864,006

				5,696,421

Transportation — 0.18%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		86,845	90,102
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		865,077	884,195
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,332,797	1,355,613
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		1,077,401	1,080,158
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		604,850	636,227

				4,046,295

Total Corporates

(Cost $846,179,989)				841,440,788

MORTGAGE-BACKED — 19.98%**
Non-Agency Commercial
Mortgage-Backed — 0.57%
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.80%	09/10/45	[2,6]	17,391,748	869,808
GE Business Loan Trust, Series 2006-2A, Class A
2.64%	11/15/34	[2]	1,952,175	1,918,062

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
GE Business Loan Trust, Series 2007-1A,Class A
(LIBOR USD 1-Month plus 0.17%)
2.63%	04/15/35	[1,2]	$928,577	$911,439
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[2]	949,830	945,659
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF
(LIBOR USD 1-Month plus 0.16%)
2.61%	05/15/47	[1]	5,138,302	5,144,724
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.71%	03/18/28	[2,6]	2,855,000	2,832,924

				12,622,616

Non-Agency Mortgage-Backed — 9.41%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.73%	02/25/37	[1]	12,000,000	11,756,388
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.95%	12/25/35	[1]	1,614,211	1,610,877
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.25%)
2.76%	12/25/35	[1]	4,798,122	4,791,348
Ameriquest Mortgage Securities Trust, Series 2006-R2, Class A1
(LIBOR USD 1-Month plus 0.18%)
2.68%	04/25/36	[1]	2,501,615	2,495,605
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-1, Class A5
(STEP-reset date 02/25/19)
7.23%	10/25/27		11,261	11,527
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.77%	10/25/35	[1]	3,808,703	3,808,494
Banc of America Alternative Loan Trust,Series 2003-8, Class 1CB1
5.50%	10/25/33		8,954,595	9,217,604
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.72%	03/27/36	[1,2]	4,728,538	4,681,883

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 67

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
2.46%	07/27/36	[1,2]	$4,945,473	$4,853,162
BCAP LLC Trust, Series 2008-IND2, Class A1
(LIBOR USD 1-Month plus 1.65%)
4.16%	04/25/38	[1]	5,507,245	5,506,985
BCAP LLC Trust, Series 2013-RR5,Class 2A1
3.32%	03/26/37	[2,6]	4,350,949	4,389,205
Bear Stearns ARM Trust, Series 2004-3,Class 4A
4.38%	07/25/34	[6]	1,951,664	1,935,301
Chase Funding Trust, Series 2002-2, Class 2M1
(LIBOR USD 1-Month plus 0.90%)
3.41%	02/25/32	[1]	63,597	63,597
Chase Mortgage Finance Trust,Series 2007-A1, Class 8A1
4.68%	02/25/37	[6]	7,914,613	8,128,814
Chase Mortgage Finance Trust,Series 2007-A2, Class 2A3
4.51%	07/25/37	[6]	1,644,686	1,689,407
Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates, Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
2.69%	05/25/36	[1,2]	910,888	896,077
CIM Trust, Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
3.43%	09/25/58	[1,2]	8,661,807	8,573,678
Citigroup Mortgage Loan Trust, Inc.,Series 2004-HYB1, Class A41
3.49%	02/25/34	[6]	115,707	112,848
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
3.81%	07/25/37	[1]	90,000	85,617
Conseco Finance Corp., Series 1998-2,Class A5
6.24%	12/01/28		2,869	2,918
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	676,482	689,650
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14,Class 4A1
3.89%	08/25/34	[6]	12,339	11,991

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
4.28%	02/25/34	[6]	$1,980,212	$1,997,031
Credit Suisse Mortgage Capital, Series 2014-9R, Class 8A1
(LIBOR USD 1-Month plus 0.16%)
2.47%	10/27/36	[1,2]	1,006,477	998,482
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3
(STEP-reset date 02/25/19)
3.75%	11/25/35		70,759	70,808
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
2.38%	04/25/37	[1]	2,962,911	2,116,300
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.21%)
2.68%	03/19/45	[1]	944,882	907,540
Encore Credit Receivables Trust, Series 2005-2, Class M2
(LIBOR USD 1-Month plus 0.69%)
3.20%	11/25/35	[1]	3,659,263	3,719,290
FBR Securitization Trust, Series 2005-02, Class M1
(LIBOR USD 1-Month plus 0.72%)
3.23%	09/25/35	[1]	140,850	141,225
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
3.51%	08/25/34	[1]	881,640	861,309
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
4.22%	09/25/34	[6]	7,102	7,020
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
4.01%	02/25/35	[6]	779,148	782,593
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.95%	06/25/30	[1]	181,971	151,726
GSAA Home Equity Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.79%	08/25/35	[1]	198,251	198,080
GSAMP Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.29%)
2.80%	02/25/36	[1]	9,086,423	8,917,691

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report December 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
4.04%	11/25/35	[6]	$592,419	$585,333
HSI Asset Securitization Corp. Trust, 2005-NC1, Class M1
(LIBOR USD 1-Month plus 0.77%)
3.27%	07/25/35	[1]	3,384,388	3,391,603
Impac CMB Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.64%)
3.15%	08/25/35	[1]	2,723,449	2,627,679
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
3.29%	12/25/34	[1]	281,151	251,342
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
3.31%	11/25/34	[1]	884,814	832,399
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		544,591	578,756
JPMorgan Mortgage Acquisition Trust, Series 2005-FRE1, Class A2F3
(STEP-reset date 02/25/19)
3.36%	10/25/35		1,479,509	1,485,825
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.79%	03/25/47	[1]	50,000	44,109
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
4.45%	07/25/35	[6]	1,124,486	1,143,655
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
4.33%	07/25/35	[6]	301,385	311,000
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		152,707	153,420
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		140,062	140,870
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[4,5,6]	118,169,373	2,207,711
MASTR Adjustable Rate Mortgages Trust,Series 2003-6, Class 4A2
4.27%	01/25/34	[6]	9,603	9,478

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
4.87%	01/25/34	[6]	$46,733	$46,550
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
4.44%	11/21/34	[6]	1,005,968	1,033,949
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
3.82%	04/25/34	[6]	136,958	137,004
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
3.62%	06/25/34	[6]	31,209	28,785
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		2,816,087	2,946,059
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		4,279,792	4,535,320
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		4,592,534	4,763,802
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		4,623,850	4,800,472
MASTR Seasoned Securitization Trust,Series 2004-1, Class 4A1
4.62%	10/25/32	[6]	216,518	219,687
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.69%	06/25/37	[1]	11,569,830	8,512,585
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
4.09%	08/25/34	[6]	1,474,776	1,473,265
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		1,756,701	1,515,306
Mid-State Capital Corp., Series 2004-1, Class B
8.90%	08/15/37		1,056,374	1,208,128
Mid-State Capital Corp., Series 2006-1,Class A
5.79%	10/15/40	[2]	5,071,615	5,471,818
Mid-State Trust, Series 2010-W, Class A2
5.82%	02/15/36		639,641	688,664
Morgan Stanley ABS Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
3.44%	07/25/34	[1]	2,829,111	2,851,474
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
(LIBOR USD 1-Month plus 0.90%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 69

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.41%	07/25/34	[1]	$268,108	$269,011
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
(LIBOR USD 1-Month plus 1.25%)
3.57%	03/26/37	[1,2]	402,186	402,996
MortgageIT Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
3.11%	08/25/35	[1]	340,443	332,970
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.79%	10/25/35	[1]	5,285,978	5,134,543
New Century Home Equity Loan Trust, Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.74%)
3.24%	07/25/35	[1]	1,792,182	1,797,474
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.73%	02/25/36	[1]	10,011,901	9,901,382
Option One Mortgage Loan Trust, Series 2005-1, Class A4
(LIBOR USD 1-Month plus 0.80%)
3.31%	02/25/35	[1]	85,806	86,003
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
3.48%	10/25/34	[1]	6,363,586	6,371,250
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1
(LIBOR USD 1-Month plus 0.75%)
3.26%	07/25/35	[1]	4,965,945	4,983,267
Park Place Securities, Inc., Series 2005-WCW1, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.96%	09/25/35	[1]	668,041	669,870
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.78%	03/25/35	[6]	2,862,926	1,874,470
Residential Asset Mortgage Products Trust, Series 2004-SL4, Class A3
6.50%	07/25/32		267,213	262,934
Residential Asset Mortgage Products Trust, Series 2005-SL1, Class A5
6.50%	05/25/32		841,184	824,024
Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2 (STEP-reset date 02/25/19)
3.37%	01/25/36		2,091,818	1,753,921

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
(LIBOR USD 1-Month plus 0.72%)
3.23%	10/25/35	[1]	$2,264,678	$2,267,666
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A5
(LIBOR USD 1-Month plus 0.14%)
2.65%	09/25/36	[1]	4,950,422	4,925,338
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class 3A5
4.34%	09/25/33	[6]	795,779	800,949
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
3.06%	07/25/34	[1,2]	115,413	112,615
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
4.73%	01/25/33	[6]	105,291	107,717
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
4.31%	01/25/35	[6]	779,912	798,489
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		4,372,620	4,505,119
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.80%	10/25/45	[1]	2,699,738	2,677,227
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.84%	01/25/45	[1]	438,133	423,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
4.72%	09/25/34	[6]	1,139,532	1,170,632
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
4.51%	06/25/35	[6]	3,860,832	3,878,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
4.47%	05/25/35	[6]	105,214	106,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
4.61%	03/25/36	[6]	949,053	941,496

				207,558,025

U.S. Agency Commercial Mortgage-Backed — 2.37%
Fannie Mae-Aces, Series 2015-M10, Class FA
(LIBOR USD 1-Month plus 0.25%)

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report December 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
2.55%	03/25/19	[1]	$1,635,457	$1,632,824
Fannie Mae-Aces, Series 2017-M11, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.77%	09/25/24	[1]	7,816,898	7,826,853
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.71%	08/25/24	[1]	3,969,195	3,951,219
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J19F, Class A1
2.91%	02/25/22		2,757,020	2,758,393
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ03, Class A1
1.67%	01/25/21		3,747,438	3,675,581
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		5,889,589	5,826,895
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.87%	01/25/21	[6]	11,507,443	11,497,553
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus 0.74%)
2.90%	10/25/21	[1]	4,713,881	4,717,655
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[6]	843,735	843,241
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[6]	1,381,152	1,381,692
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
3.05%	03/09/21	[1]	8,164,544	8,168,362

				52,280,268

U.S. Agency Mortgage-Backed — 7.63%
Fannie Mae Pool 466973
3.85%	01/01/21		13,508,624	13,767,939
Fannie Mae Pool 567002
8.00%	05/01/23		21,583	22,713
Fannie Mae Pool 735861
6.50%	09/01/33		14,389	15,733
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
3.92%	04/01/34[1]		253,057	258,470

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 995182
5.50%	06/01/20	$34,461	$34,524
Fannie Mae Pool AD0538
6.00%	05/01/24	395,759	413,620
Fannie Mae Pool AE0083
6.00%	01/01/40	1,121,438	1,222,886
Fannie Mae Pool AL0851
6.00%	10/01/40	1,385,163	1,511,741
Fannie Mae REMICS, Series 1997-76, Class FS
LIBOR USD 1-Month
2.91%	09/17/27[1]	15,899	15,612
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
3.46%	10/25/31[1]	814,067	830,491
Fannie Mae REMICS, Series 2003-130, Class HF
(LIBOR USD 1-Month plus 0.45%)
2.96%	12/25/33[1]	385,097	385,368
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)
3.11%	12/25/32[1]	5,071,789	5,122,635
Fannie Mae REMICS, Series 2005-59, Class NF
(LIBOR USD 1-Month plus 0.25%)
2.76%	05/25/35[1]	2,615,397	2,608,396
Fannie Mae REMICS, Series 2007-61, Class AF
(LIBOR USD 1-Month plus 0.28%)
2.79%	03/25/37[1]	1,239,388	1,238,795
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.98%	07/25/37[1]	418,196	421,756
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39	265,840	269,872
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
3.33%	03/25/37[1]	2,448,651	2,498,811
Fannie Mae REMICS, Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
3.71%	10/25/49[1]	3,048,075	3,114,938
Fannie Mae REMICS, Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
3.41%	11/25/49[1]	2,146,095	2,195,051

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 71

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.91%	10/25/40[1]	$1,457,889	$1,463,079
Fannie Mae REMICS, Series 2010-26, Class S (IO)
LIBOR USD 1-Month
3.72%	11/25/36[1]	8,707,717	1,257,955
Fannie Mae REMICS, Series 2010-39, Class FE
(LIBOR USD 1-Month plus 0.77%)
3.28%	06/25/37[1]	4,705,205	4,785,523
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40	1,122,898	1,190,497
Fannie Mae REMICS, Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
3.27%	02/25/40[1]	1,752,821	1,784,318
Fannie Mae REMICS, Series 2010-95, Class S (IO)
LIBOR USD 1-Month
4.09%	09/25/40[1]	6,267,627	1,113,101
Fannie Mae REMICS, Series 2011-118, Class FB
(LIBOR USD 1-Month plus 0.45%)
2.96%	11/25/41[1]	7,517,073	7,542,707
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
3.01%	05/25/37[1]	3,088,062	3,100,032
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
3.03%	04/25/42[1]	6,156,832	6,218,466
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
2.76%	07/25/42[1]	5,655,033	5,653,227
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22	362	375
Freddie Mac Gold Pool A45796
7.00%	01/01/33	5,782	6,300
Freddie Mac Gold Pool C46104
6.50%	09/01/29	7,671	8,332
Freddie Mac Gold Pool G13032
6.00%	09/01/22	467,716	481,130
Freddie Mac Gold Pool G13475
6.00%	01/01/24	61,748	63,397

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J22F, Class A1
3.45%	05/25/23	$12,221,045	$12,411,959
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K084, Class A1
3.78%	08/25/28	5,515,425	5,735,536
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29	508,763	547,173
Freddie Mac REMICS, Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
3.46%	06/15/31[1]	7,892	8,116
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
3.06%	10/15/33[1]	3,465,643	3,501,682
Freddie Mac REMICS, Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
2.76%	04/15/35[1]	3,404,477	3,407,420
Freddie Mac REMICS, Series 3084, Class FN
(LIBOR USD 1-Month plus 0.50%)
2.96%	12/15/34[1]	2,410,119	2,413,143
Freddie Mac REMICS, Series 3294, Class CB
5.50%	03/15/37	225,904	245,302
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.76%	08/15/35[1]	889,811	888,548
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
2.76%	08/15/35[1]	2,294,687	2,291,430
Freddie Mac REMICS, Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
3.40%	06/15/38[1]	476,116	481,172
Freddie Mac REMICS, Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
3.36%	05/15/39[1]	555,998	567,332
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40	148,097	159,799
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report December 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
2.86%	11/15/40	[1]	$573,148	$569,365
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
2.86%	04/15/29	[1]	134,330	134,400
Freddie Mac REMICS, Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
2.81%	02/15/41	[1]	6,536,081	6,520,904
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
2.86%	05/15/32	[1]	1,491,041	1,494,034
Freddie Mac REMICS, Series 4235, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.81%	01/15/34	[1]	1,932,725	1,935,553
Freddie Mac Strips, Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
2.76%	07/15/36	[1]	2,551,521	2,548,473
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.96%	06/15/42	[1]	3,822,724	3,849,933
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
2.96%	11/15/43	[1]	16,838,340	16,888,270
Ginnie Mae I Pool 422972
6.50%	07/15/29		5,942	6,400
Ginnie Mae II Pool 1849
8.50%	08/20/24		306	311
Ginnie Mae II Pool 2020
8.50%	06/20/25		484	519
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,211	1,318
Ginnie Mae II Pool 2487
8.50%	09/20/27		8,675	9,409
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.63%	04/20/27	[1]	17,396	17,887
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.38%	03/20/32	[1]	35,763	35,724
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.63%	06/20/32	[1]	10,672	11,044

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.75%	07/20/34	[1]	$347,677	$356,494
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.00%)
3.88%	01/20/35	[1]	10,371	10,460
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.50%	02/20/25	[1]	14,134	14,381
Ginnie Mae, Series 2003-11, Class FK
(LIBOR USD 1-Month plus 0.30%)
2.76%	02/16/33	[1]	1,064,515	1,064,858
Ginnie Mae, Series 2004-5, Class PF
(LIBOR USD 1-Month plus 0.55%)
3.02%	02/20/33	[1]	3,539	3,553
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.33%	05/20/37	[1]	5,300,722	680,785
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
2.77%	07/20/38	[1]	859,126	858,365
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		2,769,953	2,675,751
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.97%	10/07/20	[1]	9,800,440	9,803,509
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.94%	12/08/20	[1]	7,617,111	7,639,214
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.94%	12/08/20	[1]	3,495,948	3,501,210
NCUA Guaranteed Notes Trust, Series 2011-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.83%	01/08/20	[1]	2,727,319	2,731,139
NCUA Guaranteed Notes Trust, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.80%	03/11/20	[1]	1,511,659	1,513,607

				168,153,272

Total Mortgage-Backed
(Cost $438,135,416)				440,614,181

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 73

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 0.03%*
California — 0.03%
State of California, Taxable, Various Purpose
6.20%	03/01/19	$600,000	$603,282

Total Municipal Bonds
(Cost $603,690)
U.S. TREASURY SECURITIES — 33.36%
U.S. Treasury Notes — 33.36%
2.75%	09/30/20	393,560,000	395,105,030
2.75%	09/15/21	84,565,000	85,166,205
2.88%	10/15/21	252,715,000	255,419,839

Total U.S. Treasury Securities
(Cost $730,805,102)			735,691,074

Total Bonds – 98.80%
(Cost $2,175,920,751)			2,178,705,542

Issues		Shares	Value
COMMON STOCK — 0.04%
Electric — 0.04%
Homer City Holdings LLC[2,4,5,7]		106,501	$905,259

Total Common Stock
(Cost $6,078,660)

Purchased Swaptions – 0.00%
(Cost $939,000)			22,911

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 2.59%
Commercial Paper — 0.27%
Ford Motor Credit Co.
3.07%[8]	04/04/19	6,000,000	5,947,705
Money Market Funds — 0.18%
Fidelity Investments Money Market Funds - Government Portfolio
2.24%[9]		44	44
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.30%[9]		3,899,000	3,899,000

			3,899,044
U.S. Treasury Bills — 2.14%
U.S. Treasury Bills
2.38%[8]	02/19/19	$24,000,000	23,924,200

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
2.38%[8,10]	03/28/19	$4,693,000	$ 4,666,780
U.S. Treasury Bills (WI)
2.43%[8]	04/11/19	18,800,000	18,676,049

			47,267,029

Total Short-Term Investments
(Cost $57,117,636)			57,113,778

Issues			Value
Total Investments Before Written
Swaptions – 101.43%
(Cost $2,240,056,047)			2,236,747,490

Written Swaptions – 0.00%
(Cost $(540,000))			(9,102)

Liabilities in Excess of Other
Assets – (1.43)%			(31,597,973)

Net Assets – 100.00%			$2,205,140,415

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2018.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $5,396,420, which is 0.24% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Non-income producing security.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of December 31, 2018.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $4,667,142.

†

Fair valued security. The aggregate value of fair valued securities is $5,500,114, which is 0.25% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report December 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized loan obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	5,431	03/29/19	$1,153,069,188	$7,713,078	$7,713,078
U.S. Treasury Five Year Note	460	03/29/19	52,756,250	852,760	852,760

			1,205,825,438	8,565,838	8,565,838

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	395	03/07/19	(59,838,359)	(163,925)	(163,925)

TOTAL FUTURES CONTRACTS			$1,145,987,079	$8,401,913	$8,401,913

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	3 month USD LIBOR	Quarterly	6.00%	Quarterly	$30,000,000	$22,911	$939,000	$(916,089)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums (Received)	Unrealized Appreciation
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	7.50%	Quarterly	3 month USD LIBOR	Quarterly	$30,000,000	$(9,102)	$(540,000)	$530,898

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	11/21/21	3.07%	Semi-annually	3-month USD LIBOR	Quarterly	$120,225	$ 1,247,406	$—	$ 1,247,406
Interest Rate Swap[1]	Call	11/21/24	3 month USD LIBOR	Quarterly	3.08%	Semi-annually	49,425	(1,168,718)	—	(1,168,718)

TOTAL SWAPS CONTRACTS							$169,650	$78,688	$—	$ 78,688

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018  /  75

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.59%
ASSET-BACKED SECURITIES — 13.32%**
A Voce CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.60%	07/15/26	[1,2,3]	$241,043	$240,466
Atrium XII, Series 12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
3.30%	04/22/27	[1,2,3]	165,000	163,073
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.27%	01/20/28	[1,2,3]	250,000	246,398
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.42%	07/20/29	[1,2,3]	250,000	246,221
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
3.06%	01/25/35	[2,3]	182,771	180,808
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
4.00%	06/09/30	[1,2,3]	250,000	249,515
Crystal River CDO, Series 2005-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68%	03/02/46	[1,2,3,4,5]	419,900	35,069
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
3.44%	11/15/28	[1,2,3]	250,000	246,732
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
3.31%	04/26/32	[2,3]	645,000	648,397
Flagship CLO VIII Ltd., Series 2014-8A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.29%	01/16/26	[1,2,3]	110,000	109,600
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29	[1,3]	170,292	167,108
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
3.74%	05/25/34	[2,3]	454,562	458,634
LCM XX LP, Series 20A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.38%	10/20/27	[1,2,3]	200,000	198,087

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Magnetite VII Ltd., Series 2012-7A, Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.24%	01/15/28	[1,2,3]	$250,000	$246,583
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
3.46%	11/25/48	[2,3]	500,000	503,505
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.29%	01/15/28	[1,2,3]	250,000	246,516
Octagon Investment Partners 25 Ltd.,
Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.27%	10/20/26	[1,2,3]	240,000	237,244
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	338,214	98,092
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.61%	03/28/46	[2,3]	793,277	799,964
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.91%	08/15/31	[2]	197,625	187,169
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.96%	07/25/39	[2]	373,708	352,793
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
3.04%	10/25/64	[2,3]	270,000	271,325
SLM Student Loan Trust, Series 2005-9, Class B
(LIBOR USD 3-Month plus 0.30%)
2.79%	01/25/41	[2]	285,059	273,294
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
3.24%	10/27/70	[2]	215,000	201,537
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
3.14%	01/25/22	[2]	221,629	220,350
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.69%	01/25/83	[2]	340,000	325,274

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report December 2018

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.69%	04/26/83	[2]	$340,000	$333,272
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	04/25/73	[2]	340,000	349,784
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/25/73	[2]	235,000	240,877
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/26/83	[2]	340,000	347,857
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/26/83	[2]	340,000	346,901
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/75	[2]	340,000	357,025
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.66%	10/25/34	[2]	310,000	315,851
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	3,†	336,099	383,982
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	[3]	342,390	391,380
Treman Park CLO Ltd., Series 2015-1A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
3.53%	10/20/28	[1,2,3]	450,000	450,275
Voya CLO Ltd., Series 2015-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.97%)
3.45%	07/23/27	[1,2,3]	175,000	172,811
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.66%	04/25/40	[2,3]	300,000	292,619

Total Asset-Backed Securities
(Cost $11,531,935)				11,136,388

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 39.96%*
Banking — 7.16%
Bank of America Corp.
2.74%	01/23/22	[6]	$485,000	$477,782
3.00%	12/20/23	[6]	476,000	462,932
3.71%	04/24/28	[6]	525,000	503,836
Bank of America Corp. (MTN)
4.27%	07/23/29	[6]	80,000	79,965
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[6]	250,000	244,998
3.25%	09/11/24		45,000	44,240
Goldman Sachs Bank USA (BKNT)
3.20%	06/05/20		300,000	299,519
JPMorgan Chase & Co.
3.22%	03/01/25	[6]	420,000	406,200
3.90%	07/15/25		250,000	248,059
4.02%	12/05/24	[6]	220,000	221,898
(LIBOR USD 3-Month plus 0.68%)
3.42%	06/01/21	[2]	200,000	198,853
JPMorgan Chase Bank N.A. (BKNT)
2.60%	02/01/21	[6]	485,000	481,750
(LIBOR USD 3-Month plus 0.25%)
2.87%	02/13/20	[2]	385,000	384,553
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,6]	200,000	189,292
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[1]	165,000	159,727
3.37%	01/05/24	[1,6]	200,000	189,865
Wells Fargo & Co. 3.00%	04/22/26		145,000	135,049
3.00%	10/23/26		250,000	231,669
(LIBOR USD 3-Month plus 1.23%)
3.76%	10/31/23	[2]	150,000	149,565
Wells Fargo & Co. (MTN)
2.63%	07/22/22		45,000	43,363
3.58%	05/22/28	[6]	325,000	312,159
Wells Fargo Bank N.A. (BKNT)
3.33%	07/23/21	[6]	250,000	249,813
3.63%	10/22/21		270,000	271,706

				5,986,793

Communications — 2.99%
AT&T, Inc.
4.80%	06/15/44		350,000	312,944
5.25%	03/01/37		265,000	260,948
CBS Corp.
3.38%	02/15/28		150,000	136,268
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.13%	05/01/27	[3]	48,000	44,767

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 77

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45		$200,000	$206,020
Clear Channel International BV
(Netherlands)
8.75%	12/15/20	[1,3]	19,000	19,214
Comcast Corp. 2.35%	01/15/27		100,000	89,229
Discovery Communications LLC
2.80%	06/15/20	[3]	150,000	148,462
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	19,000	16,625
8.50%	10/15/24	[1,3]	31,000	30,012
9.75%	07/15/25	[1,3]	40,000	40,312
Level 3 Financing, Inc.
5.13%	05/01/23		20,000	19,375
5.38%	01/15/24		40,000	38,072
5.38%	05/01/25		20,000	18,737
Sprint Capital Corp.
8.75%	03/15/32		27,000	28,553
Sprint Communications, Inc.
7.00%	03/01/20	[3]	30,000	30,825
Sprint Corp.
7.13%	06/15/24		27,000	26,807
7.63%	03/01/26		25,000	24,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	137,500	135,609
4.74%	03/20/25	[3]	200,000	196,750
T-Mobile USA, Inc.
4.50%	02/01/26		45,000	41,850
4.75%	02/01/28		45,000	40,781
6.00%	04/15/24		40,000	40,100
Verizon Communications, Inc.
4.13%	08/15/46		240,000	213,374
4.86%	08/21/46		50,000	49,297
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[1]	100,000	97,191
Warner Media LLC
3.88%	01/15/26		200,000	191,309

				2,498,181

Consumer Discretionary — 0.82%
Anheuser-Busch Cos LLC/Anheuser-Busch
InBev Worldwide, Inc.
3.65%	02/01/26	[3]	200,000	189,249
Anheuser-Busch InBev Worldwide, Inc.
4.00%	04/13/28		145,000	138,962

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Bacardi Ltd. (Bermuda)
5.30%	05/15/48	[1,3]	$100,000	$90,595
Central Garden & Pet Co.
5.13%	02/01/28		31,000	27,900
6.13%	11/15/23		40,000	40,200
Reynolds American, Inc.
4.45%	06/12/25		175,000	168,974
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.
(LIBOR USD 3-Month plus 3.50%)
5.94%	07/15/21	[2,3]	25,000	24,969

				680,849

Electric — 3.02%
Duke Energy Carolinas LLC
3.75%	06/01/45		355,000	324,836
Entergy Texas, Inc.
3.45%	12/01/27		250,000	240,034
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
3.06%	05/04/21	[2]	485,000	480,442
Pacific Gas & Electric Co.
3.30%	12/01/27		75,000	61,547
Pennsylvania Electric Co.
5.20%	04/01/20		400,000	409,540
Puget Energy, Inc.
6.00%	09/01/21		250,000	264,620
Southern Co. Gas Capital Corp.
3.25%	06/15/26		500,000	471,214
Southwestern Electric Power Co., Series K
2.75%	10/01/26		300,000	275,296

				2,527,529

Energy — 3.67%
Antero Resources Corp.
5.00%	03/01/25		30,000	27,300
5.13%	12/01/22		30,000	28,500
Cheniere Energy Partners LP
5.25%	10/01/25		45,000	42,131
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	10,000	9,113
Diamondback Energy, Inc.
4.75%	11/01/24		15,000	14,513
4.75%	11/01/24	[3]	3,000	2,903
5.38%	05/31/25		9,000	8,910
Energy Transfer LP
5.50%	06/01/27		3,000	2,933
5.88%	01/15/24		70,000	71,450

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report December 2018

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
EQM Midstream Partners LP
4.13%	12/01/26		$350,000	$314,935
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	200,000	203,184
Gulfport Energy Corp.
6.38%	05/15/25		13,000	11,554
KazMunayGas National Co. JSC, Series REGS (Kazakhstan)
5.38%	04/24/30	[1]	200,000	197,250
Kinder Morgan, Inc.
4.30%	03/01/28		175,000	172,029
5.63%	11/15/23	[3]	200,000	211,643
Matador Resources Co.
5.88%	09/15/26		15,000	13,875
NiSource, Inc.
2.65%	11/17/22		150,000	144,574
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	10,000	9,100
5.38%	01/15/25	[3]	35,000	32,375
Peru LNG Srl, Series REGS (Peru)
5.38%	03/22/30	[1]	200,000	194,510
Petroleos Mexicanos (Mexico)
6.50%	03/13/27	[1]	45,000	42,413
6.50%	01/23/29	[1]	230,000	214,567
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		125,000	122,867
Range Resources Corp.
4.88%	05/15/25		20,000	16,500
5.00%	03/15/23		43,000	38,001
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	142,000	142,710
Ruby Pipeline LLC
6.00%	04/01/22	[3]	168,182	172,930
Sabine Pass Liquefaction LLC
5.75%	05/15/24		65,000	67,676
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		200,000	179,595
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	150,000	144,416
Transocean Guardian Ltd. (Cayman Islands)
5.88%	01/15/24	[1,3]	31,000	29,837
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,3]	33,000	32,010
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	15,200	14,630
Williams Cos., Inc. (The)
3.70%	01/15/23		110,000	107,445

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
WPX Energy, Inc.
5.75%	06/01/26		$30,000	$27,300

				3,065,679

Finance — 4.87%
Air Lease Corp.
3.38%	01/15/19		250,000	249,918
Citibank N.A. (BKNT)
3.05%	05/01/20		565,000	564,392
3.40%	07/23/21		250,000	250,406
Citigroup, Inc.
3.67%	07/24/28	[6]	405,000	385,268
Ford Motor Credit Co. LLC
3.16%	08/04/20		275,000	269,448
3.20%	01/15/21		175,000	169,659
8.13%	01/15/20		300,000	310,065
(LIBOR USD 3-Month plus 1.27%)
4.08%	03/28/22	[2]	115,000	109,935
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[1]	225,000	217,153
General Motors Financial Co., Inc.
3.55%	04/09/21		95,000	93,742
Goldman Sachs Group, Inc. (The)
3.69%	06/05/28	[6]	200,000	187,342
3.81%	04/23/29	[6]	145,000	135,532
4.22%	05/01/29	[6]	45,000	43,438
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.40%	07/22/22	[2]	500,000	493,227
Morgan Stanley (GMTN)
7.30%	05/13/19		500,000	507,635
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,3,6]	85,000	81,885

				4,069,045

Food — 1.28%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
3.29%	03/16/20	[2]	140,000	138,779
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[3]	22,000	17,435
General Mills, Inc.
4.20%	04/17/28		145,000	142,358
Kraft Heinz Foods Co.
3.00%	06/01/26		200,000	178,707
4.63%	01/30/29		190,000	188,231

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 79

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	$300,000	$296,383
Post Holdings, Inc.
5.63%	01/15/28	[3]	20,000	18,475
5.75%	03/01/27	[3]	97,000	91,423

				1,071,791

Gaming — 0.03%
Churchill Downs, Inc.
4.75%	01/15/28	[3]	30,000	27,291

Health Care — 5.83%
Abbott Laboratories
3.75%	11/30/26		117,000	115,685
AbbVie, Inc.
3.60%	05/14/25		100,000	96,053
4.50%	05/14/35		50,000	46,386
Amgen, Inc.
4.40%	05/01/45		200,000	187,746
Anthem, Inc.
2.25%	08/15/19		200,000	198,958
3.65%	12/01/27		145,000	138,741
Bausch Health Cos., Inc. (Canada)
5.50%	11/01/25	[1,3]	124,000	116,095
6.13%	04/15/25	[1,3]	10,000	8,725
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	200,000	190,691
Bayer U.S. Finance LLC
2.38%	10/08/19	[3]	200,000	198,887
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
3.68%	12/29/20	[2]	250,000	247,558
Boston Scientific Corp.
6.00%	01/15/20		200,000	204,751
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[3]	30,000	28,575
Celgene Corp.
5.00%	08/15/45		320,000	296,296
Centene Corp.
4.75%	01/15/25		25,000	23,937
5.38%	06/01/26	[3]	52,000	50,911
5.63%	02/15/21		43,000	43,215
CHS/Community Health Systems, Inc.
8.63%	01/15/24	[3]	14,000	13,895
Cigna Corp.
4.13%	11/15/25	[3]	375,000	375,027
CVS Health Corp.
5.05%	03/25/48		240,000	234,304

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	$400,000	$402,832
5.63%	07/31/19	[3]	300,000	303,421
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	150,000	150,321
Gilead Sciences, Inc.
4.15%	03/01/47		205,000	189,288
HCA, Inc.
4.75%	05/01/23		30,000	29,625
5.00%	03/15/24		80,000	79,400
5.25%	04/15/25		23,000	22,943
6.50%	02/15/20		54,000	55,485
Hologic, Inc.
4.63%	02/01/28	[3]	55,000	49,857
Humana, Inc.
2.90%	12/15/22		195,000	188,976
Molina Healthcare, Inc.
5.38%	11/15/22		83,000	80,095
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[1]	300,000	295,848
Teleflex, Inc.
4.63%	11/15/27		10,000	9,313
Tenet Healthcare Corp.
4.63%	07/15/24		46,000	42,953
4.75%	06/01/20		10,000	10,006
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.70%	07/19/19	[1]	63,000	62,167
Valeant Pharmaceuticals International
9.25%	04/01/26	[3]	7,000	7,017
WellCare Health Plans, Inc.
5.25%	04/01/25		77,000	74,401

				4,870,384

Industrials — 2.30%
Amcor Finance USA, Inc.
4.50%	05/15/28	[3]	145,000	144,381
BAE Systems Holdings, Inc.
2.85%	12/15/20	[3]	200,000	197,459
Ball Corp.
4.00%	11/15/23		30,000	29,175
Berry Global, Inc.
4.50%	02/15/26	[3]	13,000	11,927
5.13%	07/15/23		6,000	5,949
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		21,000	18,926

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report December 2018

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Industrials (continued)
General Electric Co. (GMTN)
4.63%	01/07/21		$100,000	$100,338
5.50%	01/08/20		160,000	161,920
General Electric Co. (MTN)
4.65%	10/17/21		50,000	50,205
5.55%	01/05/26		130,000	129,135
(LIBOR USD 3-Month plus 0.48%)
3.10%	08/15/36	[2]	600,000	414,020
Graphic Packaging International LLC
4.88%	11/15/22		55,000	54,313
Itron, Inc.
5.00%	01/15/26	[3]	30,000	27,525
L3 Technologies, Inc.
4.40%	06/15/28		145,000	145,557
Multi-Color Corp.
4.88%	11/01/25	[3]	50,000	43,125
Northrop Grumman Corp.
3.20%	02/01/27		150,000	140,901
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	15,000	14,063
Silgan Holdings, Inc.
4.75%	03/15/25		60,000	56,250
Westrock Co.
4.65%	03/15/26	[3]	175,000	177,939

				1,923,108

Information Technology — 0.57%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		200,000	197,545
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[3]	28,000	26,180
Dell International LLC/EMC Corp.
3.48%	06/01/19	[3]	250,000	249,286

				473,011

Insurance — 1.06%
Farmers Exchange Capital II
6.15%	11/01/53	[3,6]	450,000	487,711
Nationwide Mutual Insurance Co.
5.08%	12/15/24	[3,6]	400,000	398,000

				885,711

Materials — 0.30%
Indonesia Asahan Aluminum Persero PT (Indonesia)
6.53%	11/15/28	[1,3]	200,000	210,250

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Materials (continued)
Valvoline, Inc.
5.50%	07/15/24		$40,000	$39,220

				249,470

Real Estate Investment Trust (REIT) — 3.49%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25		200,000	192,529
American Campus Communities Operating Partnership LP
3.35%	10/01/20		125,000	124,545
American Tower Corp.
3.00%	06/15/23		150,000	144,467
Boston Properties LP
2.75%	10/01/26		200,000	180,952
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		200,000	198,144
Digital Realty Trust LP
5.88%	02/01/20		145,000	147,967
GLP Capital LP/GLP Financing II, Inc.
5.30%	01/15/29		65,000	63,925
5.38%	04/15/26		205,000	203,260
HCP, Inc.
3.88%	08/15/24		325,000	319,655
SL Green Realty Corp.
4.50%	12/01/22		200,000	202,573
Ventas Realty LP
4.40%	01/15/29		250,000	249,251
VEREIT Operating Partnership LP
3.00%	02/06/19		240,000	239,917
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	250,000	248,724
Welltower, Inc.
3.75%	03/15/23		400,000	399,660

				2,915,569

Retail — 0.97%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[1,3]	45,000	43,460
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	20,000	18,450
Dollar Tree, Inc. (LIBOR USD 3-Month plus 0.70%)
3.15%	04/17/20	[2]	250,000	248,452
Home Depot, Inc. (The)
3.90%	12/06/28		50,000	51,142
Rite Aid Corp.
6.13%	04/01/23	[3]	72,000	57,150

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 81

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Retail (continued)
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		$400,000	$394,267

				812,921

Services — 0.29%
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	7,000	6,527
4.75%	08/01/28	[1]	35,000	34,315
5.00%	11/01/22	[1,3]	170,000	172,550
Matthews International Corp.
5.25%	12/01/25	[3]	30,000	27,975

				241,367

Transportation — 1.31%
Avolon Holdings Funding Ltd. (Cayman Islands)
5.13%	10/01/23	[1,3]	56,000	53,620
Continental Airlines Pass-Through Trust, Series 2007-1, Class B
6.90%	04/19/22		573,137	589,815
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		331,527	352,442
Union Pacific Corp.
3.95%	09/10/28		100,000	100,262

				1,096,139

Total Corporates
(Cost $34,100,803)				33,394,838

FOREIGN GOVERNMENT OBLIGATIONS — 1.11%
Foreign Government Obligations — 1.11%
Argentine Republic Government International Bond (Argentina)
6.88%	04/22/21	[1]	150,000	135,975
Bahrain Government International Bond, Series REGS (Bahrain)
7.00%	10/12/28	[1]	200,000	200,500
Brazilian Government International Bond (Brazil)
4.63%	01/13/28	[1]	200,000	193,040
Qatar Government International Bond (Qatar)
4.50%	04/23/28	[1]	200,000	208,940
Republic of South Africa Government International Bond (Saudi Arabia))
4.88%	04/14/26	[1]	200,000	190,780

Total Foreign Government Obligations
(Cost $931,584)				929,235

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED — 43.04%**
Non-Agency Commercial
Mortgage-Backed — 5.05%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AJ
6.03%	02/10/51	[6]	$178,950	$180,171
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[3,6]	140,000	145,814
Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[3]	100,000	102,006
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[3]	80,000	80,189
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.80%	09/10/45	[3,6]	1,622,115	81,126
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class X (IO)
0.29%	04/15/47	[3,6]	10,097,038	19,163
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.67%	07/10/38	[6]	264,954	265,950
Commercial Mortgage Trust, Series 2013-CR12, Class XA (IO)
1.18%	10/10/46	[6]	1,987,151	87,212
Commercial Mortgage Trust, Series 2014-UBS5, Class XA (IO)
1.02%	09/10/47	[4,5,6]	2,766,070	92,125
Commercial Mortgage Trust, Series 2015-CR26, Class XA (IO)
0.96%	10/10/48	[4,5,6]	3,392,064	168,715
Commercial Mortgage Trust, Series 2018-HOME, Class A
3.82%	04/10/33	[3,6]	190,000	190,514
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ
5.72%	01/15/49	[6]	207,427	209,188
GS Mortgage Securities Trust, Series 2012-GC6, Class XB (IO)
0.20%	01/10/45	[3,6]	5,749,132	38,072
GS Mortgage Securities Trust, Series 2013-GC12, Class XA (IO)
1.44%	06/10/46	[6]	7,658,876	357,451
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)
1.09%	11/15/45	[6]	3,087,621	132,900
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA (IO)
0.97%	11/15/47	[6]	3,099,849	108,030
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)
0.20%	01/15/46	[6]	9,030,564	44,278

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report December 2018

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.27%	04/15/46	[6]	$1,555,691	$70,541
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A
3.73%	01/05/31	[3]	95,000	96,640
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		427,831	428,994
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A
3.66%	01/05/43	[3,6]	120,000	113,536
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA (IO)
2.07%	05/10/45	[3,6]	1,829,893	101,075
UBS Commercial Mortgage Trust, Series 2018-C12, Class A1
3.29%	08/15/51		466,644	468,229
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class XA (IO)
1.23%	02/15/48	[6]	6,179,972	354,170
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.74%	11/15/44	[3,6]	3,588,909	136,145
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)
1.88%	11/15/45	[3,6]	1,102,865	65,626
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA (IO)
0.74%	06/15/46	[6]	3,131,953	83,545

				4,221,405

Non-Agency Mortgage-Backed — 28.73%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.66%	06/25/36	[2]	1,482,136	1,189,241
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		62,037	59,460
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36		359,100	336,204
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.95%	11/27/37	[3,6]	351,741	351,399
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
(LIBOR USD 1-Month plus 0.56%)
3.07%	01/25/35	[2]	144,974	144,385

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust, Series 2007-A1, Class 8A1
4.68%	02/25/37	[6]	$119,188	$122,413
Conseco Finance Corp., Series 1996-7, Class M1
7.70%	09/15/26	[6]	277,944	296,294
Conseco Finance Corp., Series 1998-3, Class A6
6.76%	03/01/30	[6]	203,549	211,871
Conseco Finance Corp., Series 1998-4, Class A6
6.53%	04/01/30	[6]	273,374	286,532
Conseco Finance Corp., Series 1998-4, Class A7
6.87%	04/01/30	[6]	135,366	142,678
Conseco Finance Corp., Series 1999-5, Class A5
7.86%	03/01/30	[6]	81,181	58,527
Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF1
8.00%	06/15/32	[6]	343,661	348,762
Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF2
8.00%	06/15/32	[3,6]	476,720	493,172
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	83,747	85,377
Credit Suisse Mortgage Capital, Series 2014-4R, Class 16A1
(LIBOR USD 1-Month plus 0.20%)
2.52%	02/27/36	[2,3]	97,357	97,281
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2B (STEP-reset date 02/25/19)
4.10%	02/25/37		1,094,795	846,001
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2C (STEP-reset date 02/25/19)
4.10%	02/25/37		361,510	279,320
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB3, Class A3 (STEP-reset date 02/25/19)
3.82%	03/25/37		1,071,592	612,155
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
2.62%	12/25/37	[2]	676,695	583,467
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 83

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.73%	01/25/38	[2]	$2,283,689	$1,687,465
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
2.61%	03/25/37	[2]	751,493	509,837
GMACM Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.83%	04/19/36	[6]	382,623	340,849
GreenPoint Mortgage Funding Trust, Series 2006-AR8,Class 1A2A7
0.00%	4,8,†		2,140,000	—
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
4.31%	05/25/37	[6]	480,547	429,085
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		367,675	328,521
Impac CMB Trust, Series 2004-4, Class 1A2 (LIBOR USD 1-Month plus 0.62%)
3.13%	09/25/34	[2]	307,317	304,510
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
3.80%	12/25/35	[6]	425,805	405,156
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
(LIBOR USD 1-Month plus 0.19%)
2.70%	04/25/37	[2]	1,636,563	1,483,523
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A3
6.61%	02/25/28		183,368	184,970
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A4
6.75%	02/25/28		77,192	78,008
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		92,995	98,829
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A5
6.96%	09/25/28	[6]	224,149	235,688
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF6 (STEP-reset date 02/25/19)
4.26%	03/25/47		867,372	653,123
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		172,901	163,570

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		$81,033	$91,033
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[6]	28,590	28,796
Lehman XS Trust, Series 2006-13, Class 1A2
(LIBOR USD 1-Month plus 0.17%)
2.68%	09/25/36	[2]	176,179	171,927
Lehman XS Trust, Series 2006-9, Class A1B
(LIBOR USD 1-Month plus 0.16%)
2.67%	05/25/46	[2]	130,089	194,388
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4 (LIBOR USD 1-Month plus 0.28%)
2.79%	05/25/37	[2]	1,810,500	1,540,972
Merrill Lynch Alternative Note Asset Trust, Series 2007-A3, Class A2D (LIBOR USD 1-Month plus 0.33%)
2.84%	04/25/37	[2,4,5]	1,696,107	161,308
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A2C (LIBOR USD 1-Month plus 1.16%)
3.67%	08/25/35	[2]	709,726	665,464
Mid-State Capital Corp., Series 2004-1, Class B
8.90%	08/15/37		620,036	709,107
Mid-State Capital Corp., Series 2004-1, Class M1
6.50%	08/15/37		428,821	453,701
Mid-State Capital Corp., Series 2005-1, Class A
5.75%	01/15/40		178,954	192,739
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38		9,781	11,137
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.95%	09/25/34	[6]	295,837	290,523
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[6]	2,454,571	1,041,628
Oakwood Mortgage Investors, Inc., Series 1998-A,Class M
6.83%	05/15/28	[6]	207,734	215,345
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		338,797	352,668
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[6]	859,264	680,745

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report December 2018

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[6]	$338,366	$351,181
Residential Accredit Loans Trust, Series 2005-QA3,Class NB1
3.78%	03/25/35	[6]	367,167	240,398
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.75%	12/25/36	[2,3]	1,534,126	1,023,141
Specialty Underwriting & Residential Finance Trust, Series 2006-AB3, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.66%	09/25/37	[2]	585,163	346,805
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
4.24%	09/25/34	[6]	395,883	390,364
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
3.06%	07/25/34	[2,3]	98,925	96,527
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
3.09%	07/25/45	[2]	86,809	86,009
Wells Fargo Home Equity Asset-Backed Securities, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.83%	03/25/37	[2]	1,500,000	1,228,100

				24,011,679

U.S. Agency Commercial
Mortgage-Backed — 3.36%
Fannie Mae-Aces, Series 2011-M5, Class X (IO)
1.04%	07/25/21	[6]	4,088,465	94,138
Fannie Mae-Aces, Series 2012-M14, Class X2 (IO)
44.80%	09/25/22	[6]	5,383,521	70,659
Fannie Mae-Aces, Series 2016-M11, Class AL
2.94%	07/25/39		359,062	350,646
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)
2.71%	07/25/39	[6]	2,056,447	90,102
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X3 (IO)
1.97%	07/25/40	[6]	850,000	56,263

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3 (IO)
1.81%	08/25/40	[6]	$850,000	$51,268
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K157, Class A3
3.99%	08/25/33	[6]	250,000	259,717
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X1 (IO)
1.33%	11/25/19	[6]	5,562,644	41,247
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X1 (IO)
0.66%	10/25/20	[6]	10,749,362	107,547
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)
3.61%	06/25/41	[6]	1,220,000	97,472
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.87%	01/25/21	[6]	504,396	503,963
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT1
2.58%	07/25/26	[6]	470,258	476,527
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[6]	195,311	197,600
Ginnie Mae, Series 2009-114, Class IO (IO)
0.00%	10/16/49	[6]	7,586,848	8,573
Ginnie Mae, Series 2014-103, Class IO (IO)
0.61%	05/16/55	[6]	2,593,189	86,928
Ginnie Mae, Series 2014-125, Class IO (IO)
0.97%	11/16/54	[6]	2,448,023	154,396
Ginnie Mae, Series 2014-88, Class IE (IO)
0.33%	03/16/55	[6]	3,721,692	91,194
Ginnie Mae, Series 2015-47, Class IO (IO)
0.83%	10/16/56	[6]	1,417,543	72,732

				2,810,972

U.S. Agency Mortgage-Backed — 5.90%
Fannie Mae Pool 463408
5.25%	08/01/24		261,426	287,563
Fannie Mae Pool 874941
6.32%	11/01/37		499,955	549,240
Fannie Mae Pool AN6168
3.13%	07/01/32		200,000	188,837
Fannie Mae Pool AN7345
3.21%	11/01/37		461,232	435,835

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 85

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN9163
3.49%	05/01/30		$350,000	$348,418
Fannie Mae Pool AN9420
3.77%	07/01/43		247,721	250,635
Fannie Mae Pool AN9619
3.77%	06/01/33		285,000	288,708
Fannie Mae Pool BL0242
3.82%	11/01/30		250,000	256,118
Fannie Mae REMICS, Series 1993-80, Class S LIBOR USD 1-Month
7.81%	05/25/23	[2]	1,660	1,796
Fannie Mae REMICS, Series 2000-45, Class SA (IO) LIBOR USD 1-Month
5.50%	12/18/30	[2]	243,679	25,598
Fannie Mae REMICS, Series 2001-42, Class SB LIBOR USD 1-Month
8.50%	09/25/31	[2]	580	673
Fannie Mae REMICS, Series 2003-124, Class TS LIBOR USD 1-Month
9.80%	01/25/34	[2]	6,437	7,421
Fannie Mae REMICS, Series 2005-92, Class US (IO) (-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
3.59%	10/25/25	[2]	1,211,778	92,019
Fannie Mae REMICS, Series 2006-125, Class SM (IO) LIBOR USD 1-Month
4.69%	01/25/37	[2]	1,109,128	199,870
Fannie Mae REMICS, Series 2008-50, Class SA (IO) LIBOR USD 1-Month
3.54%	11/25/36	[2]	1,352,424	178,758
Fannie Mae REMICS, Series 2010-43, Class KS (IO) (-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
3.91%	05/25/40	[2]	1,156,125	178,029
Freddie Mac Gold Pool WA3303
3.83%	05/01/35		448,977	457,888
Freddie Mac REMICS, Series 1602, Class SN Prime Rate
10.09%	10/15/23	[2]	14,290	15,339
Freddie Mac REMICS, Series 1673, Class SD US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
13.34%	02/15/24	[2]	83,015	95,399

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23	$1,664	$30
Freddie Mac REMICS, Series 2990, Class ND LIBOR USD 1-Month
10.65%	12/15/34[2]	24,945	25,795
Freddie Mac REMICS, Series 3242, Class SA (IO) LIBOR USD 1-Month
3.89%	11/15/36[2]	3,783,722	532,971
Freddie Mac REMICS, Series 3247, Class SI (IO) LIBOR USD 1-Month
0.15%	08/15/36[2]	15,704,631	88,502
Freddie Mac REMICS, Series 3260, Class AS (IO) LIBOR USD 1-Month
3.92%	01/15/37[2]	2,416,270	311,546
Freddie Mac REMICS, Series 3289, Class SD (IO) LIBOR USD 1-Month
3.66%	03/15/37[2]	871,509	53,157
Ginnie Mae, Series 2004-8, Class SE LIBOR USD 1-Month
9.67%	11/26/23[2]	52,775	57,289

			4,927,434

Total Mortgage-Backed
(Cost $37,736,424)			35,971,490

MUNICIPAL BONDS — 1.06%*
California — 0.62%
San Jose Redevelopment Agency Successor Agency, Series A-T
3.23%	08/01/27	225,000	220,833
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47	300,000	297,921

			518,754

New York — 0.44%
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.81%	08/01/30	350,000	365,673

Total Municipal Bonds
(Cost $893,590)			884,427

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report December 2018

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES — 0.10%
U.S. Treasury Notes — 0.10%
U.S. Treasury Notes
2.75%	09/30/20	$85,000	$85,334
Total U.S. Treasury Securities
(Cost $85,114)

Total Bonds – 98.59%
(Cost $85,279,450)			82,401,712

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 1.64%
Money Market Funds — 0.31%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.30%[9]		262,000	262,000
U.S. Treasury Bills — 1.33%
U.S. Treasury Bills
2.38%[10]	02/19/19	$1,000,000	996,842
2.38%[10,11]	03/28/19	111,000	110,380

			1,107,222
Total Short-Term Investments
(Cost $1,369,214)			1,369,222

Total Investments – 100.23%
(Cost $86,648,664)			83,770,934

Liabilities in Excess of Other Assets – (0.23)%			(195,649)

Net Assets – 100.00%			$83,575,285

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2018.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $555,309, which is 0.66% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Non-income producing security.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents the current yield as of December 31, 2018.

[10]	Represents annualized yield at date of purchase.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $110,388.

†

Fair valued security. The aggregate value of fair valued securities is $482,074, which is 0.58% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CDO): Collateralized debt obligation

(CLO): Collateralized loan obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Ultra Bond	1	03/20/19	$160,656	$8,084	$8,084
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	104	03/29/19	(11,927,500)	(181,468)	(181,468)
U.S. Treasury Ten Year Ultra Bond	26	03/20/19	(3,382,031)	(80,007)	(80,007)

			(15,309,531)	(261,475)	(261,475)

TOTAL FUTURES CONTRACTS			$(15,148,875)	$(253,391)	$(253,391)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018  /  87

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate					3-month
Swap[1]	Call	11/21/21	3.07%	Semi-annually	USD LIBOR	Quarterly	$4,765	$ 49,440	$—	$ 49,440
Interest Rate			3 month
Swap[1]	Call	11/21/24	USD LIBOR	Quarterly	3.08%	Semi-annually	1,960	(46,347)	—	(46,347)

TOTAL SWAPS CONTRACTS							$6,725	$ 3,093	$—	$ 3,093

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 98.09%
ASSET-BACKED SECURITIES — 5.98%**
A Voce CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.60%	07/15/26[1,2,3]		$24,562,317	$24,503,470
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.61%	12/27/44[2,3]		29,611,555	29,791,029
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
3.57%	07/20/26[1,2,3]		16,516,235	16,458,089
AIMCO CLO, Series 2015-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.29%	01/15/28[1,2,3]		13,120,000	12,929,760
Atrium XII, Series 12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
3.30%	04/22/27[1,2,3]		22,000,000	21,743,016
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
(LIBOR USD 1-Month plus 0.30%)
2.73%	11/14/33[1,2,3]		139,663	132,331
Babson CLO Ltd., Series 2016-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.56%	07/20/281,2,3,†		50,005,000	50,006,035
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.27%	01/20/28[1,2,3]		54,735,000	53,946,433
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.42%	07/20/29[1,2,3]		35,930,000	35,386,810
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
3.06%	01/25/35[2,3]		1,784,856	1,765,686
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.81%	04/25/35[2,3]		3,882,689	3,783,982
BlueMountain CLO Ltd., Series 2015-2A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
3.37%	07/18/27[1,2,3]		8,330,000	8,267,097
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
3.21%	12/26/35	[2]	51,681	51,634

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
(LIBOR USD 3-Month plus 0.15%)
2.97%	03/26/29	[2]	$4,591,667	$4,568,988
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.88%	02/25/35	[2]	14,230,000	14,568,049
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
3.73%	11/25/33	[2]	16,050,000	16,341,028
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.49%	10/27/36	[2]	24,361,000	24,663,149
Cifc Funding Ltd., Series 2014-4RA, Class A1A (Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
3.59%	10/17/30	[1,2,3]	16,175,000	15,997,366
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.91%	03/25/42	[2,3]	21,741,874	20,998,434
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
3.12%	06/25/42	[2,3]	15,217,593	14,151,204
Clear Creek CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.67%	10/20/30	[1,2,3]	27,190,000	27,041,244
College Loan Corp. Trust I, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
2.93%	01/15/37	[2]	3,135,479	2,961,156
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
3.44%	11/15/28	[1,2,3]	19,066,000	18,816,775
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
3.87%	10/15/28	[1,2,3]	4,000,000	4,000,118
Dryden 71 CLO Ltd., Series 2018-71A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
0.00%	01/15/29	1,2,3,†	73,850,000	73,851,212

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 89

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.34%	10/15/27	[1,2,3]	$23,850,000	$23,678,683
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.34%	04/15/29	[1,2,3]	23,113,000	22,886,578
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1
(LIBOR USD 1-Month plus 0.80%)
3.31%	06/25/26	[2,3]	4,268,184	4,284,010
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
3.31%	04/26/32	[2,3]	12,740,000	12,807,103
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
3.14%	04/25/35	[2]	25,207	25,164
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.56%	03/25/36	[2]	15,033,694	15,161,583
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
3.86%	03/25/36	[2,3]	16,085,000	16,388,493
Flatiron CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.89%)
3.33%	04/15/27	[1,2,3]	7,145,000	7,101,931
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
2.92%	05/25/36	[2]	25,000,000	24,389,425
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	49,716,792	48,787,318
Goal Capital Funding Trust, Series 2005-2, Class A3
(LIBOR USD 3-Month plus 0.17%)
2.85%	05/28/30	[2]	3,140,512	3,136,314
Goal Capital Funding Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.53%)
3.21%	11/25/44	[2]	9,487,904	9,094,593
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
3.13%	08/25/42	[2]	2,697,792	2,525,154

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Goal Structured Solutions Trust, Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
3.16%	09/25/41	[2,3]	$82,123,571	$81,787,645
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
3.62%	10/29/29	[1,2,3]	5,345,000	5,320,974
J.G. Wentworth XXX LLC,Series 2013-3A, Class A
4.08%	01/17/73	[3]	815,600	835,644
J.G. Wentworth XXXII LLC,Series 2014-2A, Class A
3.61%	01/17/73	[3]	47,950,999	47,330,120
LCM XX LP, Series 20A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.38%	10/20/27	[1,2,3]	8,615,000	8,532,598
LCM XXI LP, Series 21A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
3.35%	04/20/28	[1,2,3]	32,465,000	31,994,939
Limerock CLO III LLC, Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.67%	10/20/26	[1,2,3]	77,695,000	77,546,816
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
3.19%	04/15/29	[1,2,3]	22,882,500	22,356,225
Magnetite IX Ltd., Series 2014-9A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
3.49%	07/25/26	[1,2,3]	2,922,813	2,925,761
Magnetite XI Ltd., Series 2014-11A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
3.56%	01/18/27	[1,2,3]	55,905,000	55,750,697
Magnetite XVIII Ltd., Series 2016-18A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.70%	11/15/28	[1,2,3]	21,100,000	20,871,508
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
3.02%	06/25/31	[2]	1,040,324	1,035,816
Navient Student Loan Trust, Series 2014-2,Class A
(LIBOR USD 1-Month plus 0.64%)
3.15%	03/25/83	[2]	73,915,493	73,580,153

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
3.13%	03/25/83	[2]	$77,755,561	$76,966,925
Navient Student Loan Trust, Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
3.13%	03/25/83	[2]	118,864,722	117,468,608
Navient Student Loan Trust, Series 2014-5, Class A
(LIBOR USD 1-Month plus 0.62%)
3.13%	03/25/83	[2]	95,639,777	94,656,103
Navient Student Loan Trust, Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
3.12%	03/25/83	[2]	97,465,375	97,173,281
Navient Student Loan Trust, Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
3.12%	03/25/83	[2]	98,365,508	97,975,103
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
3.11%	05/27/49	[2]	800,000	803,996
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
3.11%	04/25/40	[2]	185,712,100	184,808,017
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
3.08%	11/26/40	[2]	99,055,000	98,614,512
Navient Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 0.70%)
3.21%	02/25/70	[2,3]	35,266,920	35,408,109
Navient Student Loan Trust, Series 2018-3A, Class A3
(LIBOR USD 1-Month plus 0.80%)
3.31%	03/25/67	[2,3]	60,000,000	59,360,964
Nelnet Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
3.10%	08/23/36	[2,3]	12,500,000	12,209,333
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
(LIBOR USD 3-Month plus 0.35%)
3.17%	03/25/26	[2,3]	35,164,472	34,632,462
Nelnet Student Loan Trust, Series 2008-3, Class A4
(LIBOR USD 3-Month plus 1.65%)
4.33%	11/25/24	[2]	1,719,030	1,730,031

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
3.09%	06/25/41	[2,3]	$27,069,988	$27,160,835
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
3.46%	11/25/48	[2,3]	21,495,000	21,645,667
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
3.06%	07/25/46	[2,3]	82,814,839	82,938,391
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
3.10%	04/25/46	[2,3]	148,623,447	147,410,360
Nelnet Student Loan Trust, Series 2015-2A, Class A2
(LIBOR USD 1-Month plus 0.60%)
3.11%	09/25/47	[2,3]	176,650,702	175,366,734
Nelnet Student Loan Trust, Series 2015-3A, Class A2
(LIBOR USD 1-Month plus 0.60%)
3.11%	02/27/51	[2,3]	6,445,457	6,425,994
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
3.41%	06/25/54	[2,3]	13,095,000	13,103,764
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.29%	01/15/28	[1,2,3]	1,690,000	1,666,446
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
3.39%	10/25/41	[2]	22,180,848	22,388,649
North Carolina State Education Authority, Series 2011-2, Class A2
(LIBOR USD 3-Month plus 0.80%)
3.29%	07/25/25	[2]	3,431	3,449
Northstar Education Finance, Inc., Series 2007-1, Class A1
(1.00 X LIBOR USD 3-Month plus 0.10%)
2.61%	04/28/30	[2]	5,648	5,630
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
3.26%	01/29/46	[2]	42,780,000	42,221,986
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.27%	10/20/26	[1,2,3]	17,910,000	17,704,337

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 91

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.29%	07/15/27	[1,2,3]	$22,105,000	$21,831,639
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.95%)
3.75%	10/01/37	[2]	16,955,000	17,067,768
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	13,004,312	3,771,626
Panthera Aviation, Series 2013-26
10.00%	03/20/24	3,4,5,7,†	15,944,679	5,262,205
PHEAA Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
3.11%	10/25/41	[2,3]	164,659,791	163,095,605
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.61%	03/28/46	[2,3]	30,798,997	31,058,610
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.91%	08/15/31	[2]	306,990	290,748
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.95%	03/15/55	[2]	9,495,000	9,020,852
SLC Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.95%	09/15/39	[2]	16,000,000	15,600,885
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
4.39%	12/15/32	[2]	17,784,127	18,227,190
SLM Student Loan Trust, Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
3.54%	03/15/33	[2,3]	6,114,738	6,032,332
SLM Student Loan Trust, Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
2.75%	10/27/25	[2]	2,697,037	2,699,216
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
3.04%	10/25/64	[2,3]	82,990,000	83,397,249
SLM Student Loan Trust, Series 2005-4, Class A3
(LIBOR USD 3-Month plus 0.12%)
2.61%	01/25/27	[2]	173,005	172,223

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-5, Class A5
(LIBOR USD 3-Month plus 0.75%)
3.24%	10/25/40	[2]	$7,134,000	$7,067,472
SLM Student Loan Trust, Series 2005-8, Class A5
(LIBOR USD 3-Month plus 0.17%)
2.66%	01/25/40	[2]	430,000	411,437
SLM Student Loan Trust, Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
3.09%	01/25/41	[2]	72,550,000	72,145,846
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.66%	01/25/41	[2]	41,412,225	40,237,372
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.65%	01/25/41	[2]	33,055,000	32,198,985
SLM Student Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
2.71%	01/27/42	[2]	5,078,699	4,761,007
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
2.55%	01/25/22	[2]	3,110,000	3,042,912
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.87%	10/25/24	[2]	20,554,219	20,563,732
SLM Student Loan Trust, Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
3.34%	04/27/43	[2]	5,118,003	4,965,689
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
3.14%	01/25/22	[2]	48,182,168	47,904,103
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
3.24%	04/25/23	[2]	110,666,774	109,982,981
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.69%	01/25/83	[2]	38,874,000	37,190,344
SLM Student Loan Trust, Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.49%	10/25/21	[2]	22,961	23,011

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.69%	04/26/83	[2]	$2,170,000	$2,127,058
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
4.14%	07/25/22	[2]	2,787,556	2,824,438
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	04/25/73	[2]	8,759,000	9,011,042
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
4.19%	07/25/23	[2]	75,476,549	76,742,110
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/25/73	[2]	37,199,000	38,129,293
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.59%	07/25/23	[2]	16,586,397	16,722,638
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/26/83	[2]	31,644,000	32,375,266
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/26/83	[2]	17,346,000	17,698,075
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.99%	04/25/23	[2]	6,583,399	6,703,854
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/75	[2]	545,000	572,290
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.99%	04/25/23	[2]	150,855,276	151,761,101
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/83	[2]	45,100,000	47,005,231
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
3.26%	01/25/45	[2,3]	201,492,329	200,576,133

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.66%	10/25/34	[2]	$3,070,000	$3,127,942
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
3.46%	09/25/28	[2]	355,755	356,650
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
3.21%	01/25/29	[2]	16,096,950	16,008,108
SLM Student Loan Trust, Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
3.16%	12/27/38	[2]	32,572,279	32,558,580
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
3.16%	05/26/26	[2]	28,589,590	28,271,877
SLM Student Loan Trust, Series 2013-6, Class A3
(LIBOR USD 1-Month plus 0.65%)
3.16%	06/25/55	[2]	24,562,064	24,718,632
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)0
1.61%	07/01/42	[2,3]	23,450,000	18,751,183
Treman Park CLO Ltd., Series 2015-1A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
3.53%	10/20/28	[1,2,3]	21,540,000	21,553,154
Vermont Student Assistance Corp., Series 2012-1, Class A
(LIBOR USD 1-Month plus 0.70%)
3.21%	07/28/34	[2]	4,294,111	4,305,404
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.21%	07/25/26	[1,2,3]	31,841,435	31,802,400
Voya CLO Ltd., Series 2015-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.97%)
3.45%	07/23/27	[1,2,3]	22,585,000	22,302,507
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.66%	04/25/40	[2,3]	20,000	19,508

Total Asset-Backed Securities
(Cost $4,159,632,597)				4,150,756,539

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 93

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS – 0.97%*
Communications — 0.20%
CSC Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.75%	01/15/26	[2]	$25,310,391	$24,044,871
CSC Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.71%	07/17/25	[2]	3,924,609	3,736,228
Intelsat Jackson Holdings SA, Term Loan B4 (Luxembourg)
(LIBOR plus 4.50%)
7.01%	01/02/24	[1,2]	2,000,000	1,993,500
Intelsat Jackson Holdings SA, Term Loan B5 (Luxembourg)
6.63%	01/02/24	[1]	10,225,000	10,107,413
Lamar Media Corp., Term Loan B
(LIBOR plus 1.75%)
4.31%	03/14/25	[2]	2,481,250	2,421,278
Level 3 Financing, Inc., Term Loan B
(LIBOR plus 2.25%)
4.75%	02/22/24	[2]	6,750,000	6,432,176
SBA Senior Finance II LLC, Term Loan
(LIBOR plus 2.00%)
4.53%	04/11/25	[2]	44,854,600	43,130,613
Sprint Communications, Inc., Term Loan
(LIBOR plus 2.50%)
5.06%	02/02/24	[2]	17,565,909	16,760,863
(LIBOR plus 3.00%)
5.56%	02/02/24	[2]	2,400,000	2,328,000
Unitymedia Finance LLC, Term Loan E
(LIBOR plus 2.00%)
4.46%	06/01/23	[2]	25,920,000	25,233,768

				136,188,710

Consumer Discretionary — 0.04%
Reynolds Group Holdings, Inc., Term Loan
(LIBOR plus 2.75%)
5.27%	02/05/23	[2]	26,589,360	25,421,289

Electric — 0.03%
Dayton Power & Light Co. (The), Term Loan
(LIBOR plus 2.00%)
4.51%	08/24/22	[2]	15,831,132	15,653,032
Homer City Generation LP, Term Loan
(LIBOR plus 11.00%)
13.53%	04/05/23	[2,4,5]	8,062,663	7,753,581

				23,406,613

Energy — 0.06%
Energizer Holdings, Inc., Term Loan B

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Energy (continued)
(LIBOR plus 2.25%)
2.25%	12/17/25	[2]	$4,000,000	$3,875,000
Energy Transfer Equity LP, Term Loan
(LIBOR plus 2.00%)
4.52%	02/02/24	[2]	25,093,229	24,550,964
Vistra Operations Co., LLC, Term Loan
(LIBOR plus 2.00%)
4.46%	12/31/25	[2]	746,250	720,027
Vistra Operations Co., LLC, Term Loan B1
(LIBOR plus 2.00%)
4.52%	08/04/23	[2]	11,723,547	11,331,102

				40,477,093

Finance — 0.12%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3
(LIBOR plus 2.00%)
4.47%	01/15/25	[2]	17,114,890	16,492,763
Delos Finance SARL, Term Loan
(LIBOR plus 1.75%)
4.55%	10/06/23	[2]	43,856,910	42,782,416
Telenet Financing USD LLC, Term Loan
(LIBOR plus 2.25%)
4.71%	08/15/26	[2]	24,510,000	23,395,898

				82,671,077

Food — 0.00%
Northeast Foods LLC, Term Loan
(LIBOR plus 3.75%)
6.27%	07/20/25	[2]	2,327,028	2,303,758

Gaming — 0.08%
CEOC LLC, Term Loan B
(LIBOR plus 2.00%)
4.52%	10/06/24	[2]	11,386,241	10,883,367
Churchill Downs, Inc., Term Loan B
(LIBOR plus 2.00%)
4.53%	12/27/24	[2]	11,872,519	11,471,821
Las Vegas Sands LLC, Term Loan B
(LIBOR plus 1.75%)
4.27%	03/27/25	[2]	38,161,625	36,571,621

				58,926,809

Health Care — 0.06%
Bausch Health Co., Inc., Term Loan
(LIBOR plus 2.75%)
5.13%	11/27/25	[2]	1,234,375	1,174,779
Bausch Health Companies, Inc., Term Loan

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 3.00%)
5.38%	06/02/25	[2]	$17,517,500	$16,780,364
Catalent Pharma Solutions, Inc., Term Loan
(LIBOR plus 2.25%)
4.77%	05/20/24	[2]	2,264,658	2,206,910
Change Healthcare Holdings LLC, Term Loan
(LIBOR plus 2.75%)
5.27%	03/01/24	[2]	5,834,845	5,552,817
Gentiva Health Services, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.31%	07/02/25	[2]	2,144,851	2,085,867
IQVIA, Inc., Term Loan B3
(LIBOR plus 1.75%)
4.27%	06/11/25	[2]	3,233,750	3,134,733
MPH Acquisition Holdings LLC, Term Loan
(LIBOR plus 2.75%)
5.55%	06/07/23	[2]	10,600,000	10,077,367

				41,012,837

Industrials — 0.01%
Clean Harbors, Inc., Term Loan
(LIBOR plus 1.75%)
4.27%	06/30/24	[2]	2,984,848	2,900,900
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.25%)
4.16%	03/02/20	[2,4,5]	3,672,358	3,658,587

				6,559,487

Information Technology — 0.25%
Dell International LLC, Term Loan A2
(LIBOR plus 1.75%)
4.28%	09/07/21	[2]	62,067,848	60,451,601
First Data Corp., Term Loan
(LIBOR plus 2.00%)
4.50%	07/08/22	[2]	6,599,867	6,357,520
4.50%	04/26/24	[2]	72,048,232	69,004,194
IQVIA, Inc., Term Loan B1
(LIBOR plus 2.00%)
4.80%	03/07/24	[2]	2,476,852	2,413,073
IQVIA, Inc., Term Loan B2
(LIBOR plus 2.00%)
4.52%	01/17/25	[2]	9,091,071	8,852,430
SS&C Technologies, Inc., Term Loan B5
(LIBOR plus 2.25%)
4.77%	04/16/25	[2]	4,987,426	4,722,494

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
SS&C Technologies, Inc., Term Loan B3
(LIBOR plus 2.25%)
4.77%	04/16/25	[2]	$17,586,541	$16,644,430
SS&C Technologies, Inc., Term Loan B4
(LIBOR plus 2.25%)
4.77%	04/16/25	[2]	6,670,814	6,313,459

				174,759,201

Real Estate Investment Trust (REIT) — 0.05%
MGM Growth Properties Operating Partnership LP, Term Loan B
(LIBOR plus 2.00%)
4.52%	03/21/25	[2]	25,043,976	24,069,140
VICI Properties 1 LLC, Term Loan B
(LIBOR plus 2.00%)
4.50%	12/20/24	[2]	9,218,636	8,834,081

				32,903,221

Retail — 0.05%
BC ULC/New Red Finance, Inc., Term Loan B-3 (Canada)
(LIBOR plus 2.25%)
4.77%	02/16/24	[1,2]	36,772,886	35,102,662

Transportation — 0.02%
United Airlines, Inc., Term Loan
(LIBOR plus 1.75%)
4.27%	04/01/24	[2]	18,691,912	17,990,966

Total Bank Loans
(Cost $699,994,824)				677,723,723

CORPORATES — 35.14%*
Automotive — 0.02%
General Motors Co.
6.60%	04/01/36		12,495,000	12,243,451
(LIBOR USD 3-Month plus 0.80%)
3.39%	08/07/20	[2]	5,000,000	4,950,720

				17,194,171

Banking — 6.33%
Bank of America Corp.
2.74%	01/23/22	[8]	157,539,000	155,194,355
3.00%	12/20/23	[8]	106,237,000	103,320,490
3.37%	01/23/26	[8]	20,790,000	19,893,253
3.42%	12/20/28	[8]	82,391,000	77,053,111
3.71%	04/24/28	[8]	175,670,000	168,588,303
7.63%	06/01/19		16,755,000	17,056,722
Bank of America Corp. (GMTN)
2.37%	07/21/21	[8]	67,101,000	65,957,263

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 95

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
3.59%	07/21/28	[8]	$28,845,000	$27,346,387
Bank of America Corp. (MTN)
3.09%	10/01/25	[8]	109,675,000	104,073,803
3.82%	01/20/28	[8]	16,592,000	16,112,432
3.97%	03/05/29	[8]	8,665,000	8,455,305
4.00%	04/01/24		12,327,000	12,404,057
4.13%	01/22/24		72,072,000	73,103,807
4.27%	07/23/29	[8]	8,910,000	8,906,142
Bank of America Corp., Series L
2.60%	01/15/19		5,239,000	5,238,006
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[8]	13,650,000	13,376,888
3.25%	09/11/24		8,997,000	8,844,976
Bank One Corp. (STEP-reset date 03/01/19)
8.53%	03/01/19		1,810,000	1,824,870
Cooperatieve Rabobank UA (Netherlands)
3.13%	04/26/21	[1]	46,385,000	46,230,616
Discover Bank
4.20%	08/08/23		9,065,000	9,076,481
7.00%	04/15/20		9,000,000	9,374,395
Discover Bank (BKNT)
3.10%	06/04/20		6,023,000	5,970,371
3.20%	08/09/21		6,040,000	5,981,463
8.70%	11/18/19		3,676,000	3,844,765
Goldman Sachs Bank USA (BKNT)
3.20%	06/05/20		650,000	648,958
JPMorgan Chase & Co.
2.55%	10/29/20		47,905,000	47,372,512
2.70%	05/18/23		21,870,000	21,029,798
2.75%	06/23/20		114,472,000	113,840,315
3.20%	01/25/23		2,435,000	2,405,019
3.20%	06/15/26		63,486,000	59,875,869
3.22%	03/01/25	[8]	139,321,000	134,743,469
3.51%	01/23/29	[8]	16,630,000	15,765,058
3.54%	05/01/28	[8]	51,540,000	49,216,474
3.78%	02/01/28	[8]	23,730,000	23,014,398
3.90%	07/15/25		55,319,000	54,889,448
4.02%	12/05/24	[8]	276,250,000	278,633,220
4.25%	10/15/20		9,620,000	9,789,764
4.45%	12/05/29	[8]	10,390,000	10,580,789
4.95%	03/25/20		20,000,000	20,426,889
(LIBOR USD 3-Month plus 0.68%)
3.42%	06/01/21	[2]	23,030,000	22,897,911
(LIBOR USD 3-Month plus 0.96%)
3.43%	01/23/20	[2]	15,000,000	15,058,998
JPMorgan Chase Bank N.A. (BKNT)
3.09%	04/26/21	[8]	166,725,000	166,336,114
(LIBOR USD 3-Month plus 0.25%)
2.87%	02/13/20	[2]	317,960,000	317,590,848

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
(LIBOR USD 3-Month plus 0.29%)
2.83%	02/01/21	[2]	$206,660,000	$205,260,498
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[1]	2,450,000	2,416,861
3.30%	05/07/21	[1]	31,065,000	30,831,282
6.38%	01/21/21	[1]	5,070,000	5,351,167
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[1,3]	9,850,000	10,084,181
Lloyds Banking Group PLC (United Kingdom)
4.05%	08/16/23	[1]	5,000,000	4,944,771
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,8]	63,145,000	59,764,280
3.57%	11/07/28	[1,8]	14,420,000	12,862,474
Macquarie Bank Ltd. (Australia)
2.35%	01/15/19	[1,3]	12,785,000	12,782,376
2.60%	06/24/19	[1,3]	10,870,000	10,838,243
PNC Bank N.A. (BKNT)
2.00%	05/19/20		27,000,000	26,585,236
2.45%	11/05/20		52,730,000	52,097,586
2.50%	01/22/21		95,195,000	93,960,814
PNC Financial Services Group, Inc. (The)
5.13%	02/08/20		5,593,000	5,713,700
Santander UK Group Holdings PLC (United Kingdom)
4.80%	11/15/24	[1,8]	11,650,000	11,580,186
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[1]	48,375,000	47,702,128
2.88%	08/05/21	[1]	60,921,000	58,974,056
3.13%	01/08/21	[1]	26,863,000	26,376,995
3.37%	01/05/24	[1,8]	70,050,000	66,500,041
Santander UK PLC (United Kingdom)
2.35%	09/10/19	[1]	38,080,000	37,873,987
2.50%	03/14/19	[1]	62,359,000	62,349,303
3.40%	06/01/21	[1]	45,470,000	45,263,723
State Street Corp.
3.78%	12/03/24	[8]	28,780,000	28,893,393
US Bank N.A. (BKNT)
3.05%	07/24/20		5,830,000	5,824,416
3.40%	07/24/23		9,980,000	9,976,642
Wells Fargo & Co.
2.15%	01/15/19		15,135,000	15,129,451
3.00%	04/22/26		81,495,000	75,902,487
3.00%	10/23/26		87,487,000	81,071,978
(LIBOR USD 3-Month plus 1.23%)
3.76%	10/31/23	[2]	23,917,000	23,847,582
Wells Fargo & Co. (GMTN)
2.60%	07/22/20		20,646,000	20,448,198

See accompanying notes to Schedule of Portfolio Investments.

96 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
Wells Fargo & Co. (MTN)
2.63%	07/22/22		$313,933,000	$302,509,606
3.55%	09/29/25		41,628,000	40,477,860
3.58%	05/22/28	[8]	113,004,000	108,538,986
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		6,040,000	5,975,261
Wells Fargo Bank N.A. (BKNT)
1.75%	05/24/19		60,000,000	59,714,910
2.40%	01/15/20		84,095,000	83,368,461
2.60%	01/15/21		287,880,000	284,431,917
3.63%	10/22/21		6,850,000	6,893,272
(SOFR Rate plus 0.48%)
2.93%	03/25/20	[2]	16,800,000	16,753,262

				4,391,215,682

Communications — 3.62%
21st Century Fox America, Inc.
4.95%	10/15/45		1,050,000	1,166,416
5.40%	10/01/43		5,335,000	6,179,120
6.15%	03/01/37		3,576,000	4,422,121
6.90%	03/01/19		42,049,000	42,291,988
7.75%	01/20/24		4,872,000	5,734,622
AT&T, Inc.
3.40%	05/15/25		105,081,000	98,927,194
3.95%	01/15/25		12,955,000	12,684,926
4.30%	02/15/30		30,575,000	29,117,299
4.35%	06/15/45		39,928,000	33,954,985
4.50%	05/15/35		28,455,000	25,908,391
4.75%	05/15/46		30,227,000	26,935,583
4.80%	06/15/44		99,213,000	88,708,893
5.15%	11/15/46		16,505,000	15,392,564
5.25%	03/01/37		146,950,000	144,703,318
CBS Corp.
3.70%	06/01/28		46,870,000	43,586,194
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[3]	1,023,000	946,275
5.13%	05/01/27	[3]	13,599,000	12,683,005
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%	02/15/28		13,245,000	12,004,233
4.50%	02/01/24		69,202,000	69,148,784
4.91%	07/23/25		2,080,000	2,072,635
5.75%	04/01/48		8,735,000	8,226,012
6.48%	10/23/45		47,413,000	48,840,131
Clear Channel International BV (Netherlands)
8.75%	12/15/20	[1,3]	15,286,000	15,457,967
Comcast Corp.
2.35%	01/15/27		13,285,000	11,854,033

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Communications (continued)
3.38%	02/15/25		$2,000,000	$1,960,465
3.60%	03/01/24		600,000	601,211
3.90%	03/01/38		5,165,000	4,792,164
3.95%	10/15/25		33,605,000	34,032,315
4.05%	11/01/52		1,975,000	1,774,592
4.15%	10/15/28		119,128,000	121,171,343
4.25%	10/15/30		100,000,000	101,418,850
4.40%	08/15/35		14,265,000	13,839,984
4.60%	10/15/38		224,545,000	227,174,388
4.65%	07/15/42		4,905,000	4,888,401
Cox Communications, Inc.
3.15%	08/15/24	[3]	15,445,000	14,838,050
CSC Holdings LLC
5.38%	07/15/23	[3]	11,509,000	11,252,349
5.38%	02/01/28	[3]	19,487,000	17,970,522
5.50%	05/15/26	[3]	17,188,000	16,242,660
6.75%	11/15/21		4,216,000	4,331,940
8.63%	02/15/19		8,975,000	9,019,875
Deutsche Telekom International Finance BV (Netherlands)
4.38%	06/21/28	[1,3]	4,425,000	4,365,276
Discovery Communications LLC
2.75%	11/15/19	[3]	8,235,000	8,183,796
DISH DBS Corp.
5.88%	07/15/22		1,846,000	1,689,090
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	41,757,000	36,537,375
8.50%	10/15/24	[1,3]	20,544,000	19,889,160
9.75%	07/15/25	[1,3]	14,027,000	14,136,411
Level 3 Financing, Inc.
5.13%	05/01/23		494,000	478,563
5.25%	03/15/26		20,937,000	19,209,698
5.38%	01/15/24		12,635,000	12,025,961
5.38%	05/01/25		16,208,000	15,184,870
5.63%	02/01/23		2,936,000	2,891,960
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	11,130,000	9,623,977
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	1,525,000	1,462,094
Sprint Capital Corp.
6.88%	11/15/28		5,930,000	5,618,675
8.75%	03/15/32		217,000	229,478
Sprint Communications, Inc.
7.00%	03/01/20	[3]	8,385,000	8,615,588
Sprint Corp.
7.13%	06/15/24		15,079,000	14,971,034
7.63%	02/15/25		2,000,000	2,005,000
7.63%	03/01/26		19,446,000	19,251,540

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 97

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36%	09/20/21	[3]	$92,844,125	$91,567,518
4.74%	03/20/25	[3]	42,375,000	41,686,406
5.15%	03/20/28	[3]	218,278,000	215,003,830
Time Warner Cable LLC
4.50%	09/15/42		23,307,000	18,547,408
5.50%	09/01/41		20,046,000	18,324,204
5.88%	11/15/40		36,463,000	33,944,373
8.25%	04/01/19		8,442,000	8,537,576
8.75%	02/14/19		23,735,000	23,884,519
T-Mobile USA, Inc.
4.50%	02/01/26		3,629,000	3,374,970
4.75%	02/01/28		39,770,000	36,041,563
6.50%	01/15/24		18,635,000	19,100,875
Verizon Communications, Inc.
3.85%	11/01/42		32,548,000	28,161,766
4.27%	01/15/36		10,205,000	9,623,473
4.40%	11/01/34		26,685,000	25,790,977
4.81%	03/15/39		16,983,000	16,684,334
4.86%	08/21/46		26,175,000	25,807,032
5.01%	04/15/49		23,990,000	23,996,411
5.25%	03/16/37		102,164,000	106,737,218
Viacom, Inc.
3.88%	04/01/24		40,342,000	39,602,612
4.25%	09/01/23		48,827,000	48,999,093
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[1,3]	5,575,000	5,129,000
5.50%	08/15/26	[1,3]	16,302,000	15,120,105
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24	[1]	20,950,000	20,669,480
4.38%	05/30/28	[1]	65,530,000	63,689,554
5.25%	05/30/48	[1]	5,045,000	4,753,574
Warner Media LLC
3.80%	02/15/27		24,315,000	22,841,572

				2,510,244,787

Consumer Discretionary — 1.12%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%	02/01/36	[3]	49,675,000	46,215,857
4.90%	02/01/46	[3]	69,582,000	64,699,779
Anheuser-Busch InBev Worldwide, Inc.
3.50%	01/12/24		38,805,000	38,000,194
4.00%	04/13/28		21,780,000	20,873,080
4.60%	04/15/48		35,640,000	31,983,552
6.88%	11/15/19		31,350,000	32,317,320
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,3]	15,236,000	14,668,865

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Consumer Discretionary (continued)
5.15%	05/15/38	[1,3]	$12,881,000	$11,867,339
5.30%	05/15/48	[1,3]	25,923,000	23,484,888
BAT Capital Corp.
2.30%	08/14/20		68,745,000	67,165,268
2.76%	08/15/22		35,915,000	33,951,161
3.56%	08/15/27		7,000,000	6,200,004
4.39%	08/15/37		7,800,000	6,403,032
4.54%	08/15/47		2,660,000	2,133,159
BAT International Finance PLC (EMTN) (United Kingdom)
1.63%	09/09/19	[1]	22,385,000	22,053,332
Central Garden & Pet Co.
5.13%	02/01/28		10,866,000	9,779,400
6.13%	11/15/23		14,925,000	14,999,625
Constellation Brands, Inc.
2.00%	11/07/19		69,620,000	68,776,825
3.88%	11/15/19		22,650,000	22,739,012
(LIBOR USD 3-Month plus 0.70%)
3.21%	11/15/21	[2]	74,320,000	73,459,691
First Quality Finance Co., Inc.
4.63%	05/15/21	[3]	3,938,000	3,814,938
5.00%	07/01/25	[3]	15,921,000	14,289,098
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%	06/01/27	[3]	9,999,000	9,324,068
5.00%	06/01/24	[3]	6,800,000	6,579,000
5.25%	06/01/26	[3]	10,271,000	9,911,515
Molson Coors Brewing Co.
1.45%	07/15/19		21,664,000	21,453,188
2.25%	03/15/20		13,040,000	12,866,079
Reynolds American, Inc.
4.00%	06/12/22		6,127,000	6,131,839
4.45%	06/12/25		16,268,000	15,707,809
5.85%	08/15/45		3,795,000	3,537,088
6.88%	05/01/20		5,845,000	6,084,078
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg S.A.
5.75%	10/15/20		35,676,731	35,676,731
(LIBOR USD 3-Month plus 3.50%)
5.94%	07/15/21	[2,3]	8,770,000	8,759,038
Spectrum Brands, Inc.
5.75%	07/15/25		5,556,000	5,290,423
6.13%	12/15/24		4,310,000	4,164,538

				775,360,813

Consumer Products — 0.11%
Newell Brands, Inc.
2.60%	03/29/19		10,962,000	10,948,029
3.85%	04/01/23		63,662,000	62,037,218

				72,985,247

See accompanying notes to Schedule of Portfolio Investments.

98 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric — 2.61%
Alliant Energy Finance LLC
3.75%	06/15/23	[3]	$34,081,000	$34,325,524
American Electric Power Co., Inc., Series I
3.65%	12/01/21		14,300,000	14,390,233
American Electric Power Co., Inc., Series J
4.30%	12/01/28		68,405,000	69,644,412
Appalachian Power Co.
4.45%	06/01/45		23,066,000	22,798,123
Appalachian Power Co., Series X
3.30%	06/01/27		13,250,000	12,681,416
Consolidated Edison Co. of New York, Inc.
4.45%	03/15/44		8,300,000	8,329,785
Consolidated Edison Co. of New York, Inc., Series D
4.00%	12/01/28		52,700,000	54,104,877
Consolidated Edison Co. of New York, Inc., Series E
4.65%	12/01/48		66,236,000	68,945,838
Consolidated Edison, Inc., Series A
2.00%	03/15/20		400,000	393,900
Dominion Energy, Inc.
(LIBOR USD 3-Month plus 0.40%)
3.14%	12/01/20	[2,3]	45,075,000	44,847,597
(LIBOR USD 3-Month plus 0.55%)
3.29%	06/01/19	[2,3]	70,520,000	70,480,035
DTE Energy Co.
2.40%	12/01/19		350,000	346,486
Duke Energy Carolinas LLC
3.75%	06/01/45		32,875,000	30,081,661
4.00%	09/30/42		16,040,000	15,441,820
4.25%	12/15/41		26,358,000	26,482,846
Duke Energy Indiana LLC, Series WWW
4.90%	07/15/43		6,395,000	6,936,889
Duke Energy Progress LLC
3.70%	10/15/46		12,165,000	11,171,393
4.10%	05/15/42		8,150,000	7,923,555
4.15%	12/01/44		9,960,000	9,696,279
4.20%	08/15/45		22,820,000	22,668,901
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[3]	19,829,000	20,666,638
Entergy Corp.
4.00%	07/15/22		12,632,000	12,683,059
5.13%	09/15/20		9,800,000	10,005,482
Entergy Texas, Inc.
7.13%	02/01/19		20,982,000	21,047,254
Eversource Energy, Series H
3.15%	01/15/25		6,120,000	5,921,001
Eversource Energy, Series N
3.80%	12/01/23		22,025,000	22,284,774
Eversource Energy, Series O
4.25%	04/01/29		23,802,000	24,026,905

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
FirstEnergy Transmission LLC
4.35%	01/15/25	[3]	$23,330,000	$23,652,906
5.45%	07/15/44	[3]	24,625,000	26,517,798
Florida Power & Light Co.
3.95%	03/01/48		3,710,000	3,632,639
Indiana Michigan Power Co., Series J
3.20%	03/15/23		30,672,000	30,354,483
Indiana Michigan Power Co., Series K
4.55%	03/15/46		11,515,000	11,776,437
ITC Holdings Corp.
3.35%	11/15/27		6,225,000	5,908,060
3.65%	06/15/24		5,165,000	5,134,369
Jersey Central Power & Light Co.
4.30%	01/15/26	[3]	4,980,000	5,023,097
4.70%	04/01/24	[3]	37,747,000	39,345,124
6.40%	05/15/36		12,630,000	14,386,652
Kansas City Power & Light Co.
3.15%	03/15/23		23,665,000	23,432,839
3.65%	08/15/25		13,885,000	13,895,698
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		75,000	82,350
LG&E & KU Energy LLC
4.38%	10/01/21		14,595,000	14,933,582
Metropolitan Edison Co.
3.50%	03/15/23	[3]	10,715,000	10,671,702
4.00%	04/15/25	[3]	35,719,000	36,513,873
7.70%	01/15/19		8,451,000	8,463,546
MidAmerican Energy Co.
4.25%	05/01/46		30,700,000	31,253,343
4.40%	10/15/44		8,110,000	8,414,770
4.80%	09/15/43		13,715,000	15,014,839
Minejesa Capital BV (Netherlands)
5.63%	08/10/37	[1,3]	4,400,000	3,883,000
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
3.47%	03/27/20	[2]	6,300,000	6,290,475
NextEra Energy Capital Holdings, Inc.
2.30%	04/01/19		7,190,000	7,176,339
(LIBOR USD 3-Month plus 0.48%)
3.06%	05/04/21	[2]	268,945,000	266,417,761
(LIBOR USD 3-Month plus 0.55%)
3.26%	08/28/21	[2]	158,500,000	156,550,962
NextEra Energy Operating Partners LP
4.50%	09/15/27	[3]	9,852,000	8,817,540
Niagara Mohawk Power Corp.
4.28%	12/15/28	[3]	46,775,000	48,273,180
Oncor Electric Delivery Co. LLC
5.75%	03/15/29	[3]	23,645,000	27,631,429

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 99

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
PacifiCorp
3.35%	07/01/25		$6,580,000	$6,451,495
Pennsylvania Electric Co.
4.15%	04/15/25	[3]	23,140,000	23,608,724
5.20%	04/01/20		25,200,000	25,801,045
Perusahaan Listrik Negara PT, Series REGS (EMTN) (Indonesia)
6.15%	05/21/48	[1]	4,200,000	4,231,500
PNM Resources, Inc.
3.25%	03/09/21		34,295,000	33,987,442
Potomac Electric Power Co.
3.60%	03/15/24		6,783,000	6,848,168
Progress Energy, Inc.
4.88%	12/01/19		4,761,000	4,822,280
7.05%	03/15/19		7,050,000	7,103,914
Public Service Co. of New Mexico
3.85%	08/01/25		14,390,000	14,219,752
5.35%	10/01/21		5,065,000	5,250,302
Rochester Gas & Electric Corp.
3.10%	06/01/27	[3]	5,605,000	5,404,529
South Carolina Electric & Gas Co.
3.50%	08/15/21		23,230,000	23,293,116
4.25%	08/15/28		8,930,000	9,275,790
Southern Co. Gas Capital Corp.
2.45%	10/01/23		10,065,000	9,435,570
5.88%	03/15/41		790,000	898,619
Southwestern Electric Power Co.
3.55%	02/15/22		15,882,000	15,923,375
Southwestern Electric Power Co., Series K
2.75%	10/01/26		36,488,000	33,483,359
Tucson Electric Power Co.
4.85%	12/01/48		26,195,000	27,311,299
Union Electric Co.
6.70%	02/01/19		12,983,000	13,016,146
Virginia Electric & Power Co.
4.60%	12/01/48		27,495,000	28,794,789
WEC Energy Group, Inc.
3.38%	06/15/21		11,130,000	11,129,503

				1,812,066,193

Energy — 2.47%
Anadarko Petroleum Corp.
4.50%	07/15/44		18,331,000	15,588,613
Antero Resources Corp.
5.00%	03/01/25		12,776,000	11,626,160
5.13%	12/01/22		13,568,000	12,889,600
BP Capital Markets PLC (United Kingdom)
3.51%	03/17/25	[1]	7,712,000	7,563,852
3.54%	11/04/24	[1]	17,368,000	17,248,560

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[3]	$12,245,000	$11,902,091
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[1]	5,617,000	5,307,991
Centennial Resource Production LLC
5.38%	01/15/26	[3]	5,352,000	5,004,120
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	3,017,000	2,749,241
Devon Energy Corp.
5.00%	06/15/45		6,480,000	5,741,025
Diamondback Energy, Inc.
4.75%	11/01/24	[3]	10,484,000	10,143,270
4.75%	11/01/24		5,869,000	5,678,257
5.38%	05/31/25		4,688,000	4,641,120
Ecopetrol SA (Colombia)
5.88%	05/28/45	[1]	3,600,000	3,412,692
Enbridge Energy Partners LP
7.38%	10/15/45		11,790,000	14,543,354
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%	01/30/26	[3]	2,377,000	2,445,339
5.75%	01/30/28	[3]	2,109,000	2,162,147
Energy Transfer LP
4.25%	03/15/23		1,750,000	1,680,000
5.50%	06/01/27		16,612,000	16,238,230
5.88%	01/15/24		25,073,000	25,592,262
Energy Transfer Operating LP
3.60%	02/01/23		5,872,000	5,662,529
4.05%	03/15/25		7,094,000	6,663,007
4.75%	01/15/26		3,229,000	3,100,715
4.90%	02/01/24		3,835,000	3,865,500
4.90%	03/15/35		5,320,000	4,729,666
4.95%	06/15/28		3,069,000	3,008,344
5.15%	03/15/45		68,717,000	60,080,716
6.00%	06/15/48		7,640,000	7,465,191
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23		8,900,000	8,883,313
EQM Midstream Partners LP
5.50%	07/15/28		59,085,000	57,814,702
6.50%	07/15/48		4,680,000	4,633,979
EQT Corp.
3.90%	10/01/27		97,704,000	84,379,817
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	21,200,000	21,537,472
Gulfport Energy Corp.
6.38%	05/15/25		5,618,000	4,992,998
Halliburton Co.
5.00%	11/15/45		2,854,000	2,820,505
Hess Corp.
5.60%	02/15/41		27,446,000	24,222,752

See accompanying notes to Schedule of Portfolio Investments.

100 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
HollyFrontier Corp.
5.88%	04/01/26		$16,630,000	$17,050,473
KazMunayGas National Co. JSC, Series REGS (Kazakhstan)
5.38%	04/24/30	[1]	12,220,000	12,051,975
Kinder Morgan Energy Partners LP
5.00%	08/15/42		5,955,000	5,467,630
5.80%	03/15/35		6,940,000	7,113,558
Kinder Morgan, Inc.
5.30%	12/01/34		7,870,000	7,734,340
5.63%	11/15/233		2,485,000	2,629,666
6.95%	06/01/28		5,465,000	6,013,582
Matador Resources Co.
5.88%	09/15/26		13,471,000	12,460,675
Newfield Exploration Co.
5.63%	07/01/24		747,000	760,073
5.75%	01/30/22		3,071,000	3,109,388
NGPL Pipe Co. LLC
4.38%	08/15/22	[3]	2,154,000	2,105,535
Noble Energy, Inc.
5.05%	11/15/44		8,268,000	7,282,711
Panhandle Eastern Pipe Line Co. LP
8.13%	06/01/19		2,407,000	2,452,798
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	2,898,000	2,637,180
5.38%	01/15/25	[3]	11,792,000	10,907,600
5.63%	10/15/27	[3]	7,205,000	6,565,556
Peru LNG Srl, Series REGS (Peru)
5.38%	03/22/30	[1]	9,000,000	8,752,950
Petrobras Global Finance BV (Netherlands)
5.75%	02/01/29	[1]	5,650,000	5,240,375
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[1]	6,600,000	6,352,500
Petroleos Mexicanos (Mexico)
5.35%	02/12/28	[1]	40,396,000	35,346,500
6.50%	03/13/27	[1]	41,545,000	39,156,163
6.50%	01/23/29	[1]	147,555,000	137,654,060
6.75%	09/21/47	[1]	4,200,000	3,483,438
Plains All American Pipeline LP/PAA Finance Corp.
3.60%	11/01/24		22,760,000	21,622,000
3.85%	10/15/23		20,264,000	19,523,553
4.65%	10/15/25		114,221,000	112,272,338
Range Resources Corp.
4.88%	05/15/25		15,738,000	12,983,850
5.00%	03/15/23		10,694,000	9,450,823
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	36,054,000	36,234,270
6.00%	01/15/19	[3]	66,107,000	66,121,874
6.88%	04/15/40	[3]	8,066,000	8,469,300

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
6.00%	04/01/22	[3]	$79,698,000	$81,948,026
Sabine Pass Liquefaction LLC
4.20%	03/15/28		18,055,000	17,197,388
5.63%	03/01/25		7,337,000	7,637,725
5.75%	05/15/24		40,280,000	41,938,034
Shell International Finance BV (Netherlands)
4.38%	05/11/45	[1]	8,169,000	8,406,238
Spectra Energy Partners LP
4.60%	06/15/21		6,115,000	6,287,312
4.75%	03/15/24		9,047,000	9,278,395
Sunoco Logistics Partners Operations LP
4.00%	10/01/27		14,177,000	13,008,765
5.40%	10/01/47		69,348,000	62,272,808
TC PipeLines LP
3.90%	05/25/27		68,834,000	65,340,158
4.38%	03/13/25		42,850,000	42,509,248
4.65%	06/15/21		6,108,000	6,219,715
Tennessee Gas Pipeline Co. LLC
8.38%	06/15/32		4,079,000	5,313,937
Transcontinental Gas Pipe Line Co. LLC
4.60%	03/15/48		9,250,000	8,682,545
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		10,972,000	9,874,800
Transocean Guardian Ltd. (Cayman Islands)
5.88%	01/15/24	[1,3]	23,391,000	22,513,838
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,3]	19,997,000	19,397,090
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	17,376,000	16,724,400
Williams Cos., Inc. (The)
3.35%	08/15/22		7,545,000	7,385,632
3.60%	03/15/22		4,910,000	4,821,341
3.70%	01/15/23		16,348,000	15,968,307
3.90%	01/15/25		5,952,000	5,766,187
4.30%	03/04/24		12,274,000	12,245,259
4.50%	11/15/23		8,900,000	9,045,184
4.55%	06/24/24		42,434,000	42,860,001
6.30%	04/15/40		34,085,000	36,039,311
7.88%	09/01/21		3,543,000	3,873,828
WPX Energy, Inc.
5.75%	06/01/26		15,161,000	13,796,510

				1,711,377,846

Finance — 5.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%	05/26/22	[1]	20,425,000	19,831,066

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 101

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
3.88%	01/23/28	[1]	$6,245,000	$5,472,181
3.95%	02/01/22	[1]	95,265,000	93,658,839
4.50%	05/15/21	[1]	16,345,000	16,426,725
4.63%	10/30/20	[1]	7,444,000	7,494,874
5.00%	10/01/21	[1]	42,862,000	43,558,507
Air Lease Corp.
2.13%	01/15/20		5,150,000	5,076,865
2.50%	03/01/21		28,960,000	28,214,743
3.00%	09/15/23		10,870,000	10,207,986
3.25%	03/01/25		15,100,000	13,912,166
3.38%	01/15/19		61,666,000	61,645,672
3.88%	07/03/23		3,285,000	3,236,429
4.75%	03/01/20		15,890,000	16,113,468
Alta Wind Holdings LLC
7.00%	06/30/35	[3,4,5]	19,006,046	20,650,332
American Express Credit Corp. (MTN)
2.20%	03/03/20		20,090,000	19,877,418
BMW U.S. Capital LLC
3.10%	04/12/21	[3]	25,160,000	24,926,311
(LIBOR USD 3-Month plus 0.38%)
3.18%	04/06/20	[2,3]	8,350,000	8,307,862
Capital One Financial Corp.
2.45%	04/24/19		300,000	299,517
Citibank N.A. (BKNT)
3.05%	05/01/20		223,200,000	222,959,837
3.40%	07/23/21		22,810,000	22,847,047
Citigroup, Inc.
2.05%	06/07/19		48,475,000	48,275,756
2.45%	01/10/20		8,190,000	8,126,257
2.50%	07/29/19		34,523,000	34,409,918
2.55%	04/08/19		91,290,000	91,157,839
3.14%	01/24/23	[8]	29,160,000	28,663,102
3.67%	07/24/28	[8]	102,500,000	97,505,990
3.88%	10/25/23		12,890,000	12,952,652
3.89%	01/10/28	[8]	8,688,000	8,372,717
8.50%	05/22/19		47,207,000	48,195,293
Daimler Finance North America LLC
1.50%	07/05/19	[3]	11,600,000	11,486,605
1.75%	10/30/19	[3]	18,115,000	17,876,352
2.20%	05/05/20	[3]	5,950,000	5,855,689
2.30%	01/06/20	[3]	11,400,000	11,276,821
Discover Financial Services
3.85%	11/21/22		9,064,000	9,009,208
Ford Motor Credit Co. LLC
1.90%	08/12/19		14,465,000	14,285,742
2.02%	05/03/19		17,727,000	17,616,844
2.34%	11/02/20		38,147,000	36,625,104
2.43%	06/12/20		40,044,000	39,005,417
2.46%	03/27/20		8,855,000	8,671,050

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
2.60%	11/04/19		$13,380,000	$13,223,902
2.68%	01/09/20		3,820,000	3,763,394
3.10%	05/04/23		10,000,000	9,056,632
3.16%	08/04/20		2,000,000	1,959,625
3.20%	01/15/21		15,460,000	14,988,186
3.22%	01/09/22		60,140,000	56,515,255
3.34%	03/18/21		24,035,000	23,298,556
3.34%	03/28/22		11,257,000	10,602,124
3.81%	10/12/21		22,199,000	21,573,531
4.25%	09/20/22		19,823,000	19,067,929
5.75%	02/01/21		6,000,000	6,120,826
5.88%	08/02/21		22,933,000	23,533,357
8.13%	01/15/20		4,470,000	4,619,964
(LIBOR USD 3-Month plus 0.83%)
3.61%	03/12/19	[2]	15,000,000	14,989,560
(LIBOR USD 3-Month plus 0.88%)
3.31%	10/12/21	[2]	48,530,000	46,590,648
(LIBOR USD 3-Month plus 1.08%)
3.66%	08/03/22	[2]	3,950,000	3,725,827
(LIBOR USD 3-Month plus 1.27%)
4.08%	03/28/22	[2]	30,153,000	28,824,989
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		63,346,000	63,337,132
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[1]	212,710,000	205,291,951
3.37%	11/15/25	[1]	7,730,000	6,853,899
4.42%	11/15/35	[1]	105,049,000	88,232,788
General Motors Financial Co., Inc.
2.35%	10/04/19		19,090,000	18,927,182
2.40%	05/09/19		37,332,000	37,194,923
3.10%	01/15/19		161,350,000	161,334,946
3.20%	07/13/20		8,150,000	8,051,789
3.55%	04/09/21		51,224,000	50,545,848
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		87,083,000	86,619,588
2.91%	06/05/23	[8]	5,000,000	4,791,567
2.91%	07/24/23	[8]	9,114,000	8,692,766
3.27%	09/29/25	[8]	116,490,000	109,291,448
3.69%	06/05/28	[8]	70,665,000	66,192,566
3.81%	04/23/29	[8]	75,900,000	70,943,862
3.85%	01/26/27		13,860,000	13,050,694
4.02%	10/31/38	[8]	5,565,000	4,892,759
4.22%	05/01/29	[8]	11,540,000	11,139,416
5.25%	07/27/21		41,285,000	42,854,676
5.75%	01/24/22		10,395,000	10,883,469
Goldman Sachs Group, Inc. (The) (GMTN)
5.38%	03/15/20		60,000	61,352
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		102,819,000	100,333,453

See accompanying notes to Schedule of Portfolio Investments.

102 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc., Series D (The) (MTN)
6.00%	06/15/20		$9,510,000	$9,850,406
Morgan Stanley
2.50%	01/24/19		63,094,000	63,072,012
(LIBOR USD 3-Month plus 0.93%)
3.40%	07/22/22	[2]	151,455,000	149,403,313
Morgan Stanley (GMTN)
2.38%	07/23/19		27,425,000	27,336,061
2.45%	02/01/19		31,284,000	31,267,404
4.00%	07/23/25		17,466,000	17,241,492
5.50%	01/26/20		4,000,000	4,090,459
5.50%	07/24/20		41,588,000	42,888,056
7.30%	05/13/19		177,103,000	179,807,365
(LIBOR USD 3-Month plus 0.55%)
3.17%	02/10/21	[2]	208,920,000	206,648,235
(LIBOR USD 3-Month plus 1.38%)
3.92%	02/01/19	[2]	14,595,000	14,606,100
Morgan Stanley (MTN)
5.63%	09/23/19		102,468,000	104,036,549
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
3.41%	02/14/20	[2]	185,790,000	185,798,086
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	26,063,536	30,772,203
Protective Life Global Funding
2.70%	11/25/20	[3]	29,420,000	29,143,378
Raymond James Financial, Inc.
4.95%	07/15/46		55,981,000	54,850,576

				3,816,870,275

Food — 1.02%
Campbell Soup Co.
3.30%	03/15/21		12,610,000	12,538,249
(LIBOR USD 3-Month plus 0.50%)
3.29%	03/16/20	[2]	81,235,000	80,526,585
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[3]	14,944,000	11,843,120
Conagra Brands, Inc.
3.80%	10/22/21		19,277,000	19,296,513
4.60%	11/01/25		25,198,000	25,313,795
(LIBOR USD 3-Month plus 0.50%)
3.30%	10/09/20	[2]	8,525,000	8,431,630
(LIBOR USD 3-Month plus 0.75%)
3.22%	10/22/20	[2]	31,600,000	31,519,446
General Mills, Inc.
3.20%	04/16/21		8,315,000	8,273,860
3.70%	10/17/23		8,205,000	8,166,000
4.20%	04/17/28		59,655,000	58,568,005

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Food (continued)
Kraft Heinz Foods Co.
3.95%	07/15/25		$26,439,000	$25,622,837
4.00%	06/15/23		1,250,000	1,251,901
4.38%	06/01/46		90,793,000	75,578,817
4.63%	01/30/29		21,005,000	20,809,443
5.20%	07/15/45		23,577,000	21,334,320
5.38%	02/10/20		3,505,000	3,572,878
(LIBOR USD 3-Month plus 0.42%)
3.02%	08/09/19	[2]	11,505,000	11,477,284
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	121,532,000	120,066,689
2.00%	10/28/21	[1,3]	34,567,000	33,085,868
Mondelez International, Inc.
(LIBOR USD 3-Month plus 0.52%)
3.06%	02/01/19	[2]	11,740,000	11,740,304
Pilgrim’s Pride Corp.
5.88%	09/30/27	[3]	15,303,000	13,925,730
Post Holdings, Inc.
5.00%	08/15/26	[3]	15,710,000	14,374,650
5.63%	01/15/28	[3]	21,905,000	20,234,744
5.75%	03/01/27	[3]	19,560,000	18,435,300
Tyson Foods, Inc.
2.65%	08/15/19		50,879,000	50,713,134

				706,701,102

Health Care — 5.45%
Abbott Laboratories
3.75%	11/30/26		29,401,000	29,070,459
AbbVie, Inc.
3.60%	05/14/25		44,612,000	42,851,188
4.25%	11/14/28		62,836,000	61,190,941
4.40%	11/06/42		15,773,000	13,892,914
4.50%	05/14/35		5,845,000	5,422,489
4.88%	11/14/48		46,365,000	43,360,214
Aetna, Inc.
4.13%	06/01/21		13,170,000	13,363,070
4.13%	11/15/42		6,375,000	5,518,586
Allergan Finance LLC
3.25%	10/01/22		10,772,000	10,512,020
Allergan Funding SCS (Luxembourg)
3.45%	03/15/22	[1]	15,285,000	15,052,367
3.80%	03/15/25	[1]	11,354,000	11,100,307
3.85%	06/15/24	[1]	58,908,000	58,171,394
Allergan Sales LLC
5.00%	12/15/21	[3]	31,435,000	32,371,842
Amgen, Inc.
3.63%	05/22/24		5,633,000	5,620,929
4.40%	05/01/45		32,527,000	30,534,004

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 103

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
4.56%	06/15/48		$4,068,000	$3,905,157
4.66%	06/15/51		56,290,000	53,050,784
Anthem, Inc.
2.25%	08/15/19		70,320,000	69,953,615
3.30%	01/15/23		23,390,000	23,036,916
3.35%	12/01/24		59,880,000	58,412,204
3.50%	08/15/24		37,245,000	36,996,583
3.65%	12/01/27		56,315,000	53,883,994
4.38%	12/01/47		6,274,000	5,858,242
4.65%	01/15/43		12,185,000	11,878,790
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[1]	81,455,000	75,965,910
3.38%	11/16/25	[1]	8,294,000	8,020,762
3.50%	08/17/23	[1]	23,458,000	23,208,759
Bausch Health Cos., Inc. (Canada)
5.50%	11/01/25	[1,3]	35,963,000	33,670,359
5.88%	05/15/23	[1,3]	14,947,000	13,844,659
6.13%	04/15/25	[1,3]	135,000	117,788
Baxalta, Inc.
2.88%	06/23/20		11,998,000	11,895,051
4.00%	06/23/25		4,695,000	4,567,920
Bayer U.S. Finance II LLC
2.13%	07/15/19	[3]	10,504,000	10,422,921
4.25%	12/15/25	[3]	12,551,000	12,233,542
4.38%	12/15/28	[3]	168,605,000	160,757,196
(LIBOR USD 3-Month plus 1.01%)
3.80%	12/15/23	[2,3]	8,130,000	7,783,151
Bayer U.S. Finance LLC
2.38%	10/08/19	[3]	159,742,000	158,852,796
Becton Dickinson and Co.
2.68%	12/15/19		5,114,000	5,084,083
2.89%	06/06/22		12,140,000	11,802,024
3.25%	11/12/20		42,315,000	42,151,474
(LIBOR USD 3-Month plus 0.88%)
3.68%	12/29/20	[2]	134,297,000	132,985,208
Boston Scientific Corp.
6.00%	01/15/20		9,300,000	9,520,940
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[3]	7,723,000	7,356,157
Celgene Corp.
2.75%	02/15/23		51,220,000	49,057,576
2.88%	08/15/20		4,350,000	4,321,300
3.45%	11/15/27		30,032,000	27,380,046
3.88%	08/15/25		23,495,000	22,650,313
3.90%	02/20/28		58,436,000	54,915,007
5.00%	08/15/45		116,326,000	107,709,035
Centene Corp.
4.75%	05/15/22		5,876,000	5,824,585
4.75%	01/15/25		10,845,000	10,384,087

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
5.38%	06/01/26	[3]	$22,869,000	$22,389,894
5.63%	02/15/21		4,517,000	4,539,585
CHS/Community Health Systems, Inc.
5.13%	08/01/21		1,841,000	1,721,335
8.63%	01/15/24	[3]	5,038,000	5,000,215
Cigna Corp.
3.20%	09/17/20	[3]	68,750,000	68,550,041
3.75%	07/15/23	[3]	67,360,000	66,879,791
4.38%	10/15/28	[3]	94,675,000	95,387,743
4.80%	08/15/38	[3]	63,643,000	62,701,147
4.90%	12/15/48	[3]	6,885,000	6,762,398
(LIBOR USD 3-Month plus 0.35%)
3.14%	03/17/20	[2,3]	25,000,000	24,851,600
(LIBOR USD 3-Month plus 0.65%)
3.44%	09/17/21	[2,3]	81,400,000	80,281,159
(LIBOR USD 3-Month plus 0.89%)
3.33%	07/15/23	[2,3]	68,250,000	67,251,806
Cigna Holding Co.
3.05%	10/15/27		72,111,000	65,491,390
CVS Health Corp.
2.13%	06/01/21		15,110,000	14,587,564
2.25%	08/12/19		12,000,000	11,943,004
2.75%	12/01/22		19,200,000	18,341,213
2.80%	07/20/20		74,671,000	74,006,092
3.13%	03/09/20		165,200,000	164,920,245
3.35%	03/09/21		20,127,000	20,080,017
3.88%	07/20/25		17,090,000	16,648,565
4.00%	12/05/23		44,268,000	44,509,639
4.13%	05/15/21		16,035,000	16,253,292
4.30%	03/25/28		60,320,000	59,080,386
4.78%	03/25/38		9,531,000	9,161,314
4.88%	07/20/35		34,160,000	32,879,905
5.05%	03/25/48		117,060,000	114,281,776
Elanco Animal Health, Inc.
3.91%	08/27/21	[3]	19,750,000	19,885,305
4.27%	08/28/23	[3]	6,000,000	6,001,195
4.90%	08/28/28	[3]	11,850,000	12,080,870
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	3,850,000	3,877,255
5.63%	07/31/19	[3]	143,484,000	145,120,401
Gilead Sciences, Inc.
4.00%	09/01/36		16,630,000	15,188,185
4.50%	02/01/45		10,530,000	10,100,839
HCA, Inc.
4.25%	10/15/19		9,790,000	9,783,881
4.75%	05/01/23		7,267,000	7,176,163
5.00%	03/15/24		28,601,000	28,386,493
5.25%	04/15/25		13,975,000	13,940,063
5.25%	06/15/26		3,681,000	3,653,393

See accompanying notes to Schedule of Portfolio Investments.

104 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
6.50%	02/15/20		$42,247,000	$43,408,793
Hologic, Inc.
4.38%	10/15/25	[3]	3,394,000	3,158,524
4.63%	02/01/28	[3]	9,333,000	8,460,365
Humana, Inc.
2.63%	10/01/19		16,200,000	16,121,112
Johnson & Johnson
2.90%	01/15/28		6,970,000	6,688,230
3.40%	01/15/38		6,375,000	5,946,277
Kaiser Foundation Hospitals
4.15%	05/01/47		59,170,000	58,532,097
Molina Healthcare, Inc.
4.88%	06/15/25	[3]	17,063,000	15,633,974
5.38%	11/15/22		27,313,000	26,357,045
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		6,845,000	6,376,809
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[1]	107,494,000	106,006,310
2.40%	09/23/21	[1]	150,790,000	145,906,411
3.20%	09/23/26	[1]	7,645,000	6,921,885
Teleflex, Inc.
4.63%	11/15/27		4,186,000	3,898,401
Tenet Healthcare Corp.
4.38%	10/01/21		5,885,000	5,737,875
4.50%	04/01/21		23,904,000	23,276,520
4.63%	07/15/24		8,853,000	8,266,489
4.75%	06/01/20		1,290,000	1,290,774
Teva Pharmaceutical Finance IV LLC
2.25%	03/18/20		18,465,000	17,899,112
Teva Pharmaceutical Finance
Netherlands III BV (Netherlands)
1.70%	07/19/19	[1]	16,750,000	16,528,481
UnitedHealth Group, Inc.
3.95%	10/15/42		5,452,000	5,260,557
4.25%	03/15/43		11,250,000	11,225,459
4.75%	07/15/45		46,733,000	50,165,999
Valeant Pharmaceuticals International
9.25%	04/01/26	[3]	2,722,000	2,728,805
WellCare Health Plans, Inc.
5.25%	04/01/25		21,904,000	21,164,740
5.38%	08/15/26	[3]	1,901,000	1,843,970
Zimmer Biomet Holdings, Inc.
2.70%	04/01/20		250,000	246,755
(LIBOR USD 3-Month plus 0.75%)
3.55%	03/19/21	[2]	16,850,000	16,697,504

				3,786,936,090

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 1.57%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	$11,781,000	$11,132,161
4.50%	05/15/28	[3]	4,210,000	4,192,027
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Ireland)
4.63%	05/15/23	[1,3]	8,332,000	7,936,230
6.00%	02/15/25	[1,3]	2,690,000	2,489,918
7.25%	05/15/24	[1,3]	32,849,000	32,890,061
BAE Systems Holdings, Inc.
6.38%	06/01/19	[3]	45,190,000	45,745,611
Ball Corp.
4.00%	11/15/23		9,502,000	9,240,695
Bemis Co., Inc.
6.80%	08/01/19		7,415,000	7,568,317
Berry Global, Inc.
4.50%	02/15/26	[3]	3,114,000	2,857,095
5.13%	07/15/23		3,836,000	3,803,586
Clean Harbors, Inc.
5.13%	06/01/21		24,390,000	24,390,000
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		3,847,000	3,467,109
General Electric Co.
2.70%	10/09/22		27,420,000	25,455,712
General Electric Co. (GMTN)
2.20%	01/09/20		73,419,000	72,367,857
2.30%	01/14/19		12,825,000	12,818,718
3.15%	09/07/22		7,508,000	7,102,362
4.63%	01/07/21		100,670,000	101,010,345
5.50%	01/08/20		34,772,000	35,189,285
General Electric Co. (MTN)
4.38%	09/16/20		5,815,000	5,812,784
4.65%	10/17/21		106,992,000	107,430,507
5.55%	05/04/20		38,121,000	38,738,351
5.55%	01/05/26		104,629,000	103,933,060
5.88%	01/14/38		14,985,000	14,454,472
(LIBOR USD 3-Month plus
0.48%)
3.10%	08/15/36	[2]	11,550,000	7,969,893
General Electric Co., Series NOTZ (MTN)
(LIBOR USD 3-Month plus 0.80%)
3.24%	04/15/20	[2]	5,250,000	5,172,633
Graphic Packaging International LLC
4.13%	08/15/24		3,250,000	3,071,250
4.88%	11/15/22		3,721,000	3,674,488
Itron, Inc.
5.00%	01/15/26	[3]	19,844,000	18,206,870
L3 Technologies, Inc.
3.85%	06/15/23		96,710,000	97,205,818
4.40%	06/15/28		55,585,000	55,798,438

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 105

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Multi-Color Corp.
4.88%	11/01/25	[3]	$9,220,000	$7,952,250
Northrop Grumman Corp.
3.20%	02/01/27		12,520,000	11,760,517
3.25%	01/15/28		40,635,000	37,985,491
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	3,364,000	3,153,750
Sealed Air Corp.
4.88%	12/01/22	[3]	6,050,000	6,050,000
5.13%	12/01/24	[3]	3,255,000	3,210,244
5.25%	04/01/23	[3]	4,088,000	4,118,660
5.50%	09/15/25	[3]	14,156,000	14,014,440
Silgan Holdings, Inc.
4.75%	03/15/25		3,558,000	3,335,625
United Technologies Corp.
4.13%	11/16/28		4,270,000	4,238,795
4.50%	06/01/42		3,697,000	3,505,040
8.75%	03/01/21		7,320,000	8,127,013
(LIBOR USD 3-Month plus 0.65%)
3.28%	08/16/21	[2]	33,525,000	33,411,545
Waste Management, Inc.
3.15%	11/15/27		6,825,000	6,480,501
Westrock Co.
4.65%	03/15/26	[3]	24,935,000	25,353,760
4.90%	03/15/29	[3]	25,375,000	25,961,843
WestRock MWV LLC
7.38%	09/01/19		11,000,000	11,254,680
WestRock RKT Co.
3.50%	03/01/20		10,120,000	10,113,787
4.45%	03/01/19		450,000	450,751

				1,091,604,345

Information Technology — 0.51%
Analog Devices, Inc.
2.85%	03/12/20		240,000	239,227
Apple, Inc.
3.00%	11/13/27		7,070,000	6,722,892
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		214,924,000	212,286,023
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[3]	25,880,000	24,197,800
Dell International LLC/EMC Corp.
3.48%	06/01/19	[3]	41,913,000	41,793,372
IQVIA, Inc.
5.00%	10/15/26	[3]	17,505,000	16,800,424
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	4,600,000	4,474,068
4.13%	06/01/21	[1,3]	14,665,000	14,518,350

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Oracle Corp.
3.25%	11/15/27		$21,785,000	$20,951,103
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[3]	16,815,000	15,049,425

				357,032,684

Insurance — 0.50%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
3.23%	03/29/21	[2]	8,740,000	8,648,009
Berkshire Hathaway Finance Corp.
4.20%	08/15/48		51,261,000	51,081,202
4.30%	05/15/43		6,290,000	6,346,142
4.40%	05/15/42		4,982,000	5,088,313
Farmers Exchange Capital
7.05%	07/15/28	[3]	13,283,000	15,442,196
7.20%	07/15/48	[3]	18,265,000	21,265,592
Farmers Exchange Capital II
6.15%	11/01/53	[3,8]	64,140,000	69,515,092
Farmers Exchange Capital III
5.45%	10/15/54	[3,8]	72,575,000	69,672,000
Farmers Insurance Exchange
4.75%	11/01/57	[3,8]	19,580,000	17,354,051
MassMutual Global Funding II
2.00%	04/15/21	[3]	5,765,000	5,609,861
Metropolitan Life Global Funding I
2.50%	12/03/20	[3]	23,790,000	23,512,132
Nationwide Mutual Insurance Co.
5.08%	12/15/24	[3,8]	18,189,000	18,098,055
New York Life Global Funding
2.00%	04/13/21	[3]	17,300,000	16,860,396
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[3,8]	19,825,000	20,077,739

				348,570,780

Materials — 0.22%
Axalta Coating Systems LLC
4.88%	08/15/24	[3]	37,999,000	36,099,050
Georgia-Pacific LLC
2.54%	11/15/19	[3]	65,075,000	64,788,768
Indonesia Asahan Aluminum Persero PT (Indonesia)
6.53%	11/15/28	[1,3]	4,000,000	4,205,000
International Flavors & Fragrances, Inc.
5.00%	09/26/48		13,254,000	13,366,599
LyondellBasell Industries NV (Netherlands)
5.00%	04/15/19	[1]	4,194,000	4,198,643
SASOL Financing USA LLC
5.88%	03/27/24		8,420,000	8,389,688

See accompanying notes to Schedule of Portfolio Investments.

106 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
Valvoline, Inc.
4.38%	08/15/25		$16,105,000	$14,836,731
5.50%	07/15/24		6,995,000	6,858,598

				152,743,077

Real Estate Investment Trust (REIT) — 2.53%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		26,671,000	26,469,234
3.90%	06/15/23		45,889,000	46,168,235
4.60%	04/01/22		32,455,000	33,455,962
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		14,995,000	14,940,396
3.63%	11/15/27		7,095,000	6,672,417
3.75%	04/15/23		43,679,000	43,393,449
American Tower Corp.
2.80%	06/01/20		15,030,000	14,908,098
3.00%	06/15/23		34,305,000	33,039,608
3.40%	02/15/19		22,278,000	22,273,521
3.60%	01/15/28		7,445,000	6,969,309
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		6,025,000	6,099,032
AvalonBay Communities, Inc. (MTN)
(LIBOR USD 3-Month plus 0.43%)
2.87%	01/15/21	[2]	60,530,000	60,110,198
Boston Properties LP
2.75%	10/01/26		54,127,000	48,971,954
3.20%	01/15/25		72,105,000	68,866,404
4.50%	12/01/28		5,260,000	5,387,710
5.63%	11/15/20		7,914,000	8,192,474
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		12,849,000	12,729,768
Crown Castle International Corp.
3.15%	07/15/23		17,770,000	17,099,838
3.20%	09/01/24		26,790,000	25,303,921
4.75%	05/15/47		4,950,000	4,569,147
Digital Realty Trust LP
3.63%	10/01/22		5,490,000	5,442,693
5.88%	02/01/20		18,197,000	18,569,331
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		13,411,000	13,389,945
4.88%	11/01/20		19,699,000	19,893,399
5.25%	06/01/25		58,420,000	58,273,950
5.30%	01/15/29		25,900,000	25,471,495
5.38%	11/01/23		13,490,000	13,761,689
5.38%	04/15/26		63,032,000	62,496,858
5.75%	06/01/28		34,128,000	34,597,260

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
HCP, Inc.
2.63%	02/01/20		$39,248,000	$39,036,964
3.15%	08/01/22		10,530,000	10,269,756
3.88%	08/15/24		24,274,000	23,874,753
4.00%	12/01/22		54,010,000	54,010,824
4.20%	03/01/24		20,709,000	20,689,777
4.25%	11/15/23		77,695,000	77,908,156
Healthcare Realty Trust, Inc.
3.75%	04/15/23		12,755,000	12,571,382
Healthcare Trust of America Holdings LP
3.75%	07/01/27		18,945,000	18,070,675
Host Hotels & Resorts LP
5.25%	03/15/22		20,960,000	21,701,321
Kilroy Realty LP
3.45%	12/15/24		25,270,000	24,415,154
Liberty Property LP
3.38%	06/15/23		9,128,000	9,000,252
Life Storage LP
3.88%	12/15/27		6,960,000	6,624,375
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50%	01/15/28		5,612,000	4,938,560
Mid-America Apartments LP
4.30%	10/15/23		9,636,000	9,888,273
Reckson Operating Partnership LP
7.75%	03/15/20		26,913,000	28,418,406
SBA Communications Corp.
4.88%	09/01/24		2,494,000	2,356,830
SL Green Operating Partnership LP
3.25%	10/15/22		16,935,000	16,379,134
(LIBOR USD 3-Month plus 0.98%)
3.61%	08/16/21	[2]	19,510,000	19,433,938
SL Green Realty Corp.
4.50%	12/01/22		14,495,000	14,681,470
UDR, Inc.
3.70%	10/01/20		7,263,000	7,294,044
Ventas Realty LP
3.25%	10/15/26		10,135,000	9,477,664
3.50%	02/01/25		22,540,000	21,605,906
3.75%	05/01/24		14,555,000	14,349,673
4.13%	01/15/26		20,800,000	20,658,361
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		55,838,000	55,379,524
3.25%	08/15/22		7,357,000	7,259,689
VEREIT Operating Partnership LP
3.00%	02/06/19		42,463,000	42,448,393
WEA Finance LLC
3.15%	04/05/22	[3]	5,180,000	5,104,270

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 107

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	$177,642,000	$176,735,555
3.25%	10/05/20	[3]	100,965,000	100,876,959
Welltower, Inc.
4.00%	06/01/25		27,119,000	26,801,820
4.13%	04/01/19		74,948,000	74,986,373
4.95%	09/01/48		12,285,000	12,095,349
6.13%	04/15/20		11,200,000	11,556,971

				1,758,417,846

Retail — 0.67%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[1,3]	55,703,000	55,196,158
2.70%	07/26/22	[1,3]	4,128,000	3,986,775
3.55%	07/26/27	[1,3]	10,115,000	9,462,323
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	12,794,000	11,802,465
Cumberland Farms, Inc.
6.75%	05/01/25	[3]	3,771,000	3,803,996
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.15%	04/17/20	[2]	40,895,000	40,641,810
Family Dollar Stores, Inc.
5.00%	02/01/21		18,280,000	18,771,256
Home Depot, Inc. (The)
4.50%	12/06/48		6,620,000	6,820,586
Rite Aid Corp.
6.13%	04/01/23	[3]	57,373,000	45,539,819
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		76,310,000	75,884,755
3.45%	06/01/26		41,825,000	39,415,957
3.80%	11/18/24		11,195,000	11,034,542
4.80%	11/18/44		14,164,000	13,069,781
Walmart, Inc.
3.55%	06/26/25		49,895,000	50,487,806
3.70%	06/26/28		70,690,000	71,472,609
4.05%	06/29/48		8,315,000	8,258,666

				465,649,304

Services — 0.28%
DP World Crescent Ltd. (Cayman Islands)
4.85%	09/26/28	[1,3]	6,600,000	6,477,966
Gartner, Inc.
5.13%	04/01/25	[3]	1,488,000	1,448,017
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	21,158,000	19,729,835
4.13%	08/01/23	[1]	38,500,000	38,155,425
4.75%	02/15/25	[1,3]	29,266,000	28,863,593
4.75%	08/01/28	[1]	4,550,000	4,461,002

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Services (continued)
5.00%	11/01/22	[1,3]	$59,254,000	$60,142,810
Matthews International Corp.
5.25%	12/01/25	[3]	11,682,000	10,893,465
Moody’s Corp.
3.25%	06/07/21		6,095,000	6,076,636
Northwestern University
3.69%	12/01/38		18,720,000	18,050,456
Service Corp. International/U.S.
4.63%	12/15/27		1,922,000	1,813,888

				196,113,093

Transportation — 0.61%
America West Airlines Pass-Through Trust,
Series 1999-1, Class G
7.93%	01/02/19		1,120,189	1,121,365
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		5,396,809	5,599,189
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		2,130,253	2,177,331
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25		17,844,649	17,789,410
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		68,573,754	69,747,634
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%	10/15/29		19,405,266	18,289,463
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		1,009,035	1,011,618
Continental Airlines Pass-Through Trust, Series 1999-2 AMBC, Class C2
6.24%	03/15/20		27,134	27,394
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		2,271,504	2,313,072
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		7,863	8,166
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		1,544,303	1,624,416
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%	04/19/22		62,092,127	64,911,110
Continental Airlines Pass-Through Trust, Series 2007-1, Class B
6.90%	04/19/22		540,695	556,430

See accompanying notes to Schedule of Portfolio Investments.

108 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2009-2, Class A
7.25%	11/10/19		$27,853,069	$28,723,477
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		37,385,226	39,743,711
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		3,263,305	3,514,580
SMBC Aviation Capital Finance DAC (Ireland)
3.00%	07/15/221,3		20,315,000	19,717,462
U.S. Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		630,930	658,512
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		17,493,583	18,625,978
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		3,258,017	3,558,595
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		40,871,560	43,486,093
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%	06/03/25		9,800	9,955
Union Pacific Corp.
3.95%	09/10/28		44,490,000	44,606,768
United Airlines Pass-Through Trust, Series 2018-1, Class AA
3.50%	03/01/30		34,925,000	33,528,000

				421,349,729

Total Corporates
(Cost $24,872,366,251)				24,392,433,064

FOREIGN GOVERNMENT OBLIGATIONS — 0.14%
Foreign Government Obligations — 0.14%

Argentine Republic Government International Bond (Argentina)
6.88%	04/22/21	[1]	9,240,000	8,376,060

Bahrain Government International Bond, Series REGS (Bahrain)
7.00%	10/12/28	[1]	4,700,000	4,711,750

Brazilian Government International Bond (Brazil)
4.63%	01/13/28	[1]	5,700,000	5,501,640

Colombia Government International Bond (Colombia)
4.00%	02/26/24	[1]	4,700,000	4,648,887

Dominican Republic International Bond, Series REGS (Dominican Republic)
6.60%	01/28/24	[1]	8,420,000	8,798,900

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Egypt Government International Bond (Egypt)
5.58%	02/21/23	[1,3]	$4,700,000	$4,462,650
Mexico Government International Bond (Mexico)
3.75%	01/11/28	[1]	7,500,000	7,020,938
Oman Government International Bond (Oman)
5.63%	01/17/28	[1,3]	9,400,000	8,320,880
Perusahaan Penerbit SBSN Indonesia III, Series REGS (Indonesia)
4.15%	03/29/27	[1]	5,100,000	4,908,750
Qatar Government International Bond (Qatar)
4.50%	04/23/28	[1]	8,430,000	8,806,821
Russian Foreign Bond - Eurobond, Series REGS (Russia)
4.75%	05/27/26	[1]	9,400,000	9,329,500
Saudi Government International Bond (Saudi Arabia)
4.00%	04/17/25	[1,3]	8,420,000	8,361,060
Saudi Government International Bond, Series REGS (EMTN) (Saudi Arabia)
4.50%	10/26/46	[1]	3,800,000	3,446,999
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[1]	7,500,000	7,340,850
Uruguay Government International Bond (Uruguay)
4.38%	10/27/27	[1]	6,570,000	6,612,705

Total Foreign Government Obligations
(Cost $102,610,357)				100,648,390

MORTGAGE-BACKED — 41.30%**
Non-Agency Commercial
Mortgage-Backed — 1.58%
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[3]	63,710,000	63,686,892
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[3,8]	99,295,000	103,418,627
Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[3]	7,740,000	7,895,306
Bayview Commercial Asset Trust, Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)
2.86%	04/25/34	[2,3]	29,678	29,413
Bayview Commercial Asset Trust, Series 2004-2, Class A

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 109

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.43%)
2.94%	08/25/34	[2,3]	$282,799	$278,565
BB-UBS Trust, Series 2012-SHOW, Class A
3.43%	11/05/36	[3]	8,640,000	8,571,614
Capmark Mortgage Securities, Inc., Series 1998-C2, Class X (IO)
1.13%	05/15/35	[8]	2,988,415	30
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[3]	42,582,744	42,683,442
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.25%	05/10/35	[3]	5,000	4,997
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[3]	14,635,000	15,385,960
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%	10/10/46		440,000	454,951
Commercial Mortgage Trust, Series 2013-SFS, Class A2
2.99%	04/12/35	[3,8]	7,205,000	7,170,098
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[3,8]	15,960,000	16,173,700
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[3]	16,440,000	16,220,039
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[3]	74,550,000	73,853,080
Core Industrial Trust, Series 2015-CALW, Class A
3.04%	02/10/34	[3]	45,744,931	45,551,201
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%	02/10/34	[3]	3,051,927	3,041,311
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[3]	1,986,338	1,990,371
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A
3.55%	09/10/35	[3,8]	1,362,500	1,372,503
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
2.63%	04/15/35	[2,3]	7,202,757	7,069,822
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[3]	73,520,000	73,617,870
GS Mortgage Securities Corp. II, Series 2013-KING, Class A

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
2.71%	12/10/27	[3]	$7,320,648	$7,278,063
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[3]	2,881,505	2,900,055
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%	08/10/44		87,335,000	88,201,027
GS Mortgage Securities Trust, Series 2012-ALOH, Class A
3.55%	04/10/34	[3]	59,497,000	60,012,333
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[3]	6,544,707	6,396,938
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	1,254,644	1,249,133
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%	08/15/46		34,511,170	35,215,598
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[3]	41,592,581	41,474,533
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[3,8]	2,382,918	2,359,975
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[3]	975,000	976,974
Morgan Stanley Capital I Trust, Series 2014-MP, Class A
3.47%	08/11/33	[3]	94,742,500	95,919,486
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/12/50	[3]	1,065,000	1,076,503
Queens Center Mortgage Trust, Series 2013-QCA, Class A
3.28%	01/11/37	[3]	15,810,000	15,591,340
RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A
3.83%	01/15/32	[3,8]	103,085,000	104,093,687
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43	[3,8]	20,040,000	18,641,693
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[3]	29,803,200	29,570,592
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[3]	900,000	915,605

See accompanying notes to Schedule of Portfolio Investments.

110 / N-Q Report December 2018

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.71%	03/18/28	[3,8]	$49,280,000	$48,898,942
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		47,205,000	46,935,818
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[3]	147,920	148,101

				1,096,326,188

Non-Agency Mortgage-Backed — 7.12%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP-reset date 02/25/19)
7.40%	06/25/32		47,879	47,771
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.73%	02/25/37	[2]	46,525,000	45,580,496
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
3.15%	05/25/34	[2]	4,181	3,881
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.66%	06/25/36	[2]	3,559,893	2,856,398
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A1
(LIBOR USD 1-Month plus 0.19%)
2.70%	06/25/37	[2]	47,983,057	39,495,799
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
3.05%	01/25/36	[2]	336,804	316,487
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.74%	09/25/35	[2]	487,767	486,527
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.20%)
2.71%	08/25/36	[2]	11,618,502	11,429,150
American Home Mortgage Assets Trust, Series 2006-3, Class 2A12 (Federal Reserve US 12-Month Cumulative Average plus 1.15%)
3.31%	10/25/46	[2]	51,170,912	45,450,383
American Home Mortgage Assets Trust, Series 2007-2, Class A1

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.13%)
2.63%	03/25/47	[2]	$16,750,363	$15,330,142
American Home Mortgage Investment Trust, Series 2004-3, Class 2A (LIBOR USD 6-Month plus 1.50%)
4.30%	10/25/34	[2]	6,740,493	6,605,682
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1 (LIBOR USD 1-Month plus 0.39%)
2.90%	03/25/36	[2]	20,041,967	20,000,747
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R10, Class A1 (LIBOR USD 1-Month plus 0.66%)
3.17%	11/25/34	[2]	29,726,646	29,503,786
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class M1 (LIBOR USD 1-Month plus 0.45%)
2.96%	01/25/36	[2]	17,946,372	17,988,314
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 02/25/19)
7.23%	10/25/27		50,048	51,233
Argent Securities, Inc., Asset-Backed Pass-Through Certificates Series 2005-W3, Class M1 (LIBOR USD 1-Month plus 0.44%)
2.95%	11/25/35	[2]	19,840,000	19,426,729
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2 (LIBOR USD 1-Month plus 0.90%)
3.41%	05/25/34	[2]	13,495,823	13,401,239
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1 (LIBOR USD 1-Month plus 0.26%)
2.77%	10/25/35	[2]	14,927,344	14,926,524
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A1 (LIBOR USD 1-Month plus 0.26%)
2.77%	11/25/35	[2]	34,485,274	34,091,242
Asset-Backed Funding Certificates, Series 2005-HE1, Class M1 (LIBOR USD 1-Month plus 0.63%)
3.14%	03/25/35	[2]	9,211,598	9,209,269
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B (LIBOR USD 1-Month plus 0.16%)
2.67%	11/25/36	[2]	23,270,405	13,464,133

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 111

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B (LIBOR USD 1-Month plus 1.00%)
3.51%	06/25/37	[2]	$24,158,037	$20,559,751
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.63%	07/25/36	[2]	18,007,615	17,730,438
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
2.74%	11/25/36	[2]	18,411,000	17,166,508
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		19,923	20,976
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.91%	05/20/36	[8]	6,337,247	5,946,353
Banc of America Funding Trust, Series 2006-E, Class 2A1
4.25%	06/20/36	[8]	89,044	86,750
Banc of America Funding Trust, Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.22%)
2.69%	07/20/36	[2]	7,048,917	7,001,508
Banc of America Funding Trust, Series 2006-H, Class 3A1
4.25%	09/20/46	[8]	1,697,366	1,564,063
Banc of America Funding Trust, Series 2014-R8, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.75%	06/26/36	[2,3]	7,202,266	7,160,235
Banc of America Funding Trust, Series 2015-R2, Class 1A1 (LIBOR USD 1-Month plus 0.14%)
2.65%	08/27/36	[2,3]	31,138,410	30,410,518
Banc of America Funding Trust, Series 2015-R2, Class 3A1 (LIBOR USD 1-Month plus 0.26%)
2.77%	04/29/37	[2,3]	15,586,424	15,434,293
Banc of America Funding Trust, Series 2015-R2, Class 7A1 (LIBOR USD 1-Month plus 0.28%)
2.79%	09/29/36	[2,3]	11,819,667	11,800,991
Banc of America Funding Trust, Series 2015-R2, Class 9A1 (LIBOR USD 1-Month plus 0.22%)
2.72%	03/27/36	[2,3]	6,927,851	6,859,496
Banc of America Funding Trust, Series 2015-R5, Class 1A1

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.13%)
2.64%	10/26/36	[2,3]	$42,079,326	$41,571,361
Banc of America Funding Trust, Series 2015-R5, Class 1A2 (LIBOR USD 1-Month plus 0.13%)
2.64%	10/26/36	[2,3]	42,536,000	40,919,313
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[3,8]	35,085,429	34,326,215
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
4.49%	07/25/34	[8]	51,616	52,685
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
4.04%	04/25/35	[8]	488,284	461,605
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2 (0.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00%	07/25/46	[2]	192,144	182,751
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/3	[7]	850,107	787,097
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		483,606	460,355
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		317,328	257,006
BCAP LLC Trust, Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 0.65%)
3.16%	09/25/47	[2]	28,830,506	27,009,730
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.95%	11/27/37	[3,8]	2,226,643	2,224,474
BCAP LLC Trust, Series 2015-RR2, Class 26A1
4.61%	03/28/36	[3,8]	4,731,380	4,765,807
Bear Stearns ALT-A Trust, Series 2005-4, Class 22A2
4.03%	05/25/35	[8]	21,956	19,844
Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
3.05%	08/25/35	[2]	425,293	423,271
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
4.03%	07/25/36	[8]	2,151,996	1,810,934
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
3.95%	04/25/34	[8]	8,924	8,901

See accompanying notes to Schedule of Portfolio Investments.

112 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
4.45%	01/25/35	[8]	$3,427,625	$3,397,416
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
4.11%	10/25/36	[8]	691,355	644,007
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC5, Class 2A3 (LIBOR USD 1-Month plus 0.25%)
2.76%	08/25/20	[2]	1,685,863	1,152,122
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		878,558	979,505
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 3A (LIBOR USD 1-Month plus 0.14%)
2.65%	11/25/36	[2]	9,617,398	8,772,185
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP-reset date 02/25/19)
5.50%	01/25/34		742,739	740,099
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP-reset date 02/25/19)
5.75%	01/25/34		669,629	668,223
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1 (LIBOR USD 1-Month plus 0.18%)
2.69%	10/25/36	[2]	2,521,893	2,355,655
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A1A (LIBOR USD 1-Month plus 0.17%)
2.68%	06/25/47	[2]	632,324	593,551
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.81%	12/15/30	[8]	395,890	396,491
Carrington Mortgage Loan Trust, Series 2005-NC5, Class M1 (LIBOR USD 1-Month plus 0.48%)
2.99%	10/25/35	[2]	668,057	668,413
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4 (LIBOR USD 1-Month plus 0.31%)
2.82%	01/25/36	[2]	75,435,000	75,034,908
Centex Home Equity Loan Trust, Series 2006-A, Class AV4 (LIBOR USD 1-Month plus 0.25%)
2.76%	06/25/36	[2]	10,628,222	10,559,788
Chase Funding Trust, Series 2003-5, Class 2A2 (LIBOR USD 1-Month plus 0.60%)
3.11%	07/25/33	[2]	3,059	2,871

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Funding Trust, Series 2004-2, Class 2A2 (LIBOR USD 1-Month plus 0.50%)
3.01%	02/26/35	[2]	$5,668	$5,410
Chase Mortgage Finance Trust, Series 2006-A1, Class 1A2
4.07%	09/25/36	[8]	934,207	866,985
Chase Mortgage Finance Trust, Series 2006-S3, Class 2A1
5.50%	11/25/21		1,858,605	1,307,264
Chase Mortgage Finance Trust, Series 2007-A2, Class 2A3
4.51%	07/25/37	[8]	2,496,016	2,563,885
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		895,270	808,481
Chaseflex Trust, Series 2006-2, Class A2B (LIBOR USD 1-Month plus 0.20%)
2.71%	09/25/36	[2]	9,051,610	8,192,865
CIM Trust, Series 2016-4, Class A1 (LIBOR USD 1-Month plus 2.00%)
4.35%	10/25/57	[2,3]	269,906,779	276,142,881
CIM Trust, Series 2017-5, Class A1
2.30%	05/25/57	[3,8]	9,997,175	9,895,479
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[3,8]	142,069,618	139,520,847
CIM Trust, Series 2018-R1, Class A1
3.65%	05/01/55	[3]	118,474,774	115,951,605
CIM Trust, Series 2018-R2, Class A1
3.69%	08/25/57	[3,8]	93,113,147	91,625,580
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57	[3,8]	64,171,625	63,617,850
CIM Trust, Series 2018-R5, Class A1
3.75%	07/25/58	[3,8]	163,323,471	162,289,862
CIM Trust, Series 2018-R6, Class A1 (LIBOR USD 1-Month plus 1.08%)
3.43%	09/25/58	[2,3]	134,907,643	133,535,039
CIT Mortgage Loan Trust, Series 2007-1, Class 1A (LIBOR USD 1-Month plus 1.35%)
3.86%	10/25/37	[2,3]	65,503,875	66,363,410
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		253,554	256,554
Citicorp Residential Mortgage Trust, Series 2006-2, Class A5 (STEP-reset date 02/25/19)
5.41%	09/25/36		471,448	476,311
Citicorp Residential Mortgage Trust, Series 2007-1, Class A5 (STEP-reset date 02/25/19)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 113

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
5.36%	03/25/37		$650,000	$676,234
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.49%	02/25/34	[8]	130,491	127,267
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
4.31%	05/25/34	[3,8]	2,071,845	2,129,442
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
4.10%	10/25/35	[8]	713,020	541,974
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.77%	11/25/35	[2]	193,964	154,992
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
(LIBOR USD 1-Month plus 0.15%)
2.66%	08/25/36	[2]	277,059	277,662
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
2.71%	01/25/37	[2]	53,801	53,943
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.76%	06/25/37	[2]	715,495	705,924
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.51%)
3.02%	01/25/36	[2]	2,785,975	2,792,416
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A1
4.13%	03/25/36	[8]	16,465,397	15,839,587
Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A
4.10%	06/25/36	[8]	4,981,673	4,781,215
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)
2.80%	08/25/36	[2]	305,000	296,252
Citigroup Mortgage Loan Trust, Series 2006-WF2, Class A1 (STEP-reset date 02/25/19)
6.75%	05/25/36		46,927,869	34,346,146
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A4A
3.44%	03/25/37	[8]	534,372	447,832
Citigroup Mortgage Loan Trust, Series 2010-7, Class 2A1
4.16%	02/25/35	[3,8]	47,561	47,984
Citigroup Mortgage Loan Trust, Series 2012-3, Class 4A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
4.09%	11/25/36	3,[8]	$516,715	$517,541
Citigroup Mortgage Loan Trust, Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
3.99%	02/20/36	[2],[3]	16,549,776	15,934,171
Citigroup Mortgage Loan Trust, Series 2014-6, Class 3A2
4.26%	11/25/35	[3],[8]	1,669,648	1,673,205
Citigroup Mortgage Loan Trust, Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
2.52%	06/25/47	[2],[3]	15,700,335	15,714,285
Citigroup Mortgage Loan Trust, Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
2.75%	03/25/47	[2],[3]	18,920,867	18,426,774
Citigroup Mortgage Loan Trust, Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
2.85%	03/25/36	[2],[3]	7,517,592	7,442,264
Conseco Finance Corp., Series 1996-7, Class M1
7.70%	09/15/26	[8]	4,546,365	4,846,525
Conseco Finance Corp., Series 1998-2, Class A5
6.24%	12/01/28		18,977	19,302
Conseco Finance Corp., Series 1998-3, Class A6
6.76%	03/01/30	[8]	1,909,137	1,987,192
Conseco Finance Corp., Series 1998-6, Class A8
6.66%	06/01/30	[8]	2,470,004	2,576,024
Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF2
8.00%	06/15/32	[3,8]	231,168	239,146
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[8]	913,751	931,538
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[3,8]	7,049,770	7,160,821
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		9,074	9,470
Countrywide Alternative Loan Trust, Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.50%)
3.66%	09/25/35	[2]	627,005	616,919
Countrywide Alternative Loan Trust, Series 2005-76, Class 2A1

See accompanying notes to Schedule of Portfolio Investments.

114 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
3.16%	02/25/36	[2]	$55,232,358	$52,076,991
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
3.70%	02/25/36	[8]	75,023	59,191
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
(LIBOR USD 1-Month plus 0.50%)
3.01%	08/01/36	[2]	1,088,432	746,904
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
3.89%	02/25/37	[8]	1,885,731	1,826,829
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.17%)
2.68%	06/25/46	[2]	533,293	552,935
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
2.71%	03/25/37	[2]	675,767	262,098
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
5.21%	03/25/34	[8]	6,066,597	6,110,819
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
5.81%	04/25/36	[8]	261,007	228,714
Countrywide Asset-Backed Certificates, Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
2.97%	11/25/35	[2]	18,235,806	18,110,056
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
3.31%	10/25/47	[2]	12,742,443	12,544,226
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
3.81%	06/19/31	[8]	10,494	10,496
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		75,041	75,096
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.89%	08/25/34	[8]	997,473	969,320
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
3.17%	02/25/35	[2]	127,516	123,326

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
4.13%	06/20/34	[8]	$28,466	$28,845
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
4.17%	09/20/34	[8]	1,154,813	1,122,252
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
4.52%	11/20/34	[8]	311,514	315,899
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
4.06%	04/25/35	[8]	979,295	915,495
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
3.54%	01/25/36	[8]	231,068	218,398
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
3.11%	05/25/35	[2]	4,421,709	4,071,335
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
4.52%	09/25/47	[8]	1,088,460	1,057,133
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.29%	03/25/37	[8]	1,426,330	1,191,981
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
4.24%	08/25/33	[8]	18,329	18,508
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1
4.50%	07/25/20		5,843	5,724
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-1, Class 2A1
6.50%	02/25/34		33,366	34,621
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 6A1
4.24%	06/25/34	[8]	172,873	175,989
Credit Suisse Mortgage Capital, Mortgage-Backed Trust, Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
3.21%	03/25/36	[2]	4,055,059	2,225,600

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 115

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital, Mortgage-Backed Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		$2,123,413	$1,771,076
Credit Suisse Mortgage Capital, Series 2009-14R, Class 2A1
5.00%	06/26/37	[3]	265,125	265,869
Credit Suisse Mortgage Capital, Series 2010-17R, Class 1A1
4.28%	06/26/36	[3,8]	244,319	245,509
Credit Suisse Mortgage Capital, Series 2014-10R, Class 3A1
(LIBOR USD 1-Month plus 2.75%)
5.26%	04/27/36	[2,3]	2,073,505	2,105,559
Credit Suisse Mortgage Capital, Series 2014-11R, Class 10A1
(LIBOR USD 1-Month plus 0.22%)
2.54%	05/27/37	[2,3]	2,822,754	2,820,624
Credit Suisse Mortgage Capital, Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
4.10%	08/27/36	[2,3]	10,821,526	10,911,940
Credit Suisse Mortgage Capital, Series 2014-7R, Class 7A1
2.46%	08/27/36	[3,8]	262,865	264,030
Credit Suisse Mortgage Capital, Series 2015-1R, Class 5A1
4.28%	09/27/35	[3,8]	5,507,941	5,528,325
Credit Suisse Mortgage Capital, Series 2015-2R, Class 4A1
2.52%	06/27/47	[3,8]	19,576,232	19,392,742
Credit Suisse Mortgage Capital, Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
2.52%	11/27/46	[2,3]	10,559,889	10,221,542
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2C (STEP-reset date 02/25/19)
4.10%	02/25/37		37,473,476	28,953,873
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2D (STEP-reset date 02/25/19)
4.10%	02/25/37		27,436,163	21,192,625
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2E (STEP-reset date 02/25/19)
4.10%	02/25/37		4,989,224	3,854,673
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 02/25/19)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.95%	01/25/33		$14,851	$14,962
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
(LIBOR USD 1-Month plus 1.04%)
3.54%	03/25/33	[2]	3,455,052	3,437,486
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
3.34%	11/25/33	[2]	85,637	83,808
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.65%	10/25/36	[2]	17,899,856	15,571,541
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
2.66%	11/25/36	[2]	31,881,963	20,229,287
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP-reset date 02/25/19)
3.58%	01/25/37		7,619,255	3,523,071
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP-reset date 02/25/19)
3.58%	01/25/37		14,318,394	6,619,392
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
2.49%	04/25/37	[2]	30,814,369	23,025,242
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.65%	10/25/36	[2]	60,457,355	46,443,516
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP-reset date 02/25/19)
5.78%	12/25/36		5,268,016	692,708
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.19%)
2.70%	08/25/36	[2]	4,329,432	4,040,210
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.64%	12/25/36	[2]	2,187,631	1,227,698
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR6, Class AR6

See accompanying notes to Schedule of Portfolio Investments.

116 / N-Q Report December 2018

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.19%)
2.70%	02/25/37	[2]	$851,412	$765,381
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		492,823	405,001
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
4.16%	02/25/36	[8]	1,187,261	1,018,108
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.83%	01/19/45	[2]	2,706,393	2,459,814
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.25%)
2.72%	02/19/45	[2]	442,574	433,025
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.24%)
2.71%	07/19/45	[2]	207,695	201,279
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.67%	10/19/36	[2]	20,206,436	17,638,815
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
2.61%	04/19/47	[2]	11,122,989	10,864,693
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33	[8]	11,144	11,143
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP-reset date 02/25/19)
5.80%	11/25/32		36,213	37,811
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.67%	10/25/36	[2]	16,039,176	12,227,844
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.75%	10/25/36	[2]	1,011,392	780,316
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
2.62%	12/25/37	[2]	11,809,171	10,182,232
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.67%	12/25/37	[2]	32,476,281	28,150,541

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.72%	12/25/37	[2]	$23,537,751	$20,510,215
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.15%)
2.66%	04/25/36	[2]	28,993,225	28,354,003
First Franklin Mortgage Loan Trust, Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.23%)
2.74%	07/25/36	[2]	31,440,000	29,459,632
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
2.65%	01/25/38	[2]	77,528,312	56,631,315
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
2.61%	03/25/37	[2]	29,041,032	19,702,386
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.66%	03/25/37	[2]	16,648,759	11,387,953
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.73%	03/25/37	[2]	30,999,548	21,446,210
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
4.07%	08/25/34	[8]	9,535,866	9,548,011
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
4.22%	09/25/34	[8]	45,213	44,693
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
4.21%	10/25/34	[8]	1,649,542	1,633,055
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
4.08%	12/25/35	[8]	18,029,850	16,466,022
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
4.08%	02/25/36	[8]	20,333,750	17,927,489
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4, Class 2A1
3.89%	06/25/35	[8]	19,144,687	17,882,690
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
4.09%	09/25/35	[8]	18,156,790	16,535,773
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
4.14%	10/25/35	[8]	22,565,170	18,739,985

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 117

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
4.10%	11/25/35	[8]	$20,833,357	$19,887,765
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
4.12%	03/25/36	[8]	23,929,183	20,408,362
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		12,974	9,920
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
4.67%	12/25/34	[8]	315,427	324,557
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
4.30%	01/25/37	[8]	133,053	119,709
First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1
4.35%	11/25/37	[8]	294,962	266,802
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.40%)
2.87%	08/19/34	[2]	6,814	6,757
Fremont Home Loan Trust, Series 2005-C, Class M1
(LIBOR USD 1-Month plus 0.72%)
3.23%	07/25/35	[2]	597,005	598,804
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.95%	06/25/30	[2]	27,504	22,933
GMACM Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
4.85%	12/19/33	[8]	2,187,875	2,203,859
GMACM Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
4.19%	06/25/34	[8]	5,068	4,988
GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
4.28%	11/19/35	[8]	809,463	770,323
GMACM Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
3.95%	05/19/36	[8]	1,570,322	985,435
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
2.75%	08/25/45	[2]	1,870,875	1,675,697
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
2.71%	10/25/45	[2]	17,524,815	15,555,427
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.27%)
2.78%	07/25/35	[2]	$3,161,679	$3,146,524
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A6
0.00%	4,7,†		37,800,000	—
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
2.67%	02/25/37	[2]	2,337,817	2,313,270
GS Mortgage Securities Resecuritization Trust, Series 2014-3R, Class 2A
(LIBOR USD 1-Month plus 0.18%)
2.50%	09/26/36	[2,3]	7,587,978	7,546,089
GS Mortgage Securities Resecuritization Trust, Series 2015-1R, Class 2A
4.30%	01/26/36	[3,8]	2,411,332	2,412,274
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.75%	10/25/57	[3]	53,906,071	53,035,273
GSAA Home Equity Trust, Series 2005-11, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.79%	10/25/35	[2]	5,961,328	5,924,250
GSAA Home Equity Trust, Series 2005-9, Class 2A3
(LIBOR USD 1-Month plus 0.37%)
2.88%	08/25/35	[2]	1,047,219	1,042,439
GSAMP Trust, Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
2.86%	12/25/35	[2]	25,693,000	24,679,288
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
4.31%	08/25/34	[8]	4,628	4,635
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
4.05%	08/25/34	[8]	383,996	383,397
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
4.20%	10/25/35	[8]	3,590,180	2,962,798
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
4.43%	09/25/35	[8]	172,244	169,442
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
4.28%	05/25/37	[8]	2,718,300	2,414,001
HarborView Mortgage Loan Trust, Series 2004-1, Class 2A
4.26%	04/19/34	[8]	7,247	7,307
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A2A

See accompanying notes to Schedule of Portfolio Investments.

118 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.68%)
3.15%	01/19/35	[2]	$435,167	$391,140
HarborView Mortgage Loan Trust,Series 2004-5, Class 2A6
3.86%	06/19/34	[8]	4,082	4,089
HarborView Mortgage Loan Trust,Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
2.95%	06/19/35	[2]	495,232	490,286
HarborView Mortgage Loan Trust,Series 2005-4, Class 2A
4.88%	07/19/35	[8]	46,438	40,784
HarborView Mortgage Loan Trust,Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
2.67%	11/19/36	[2]	84,497,903	72,757,629
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
2.51%	09/19/46	[2]	101,215,063	94,293,451
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
3.51%	10/25/37	[2]	33,260,422	30,934,966
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
3.51%	10/25/37	[2]	10,288,978	10,251,214
Impac CMB Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
3.03%	04/25/35	[2]	5,180,966	4,917,101
Impac CMB Trust, Series 2005-4, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.76%	05/25/35	[2]	6,721,023	6,545,577
Impac Secured Assets Corp., Series 2004-3, Class M1
(LIBOR USD 1-Monthplus 0.90%)
3.41%	11/25/34	[2]	798,948	800,606
Impac Secured Assets Corp., Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
3.41%	02/25/35	[2]	670,000	667,486
Impac Secured Assets Trust, Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.17%)
2.68%	11/25/36	[2]	10,544,547	9,865,865
Impac Secured Assets Trust, Series 2007-2, Class 1A1A

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.11%)
2.62%	05/25/37	[2]	$9,885,462	$8,103,167
Impac Secured Assets Trust, Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.76%	05/25/37	[2]	72,706,357	61,812,633
IndyMac Index Mortgage Loan Trust,Series 2004-AR4, Class 1A
3.94%	08/25/34	[8]	1,293,402	1,278,182
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
3.31%	08/25/34	[2]	18,606	16,968
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
3.37%	09/25/34	[2]	70,695	66,976
IndyMac Index Mortgage Loan Trust,Series 2005-AR1, Class 4A1
3.95%	03/25/35	[8]	801,668	787,395
IndyMac Index Mortgage Loan Trust,Series 2005-AR17, Class 3A1
3.93%	09/25/35	[8]	4,984,433	4,540,810
IndyMac Index Mortgage Loan Trust,Series 2005-AR19, Class A1
3.75%	10/25/35	[8]	29,942,164	24,894,544
IndyMac Index Mortgage Loan Trust,Series 2005-AR31, Class 3A1
3.91%	01/25/36	[8]	1,431,597	1,347,795
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
2.99%	04/25/35	[2]	678,391	651,397
IndyMac Index Mortgage Loan Trust,Series 2006-AR19, Class 1A2
3.94%	08/25/36	[8]	17,171,227	13,790,973
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.12%)
2.63%	08/25/36	[2]	193,784	180,372
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
2.71%	10/25/36	[2]	27,492,976	25,440,938
IndyMac Index Mortgage Loan Trust,Series 2006-AR7, Class 1A1
3.55%	05/25/36	[8]	4,445,984	4,142,525
IndyMac Index Mortgage Loan Trust,Series 2006-AR7, Class 2A1
3.83%	05/25/36	[8]	31,733,072	27,621,786
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 119

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.78%	03/25/37	[8]	$767,093	$742,457
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.35%	06/25/37	[8]	4,588,123	3,773,821
IndyMac Index Mortgage Loan Trust,Series 2007-AR7, Class 1A1
4.04%	11/25/37	[8]	3,428,882	3,352,801
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1,Class A3
6.61%	02/25/28		113,557	114,549
JPMorgan Alternative Loan Trust,Series 2006-A2, Class 2A1
4.13%	05/25/36	[8]	870,450	731,241
JPMorgan Alternative Loan Trust,Series 2006-A2, Class 5A1
3.85%	05/25/36	[8]	8,474,692	7,190,580
JPMorgan Mortgage Acquisition Trust, Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
3.17%	09/25/35	[2]	10,036,967	10,015,573
JPMorgan Mortgage Acquisition Trust, Series 2006-NC2, Class A4
(LIBOR USD 1-Month plus 0.15%)
2.66%	07/25/36	[2]	3,536,134	3,561,292
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A (STEP-reset date 02/25/19)
5.83%	07/25/36		37,990,533	19,676,296
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6 (STEP-reset date 02/25/19)
6.00%	07/25/36		5,297,688	2,637,385
JPMorgan Mortgage Acquisition Trust,Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.74%	11/25/36	[2]	732,748	733,112
JPMorgan Mortgage Acquisition Trust,Series 2007-CH3, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.72%	03/25/37	[2]	1,416,424	1,413,459
JPMorgan Mortgage Acquisition Trust,Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
2.66%	05/25/37	[2]	64,115,650	61,443,297
JPMorgan Mortgage Acquisition Trust,Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
2.61%	03/25/47	[2]	146,869	101,965
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF2 (STEP-reset date 02/25/19)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
4.26%	03/25/47		$9,607,894	$7,234,861
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF3 (STEP-reset date 02/25/19)
4.26%	05/25/35		8,086,216	6,088,956
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4 (STEP-reset date 02/25/19)
4.26%	03/25/47		3,675,553	2,767,646
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.79%	03/25/47	[2]	240,000	211,723
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
3.86%	11/25/33	[8]	168,028	165,346
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
4.64%	09/25/34	[8]	668,487	686,236
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
4.43%	08/25/35	[8]	147,715	148,733
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		2,672,210	2,463,798
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
4.61%	11/25/33	[8]	6,930	6,992
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.81%	05/25/36	[8]	1,392,491	1,334,180
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
3.79%	05/25/36	[8]	920,575	892,919
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
4.19%	06/25/36	[8]	720,275	689,755
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
4.19%	06/25/36	[8]	2,321,936	2,175,989
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
4.28%	08/25/36	[8]	677,345	623,649
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
4.33%	07/25/35	[8]	2,321,354	2,395,412
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
3.88%	05/25/37	[8]	3,222,165	2,891,481
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
3.78%	05/25/37	[8]	515,326	489,876

See accompanying notes to Schedule of Portfolio Investments.

120 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
3.89%	06/25/37	[8]	$4,844,933	$4,761,272
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
4.05%	06/25/37	[8]	752,769	708,012
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1
(LIBOR USD 1-Month plus 0.19%)
2.51%	12/27/46	[2,3]	13,248,582	12,959,004
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		1,345	1,353
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[8]	389,721	392,520
Lehman XS Trust, Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.81%	11/25/35	[2]	12,407,215	12,328,378
Lehman XS Trust, Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
3.05%	12/25/35	[2]	526,847	497,209
Lehman XS Trust, Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.20%)
2.71%	08/25/46	[2]	20,245,556	18,650,403
Lehman XS Trust, Series 2006-13, Class 1A2
(LIBOR USD 1-Month plus 0.17%)
2.68%	09/25/36	[2]	6,377,130	6,223,246
Lehman XS Trust, Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
2.75%	08/25/36	[2]	77,629	74,077
Lehman XS Trust, Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
2.67%	06/25/36	[2]	43,184,913	38,423,958
Lehman XS Trust, Series 2006-9, Class A1B
(LIBOR USD 1-Month plus 0.16%)
2.67%	05/25/46	[2]	5,880,286	8,786,693
Lehman XS Trust, Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.24%)
2.75%	03/25/47	[2]	27,032,214	23,245,401
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.90%)
3.41%	10/25/34	[2]	$49,441	$49,333
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
4.27%	01/25/34	[8]	50,909	50,246
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
4.24%	11/25/33	[8]	1,228,220	1,243,984
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
4.44%	11/21/34	[8]	5,252,913	5,399,022
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
4.45%	10/25/34	[8]	666,170	659,963
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
3.62%	06/25/34	[8]	253	233
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
4.37%	09/25/34	[8]	3,566,547	3,469,793
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
3.98%	05/25/36	[8]	8,005,290	6,249,105
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		69,066	68,997
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		2,529	2,531
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.15%)
2.66%	11/25/36	[2]	15,857,477	7,543,477
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.72%	11/25/36	[2]	4,404,855	2,116,980
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
2.72%	05/25/37	[2]	39,138,107	37,181,284
MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1
4.62%	10/25/32	[8]	18,986	19,264
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates, Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
3.16%	11/15/31	[2]	1,581,632	1,578,845
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 121

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.17%)
2.68%	04/25/37	[2]	$36,893,012	$21,590,529
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
2.76%	04/25/37	[2]	80,065,308	47,376,757
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
2.75%	05/25/37	[2]	38,179,052	25,817,538
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
2.83%	05/25/37	[2]	18,854,474	12,903,302
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.69%	06/25/37	[2]	15,787,732	11,615,936
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
2.76%	06/25/37	[2]	21,086,169	16,156,505
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
2.63%	07/25/37	[2]	34,066,045	23,614,228
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
2.67%	07/25/37	[2]	24,971,257	16,531,385
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
4.59%	10/25/33	[8]	457,807	462,491
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
4.09%	08/25/34	[8]	2,143,218	2,141,022
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.21%)
2.72%	02/25/36	[2]	12,891	12,269
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A4
(LIBOR USD 1-Month plus 0.34%)
2.85%	08/25/35	[2]	549,147	545,330
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A2B (STEP-reset date 02/25/19)
5.61%	03/25/37		32,482,042	11,233,162
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A2D (STEP-reset date 02/25/19)
5.90%	03/25/37		25,422,576	8,791,404

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
5.09%	08/25/36	[2]	$5,554,950	$5,416,660
Mid-State Capital Corp., Series 2004-1, Class A
6.01%	08/15/37		335,816	362,114
Mid-State Capital Corp., Series 2005-1, Class A
5.75%	01/15/40		16,238,037	17,488,846
Mid-State Capital Corp., Series 2006-1, Class A
5.79%	10/15/40	[3]	11,864,284	12,800,499
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		263,009	277,598
Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.81%	12/25/35	[2]	4,211,411	4,199,606
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
2.83%	01/25/35	[2]	168,216	162,828
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.95%	09/25/34	[8]	998,449	980,516
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
2.77%	04/25/35	[2]	3,945,414	3,859,085
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[8]	830,145	352,282
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP-reset date 02/25/19)
5.50%	02/25/47		212,031	209,321
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.12%)
2.63%	04/25/37	[2]	5,751,366	2,701,105
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A
3.60%	06/26/46	[3,8]	2,623,730	2,618,409
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A (Federal Reserve US 12-Month Cumulative Average plus 0.82%)
2.87%	12/26/46	[2,3]	13,324,952	13,184,238
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A

See accompanying notes to Schedule of Portfolio Investments.

122 / N-Q Report December 2018

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
3.03%	07/26/46	[2,3]	$5,334,262	$5,316,161
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
4.18%	08/26/34	[3,8]	2,352,791	2,372,554
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A

(Federal Reserve US 12-Month Cumulative Average plus 0.75%)
2.63%	06/26/47	[2,3]	26,473,275	25,792,293
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A

(Federal Reserve US 12-Month Cumulative Average plus 0.96%)
3.01%	06/26/47	[2,3]	9,845,861	9,768,984
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
3.12%	08/26/47	[2,3]	14,029,499	13,900,209
MortgageIT Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
3.15%	02/25/35	[2]	7,712,413	7,679,548
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.79%	10/25/35	[2]	9,114,157	8,853,051
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.77%	12/25/35	[2]	1,425,226	1,414,689
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.79%	09/25/36	[2]	13,085,875	12,881,205
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
2.76%	06/25/37	[2]	8,265,000	7,771,421
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
3.59%	01/25/34	[2]	151,462	150,797
New Century Home Equity Loan Trust, Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
3.18%	03/25/35	[2]	748,493	746,415
New Century Home Equity Loan Trust, Series 2005-B, Class A1
(LIBOR USD 1-Month plus 0.25%)
2.76%	10/25/35	[2]	5,301,745	5,297,648
New Century Home Equity Loan Trust, Series 2005-D, Class A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.22%)
2.73%	02/25/36	[2]	$340,421	$336,663
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
2.78%	03/25/36	[2]	24,732,000	24,469,467
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
3.59%	06/26/37	[3,8]	2,659,742	2,683,836
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
2.78%	11/26/36	[2,3]	5,472,290	5,399,187
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
4.06%	01/26/36	[3,8]	3,837,396	3,850,938
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
(LIBOR USD 1-Month plus 0.15%)
2.74%	09/26/36	[2,3]	3,540,576	3,486,401
Nomura Resecuritization Trust, Series 2014-6R, Class 2A1
(LIBOR USD 1-Month plus 0.16%)
2.91%	03/26/37	[2,3]	8,329,111	8,028,936
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
(LIBOR USD 1-Month plus 0.13%)
2.44%	01/26/37	[2,3]	13,169,637	12,987,523
Nomura Resecuritization Trust,Series 2015-4R, Class 1A1
(LIBOR USD 1-Month plus 0.19%)
2.49%	03/26/47	[2,3]	164,471	165,195
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[8]	22,009,324	12,108,557
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
2.73%	01/25/36	[2]	22,061,989	21,838,752
Ownit Mortgage Loan Trust, Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.65%	05/25/37	[2]	25,801,130	24,725,183
Ownit Mortgage Loan Trust, Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.75%	05/25/37	[2]	23,807,987	19,927,040
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP-reset date 02/25/19)
3.84%	01/25/36		22,910,000	20,156,782

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 123

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Popular ABS Mortgage Pass-Through Trust,Series 2006-D, Class A3 (LIBOR USD 1-Month plus 0.26%)
2.77%	11/25/36	[2]	$80,728	$79,470
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3 (LIBOR USD 1-Month plus 0.31%)
2.82%	06/25/47	[2]	23,015,500	18,687,615
Popular ABS, Inc., Series 1998-1,Class A2 (STEP-reset date 02/25/19)
7.48%	11/25/29		73,604	71,781
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
4.34%	08/25/33	[8]	587,816	593,302
Residential Accredit Loans Trust, Series 2005-QA10, Class A31
4.75%	09/25/35	[8]	519,711	439,952
Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
4.84%	12/25/35	[8]	4,817,921	3,218,299
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
4.29%	04/25/35	[8]	1,680,740	1,580,498
Residential Accredit Loans Trust, Series 2005-QA7, Class A1
4.26%	07/25/35	[8]	4,274,824	3,522,480
Residential Accredit Loans Trust, Series 2005-QO5, Class A1 (Federal Reserve US 12-Month Cumulative Average plus 1.00%)
3.16%	01/25/46	[2]	6,946,793	6,406,025
Residential Accredit Loans Trust, Series 2006-QA1, Class A11
4.21%	01/25/36	[8]	162,078	140,550
Residential Accredit Loans Trust, Series 2006-QA1, Class A21
4.75%	01/25/36	[8]	17,507,135	15,123,283
Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1 (LIBOR USD 1-Month plus 0.19%)
2.69%	08/25/36	[2]	30,578,915	27,880,744
Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.57%	08/25/36	[4,5,8]	31,093,212	728,620
Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9 (LIBOR USD 1-Month plus 0.38%)
2.89%	09/25/36	[2]	282,806	222,235
Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.47%	02/25/36	[4,5,8]	101,318,027	1,624,635

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.71%	06/25/36	[4,5,8]	$53,737,757	$1,380,069
Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[4,5,8]	121,781,605	3,897,346
Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.41%	09/25/37	[4,5,8]	87,218,899	1,520,217
Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.37%	03/25/37	[4,5,8]	54,190,656	787,406
Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.26%	03/25/37	[4,5,8]	64,282,472	588,030
Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.32%	04/25/37	[4,5,8]	136,092,395	1,846,883
Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37	[4,5,8]	42,900,015	620,956
Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.40%	06/25/37	[4,5,8]	113,956,613	2,026,469
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31		6,027	5,933
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		38,755	40,346
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4
8.50%	12/25/31		32,838	22,741
Residential Asset Mortgage Products Trust, Series 2005-RS8, Class A3 (LIBOR USD 1-Month plus 0.37%)
2.88%	09/25/35	[2]	7,484,070	7,486,932
Residential Asset Mortgage Products Trust, Series 2005-RZ3, Class M3 (LIBOR USD 1-Month plus 0.55%)
3.06%	09/25/35	[2]	750,000	745,274
Residential Asset Securities Trust, Series 2006-KS3, Class M1 (LIBOR USD 1-Month plus 0.33%)
2.84%	04/25/36	[2]	815,000	787,836
Residential Asset Securitization Trust, Series 2004-IP2, Class 1A1
4.47%	12/25/34	[8]	262,486	256,904
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
4.38%	12/25/34	[8]	23,973	23,973

See accompanying notes to Schedule of Portfolio Investments.

124 / N-Q Report December 2018

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust, Series 2004-IP2, Class 3A1
4.53%	12/25/34	[8]	$536,921	$540,512
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		2,645,155	2,620,002
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
4.14%	11/25/35	[8]	5,871,342	4,760,443
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
4.93%	09/25/36	[8]	1,013,749	967,351
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
5.45%	09/25/36	[8]	369,154	289,095
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
5.31%	11/25/36	[8]	113,632	108,190
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
4.41%	04/25/37	[8]	2,154,788	2,057,297
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP-reset date 02/25/19)
6.81%	08/25/31		6,632	6,632
Saxon Asset Securities Trust, Series 2007-1, Class A2C (LIBOR USD 1-Month plus 0.15%)
2.66%	01/25/47	[2]	7,177,640	7,034,975
Saxon Asset Securities Trust, Series 2007-3, Class 2A3 (LIBOR USD 1-Month plus 0.40%)
2.91%	09/25/47	[2]	32,174,000	27,933,953
Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2 (STEP-reset date 02/25/19)
3.37%	01/25/36		8,247,221	6,915,024
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2A (LIBOR USD 1-Month plus 0.11%)
2.62%	02/25/37	[2]	6,897,963	4,204,762
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2B (LIBOR USD 1-Month plus 0.27%)
2.78%	02/25/372		34,147,073	21,446,479
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2 (LIBOR USD 1-Month plus 0.23%)
2.74%	02/25/37	[2]	55,186,553	31,310,166
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A (LIBOR USD 1-Month plus 0.13%)
2.64%	05/25/37	[2]	19,938,474	14,839,097

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2C (LIBOR USD 1-Month plus 0.35%)
2.86%	05/25/37	[2]	$15,037,424	$11,427,083
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B (LIBOR USD 1-Month plus 0.15%)
2.66%	12/25/36	[2]	36,701,481	21,295,113
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B (LIBOR USD 1-Month plus 0.14%)
2.65%	01/25/37	[2]	20,036,346	14,672,774
Sequoia Mortgage Trust, Series 2003-2, Class A1 (LIBOR USD 1-Month plus 0.66%)
3.13%	06/20/33	[2]	949	927
Sequoia Mortgage Trust, Series 2003-8, Class A1 (LIBOR USD 1-Month plus 0.64%)
3.11%	01/20/34	[2]	1,896	1,859
Sequoia Mortgage Trust, Series 2004-3, Class A (LIBOR USD 6-Month plus 0.50%)
3.19%	05/20/34	[2]	468,477	455,157
SG Mortgage Securities Trust, Series 2007-NC1, Class A2 (LIBOR USD 1-Month plus 0.24%)
2.75%	12/25/36	[2,3]	16,526,611	11,021,946
Soundview Home Loan Trust, Series 2005-OPT1, Class M2 (LIBOR USD 1-Month plus 0.68%)
3.18%	06/25/35	[2]	26,959,842	26,795,614
STRU TCW-1154 Coll
3.78%	01/01/29		39,112,000	40,199,803
STRU TCW-1161 Coll
3.81%	01/01/29		42,000,000	43,336,734
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
4.62%	02/25/34	[8]	23,565	23,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
4.24%	09/25/34	[8]	8,980,141	8,854,945
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
4.23%	10/25/34	[8]	231,276	232,037
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
4.36%	10/25/348		9,429,984	9,572,167
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
4.32%	10/25/34	[8]	3,219,228	3,035,438

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 125

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
2.92%	11/25/34	[8]	$47,298	$44,226
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
4.12%	01/25/35	[8]	796,140	788,368
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
4.34%	06/25/35	[8]	2,544,465	2,470,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3
4.25%	09/25/35	[8]	18,927,694	15,843,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1 (LIBOR USD 1-Month plus 0.16%)
2.67%	01/25/37	[2]	36,768,955	34,097,371
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
4.19%	10/25/47	[8]	883,412	737,433
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A (LIBOR USD 1-Month plus 0.28%)
2.79%	02/25/36	[2]	699,488	662,344
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF2, Class A4 (LIBOR USD 1-Month plus 0.31%)
2.82%	07/25/36	[2]	9,383,719	9,412,116
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A1 (LIBOR USD 1-Month plus 0.14%)
2.65%	09/25/36	[2]	4,391,320	4,369,068
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1 (LIBOR USD 1-Month plus 0.30%)
2.81%	01/25/35	[2]	2,023,981	1,980,315
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 1997-2, Class 2A4
7.25%	03/28/30		1,295	1,322
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class 3A5
4.34%	09/25/33	[8]	188,512	189,737
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 5A4
4.39%	11/25/33	[8]	1,460,122	1,483,271
Structured Asset Securities Corp. Trust, Series 2005-17, Class 4A4
5.50%	10/25/35		3,336,102	3,342,118
Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A4

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
5.50%	04/25/35		$2,925,561	$2,876,312
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
4.19%	06/25/37	[8]	3,667,971	3,386,730
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
4.02%	12/25/44	[8]	142,626	140,126
Wachovia Mortgage Loan Trust, Series 2006-ALT1, Class A3 (LIBOR USD 1-Month plus 0.23%)
2.74%	01/25/37	[2]	18,255,327	11,983,614
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A3 (LIBOR USD 1-Month plus 0.24%)
2.47%	08/25/36	[2]	20,494,501	11,844,123
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2 (LIBOR USD 1-Month plus 0.11%)
2.62%	01/25/37	[2]	4,142,411	2,624,692
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3 (LIBOR USD 1-Month plus 0.15%)
2.66%	01/25/37	[2]	38,239,108	24,351,169
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4 (LIBOR USD 1-Month plus 0.23%)
2.74%	01/25/37	[2]	12,836,223	8,257,846
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
4.22%	06/25/33	[8]	4,363,690	4,409,609
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
3.96%	06/25/34	[8]	46,756	47,631
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A (LIBOR USD 1-Month plus 0.42%)
2.93%	05/25/44	[2]	1,693,666	1,698,215
WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3 (LIBOR USD 1-Month plus 0.55%)
3.06%	05/25/35	[2]	3,527,555	2,850,415
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13 (LIBOR USD 1-Month plus 0.50%)
3.01%	06/25/35	[2]	6,225,070	5,318,615
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A (LIBOR USD 1-Month plus 0.64%)
3.15%	01/25/45	[2]	866,575	889,493
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A

See accompanying notes to Schedule of Portfolio Investments.

126 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.32%)
2.83%	08/25/45	[2]	$44,265,494	$42,468,235
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
4.04%	10/25/358		1,450,261	1,431,940
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1 (LIBOR USD 1-Month plus 0.29%)
2.80%	10/25/45	[2]	6,709,413	6,653,467
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
4.06%	12/25/35	[8]	4,640,686	4,486,126
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1 (LIBOR USD 1-Month plus 0.26%)
2.77%	11/25/45	[2]	34,019,897	33,046,611
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1 (LIBOR USD 1-Month plus 0.27%)
2.78%	12/25/45	[2]	15,761,922	15,676,275
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2 (LIBOR USD 1-Month plus 0.29%)
2.80%	12/25/45	[2]	18,418,314	17,470,631
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A (LIBOR USD 1-Month plus 0.33%)
2.84%	01/25/45	[2]	16,012,860	16,016,517
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A (LIBOR USD 1-Month plus 0.31%)
2.82%	01/25/45	[2]	1,453,901	1,412,717
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23 (LIBOR USD 1-Month plus 0.38%)
2.89%	01/25/45	[2]	5,162,794	5,045,226
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A (LIBOR USD 1-Month plus 0.46%)
2.97%	04/25/45	[2]	187,386	183,124
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A (Federal Reserve US 12-Month Cumulative Average plus 1.07%)
3.23%	01/25/46	[2]	36,973,768	36,278,447
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
3.88%	09/25/36	[8]	15,119,173	13,943,991
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
3.69%	12/25/36	[8]	852,459	822,620

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A (Federal Reserve US 12-Month Cumulative Average plus 1.00%)
3.16%	02/25/46	[2]	$19,037,806	$18,947,487
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A (Federal Reserve US 12-Month Cumulative Average plus 0.94%)
2.99%	05/25/46	[2]	6,478,572	6,491,261
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A (Federal Reserve US 12-Month Cumulative Average plus 0.98%)
3.14%	07/25/46	[2]	14,096,020	12,731,073
WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		260,248	250,970
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
3.90%	07/25/37	[8]	307,285	283,320
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A (Federal Reserve US 12-Month Cumulative Average plus 0.70%)
2.86%	02/25/47	[2]	16,090,069	14,419,491
WaMu MSC Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
4.09%	11/25/30	[8]	344,546	348,780
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		212,619	205,392
Wells Fargo Mortgage-Backed SecuritiesTrust, Series 2003-M, Class A1
4.90%	12/25/33	[8]	923,417	948,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
4.54%	07/25/34	[8]	174,784	174,759
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
4.61%	09/25/34	[8]	1,679,693	1,724,610
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
4.51%	06/25/35	[8]	821,875	825,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		1,794,362	1,773,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		210,294	204,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
4.08%	03/25/36	[8]	3,400,568	3,350,200

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 127

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
4.43%	07/25/36	[8]	$171,821	$171,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
4.43%	07/25/36	[8]	58,271	58,249
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
4.43%	07/25/36	[8]	124,623	124,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
4.43%	07/25/36	[8]	728,482	728,201
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
4.56%	04/25/36	[8]	3,203	3,203

				4,939,941,384

U.S. Agency Commercial
Mortgage-Backed — 1.72%
Fannie Mae-Aces, Series 2011-M5, Class X (IO)
1.04%	07/25/21	[8]	115,206,501	2,652,659
Fannie Mae-Aces, Series 2014-M12, Class FA (LIBOR USD 1-Month plus 0.30%)
2.60%	10/25/21	[2]	12,101,894	12,109,216
Fannie Mae-Aces, Series 2014-M8, Class A1
2.35%	06/25/24		5,074,674	5,018,639
Fannie Mae-Aces, Series 2015-M10, Class A2
3.09%	04/25/27	[8]	122,515,000	119,666,857
Fannie Mae-Aces, Series 2015-M10, Class FA (LIBOR USD 1-Month plus 0.25%)
2.55%	03/25/19	[2]	1,591,255	1,588,694
Fannie Mae-Aces, Series 2016-M13, Class FA (LIBOR USD 1-Month plus 0.67%)
2.97%	11/25/23	[2]	38,035,585	38,078,662
Fannie Mae-Aces, Series 2017-M13, Class A2
2.94%	09/25/27	[8]	186,605,000	181,622,423
Fannie Mae-Aces, Series 2017-M13, Class FA (LIBOR USD 1-Month plus 0.40%)
2.70%	10/25/24	[2]	4,467,496	4,467,210
Fannie Mae-Aces, Series 2018-M1, Class A2
2.99%	12/25/27	[8]	810,000	794,186
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class A2

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
3.92%	09/25/28	[8]	$180,000,000	$188,432,766
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K083, Class A2
4.05%	09/25/28	[8]	175,000,000	184,994,136
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K084, Class A2
3.78%	10/25/28	[8]	200,335,000	207,338,050
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K154, Class A2
3.42%	04/25/32		750,000	748,102
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K154, Class A3
3.46%	11/25/32		72,550,000	71,506,629
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K157, Class A3
3.99%	08/25/33	[8]	250,000	259,717
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF03, Class A (LIBOR USD 1-Month plus 0.34%)
2.69%	01/25/21	[2]	418,928	419,416
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF15, Class A (LIBOR USD 1-Month plus 0.67%)
3.02%	02/25/23	[2]	72,261,757	72,373,538
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A (LIBOR USD 1-Month plus 0.55%)
2.90%	03/25/23	[2]	33,924,578	33,988,187
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class A2
2.74%	09/25/25		65,000,000	62,666,302
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSW1, Class A (LIBOR USD 1-Month plus 0.58%)
2.93%	02/25/26	[2]	6,816,993	6,808,837
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A (LIBOR USD 1-Month plus 0.53%)
3.05%	03/09/21	[2]	1,577,731	1,578,469

				1,197,112,695

U.S. Agency Mortgage-Backed — 30.88%
Fannie Mae Pool (TBA)

See accompanying notes to Schedule of Portfolio Investments.

128 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.00%	01/01/34	$34,100,000	$34,041,391
3.50%	01/01/49	386,770,000	386,732,232
4.00%	01/01/49	244,920,000	249,684,461
4.50%	01/01/49	39,225,000	40,623,157
Fannie Mae Pool 190375
5.50%	11/01/36	926,895	998,397
Fannie Mae Pool 190396
4.50%	06/01/39	13,943	14,606
Fannie Mae Pool 254232
6.50%	03/01/22	11,261	11,717
Fannie Mae Pool 313182
7.50%	10/01/26	1,597	1,709
Fannie Mae Pool 394854
6.50%	05/01/27	1,092	1,179
Fannie Mae Pool 467243
4.55%	01/01/21	2,442,609	2,522,790
Fannie Mae Pool 468128
4.33%	07/01/21	1,904,219	1,969,200
Fannie Mae Pool 468587
3.84%	08/01/21	640,586	656,226
Fannie Mae Pool 545191
7.00%	09/01/31	3,869	4,208
Fannie Mae Pool 545756
7.00%	06/01/32	903	1,024
Fannie Mae Pool 606108
7.00%	03/01/31	2,727	2,737
Fannie Mae Pool 613142
7.00%	11/01/31	9,583	10,911
Fannie Mae Pool 625666
7.00%	01/01/32	9,245	10,166
Fannie Mae Pool 633698
7.50%	02/01/31	33,614	38,427
Fannie Mae Pool 655928
7.00%	08/01/32	147,304	169,342
Fannie Mae Pool 725257
5.50%	02/01/34	1,021,095	1,099,773
Fannie Mae Pool 734830
4.50%	08/01/33	14,077	14,643
Fannie Mae Pool 734922
4.50%	09/01/33	2,254,340	2,356,615
Fannie Mae Pool 735207
7.00%	04/01/34	21,731	24,402
Fannie Mae Pool 735224
5.50%	02/01/35	4,223,310	4,550,174
Fannie Mae Pool 735646
4.50%	07/01/20	209,128	213,094
Fannie Mae Pool 735651
4.50%	06/01/35	4,880,326	5,111,249

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735686
6.50%	12/01/22		$3,472	$3,540
Fannie Mae Pool 740297
5.50%	10/01/33		2,020	2,176
Fannie Mae Pool 745147
4.50%	12/01/35		30,748	32,022
Fannie Mae Pool 745592
5.00%	01/01/21		292	293
Fannie Mae Pool 753168
4.50%	12/01/33		8,053	8,384
Fannie Mae Pool 815422
4.50%	02/01/35		39,389	41,018
Fannie Mae Pool 817611 (LIBOR USD 6-Month plus 1.58%)
4.08%	11/01/35	[2]	188,103	198,243
Fannie Mae Pool 839109 (LIBOR USD 12-Month plus 1.91%)
4.79%	11/01/35	[2]	4,070	4,219
Fannie Mae Pool 841031 (LIBOR USD 12-Month plus 1.84%)
4.71%	11/01/35	[2]	2,689	2,797
Fannie Mae Pool 844773 (LIBOR USD 12-Month plus 1.59%)
4.55%	12/01/35	[2]	5,224	5,425
Fannie Mae Pool 888412
7.00%	04/01/37		251,403	274,829
Fannie Mae Pool 889125
5.00%	12/01/21		605,336	609,286
Fannie Mae Pool 889184
5.50%	09/01/36		3,962,169	4,268,836
Fannie Mae Pool 918445 (LIBOR USD 12-Month plus 1.57%)
3.69%	05/01/37	[2]	7,052	7,342
Fannie Mae Pool 933033
6.50%	10/01/37		285,410	309,274
Fannie Mae Pool AB1613
4.00%	10/01/40		37,803,056	38,941,578
Fannie Mae Pool AB1803
4.00%	11/01/40		42,937,568	44,284,399
Fannie Mae Pool AB2127
3.50%	01/01/26		20,681,720	20,964,425
Fannie Mae Pool AB3679
3.50%	10/01/41		14,807,479	14,914,439
Fannie Mae Pool AB3864
3.50%	11/01/41		12,428,518	12,533,869
Fannie Mae Pool AB4045
3.50%	12/01/41		13,147,638	13,257,459
Fannie Mae Pool AB4262

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 129

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
3.50%	01/01/32	$9,060,438	$9,228,870
Fannie Mae Pool AB9703
3.50%	06/01/43	33,802,814	34,013,958
Fannie Mae Pool AC8279
4.50%	08/01/39	20,320	21,164
Fannie Mae Pool AD0849
4.25%	02/01/20	16,864,392	17,063,704
Fannie Mae Pool AD0895
4.50%	07/01/19	13,462,258	13,500,406
Fannie Mae Pool AE0482
5.50%	01/01/38	9,825,678	10,593,982
Fannie Mae Pool AE0600
3.85%	11/01/20	15,323,818	15,590,650
Fannie Mae Pool AE0605
4.65%	07/01/20	8,628,421	8,710,318
Fannie Mae Pool AE0913
4.15%	09/01/20	77,034,709	78,194,598
Fannie Mae Pool AE0918
3.67%	10/01/20	2,800,227	2,835,940
Fannie Mae Pool AH3780
4.00%	02/01/41	16,888,978	17,429,074
Fannie Mae Pool AJ1404
4.00%	09/01/41	25,504,082	26,254,852
Fannie Mae Pool AL0209
4.50%	05/01/41	25,878,546	27,198,267
Fannie Mae Pool AL0290
4.45%	04/01/21	21,902,899	22,616,649
Fannie Mae Pool AL0834
4.07%	10/01/21	21,612,552	22,208,578
Fannie Mae Pool AL0851
6.00%	10/01/40	16,734,692	18,263,933
Fannie Mae Pool AL1445
4.36%	11/01/21	66,060,770	67,686,257
Fannie Mae Pool AL2669
4.46%	09/01/21	18,028,982	18,372,997
Fannie Mae Pool AL4597
4.00%	01/01/44	64,557,129	66,561,931
Fannie Mae Pool AL6829
2.96%	05/01/27	2,303,861	2,282,326
Fannie Mae Pool AL8037
4.50%	07/01/34	289,719	303,012
Fannie Mae Pool AL8356
4.50%	07/01/34	768,667	803,881
Fannie Mae Pool AL8960
4.50%	05/01/46	67,331,338	70,137,964
Fannie Mae Pool AL9106
4.50%	02/01/46	87,387,079	90,958,867
Fannie Mae Pool AL9217

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
3.50%	10/01/46	$42,737,531	$42,899,252
Fannie Mae Pool AL9472
4.00%	10/01/43	12,297,342	12,644,646
Fannie Mae Pool AL9722
4.50%	08/01/46	295,115,735	307,381,483
Fannie Mae Pool AL9846
4.50%	02/01/47	294,468,545	306,707,394
Fannie Mae Pool AM0414
2.87%	09/01/27	39,760,000	38,751,438
Fannie Mae Pool AM1445
1.56%	11/01/19	650,014	641,707
Fannie Mae Pool AM4236
3.94%	08/01/25	9,233	9,665
Fannie Mae Pool AM4687
3.70%	12/01/25	5,148,130	5,339,465
Fannie Mae Pool AM4869
4.07%	12/01/25	1,831,203	1,933,608
Fannie Mae Pool AM6057
3.44%	08/01/26	6,750,000	6,911,329
Fannie Mae Pool AM6155
3.23%	07/01/26	2,880,545	2,925,022
Fannie Mae Pool AM6667
3.39%	09/01/26	3,461,000	3,524,886
Fannie Mae Pool AM7016
3.47%	10/01/29	4,972,635	5,007,608
Fannie Mae Pool AM8036
2.66%	03/01/27	1,965,000	1,890,050
Fannie Mae Pool AM8709
2.82%	04/01/27	6,315,339	6,153,910
Fannie Mae Pool AM8765
2.83%	06/01/27	4,000,000	3,890,508
Fannie Mae Pool AM8958
2.97%	06/01/30	5,500,000	5,230,422
Fannie Mae Pool AM8969
3.27%	07/01/30	12,691,000	12,458,902
Fannie Mae Pool AM9004
2.80%	06/01/25	99,189,037	98,645,853
Fannie Mae Pool AM9440
3.05%	07/01/27	47,705,000	46,794,479
Fannie Mae Pool AM9602
3.57%	08/01/27	1,741,931	1,771,633
Fannie Mae Pool AM9623
3.34%	07/01/30	1,420,000	1,401,996
Fannie Mae Pool AM9749
3.48%	11/01/30	5,410,396	5,448,280
Fannie Mae Pool AM9954
3.22%	11/01/27	3,192,135	3,184,828
Fannie Mae Pool AN0153

See accompanying notes to Schedule of Portfolio Investments.

130 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
3.36%	11/01/30		$10,614,645	$10,509,208
Fannie Mae Pool AN0154
3.36%	11/01/30		15,049,531	14,900,042
Fannie Mae Pool AN0648
3.28%	01/01/28		13,943,987	13,912,018
Fannie Mae Pool AN0959
2.92%	05/01/31		35,459,000	33,502,060
Fannie Mae Pool AN1161
3.05%	04/01/28		435,000	423,284
Fannie Mae Pool AN1210
2.85%	05/01/31		5,977,500	5,622,784
Fannie Mae Pool AN1427
2.96%	04/01/28		4,116,681	4,009,847
Fannie Mae Pool AN1482
3.03%	05/01/31		5,396,126	5,182,821
Fannie Mae Pool AN1686
2.32%	07/01/26		30,377,560	29,033,051
Fannie Mae Pool AN1688
2.32%	07/01/26		25,792,268	24,650,704
Fannie Mae Pool AN1954
2.26%	07/01/26		28,345,175	26,965,635
Fannie Mae Pool AN2228
2.52%	08/01/26		15,985,000	15,417,783
Fannie Mae Pool AN2248
2.48%	08/01/26		51,160,000	49,207,945
Fannie Mae Pool AN2270
2.51%	08/01/26		2,619,082	2,532,165
Fannie Mae Pool AN2271
2.33%	08/01/26		2,152,000	2,024,804
Fannie Mae Pool AN2309
2.21%	07/01/26		44,984,601	42,680,466
Fannie Mae Pool AN2338
2.36%	09/01/26		41,029,380	39,027,659
Fannie Mae Pool AN2367
2.46%	08/01/26		12,432,109	11,967,090
Fannie Mae Pool AN2371
2.18%	09/01/26		35,922,542	33,973,509
Fannie Mae Pool AN2799
2.21%	09/01/26		475,000	444,418
Fannie Mae Pool AN3097
2.54%	11/01/28		35,120,000	32,799,291
Fannie Mae Pool AN3574
2.34%	11/01/26		28,210,000	26,470,718
Fannie Mae Pool AN3597 (LIBOR USD 1-Month plus 0.64%)
2.99%	11/01/26	[2]	23,520,000	23,500,887
Fannie Mae Pool AN3631
2.99%	02/01/29		37,752,000	36,212,538

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae Pool AN4429
3.22%	01/01/27	$23,130,000	$23,117,970
Fannie Mae Pool AN4431
3.22%	01/01/27	49,395,000	49,369,310
Fannie Mae Pool AN4435
3.22%	01/01/27	29,420,000	29,404,699
Fannie Mae Pool AN5718
3.24%	06/01/29	3,805,000	3,750,299
Fannie Mae Pool AN5719
3.24%	06/01/29	3,405,000	3,356,049
Fannie Mae Pool AN6168
3.13%	07/01/32	200,000	188,837
Fannie Mae Pool AN6459
3.21%	08/01/29	783,535	771,603
Fannie Mae Pool AN6479
2.80%	12/01/22	600,000	597,696
Fannie Mae Pool AN9163
3.49%	05/01/30	350,000	348,418
Fannie Mae Pool AN9814
3.63%	08/01/28	135,845,101	138,749,536
Fannie Mae Pool AN9827
3.62%	08/01/28	37,930,000	38,705,631
Fannie Mae Pool AS8605
3.00%	01/01/32	324,009	323,528
Fannie Mae Pool AS8663
4.50%	01/01/47	52,259,495	54,186,564
Fannie Mae Pool AS9830
4.00%	06/01/47	216,863,326	221,319,189
Fannie Mae Pool AS9972
4.00%	07/01/47	188,309,679	192,178,854
Fannie Mae Pool AU3739
3.50%	08/01/43	44,755,978	45,188,571
Fannie Mae Pool BD2450
3.50%	01/01/47	188,090	188,566
Fannie Mae Pool BL0242
3.82%	11/01/30	250,000	256,118
Fannie Mae Pool BL0690
3.90%	12/01/30	17,950,000	18,476,089
Fannie Mae Pool BL0691
3.90%	12/01/30	34,968,000	35,992,863
Fannie Mae Pool BL0702
3.86%	11/01/28	39,100,000	40,398,206
Fannie Mae Pool BL0838
3.61%	12/01/25	50,717,000	52,123,753
Fannie Mae Pool BL0937
3.83%	12/01/28	94,967,000	97,883,594
Fannie Mae Pool BM2007
4.00%	09/01/48	33,776,942	34,443,094

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 131

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae Pool CA1187
3.50%	02/01/48	$211,505,784	$211,538,832
Fannie Mae Pool CA1711
4.50%	05/01/48	48,350,975	50,094,382
Fannie Mae Pool CA2208
4.50%	08/01/48	116,908,527	121,137,484
Fannie Mae Pool FN0001
3.77%	12/01/20	35,278,303	35,841,972
Fannie Mae Pool FN0003
4.28%	01/01/21	5,930,477	6,091,135
Fannie Mae Pool MA1177
3.50%	09/01/42	76,233,934	76,737,200
Fannie Mae Pool MA1404
3.50%	04/01/43	5,850	5,887
Fannie Mae Pool MA1527
3.00%	08/01/33	71,268,227	70,921,146
Fannie Mae Pool MA1561
3.00%	09/01/33	44,442,379	44,225,934
Fannie Mae Pool MA1582
3.50%	09/01/43	22,562,048	22,702,730
Fannie Mae Pool MA1584
3.50%	09/01/33	72,463,283	73,553,065
Fannie Mae Pool MA1608
3.50%	10/01/33	49,783,417	50,532,115
Fannie Mae Pool MA2960
4.00%	04/01/47	121,837,254	124,287,478
Fannie Mae Pool MA3027
4.00%	06/01/47	215,045,097	219,374,137
Fannie Mae Pool MA3029
3.00%	06/01/32	70,791,589	70,681,613
Fannie Mae Pool MA3058
4.00%	07/01/47	84,184,154	85,913,875
Fannie Mae Pool MA3182
3.50%	11/01/47	128,791,344	128,776,310
Fannie Mae Pool MA3210
3.50%	12/01/47	279,877,040	279,920,771
Fannie Mae Pool MA3237
3.00%	01/01/48	939,558	916,625
Fannie Mae Pool MA3238
3.50%	01/01/48	185,739,049	185,768,071
Fannie Mae Pool MA3239
4.00%	01/01/48	1,440,900	1,470,506
Fannie Mae Pool MA3275
3.00%	02/01/48	1,568,338	1,530,259
Fannie Mae Pool MA3276
3.50%	02/01/48	79,139,982	79,152,348
Fannie Mae Pool MA3305
3.50%	03/01/48	230,931,634	230,955,374

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae Pool MA3306
4.00%	03/01/48		$378,138	$385,760
Fannie Mae Pool MA3332
3.50%	04/01/48		435,199,220	435,243,958
Fannie Mae Pool MA3333
4.00%	04/01/48		160,970,868	164,163,562
Fannie Mae Pool MA3383
3.50%	06/01/48		269,511,668	269,539,374
Fannie Mae Pool MA3444
4.50%	08/01/48		141,939,325	147,073,726
Fannie Mae Pool MA3468
4.50%	09/01/48		45,298,956	46,937,565
Fannie Mae Pool MA3496
4.50%	10/01/48		23,505,938	24,347,642
Fannie Mae REMICS, Series 1989-27, Class Y
6.90%	06/25/19		9	9
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21		1,253	1,285
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22		604	634
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	24,406	23,289
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		2,525	2,615
Fannie Mae REMICS, Series 1994-55, Class H
7.00%	03/25/24		10,765	11,643
Fannie Mae REMICS, Series 1997-34, Class SA
(Cost of Funds 11th District of San Francisco * 5.542, 37.68% Cap)
5.87%	10/25/23	[2]	2,933	3,574
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		7,344	7,698
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		35,762	36,521
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		127,552	142,518
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.19%	03/25/35	[2]	7,771,314	281,081
Fannie Mae REMICS, Series 2005-117, Class LC

See accompanying notes to Schedule of Portfolio Investments.

132 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
5.50%	11/25/35		$6,905,734	$7,192,992
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.09%	11/25/35	[2]	81,515	8,943
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
3.59%	10/25/25	[2]	5,768,927	438,076
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		85,414	87,879
Fannie Mae REMICS, Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
18.98%	04/25/36	[2]	2,316,338	3,314,785
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
3.89%	03/25/37	[2]	1,790,116	202,790
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
3.60%	04/25/37	[2]	3,957,618	564,920
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.98%	07/25/37	[2]	5,548	5,595
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		551,145	607,285
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.09%	10/25/40	[2]	5,218,646	712,381
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		12,977	13,001
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
3.84%	03/25/40	[2]	9,173,989	1,350,969
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
3.91%	05/25/40	[2]	16,295,414	2,509,295
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,301,573
Fannie Mae REMICS, Series 2011-111, Class DB

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
4.00%	11/25/41		$24,977,334	$26,001,092
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		32,191	32,628
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[9]	23,331,021	19,079,740
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[9]	14,351,048	11,603,494
Fannie Mae REMICS, Series 2018-29, Class AP
3.50%	11/25/46		282,162,372	284,854,576
Fannie Mae REMICS, Series 2018-55, Class PA
3.50%	01/25/47		80,439,234	81,202,560
Fannie Mae REMICS, Series 2018-86, Class JA
4.00%	05/25/47		6,699,358	6,905,675
Fannie Mae REMICS, Series 2018-94, Class KD
3.50%	12/25/48		33,130,000	33,202,472
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		5	5
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22		35	36
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23		2,352	2,487
Fannie Mae Trust, Series 2003-W2, Class 2A9
5.90%	07/25/42		30,992	33,885
Freddie Mac Gold Pool (TBA)
3.50%	01/01/34		648,845,000	656,803,486
4.00%	01/01/49		109,325,000	111,458,118
4.50%	01/01/49		550,125,000	569,465,332
Freddie Mac Gold Pool A24156
6.50%	10/01/31		245,471	269,604
Freddie Mac Gold Pool A25162
5.50%	05/01/34		2,141,898	2,295,569
Freddie Mac Gold Pool A39012
5.50%	06/01/35		45,956	49,343
Freddie Mac Gold Pool A54856
5.00%	01/01/34		4,309,924	4,577,648
Freddie Mac Gold Pool A61164
5.00%	04/01/36		13,096	13,884
Freddie Mac Gold Pool A97038
4.00%	02/01/41		13,844,735	14,269,111
Freddie Mac Gold Pool C01492

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 133

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.00%	02/01/33	$682,864	$723,089
Freddie Mac Gold Pool C04546
3.00%	02/01/43	21,843,355	21,477,066
Freddie Mac Gold Pool C04573
3.00%	03/01/43	27,447,312	27,051,136
Freddie Mac Gold Pool C46104
6.50%	09/01/29	16,603	18,035
Freddie Mac Gold Pool C55789
7.50%	10/01/27	7,215	7,713
Freddie Mac Gold Pool C90573
6.50%	08/01/22	39,925	42,071
Freddie Mac Gold Pool E02402
6.00%	10/01/22	10,770	11,081
Freddie Mac Gold Pool G00992
7.00%	11/01/28	769	842
Freddie Mac Gold Pool G01515
5.00%	02/01/33	722,270	764,388
Freddie Mac Gold Pool G02579
5.00%	12/01/34	1,005,140	1,067,433
Freddie Mac Gold Pool G02884
6.00%	04/01/37	2,588,841	2,861,644
Freddie Mac Gold Pool G02955
5.50%	03/01/37	3,802,732	4,158,359
Freddie Mac Gold Pool G03357
5.50%	08/01/37	1,529,793	1,648,225
Freddie Mac Gold Pool G03676
5.50%	12/01/37	2,696,626	2,949,555
Freddie Mac Gold Pool G03783
5.50%	01/01/38	1,923,066	2,122,131
Freddie Mac Gold Pool G03985
6.00%	03/01/38	23,189	25,836
Freddie Mac Gold Pool G04438
5.50%	05/01/38	5,359,790	5,780,132
Freddie Mac Gold Pool G04703
5.50%	08/01/38	4,814,074	5,213,796
Freddie Mac Gold Pool G04706
5.50%	09/01/38	202,183	223,240
Freddie Mac Gold Pool G05866
4.50%	02/01/40	19,651,139	20,652,887
Freddie Mac Gold Pool G06361
4.00%	03/01/41	25,912	26,673
Freddie Mac Gold Pool G06498
4.00%	04/01/41	26,170,086	26,957,235
Freddie Mac Gold Pool G06499
4.00%	03/01/41	12,698,565	13,080,515
Freddie Mac Gold Pool G07408
3.50%	06/01/43	24,615,664	24,803,167
Freddie Mac Gold Pool G07786

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.00%	08/01/44	$236,966,828	$244,113,655
Freddie Mac Gold Pool G07848
3.50%	04/01/44	121,806,863	122,748,076
Freddie Mac Gold Pool G07849
3.50%	05/01/44	17,498,856	17,627,267
Freddie Mac Gold Pool G07924
3.50%	01/01/45	25,447,718	25,562,034
Freddie Mac Gold Pool G07925
4.00%	02/01/45	15,392,460	15,856,466
Freddie Mac Gold Pool G08676
3.50%	11/01/45	93,398,261	93,704,724
Freddie Mac Gold Pool G08681
3.50%	12/01/45	61,688,850	61,791,710
Freddie Mac Gold Pool G08710
3.00%	06/01/46	302,529,088	295,341,723
Freddie Mac Gold Pool G08711
3.50%	06/01/46	27,416,746	27,416,027
Freddie Mac Gold Pool G08715
3.00%	08/01/46	431,910,344	421,648,716
Freddie Mac Gold Pool G08721
3.00%	09/01/46	29,018,443	28,311,110
Freddie Mac Gold Pool G08722
3.50%	09/01/46	119,658,347	119,655,200
Freddie Mac Gold Pool G08726
3.00%	10/01/46	471,370,966	459,881,166
Freddie Mac Gold Pool G08727
3.50%	10/01/46	97,181,687	97,313,714
Freddie Mac Gold Pool G08732
3.00%	11/01/46	279,124,323	272,320,589
Freddie Mac Gold Pool G08737
3.00%	12/01/46	163,005,335	159,032,034
Freddie Mac Gold Pool G08741
3.00%	01/01/47	161,458,614	157,464,885
Freddie Mac Gold Pool G08742
3.50%	01/01/47	149,125,323	149,167,227
Freddie Mac Gold Pool G08747
3.00%	02/01/47	52,269,924	50,995,830
Freddie Mac Gold Pool G08757
3.50%	04/01/47	74,897,903	74,919,140
Freddie Mac Gold Pool G08762
4.00%	05/01/47	61,750,874	63,014,837
Freddie Mac Gold Pool G08791
3.00%	12/01/47	302,869,416	295,400,114
Freddie Mac Gold Pool G08826
5.00%	06/01/48	52,951,126	55,496,316
Freddie Mac Gold Pool G08833
5.00%	07/01/48	29,978,225	31,416,445
Freddie Mac Gold Pool G08838

See accompanying notes to Schedule of Portfolio Investments.

134 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.00%	09/01/48	$16,427,302	$17,217,454
Freddie Mac Gold Pool G08840
5.00%	08/01/48	6,131,121	6,426,027
Freddie Mac Gold Pool G08843
4.50%	10/01/48	43,807,743	45,381,259
Freddie Mac Gold Pool G08844
5.00%	10/01/48	49,400,487	51,805,378
Freddie Mac Gold Pool G08849
5.00%	11/01/48	19,532,127	20,464,280
Freddie Mac Gold Pool G11707
6.00%	03/01/20	27,399	27,503
Freddie Mac Gold Pool G12393
5.50%	10/01/21	1,274,661	1,299,007
Freddie Mac Gold Pool G12399
6.00%	09/01/21	788	806
Freddie Mac Gold Pool G12824
6.00%	08/01/22	937,107	971,246
Freddie Mac Gold Pool G12909
6.00%	11/01/22	2,463,198	2,559,598
Freddie Mac Gold Pool G13032
6.00%	09/01/22	365,242	375,717
Freddie Mac Gold Pool G13058
4.50%	10/01/20	86,108	86,324
Freddie Mac Gold Pool G16085
2.50%	02/01/32	6,005,985	5,867,040
Freddie Mac Gold Pool G18596
3.00%	04/01/31	72,264,930	72,161,729
Freddie Mac Gold Pool G60023
3.50%	04/01/45	21,523,175	21,640,040
Freddie Mac Gold Pool G60080
3.50%	06/01/45	259,050,857	260,133,612
Freddie Mac Gold Pool G60138
3.50%	08/01/45	181,136,076	182,119,590
Freddie Mac Gold Pool G60238
3.50%	10/01/45	79,571,806	79,940,632
Freddie Mac Gold Pool G67700
3.50%	08/01/46	58,726,878	58,953,987
Freddie Mac Gold Pool G67703
3.50%	04/01/47	584,257,445	587,133,803
Freddie Mac Gold Pool G67706
3.50%	12/01/47	308,291,489	309,278,985
Freddie Mac Gold Pool G67707
3.50%	01/01/48	670,276,830	673,426,065
Freddie Mac Gold Pool G67708
3.50%	03/01/48	767,505,583	768,554,916
Freddie Mac Gold Pool G67709
3.50%	03/01/48	497,345,980	498,104,641
Freddie Mac Gold Pool G67710

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.50%	03/01/48		$526,093,834	$526,895,305
Freddie Mac Gold Pool G67711
4.00%	03/01/48		140,957,268	144,536,258
Freddie Mac Gold Pool G67713
4.00%	06/01/48		208,801,471	213,772,220
Freddie Mac Gold Pool H00790
5.50%	05/01/37		16,852	17,564
Freddie Mac Gold Pool H03161
6.50%	08/01/37		1,136	1,232
Freddie Mac Gold Pool H05069
5.50%	05/01/37		513,332	535,028
Freddie Mac Gold Pool Q05804
4.00%	01/01/42		43,388,490	44,763,328
Freddie Mac Gold Pool Q56089
5.00%	05/01/48		26,690,927	28,061,387
Freddie Mac Gold Pool U99097
3.50%	07/01/43		74,237,559	74,782,741
Freddie Mac Gold Pool V80356
3.50%	08/01/43		45,757,289	46,048,634
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20		22	22
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21		135	140
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21		1,698	1,747
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21		12	12
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27		91,221	100,731
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23		33,575	35,259
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28		384,668	411,756
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		20,917	22,496
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		10,264	11,603
Freddie Mac REMICS, Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
14.55%	02/15/32	[2]	10,600	14,375

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 135

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		$42,932	$46,198
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		5,106	91
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		2,187	2,201
Freddie Mac REMICS, Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
4.74%	08/15/35	[2]	1,657,171	318,231
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		4,387,879	4,725,215
Freddie Mac REMICS, Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
4.74%	08/15/35	[2]	732,672	127,179
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		12,610,327	1,146,310
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		14,385	14,324
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	69,670,701
Freddie Mac REMICS, Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
3.49%	07/15/41	[2]	7,584,785	560,560
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,221,697
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,079,704
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	33,424,984
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		18,855,851	18,555,685
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		28,701,213	28,237,169
Freddie Mac REMICS, Series 4818, Class CA
3.00%	04/15/48		8,207,946	8,050,750

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4846, Class PA
4.00%	06/15/47		$3,032,878	$3,136,350
Freddie Mac REMICS, Series 4852, Class CA
4.00%	11/15/47		81,228,087	83,714,272
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[9]	34,704,058	28,676,663
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
2.96%	11/15/43	[2]	6,652,295	6,672,021
Ginnie Mae I Pool 782817
4.50%	11/15/39		20,254,700	21,183,139
Ginnie Mae II Pool (TBA)
4.00%	01/20/49		189,375,000	193,917,042
4.50%	01/20/49		22,400,000	23,181,812
5.00%	01/20/49		56,000,000	58,290,313
Ginnie Mae II Pool 2631
7.00%	08/20/28		2,189	2,444
Ginnie Mae II Pool 3388
4.50%	05/20/33		6,542	6,823
Ginnie Mae II Pool 3427
4.50%	08/20/33		2,090	2,183
Ginnie Mae II Pool 3554
4.50%	05/20/34		2,088	2,180
Ginnie Mae II Pool 4058
5.00%	12/20/37		1,279	1,344
Ginnie Mae II Pool 4342
5.00%	01/20/39		1,783	1,896
Ginnie Mae II Pool 4520
5.00%	08/20/39		34,971	37,076
Ginnie Mae II Pool 5175
4.50%	09/20/41		11,310	11,871
Ginnie Mae II Pool 5281
4.50%	01/20/42		22,290	23,396
Ginnie Mae II Pool 783591
4.50%	07/20/41		29,406	30,863
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.75%	07/20/34	[2]	16,868	17,296
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.38%	03/20/35	[2]	26,895	27,175
Ginnie Mae II Pool 81432

See accompanying notes to Schedule of Portfolio Investments.

136 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.75%	08/20/35	[2]	$31,563	$32,775
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.13%	10/20/35	[2]	27,444	28,543
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.63%	05/20/25	[2]	5,136	5,258
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.63%	06/20/25	[2]	7,086	7,264
Ginnie Mae II Pool MA0627
4.50%	12/20/42		85,685	89,909
Ginnie Mae II Pool MA0701
4.50%	01/20/43		111,716	116,723
Ginnie Mae II Pool MA1997
4.50%	06/20/44		24,943	26,224
Ginnie Mae II Pool MA2374
5.00%	11/20/44		629,301	657,005
Ginnie Mae II Pool MA2756
4.50%	04/20/45		55,905	58,650
Ginnie Mae II Pool MA2828
4.50%	05/20/45		2,403,575	2,499,509
Ginnie Mae II Pool MA2894
4.50%	06/20/45		910,168	949,729
Ginnie Mae II Pool MA3036
4.50%	08/20/45		100,610	105,543
Ginnie Mae II Pool MA3456
4.50%	02/20/46		654,117	683,094
Ginnie Mae II Pool MA3521
3.50%	03/20/46		88,941,887	89,681,046
Ginnie Mae II Pool MA3524
5.00%	03/20/46		26,489	27,990
Ginnie Mae II Pool MA3597
3.50%	04/20/46		224,455,299	226,286,094
Ginnie Mae II Pool MA3600
5.00%	04/20/46		17,164,095	18,134,939
Ginnie Mae II Pool MA3663
3.50%	05/20/46		65,616,805	66,131,809
Ginnie Mae II Pool MA3665
4.50%	05/20/46		273,431	284,731
Ginnie Mae II Pool MA3666
5.00%	05/20/46		9,429,733	9,842,731
Ginnie Mae II Pool MA3738
4.50%	06/20/46		1,189,932	1,239,109

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3739
5.00%	06/20/46	$5,639,714	$5,959,979
Ginnie Mae II Pool MA3805
4.50%	07/20/46	9,536,045	9,930,152
Ginnie Mae II Pool MA3806
5.00%	07/20/46	416,427	439,974
Ginnie Mae II Pool MA3876
4.50%	08/20/46	10,042,602	10,473,335
Ginnie Mae II Pool MA3877
5.00%	08/20/46	2,002,798	2,141,137
Ginnie Mae II Pool MA3937
3.50%	09/20/46	51,817,754	52,290,760
Ginnie Mae II Pool MA3939
4.50%	09/20/46	5,406,575	5,752,450
Ginnie Mae II Pool MA4003
3.00%	10/20/46	26,925,753	26,571,300
Ginnie Mae II Pool MA4006
4.50%	10/20/46	6,039,775	6,315,811
Ginnie Mae II Pool MA4007
5.00%	10/20/46	12,203,067	12,740,288
Ginnie Mae II Pool MA4069
3.50%	11/20/46	161,918,946	163,398,986
Ginnie Mae II Pool MA4071
4.50%	11/20/46	17,863,242	18,805,460
Ginnie Mae II Pool MA4072
5.00%	11/20/46	2,947,696	3,147,191
Ginnie Mae II Pool MA4126
3.00%	12/20/46	447,025,984	440,861,898
Ginnie Mae II Pool MA4127
3.50%	12/20/46	168,168,499	169,705,665
Ginnie Mae II Pool MA4129
4.50%	12/20/46	51,873,269	54,146,776
Ginnie Mae II Pool MA4198
4.50%	01/20/47	471,058	489,389
Ginnie Mae II Pool MA4199
5.00%	01/20/47	9,807,315	10,361,503
Ginnie Mae II Pool MA4264
4.50%	02/20/47	153,936,571	160,034,854
Ginnie Mae II Pool MA4265
5.00%	02/20/47	2,701,212	2,815,130
Ginnie Mae II Pool MA4324
5.00%	03/20/47	14,929,218	15,586,453
Ginnie Mae II Pool MA4382
3.50%	04/20/47	121,519,029	122,364,062
Ginnie Mae II Pool MA4384
4.50%	04/20/47	7,801,506	8,110,591
Ginnie Mae II Pool MA4385
5.00%	04/20/47	25,784,968	26,920,110

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 137

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4453
4.50%	05/20/47	$417,120,896	$433,639,989
Ginnie Mae II Pool MA4454
5.00%	05/20/47	58,841,708	61,383,854
Ginnie Mae II Pool MA4511
4.00%	06/20/47	340,247	348,870
Ginnie Mae II Pool MA4512
4.50%	06/20/47	1,465,129	1,522,933
Ginnie Mae II Pool MA4513
5.00%	06/20/47	1,180,288	1,231,280
Ginnie Mae II Pool MA4586
3.50%	07/20/47	203,401,542	204,947,876
Ginnie Mae II Pool MA4589
5.00%	07/20/47	59,440,222	61,951,139
Ginnie Mae II Pool MA4652
3.50%	08/20/47	1,435,783	1,446,746
Ginnie Mae II Pool MA4655
5.00%	08/20/47	70,297,775	73,323,033
Ginnie Mae II Pool MA4719
3.50%	09/20/47	146,490,014	147,603,685
Ginnie Mae II Pool MA4722
5.00%	09/20/47	1,370,233	1,429,269
Ginnie Mae II Pool MA4781
5.00%	10/20/47	18,468,492	19,264,311
Ginnie Mae II Pool MA4836
3.00%	11/20/47	408,373,840	402,264,184
Ginnie Mae II Pool MA4838
4.00%	11/20/47	180,985,225	185,571,814
Ginnie Mae II Pool MA4840
5.00%	11/20/47	5,052,458	5,269,805
Ginnie Mae II Pool MA4961
3.00%	01/20/48	1,133,518	1,116,560
Ginnie Mae, Series 2000-22, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 10.80%, 10.80% Cap)
8.34%	05/16/30[2]	3,917	85
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33	8,666,705	9,271,818
Ginnie Mae, Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
4.29%	06/16/37[2]	16,402,117	2,533,148
Ginnie Mae, Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
3.78%	03/20/36[2]	13,358,858	1,303,989
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.33%	05/20/37[2]	33,686,326	4,326,422
Ginnie Mae, Series 2009-124, Class SC (IO)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
4.01%	12/20/39[2]	$5,535,110	$931,561
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38	11,060	11,131
Ginnie Mae, Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.34%	07/16/39[2]	59,598	6,210
Ginnie Mae, Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
3.84%	08/16/38[2]	96,847	8,020
Ginnie Mae, Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
3.94%	01/16/40[2]	69,721	10,436
Ginnie Mae, Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
3.34%	01/16/40[2]	12,676,560	1,597,307
Ginnie Mae, Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
4.04%	09/16/39[2]	3,601,764	274,448
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41	161,254	33,528
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43	51,184,000	48,733,054
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48	2,196,122	2,216,400
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.97%	10/07/20[2]	10,110,238	10,113,404
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.94%	12/08/20[2]	7,501,561	7,523,329
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.94%	12/08/20[2]	20,164,129	20,194,480

			21,436,540,857

Total Mortgage-Backed
(Cost $28,778,168,818)			28,669,921,124

See accompanying notes to Schedule of Portfolio Investments.

138 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 0.73%*
California — 0.26%
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39	$ 350,000	$ 425,576
Los Angeles Department of Water & Power, Electric Light and Power Improvements, Series C
5.52%	07/01/27	12,625,000	14,688,556
San Jose Redevelopment Agency Successor Agency, Series A-T
3.08%	08/01/25	3,250,000	3,216,395
3.18%	08/01/26	450,000	443,880
3.23%	08/01/27	11,865,000	11,645,260
State of California, Build America Bonds
6.65%	03/01/22	4,245,000	4,649,676
7.95%	03/01/36	77,500,000	81,839,225
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34	3,885,000	5,304,812
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47	17,800,000	17,676,646
State of California, Taxable, Various Purpose
6.20%	03/01/19	10,680,000	10,738,420
University of California, Taxable Revenue Bonds, Series AP
3.93%	05/15/45	30,040,000	29,261,363

			179,889,809

New Jersey — 0.00%
Jersey City Municipal Utilities Authority
5.47%	05/15/27	400,000	441,956
New Jersey Turnpike Authority
3.73%	01/01/36	300,000	291,906

			733,862

New York — 0.46%
City of New York, Build America Bonds
4.77%	10/01/23	4,420,000	4,792,871
5.05%	10/01/24	13,820,000	15,070,710
5.21%	10/01/31	6,420,000	7,290,552
5.52%	10/01/37	6,075,000	7,173,117
5.82%	10/01/31	220,000	230,085
5.99%	12/01/36	14,055,000	17,028,616
City of New York, Build America Bonds, Series F1
6.65%	12/01/31	46,470,000	49,504,491
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20	15,000	15,118
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	3,555,000	3,719,241

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
3.73%	08/01/29	$22,505,000	$22,661,410
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries F-2
2.90%	05/01/26	7,235,000	6,996,824
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.51%	08/01/37	25,000,000	29,419,750
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds
5.01%	08/01/27	5,225,000	5,776,917
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27	13,135,000	14,739,703
New York City Water and Sewer Authority, Build America, Taxable Bonds
5.88%	06/15/44	5,505,000	7,079,320
New York City Water and Sewer Authority, Build America, Taxable Bonds, Series SE
6.01%	06/15/42	3,945,000	5,105,895
New York State Dormitory Authority, Taxable, Build America Bonds
5.43%	03/15/39	21,400,000	24,992,204
New York State Dormitory Authority, Build America Bonds
5.29%	03/15/33	44,990,000	51,502,303
5.50%	03/15/30	21,430,000	24,572,281
New York State Urban Development Corp., Economic Improvements, Revenue Bonds, Series D-2
3.32%	03/15/29	18,330,000	17,922,891
New York State Urban Development Corp., Personal Income Tax, Series SE
3.20%	03/15/22	5,870,000	5,910,679

			321,504,978

Texas — 0.01%
Texas Transportation Commission State Highway Fund, Taxable, Fuel Sales Revenue Bonds, Series B
5.18%	04/01/30	3,075,000	3,498,458

Total Municipal Bonds
(Cost $509,247,547)			505,627,107

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 139

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 13.83%
U.S. Treasury Bonds — 7.58%
U.S. Treasury Bonds
2.50%	02/15/46		$332,510,000	$300,220,153
3.00%	08/15/48		511,990,000	509,720,046
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
1.00%	02/15/48	[10]	448,287,178	425,375,646
U.S. Treasury Bonds (WI)
3.38%	11/15/48		3,764,510,000	4,026,628,728

				5,261,944,573

U.S. Treasury Notes — 6.25%
U.S. Treasury Notes
2.63%	12/31/23		369,330,000	371,299,279
2.75%	09/30/20		171,012,000	171,683,355
2.88%	09/30/23		133,061,000	135,238,168
2.88%	10/31/23		1,204,626,000	1,224,903,277
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	07/15/24	[10]	178,723,845	171,433,203
0.38%	07/15/25	[10]	167,093,605	161,193,112
0.75%	07/15/28	[10]	563,031,994	551,478,110
U.S. Treasury Notes (WI)
3.13%	11/15/28		1,494,830,000	1,550,798,543

				4,338,027,047

Total U.S. Treasury Securities
(Cost $9,340,861,478)				9,599,971,620

Total Bonds – 98.09%
(Cost $68,462,881,872)				68,097,081,567

Issues			Shares	Value
COMMON STOCK — 0.02%
Electric — 0.02%
Homer City Holdings LLC[3,4,5,6]			1,180,703	10,035,976

Total Common Stock
(Cost $65,187,440)

Purchased Options - 0.00%
(Cost $6,284,230)				437,500

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 5.04%

Commercial Paper — 0.22%
Ford Motor Credit Co.
3.07%[11]	04/04/19	$28,825,000	$28,573,764
3.07%[11]	04/05/19	125,000,000	123,898,924

			152,472,688

Foreign Government Obligations — 2.02%
Japan Treasury Discount Bill, Series 786 (Japan)
0.00%[1,11]	01/09/19	42,250,000,000	385,095,955
Japan Treasury Discount Bill, Series 791 (Japan)
0.00%[1,11]	01/28/19	38,585,000,000	351,716,263
Japan Treasury Discount Bill, Series 793 (Japan)
0.00%[1,11]	02/12/19	35,855,000,000	326,849,951
Japan Treasury Discount Bill, Series 796 (Japan)
0.00%[1,11]	02/25/19	37,380,000,000	340,768,706

			1,404,430,875

Money Market Funds — 0.95%
Fidelity Investments Money Market Funds - Government Portfolio
2.24%[12,13]		23,650,024	23,650,024
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.30%[12]		633,384,000	633,384,000

			657,034,024

U.S. Agency Discount Notes — 0.50%
Federal Home Loan Bank
2.39%[11]	03/05/19	$150,000,000	149,368,815
2.40%[11]	02/08/19	200,000,000	199,512,100

			348,880,915

U.S. Treasury Bills — 1.35%
U.S. Treasury Bills
2.17%[11]	01/31/19	212,891,000	212,499,134
2.23%[11]	01/03/19	36,000,000	35,997,784
2.25%[11]	01/10/19	20,000,000	19,990,006
2.28%[11]	01/17/19	10,000,000	9,990,500

See accompanying notes to Schedule of Portfolio Investments.

140 / N-Q Report December 2018

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
2.37%[11]	04/04/19	$300,979,000	$299,116,650
2.38%[11,14]	03/28/19	113,224,000	112,591,420
U.S. Treasury Bills (WI)
2.43%[11]	04/11/19	250,000,000	248,351,718

			938,537,212

Total Short-Term Investments
(Cost $3,459,996,677)			3,501,355,714

Total Investments Before Written Options – 103.15%
(Cost $71,994,350,219)			71,608,910,757

Written Options - 0.00%
(Cost $(1,417,120))			(187,500)

Liabilities in Excess of Other
Assets – (3.15)%			(2,187,277,010)

Net Assets – 100.00%			$69,421,446,247

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[2]	Floating rate security. The rate disclosed was in effect at December 31, 2018.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $66,152,938, which is 0.10% of total net assets.
[6]	Non-income producing security.
[7]	Security is currently in default with regard to scheduled interest or principal payments.
[8]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2018.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Represents the current yield as of December 31, 2018.
[13]	Securities, or a portion thereof, pledged as collateral for swaps and foreign currency exchange contracts. The total market value of collateral pledged for swaps is $23,650,000.
[14]

Securities, or a portion thereof, pledged as collateral for futures and options. The total market value of collateral pledged for futures is $112,277,921. The total market value of collateral pledged for options is $141,205.

†

Fair valued security. The aggregate value of fair valued securities is $132,891,078, which is 0.19% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized loan obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(SOFR): Secured Overnight Financing Rate

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 297,223,691	JPY 33,450,000,000	Goldman Sachs International	01/09/19	$(7,874,067)
USD 78,155,668	JPY 8,800,000,000	Bank of America N.A.	01/09/19	(2,109,213)
USD 346,053,813	JPY 38,585,000,000	Goldman Sachs International	01/28/19	(6,409,768)
USD 318,906,708	JPY 35,855,000,000	Goldman Sachs International	02/12/19	(9,008,451)
USD 334,078,113	JPY 37,380,000,000	Goldman Sachs International	02/25/19	(8,136,667)

NET UNREALIZED DEPRECIATION				$(33,538,166)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018  /  141

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	107,943	03/29/19	$12,379,712,813	$226,839,702	$226,839,702
U.S. Treasury Two Year Note	27,763	03/29/19	5,894,431,938	40,043,382	40,043,382
U.S. Treasury Ten Year Ultra Bond	4,133	03/20/19	537,612,891	12,729,918	12,729,918

			18,811,757,642	279,613,002	279,613,002

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	11,839	03/07/19	1,793,484,396	(4,909,989)	(4,909,989)
U.S. Treasury Long Bond	5,000	03/20/19	730,000,000	(25,221,690)	(25,221,690)

			2,523,484,396	(30,131,679)	(30,131,679)

TOTAL FUTURES CONTRACTS			$21,335,242,038	$249,481,323	$249,481,323

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
PURCHASED PUT OPTIONS EXCHANGE TRADED — 0.0%
IMM Eurodollar 1 Year MIDCV Future Options	35,000	$96.75	03/15/19	$288,158,098	$437,500

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
WRITTEN PUT OPTIONS EXCHANGE TRADED — 0.0%
IMM Eurodollar 1 Year MIDCV Future Options	30,000	$96.50	03/15/19	$116,118,852	$(187,500)

			Received by the Fund		Paid by the Fund
Descriptions	Put/ Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	11/21/21	3.07%	Semi-annually	3-month USD LIBOR	Quarterly	$3,821,170	$39,646,931	$—	$39,646,931
Interest Rate Swap[1]	Call	11/21/24	3 month USD LIBOR	Quarterly	3.08%	Semi-annually	1,571,860	(37,168,673)	—	(37,168,673)

TOTAL SWAPS CONTRACTS							$5,393,030	$ 2,478,258	$—	$ 2,478,258

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

142  /  N-Q Report December 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 80.78%
ASSET-BACKED SECURITIES — 2.13%*
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
3.11%	10/27/36	[1,2]	$120,219	$119,860
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
3.26%	12/15/27	[1,2]	393,639	393,432
SLM Student Loan Trust, Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
2.79%	07/25/25	[1]	372,210	371,451
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
3.04%	01/25/28	[1]	407,682	408,166
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.87%	10/25/24	[1]	375,248	375,422
SLM Student Loan Trust, Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
2.96%	01/26/26	[1]	260,128	260,756
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
3.03%	03/25/26	[1]	273,328	273,923
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
3.06%	06/25/43	[1]	159,165	158,621

Total Asset-Backed Securities
(Cost $2,363,797)				2,361,631

CORPORATES — 25.42%**
Banking — 5.76%
Bank of America Corp.
7.63%	06/01/19		500,000	509,004
Bank of America Corp. (GMTN)
2.37%	07/21/21	[3]	250,000	245,739
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		500,000	498,957
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 0.68%)
3.42%	06/01/21	[1]	400,000	397,706
(LIBOR USD 3-Month plus 1.00%)
3.44%	01/15/23	[1]	200,000	198,223

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
JPMorgan Chase Bank N.A. (BKNT)
3.09%	04/26/21	[3]	$250,000	$249,417
(LIBOR USD 3-Month plus 0.25%)
2.87%	02/13/20	[1]	515,000	514,402
(LIBOR USD 3-Month plus 0.29%)
2.83%	02/01/21	[1]	500,000	496,614
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[4]	350,000	345,266
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,4]	150,000	153,566
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[4]	450,000	449,930
US Bank N.A. (BKNT)
3.05%	07/24/20		550,000	549,473
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		1,000,000	991,362
3.33%	07/23/21	[3]	275,000	274,794
(SOFR Rate plus 0.48%)
2.93%	03/25/20	[1]	500,000	498,609

				6,373,062

Communications — 1.13%
21st Century Fox America, Inc.
6.90%	03/01/19		650,000	653,756
Discovery Communications LLC
2.75%	11/15/19	[2]	200,000	198,756
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	405,625	400,048

				1,252,560

Consumer Discretionary — 0.56%
Constellation Brands, Inc.
2.00%	11/07/19		200,000	197,578
(LIBOR USD 3-Month plus 0.70%)
3.21%	11/15/21	[1]	125,000	123,553
Molson Coors Brewing Co.
1.45%	07/15/19		300,000	297,081

				618,212

Consumer Products — 0.23%
Newell Brands, Inc.
2.60%	03/29/19		250,000	249,681

Electric — 1.02%
Nevada Power Co.
7.13%	03/15/19		200,000	201,673
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.55%)
3.26%	08/28/21	[1]	250,000	246,926

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 143

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
Progress Energy, Inc.
7.05%	03/15/19		$425,000	$428,250
Union Electric Co.
6.70%	02/01/19		250,000	250,638

				1,127,487

Energy — 0.27%
Rockies Express Pipeline LLC
6.00%	01/15/19	[2]	300,000	300,068

Finance — 4.94%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
4.63%	10/30/20	[4]	200,000	201,367
American Express Credit Corp. (GMTN)
2.25%	08/15/19		300,000	298,663
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
3.18%	04/06/20	[1,2]	375,000	373,108
Citigroup, Inc.
8.50%	05/22/19		1,050,000	1,071,982
(LIBOR USD 3-Month plus 0.95%)
3.44%	07/24/23	[1]	308,000	300,925
Daimler Finance North America LLC
1.75%	10/30/19	[2]	200,000	197,365
Ford Motor Credit Co. LLC
2.38%	03/12/19		200,000	199,462
2.60%	11/04/19		500,000	494,167
(LIBOR USD 3-Month plus 0.79%)
3.57%	06/12/20	[1]	250,000	246,536
GE Capital International Funding Co.
(Ireland)
2.34%	11/15/20	[4]	310,000	299,189
General Motors Financial Co., Inc.
3.10%	01/15/19		400,000	399,963
Morgan Stanley (GMTN)
5.50%	07/24/20		500,000	515,630
7.30%	05/13/19		350,000	355,346
Morgan Stanley (MTN)
5.63%	09/23/19		500,000	507,654

				5,461,357

Food — 1.56%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
3.29%	03/16/20	[1]	240,000	237,907
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
3.30%	10/09/20	[1]	325,000	321,440
(LIBOR USD 3-Month plus 0.75%)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Food (continued)
3.22%	10/22/20	[1]	$200,000	$199,490
Danone SA (France)
1.69%	10/30/19	[2,4]	250,000	246,610
Kraft Heinz Foods Co.
(LIBOR USD 3-Month plus 0.42%)
3.02%	08/09/19	[1]	350,000	349,157
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,4]	375,000	370,479

				1,725,083

Health Care — 1.97%
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	300,000	298,330
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
3.68%	12/29/20	[1]	325,000	321,825
Boston Scientific Corp.
6.00%	01/15/20		200,000	204,751
CVS Health Corp.
2.25%	08/12/19		325,000	323,456
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	250,000	252,851
Humana, Inc.
2.63%	10/01/19		300,000	298,539
Shire Acquisitions Investments Ireland DAC
(Ireland)
1.90%	09/23/19	[4]	250,000	246,540
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
3.55%	03/19/21	[1]	240,000	237,828

				2,184,120

Industrials — 1.98%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	325,000	328,996
Bemis Co., Inc.
6.80%	08/01/19		300,000	306,203
General Electric Co. (GMTN)
2.20%	01/09/20		250,000	246,421
4.63%	01/07/21		310,000	311,048
6.00%	08/07/19		150,000	151,721
General Electric Co. (MTN)
5.55%	05/04/20		125,000	127,024
United Technologies Corp.
(LIBOR USD 3-Month plus 0.65%)
3.28%	08/16/21	[1]	250,000	249,154

See accompanying notes to Schedule of Portfolio Investments.

144 / N-Q Report December 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Industrials (continued)
WestRock RKT Co.
4.45%	03/01/19		$475,000	$475,792

				2,196,359

Information Technology — 1.06%
Analog Devices, Inc.
2.85%	03/12/20		120,000	119,613
Apple, Inc.
1.70%	02/22/19		435,000	434,406

Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		375,000	370,397
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	250,000	249,286

				1,173,702

Materials — 0.41%
Georgia-Pacific LLC
2.54%	11/15/19	[2]	250,000	248,900
LyondellBasell Industries NV (Netherlands)
5.00%	04/15/19	[4]	200,000	200,221

				449,121

Real Estate Investment Trust (REIT) — 3.60%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		300,000	297,732
American Campus Communities Operating Partnership LP
3.35%	10/01/20		400,000	398,543
American Tower Corp.
3.40%	02/15/19		350,000	349,930
GLP Capital LP/GLP Financing II, Inc.
4.88%	11/01/20		375,000	378,701
HCP, Inc.
2.63%	02/01/20		650,000	646,505
Reckson Operating Partnership LP
7.75%	03/15/20		250,000	263,984
UDR, Inc.
3.70%	10/01/20		500,000	502,137
VEREIT Operating Partnership LP
3.00%	02/06/19		250,000	249,914
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	300,000	298,469
Welltower, Inc.
4.13%	04/01/19		500,000	500,256
6.13%	04/15/20		100,000	103,187

				3,989,358

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Retail — 0.76%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,4]	$300,000	$297,270
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.15%	04/17/20	[1]	300,000	298,143
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		250,000	248,607

				844,020

Transportation — 0.17%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		178,694	185,592

Total Corporates
(Cost $28,231,094)				28,129,782

MORTGAGE-BACKED — 25.74%*

Non-Agency Commercial
Mortgage-Backed — 0.06%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[2]	61,648	61,377

Non-Agency Mortgage-Backed — 2.32%
Aames Mortgage Trust, Series 2002-1, Class A3
(STEP-reset date 02/25/19)
7.40%	06/25/32		23,940	23,885
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
4.13%	05/25/35	[3]	143,243	136,490
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		4,752	5,003
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.49%	02/25/34	[3]	54,309	52,967
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		74,284	77,526
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
4.84%	11/25/32	[3]	24,128	23,309
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
3.21%	07/19/44	[1]	173,739	173,901
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 145

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.15%)
2.66%	07/25/36	[1]	$182,409	$182,396
Fremont Home Loan Trust, Series 2005-C,
Class M1
(LIBOR USD 1-Month plus 0.72%)
3.23%	07/25/35	[1]	23,140	23,209
GE Mortgage Services LLC,Series 1998-HE1, Class A7
6.47%	06/25/28		9	8
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 ,
(LIBOR USD 1-Month plus 0.78%)
3.29%	12/25/34	[1]	437,209	390,853
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
4.57%	10/25/34	[3]	141,241	137,095
JPMorgan Mortgage Trust, Series 2005-A2,Class 9A1
3.75%	04/25/35	[3]	185,461	189,318
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
4.87%	01/25/34	[3]	11,866	11,820
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
4.50%	10/25/34	[3]	289,124	294,392
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
3.62%	06/25/34	[3]	5,904	5,446
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[5]
0.00%	03/25/47	[6,7,8]	4,000,000	—
MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1
4.62%	10/25/32	[3]	42,042	42,658
Merrill Lynch Mortgage Investors Trust, Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
4.74%	12/25/32	[1]	169,313	169,564
Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.81%	12/25/35	[1]	157,928	157,485
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	5,666
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		49,592	51,628
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
4.38%	12/25/34	[3]	118,965	118,966

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin NIMs Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,6,7]	$2,109,138	$30,889
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus 1.40%)
3.56%	06/25/42	[1]	29,504	28,582
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
4.22%	06/25/33	[3]	77,522	78,338
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
3.01%	06/25/35	[1]	188,378	160,948

				2,572,342

U.S. Agency Commercial
Mortgage-Backed — 2.53%
Fannie Mae-Aces, Series 2014-M12, Class FA
(LIBOR USD 1- Month plus 0.30%)
2.60%	10/25/21	[1]	62,821	62,859
Fannie Mae-Aces, Series 2016-M6, Class ASQ2
1.79%	06/25/19		1,137	1,131
Fannie Mae-Aces, Series 2017-M11, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.77%	09/25/24	[1]	375,224	375,701
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.71%	08/25/24	[1]	177,077	176,275
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J15F, Class A1
2.36%	07/25/20		298,598	297,443
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		32,662	32,622
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K717, Class A1
2.34%	02/25/21		170,838	170,216
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF05, Class A
(LIBOR USD 1-Month plus 0.35%)
2.70%	09/25/21	[1]	100,814	100,625

See accompanying notes to Schedule of Portfolio Investments.

146 / N-Q Report December 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KP02, Class A2
2.36%	04/25/21	[3]	$766,547	$763,011
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus 0.74%)
2.90%	10/25/21	[1]	452,533	452,895
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
3.05%	03/09/21	[1]	361,240	361,409

				2,794,187

U.S. Agency Mortgage-Backed — 20.83%
Fannie Mae Pool 111643
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year plus 1.57%)
2.59%	09/01/20	[1]	439	438
Fannie Mae Pool 254548
5.50%	12/01/32		129,169	138,253
Fannie Mae Pool 523829
8.00%	11/01/19		6,268	6,281
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.51%)
4.39%	11/01/32	[1]	15,927	16,167
Fannie Mae Pool 555424
5.50%	05/01/33		84,675	90,825
Fannie Mae Pool 567002
8.00%	05/01/23		20,602	21,681
Fannie Mae Pool 655133
7.00%	08/01/32		7,556	7,873
Fannie Mae Pool 655151
7.00%	08/01/32		14,383	14,960
Fannie Mae Pool 762525
6.50%	11/01/33		26,915	29,025
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
3.92%	04/01/34	[1]	169,760	173,391
Fannie Mae Pool 893489
(LIBOR USD 12-Month plus 1.62%)
4.37%	09/01/36	[1]	29,988	31,275
Fannie Mae Pool AD0538
6.00%	05/01/24		53,967	56,403
Fannie Mae Pool AE0443
6.50%	10/01/39		93,238	100,167
Fannie Mae Pool AL0851

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
6.00%	10/01/40		$86,052	$93,915
Fannie Mae REMICS, Series 1993-80, Class S
LIBOR USD 1-Month
7.81%	05/25/23	[1]	916	991
Fannie Mae REMICS, Series 2001-42, Class SB
LIBOR USD 1-Month
8.50%	09/25/31	[1]	1,575	1,826
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
3.46%	10/25/31	[1]	118,518	120,909
Fannie Mae REMICS, Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
3.51%	08/25/31	[1]	149,770	152,261
Fannie Mae REMICS, Series 2003-124, Class TS
LIBOR USD 1-Month
9.80%	01/25/34	[1]	18,805	21,679
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)
3.11%	12/25/321		487,516	492,403
Fannie Mae REMICS, Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
2.96%	04/25/34	[1]	458,814	460,014
Fannie Mae REMICS, Series 2004-79, Class F
(LIBOR USD 1-Month plus 0.30%)
2.81%	08/25/32	[1]	26,517	26,517
Fannie Mae REMICS, Series 2004-96, Class MT
LIBOR USD 1-Month
7.00%	12/25/34	[1]	10,049	10,662
Fannie Mae REMICS, Series 2005-114, Class PF
(LIBOR USD 1-Month plus 0.38%)
2.88%	08/25/35	[1]	579,920	580,256
Fannie Mae REMICS, Series 2006-84, Class WF
(LIBOR USD 1-Month plus 0.30%)
2.81%	02/25/36	[1]	68,827	68,820
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
LIBOR USD 1-Month
4.19%	07/25/37	[1]	120,607	20,229
Fannie Mae REMICS, Series 2008-47, Class PF

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 147

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.50%)
3.01%	06/25/38	[1]	$6,942	$6,944
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		16,478	16,728
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
3.33%	03/25/37	[1]	152,362	155,483
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.91%	10/25/40	[1]	88,613	88,929
Fannie Mae REMICS, Series 2010-26, Class S (IO)
LIBOR USD 1-Month
3.72%	11/25/36	[1]	482,019	69,635
Fannie Mae REMICS, Series 2010-35, Class FL
(LIBOR USD 1-Month plus 0.45%)
2.96%	07/25/38	[1]	2,762	2,762
Fannie Mae REMICS, Series 2011-124, Class DF
(LIBOR USD 1-Month plus 0.45%)
2.96%	08/25/40	[1]	425,260	426,453
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
3.01%	05/25/37	[1]	182,184	182,890
Fannie Mae REMICS, Series 2011-8, Class PF
(LIBOR USD 1-Month plus 0.50%)
3.01%	01/25/40	[1]	106,663	106,924
Fannie Mae REMICS, Series 2012-19, Class FP
(LIBOR USD 1-Month plus 0.50%)
3.01%	12/25/39	[1]	619,593	623,374
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
3.03%	04/25/42	[1]	634,049	640,397
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
2.76%	07/25/42	[1]	625,188	624,988
Fannie Mae REMICS, Series 2014-19, Class FA
(LIBOR USD 1-Month plus 0.40%)
2.91%	11/25/39	[1]	268,090	268,171
Fannie Mae REMICS. Series 2004-92, Class FD

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.35%)
2.86%	05/25/34	[1]	$584,728	$586,077
Freddie Mac Gold Pool C90474
7.00%	08/01/21		12,672	12,967
Freddie Mac Gold Pool D93410
6.50%	04/01/19		1,149	1,151
Freddie Mac Gold Pool G13107
5.50%	07/01/20		9,053	9,091
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series J22F, Class A1
3.45%	05/25/23		548,700	557,272
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K504, Class A2
2.57%	09/25/20	[3]	1,192,451	1,188,927
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23		2,221	2,335
Freddie Mac REMICS, Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
3.41%	10/15/31	[1]	73,501	74,600
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		693	12
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
3.06%	10/15/33	[1]	883,463	892,650
Freddie Mac REMICS, Series 2763, Class FC
(LIBOR USD 1-Month plus 0.35%)
2.81%	04/15/32	[1]	239,281	239,348
Freddie Mac REMICS, Series 2945, Class LD
4.00%	02/15/35		608	607
Freddie Mac REMICS, Series 2990, Class DE
(LIBOR USD 1-Month plus 0.38%)
2.84%	11/15/34	[1]	319,387	320,184
Freddie Mac REMICS, Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
2.78%	10/15/34	[1]	359,097	359,136
Freddie Mac REMICS, Series 3066, Class PF
(LIBOR USD 1-Month plus 0.30%)
2.76%	04/15/35	[1]	591,083	591,190
Freddie Mac REMICS, Series 3085, Class FW

See accompanying notes to Schedule of Portfolio Investments.

148 / N-Q Report December 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.70%)
3.16%	08/15/35	[1]	$546,315	$555,581
Freddie Mac REMICS, Series 3139, Class FL
(LIBOR USD 1-Month plus 0.30%)
2.76%	01/15/36	[1]	408,218	408,177
Freddie Mac REMICS, Series 3172, Class FK
(LIBOR USD 1-Month plus 0.45%)
2.91%	08/15/33	[1]	102,080	102,142
Freddie Mac REMICS, Series 3196, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.81%	04/15/32	[1]	650,959	651,236
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.76%	08/15/35	[1]	508,436	507,714
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
2.76%	08/15/35	[1]	102,138	101,993
Freddie Mac REMICS, Series 3652, Class PF
(LIBOR USD 1-Month plus 0.75%)
3.21%	07/15/32	[1]	26,996	27,099
Freddie Mac REMICS, Series 3767, Class JF
(LIBOR USD 1-Month plus 0.30%)
2.76%	02/15/39	[1]	387,093	387,985
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.86%	11/15/40	[1]	173,289	172,146
Freddie Mac REMICS, Series 3806, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.86%	08/15/25	[1]	167,987	168,358
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
2.86%	04/15/29	[1]	39,048	39,068
Freddie Mac REMICS, Series 3845, Class FQ
(LIBOR USD 1-Month plus 0.25%)
2.71%	02/15/26	[1]	298,471	298,819
Freddie Mac REMICS, Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
2.96%	07/15/41	[1]	334,230	336,369

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3940, Class PF
(LIBOR USD 1-Month plus 0.35%)
2.81%	05/15/40	[1]	$814,013	$815,274
Freddie Mac REMICS, Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
2.81%	10/15/39	[1]	404,358	404,579
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
2.86%	05/15/32	[1]	89,609	89,789
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.96%	06/15/42	[1]	513,906	517,564
Ginnie Mae II Pool 80546 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.13%	10/20/31	[1]	10,574	10,970
Ginnie Mae II Pool 80610 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.63%	06/20/32	[1]	126,781	131,201
Ginnie Mae II Pool 80614 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.75%	07/20/32	[1]	16,460	17,091
Ginnie Mae II Pool 80687 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.63%	04/20/33	[1]	113,940	117,996
Ginnie Mae II Pool 8339 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.13%	12/20/23	[1]	15,155	15,474
Ginnie Mae II Pool 8684 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.75%	08/20/25	[1]	27,096	27,857
Ginnie Mae II Pool MA0331 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.75%	08/20/42	[1]	166,257	171,615
Ginnie Mae, Series 2001-22, Class FK
(LIBOR USD 1-Month plus 0.35%)
2.81%	05/16/31	[1]	738,098	740,018
Ginnie Mae, Series 2001-51, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.96%	10/16/31	[1]	560,081	561,704
Ginnie Mae, Series 2002-16, Class FV

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 149

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.40%)
2.86%	02/16/32	[1]	$816,269	$819,719
Ginnie Mae, Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
2.87%	10/20/32	[1]	166,634	166,984
Ginnie Mae, Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
2.87%	10/20/32	[1]	158,926	159,260
Ginnie Mae, Series 2003-42, Class FA
(LIBOR USD 1-Month plus 0.40%)
2.86%	07/16/31	[1]	798,575	802,566
Ginnie Mae, Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
3.75%	01/16/34	[1]	488,287	504,828
Ginnie Mae, Series 2009-66, Class UF
(LIBOR USD 1-Month plus 1.00%)
3.46%	08/16/39	[1]	161,136	165,091
Ginnie Mae, Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
3.26%	10/16/39	[1]	170,270	173,090
Ginnie Mae, Series 2011-70, Class IL (IO)
(LIBOR USD 1-Month plus 7.10%)
0.60%	06/16/37	[1]	2,280,926	43,755
Ginnie Mae, Series 2012-10, Class FP
(LIBOR USD 1-Month plus 0.30%)
2.77%	01/20/41	[1]	120,658	120,686
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
2.77%	07/20/38	[1]	262,595	262,363
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.97%	10/07/20	[1]	901,529	901,811
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.94%	12/08/20	[1]	575,914	577,586
NCUA Guaranteed Notes Trust, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.80%	03/11/20	[1]	193,389	193,638

				23,055,642

Total Mortgage-Backed
(Cost $28,524,204)				28,483,548

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES — 27.49%
U.S. Treasury Notes — 27.49%
U.S. Treasury Notes
2.75%	09/30/20	$21,515,000	$21,599,463
2.75%	09/15/21	835,000	840,936
2.88%	10/15/21	7,905,000	7,989,608

Total U.S. Treasury Securities
(Cost $30,232,443)			30,430,007

Total Bonds – 80.78%
(Cost $89,351,538)			89,404,968

Issues	Maturity Date	Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 19.51%
Commercial Paper — 0.20%
Ford Motor Credit Co.
3.07%	04/04/19	225,000	223,039

Foreign Government Obligations — 2.88%
Japan Treasury Discount Bill, Series 791 (Japan)
0.00%[4,9]	01/28/19	350,000,000	3,190,377

Money Market Funds — 2.23%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.30%[10]		2,464,000	2,464,000

U.S. Treasury Bills — 14.20%
U.S. Treasury Bills
2.14%[9]	01/10/19	900,000	899,550
2.22%[9]	01/31/19	4,000,000	3,992,637
2.37%[9]	04/04/19	600,000	596,287
2.38%[9]	02/19/19	4,000,000	3,987,367
2.38%[9,11]	03/28/19	26,000	25,855
2.38%[9]	04/18/19	1,650,000	1,638,395
U.S. Treasury Bills (WI)
2.43%[9]	04/11/19	4,600,000	4,569,672

			15,709,763

Total Short-Term Investments
(Cost $21,509,114)			21,587,179

Total Investments – 100.29%
(Cost $110,860,652)			110,992,147

Liabilities in Excess of Other
Assets – (0.29)%			(317,107)

Net Assets – 100.00%			$110,675,040

See accompanying notes to Schedule of Portfolio Investments.

150 / N-Q Report December 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2018.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-income producing security.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[7]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $30,889, which is 0.03% of total net assets.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of December 31, 2018.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $25,857.

*	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

**	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(SOFR): Secured Overnight Financing Rate

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 3,139,013	JPY 350,000,000	Goldman Sachs International	01/28/19	$(58,142)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	34	03/29/19	$7,218,625	$48,489	$48,489

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018  /  151

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 95.03%
ASSET-BACKED SECURITIES — 14.88%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[1]	$394,136	$463,135
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
3.21%	07/25/56	[1,2]	4,394,477	4,399,531
AIMCO CLO, Series 2014-AA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
3.57%	07/20/26	[1,2,3]	2,674,321	2,664,906
AIMCO CLO, Series 2015-AA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.29%	01/15/28	[1,2,3]	10,000,000	9,855,000
ARES XXIX CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
3.64%	04/17/26	[1,2,3]	5,562,255	5,553,448
Babson CLO Ltd., Series 2016-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.56%	07/20/28	1,2,3,†	5,800,000	5,800,120
Babson CLO Ltd., Series 2044-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
3.62%	07/20/25	[1,2,3]	5,250,688	5,251,139
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.42%	07/20/29	[1,2,3]	8,400,000	8,273,009
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
3.06%	01/25/35	[1,2]	695,889	688,415
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.81%	04/25/35	[1,2]	1,252,906	1,221,055
BlueMountain CLO Ltd., Series 2015-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.77%	04/13/27	[1,2,3]	6,285,000	6,287,724
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
(LIBOR USD 3-Month plus 0.20%)
3.02%	06/25/26	[2]	71,099	70,444
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
3.48%	02/25/30	[2]	60,055	60,580

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.91%	03/25/42	[1,2]	$2,971,215	$2,869,617
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
3.12%	06/25/42	[1,2]	2,655,775	2,469,669
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
3.44%	11/15/28	[1,2,3]	7,500,000	7,401,962
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.34%	10/15/27	[1,2,3]	9,500,000	9,431,761
Edsouth Indenture No. 3 LLC, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
3.24%	04/25/39	[1,2]	165,752	164,747
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
3.31%	04/26/32	[1,2]	3,465,000	3,483,251
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.56%	03/25/36	[2]	91,124	91,900
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
3.86%	03/25/36	[1,2]	6,400,000	6,520,756
Flagship CLO VIII Ltd., Series 2014-8A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.29%	01/16/26	[1,2,3]	7,950,000	7,921,068
Galaxy XXIX CLO Ltd. (Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
3.41%	11/15/26	[1,2,3]	3,500,000	3,468,468
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.97%	08/27/46	[1,2]	2,665,993	2,543,848
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	1,418,167	1,391,654
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
3.13%	08/25/42	[2]	473,297	443,010

See accompanying notes to Schedule of Portfolio Investments.

152 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
3.74%	05/25/34	[1,2]	$1,686,424	$1,701,532
J.G. Wentworth XXXVIII LLC, Series 2016-1A, Class A
3.41%	06/15/67	[1]	766,971	752,651
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%	08/16/60	[1]	3,834,718	3,899,351
LCM XXI LP, Series 21A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
3.35%	04/20/28	[1,2,3]	3,575,000	3,523,238
Limerock CLO III LLC, Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.67%	10/20/26	[1,2,3]	8,000,000	7,984,742
Mill Creek II CLO Ltd., Series 2016-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
4.22%	04/20/28	[1,2,3]	5,590,000	5,594,161
Navient Student Loan Trust, Series 2014-1, Class A4
(LIBOR USD 1-Month plus 0.75%)
3.26%	02/25/39	[2]	3,840,000	3,804,955
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
3.11%	05/27/49	[2]	6,120,000	6,150,572
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
3.11%	04/25/40	[2]	8,726,792	8,684,308
Navient Student Loan Trust, Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
4.01%	06/25/65	[1,2]	11,200,000	11,591,256
Navient Student Loan Trust, Series 2017-1A, Class A3
(LIBOR USD 1-Month plus 1.15%)
3.66%	07/26/66	[1,2]	16,200,000	16,403,786
Navient Student Loan Trust, Series 2017-3A, Class A3
(LIBOR USD 1-Month plus 1.05%)
3.56%	07/26/66	[1,2]	18,400,000	18,613,714
Navient Student Loan Trust, Series 2018-3A, Class A3
(LIBOR USD 1-Month plus 0.80%)
3.31%	03/25/67	[1,2]	3,500,000	3,462,723
Nelnet Student Loan Trust, Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.69%	01/25/38	[2]	$4,106,007	$3,845,629
Nelnet Student Loan Trust, Series 2007-1, Class A3
(LIBOR USD 3-Month plus 0.07%)
2.75%	05/27/25	[2]	2,037,810	2,030,100
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
3.11%	10/27/36	[1,2]	134,729	134,326
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
3.46%	11/25/48	[1,2]	1,865,000	1,878,073
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
3.10%	04/25/46	[1,2]	2,595,734	2,574,547
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
3.41%	06/25/54	[1,2]	11,000,000	11,007,362
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
3.26%	01/29/46	[2]	135,000	133,239
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.27%	10/20/26	[1,2,3]	4,910,000	4,853,618
PHEAA Student Loan Trust, Series 2013-3A, Class A
(LIBOR USD 1-Month plus 0.75%)
3.26%	11/25/42	[1,2]	4,091,545	4,112,967
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
3.41%	10/28/43	[1,2]	114,083	114,414
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.61%	03/28/46	[1,2]	118,992	119,995
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.91%	08/15/31	[2]	613,981	581,496
SLC Student Loan Trust, Series 2005-2, Class A4
(LIBOR USD 3-Month plus 0.16%)
2.95%	12/15/39	[2]	12,000,000	11,646,776
SLC Student Loan Trust, Series 2005-3, Class A4
(LIBOR USD 3-Month plus 0.15%)
2.94%	12/15/39	[2]	13,800,000	13,059,769

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 153

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.95%	03/15/55	[2]	$13,120,000	$12,464,832
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
4.39%	12/15/32	[2]	3,733,587	3,826,603
SLM Student Loan Trust, Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
3.38%	03/15/38	[2]	5,424,896	5,089,650
SLM Student Loan Trust, Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
3.54%	03/15/33	[1,2]	2,605,638	2,601,844
SLM Student Loan Trust, Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
3.36%	09/15/39	[2]	3,809,046	3,649,374
SLM Student Loan Trust, Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
2.86%	01/25/40	[2]	10,888,929	10,385,250
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.96%	07/25/39	[2]	660,700	623,723
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.66%	01/25/41	[2]	13,397,930	13,017,835
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.65%	01/25/41	[2]	1,800,000	1,753,386
SLM Student Loan Trust, Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
2.66%	07/25/25	[2]	12,800,000	11,637,787
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
2.55%	01/25/22	[2]	215,000	210,362
SLM Student Loan Trust, Series 2007-3, Class B
(LIBOR USD 3-Month plus 0.15%)
2.64%	01/25/28	[2]	12,800,000	11,622,116
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
3.24%	10/27/70	[2]	2,195,000	2,057,550

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
3.24%	04/25/23	[2]	$16,451,970	$16,350,315
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.69%	01/25/83	[2]	1,000,000	956,689
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.69%	04/26/83	[2]	710,000	695,950
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
4.14%	07/25/22	[2]	1,459,106	1,478,411
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	04/25/73	[2]	710,000	730,430
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
4.19%	07/25/23	[2]	13,108,884	13,328,689
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/25/73	[2]	7,315,000	7,497,938
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.59%	07/25/23	[2]	10,985,683	11,075,920
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/26/83	[2]	710,000	726,407
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
4.34%	07/26/83	[2]	820,000	836,644
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.99%	04/25/23	[2]	3,204,354	3,262,983
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/75	[2]	735,000	771,803
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.99%	04/25/23	[2]	4,559,507	4,586,885

See accompanying notes to Schedule of Portfolio Investments.

154 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.74%	10/25/83	[2]	$7,235,000	$7,540,640
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
3.26%	01/25/45	[1,2]	9,376,472	9,333,837
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.66%	10/25/34	[2]	2,680,000	2,730,581
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
3.71%	10/25/34	[2]	4,035,000	4,116,455
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
3.46%	09/25/28	[2]	1,027,736	1,030,321
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
3.21%	01/25/29	[2]	1,500,196	1,491,916
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
3.16%	05/26/26	[2]	3,880,142	3,837,022
SLM Student Loan Trust, Series 2012-7,
Class B
(LIBOR USD 1-Month plus 1.80%)
4.31%	09/25/43	[2]	2,200,000	2,217,955
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
3.06%	06/25/43	[2]	1,424,107	1,419,241
SLM Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.60%)
3.11%	02/26/29	[2]	1,422,754	1,405,135
SLM Student Loan Trust, Series 2014-2,
Class A3
(LIBOR USD 1-Month plus 0.59%)
3.10%	03/25/55	[2]	13,174,702	13,238,319
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	1,†	1,838,043	2,099,903
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	[1]	1,232,604	1,408,968
Student Loan Consolidation Center Student
Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)0

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
1.61%	07/01/42	[1,2]	$200,000	$159,925
Voya CLO Ltd., Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.21%	07/25/26	[1,2,3]	3,189,070	3,185,161
Voya CLO Ltd., Series 2015-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.97%)
3.45%	07/23/27	[1,2,3]	8,445,000	8,339,370

Total Asset-Backed Securities
(Cost $445,688,090)				451,843,642

BANK LOANS — 0.92%*
Communications — 0.22%
CSC Holdings LLC, Term Loan
(LIBOR plus 2.25%)
4.75%	01/15/26	[2]	1,500,000	1,425,000
SBA Senior Finance II LLC, Term Loan
(LIBOR plus 2.00%)
4.53%	04/11/25	[2]	2,273,575	2,186,190
Sprint Communications, Inc., Term Loan
(LIBOR plus 2.50%)
5.06%	02/02/24	[2]	496,212	473,471
(LIBOR plus 3.00%)
5.56%	02/02/24	[2]	1,000,000	970,000
Unitymedia Finance LLC,
Term Loan E
(LIBOR plus 2.00%)
4.46%	06/01/23	[2]	1,600,000	1,557,640

				6,612,301

Consumer Discretionary — 0.02%
Reynolds Group Holdings, Inc., Term Loan
(LIBOR plus 2.75%)
5.27%	02/05/23	[2]	806,479	771,050

Electric — 0.07%
Chief Power Finance LLC, Term Loan B
(LIBOR plus 4.75%)
7.28%	12/31/20	[2,4,5]	1,408,440	1,317,476
Homer City Generation LP, Term Loan
(LIBOR plus 11.00%)
13.53%	04/05/23	[2,4,5]	713,230	685,888

				2,003,364

Energy — 0.04%
Energy Transfer Equity LP, Term Loan
(LIBOR plus 2.00%)
4.52%	02/02/24	[2]	1,050,000	1,027,310
Vistra Operations Co., LLC, Term Loan B1

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 155

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
(LIBOR plus 2.00%)
4.52%	08/04/23	[2]	$114,983	$111,134

				1,138,444

Finance — 0.10%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3
(LIBOR plus 2.00%)
4.47%	01/15/25	[2]	461,472	444,697
Delos Finance SARL, Term Loan
(LIBOR plus 1.75%)
4.55%	10/06/23	[2]	2,652,629	2,587,639

				3,032,336

Gaming — 0.05%
Las Vegas Sands LLC, Term Loan B
(LIBOR plus 1.75%)
4.27%	03/27/25	[2]	1,588,000	1,521,836

Health Care — 0.16%
Bausch Health Companies, Inc., Term Loan
(LIBOR plus 3.00%)
5.38%	06/02/25	[2]	2,936,859	2,813,276
Gentiva Health Services, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.31%	07/02/25	[2]	1,462,398	1,422,182
IQVIA, Inc., Term Loan B3
(LIBOR plus 1.75%)
4.27%	06/11/25	[2]	746,250	723,400

				4,958,858

Industrials — 0.02%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.25%)
4.16%	03/02/20	[2,4,5]	566,475	564,351

Information Technology — 0.23%
Dell International LLC, Term Loan A2
(LIBOR plus 1.75%)
4.28%	09/07/21	[2]	2,000,000	1,947,920
First Data Corp., Term Loan
(LIBOR plus 2.00%)
4.50%	04/26/24	[2]	3,075,353	2,945,420
IQVIA, Inc., Term Loan B1
(LIBOR plus 2.00%)
4.80%	03/07/24	[2]	675,505	658,111
SS&C Technologies, Inc.,
Term Loan B3

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 2.25%)
4.77%	04/16/25	[2]	$1,092,492	$1,033,967
SS&C Technologies, Inc., Term Loan B4
(LIBOR plus 2.25%)
4.77%	04/16/25	[2]	414,397	392,198

				6,977,616

Retail — 0.01%
BC ULC/New Red Finance, Inc., Term Loan B-3 (Canada)
(LIBOR plus 2.25%)
4.77%	02/16/24	[2,3]	492,274	469,915

Total Bank Loans
(Cost $28,955,055)				28,050,071

CORPORATES — 35.52%*

Automotive — 0.02%
Metalsa SA de CV, Series REGS (Mexico)
4.90%	04/24/23	[3]	500,000	478,150

Banking — 5.24%
Banco Continental Sa Via Continental Senior Trustees, Series REGS (Cayman Islands)
5.50%	11/18/20	[3]	950,000	982,063
Banco Internacional del Peru SAA Interbank,
Series REGS (Peru)
6.63%	03/19/29	[3,6]	250,000	263,600
Banco Nacional de Comercio Exterior
SNC/Cayman Islands (Mexico)
3.80%	08/11/26	[1,3,6]	2,000,000	1,915,020
Bank of America Corp.
2.74%	01/23/22	[6]	8,625,000	8,496,635
3.00%	12/20/23	[6]	1,515,000	1,473,409
3.42%	12/20/28	[6]	488,000	456,384
3.71%	04/24/28	[6]	9,040,000	8,675,575
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	5,185,000	5,096,622
3.59%	07/21/28	[6]	7,810,000	7,404,239
Bank of America Corp. (MTN)
3.09%	10/01/25	[6]	4,710,000	4,469,456
4.00%	04/01/24		544,000	547,401
4.27%	07/23/29	[6]	2,635,000	2,633,859
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		1,515,000	1,489,401
Global Bank Corp. (Panama)
4.50%	10/20/21	[1,3]	1,198,000	1,165,055

See accompanying notes to Schedule of Portfolio Investments.

156 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase & Co.
2.55%	10/29/20		$657,000	$649,697
3.22%	03/01/25	[6]	10,980,000	10,619,241
3.54%	05/01/28	[6]	6,299,000	6,015,028
3.90%	07/15/25		3,244,000	3,218,810
4.02%	12/05/24	[6]	7,635,000	7,700,867
JPMorgan Chase Bank N.A. (BKNT)
2.60%	02/01/21	[6]	9,100,000	9,039,015
(LIBOR USD 3-Month plus 0.29%)
2.83%	02/01/21	[2]	7,560,000	7,508,804
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,6]	5,780,000	5,470,545
PNC Bank N.A. (BKNT)
1.45%	07/29/19		4,000,000	3,966,368
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	4,300,000	4,162,578
3.37%	01/05/24	[3,6]	3,000,000	2,847,967
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	3,000,000	2,999,533
2.50%	01/05/21	[3]	885,000	864,606
5.00%	11/07/23	[1,3]	3,100,000	3,042,870
Wells Fargo & Co.
3.00%	04/22/26		14,265,000	13,286,079
3.00%	10/23/26		9,405,000	8,715,374
Wells Fargo & Co. (MTN)
2.63%	07/22/22		1,525,000	1,469,508
3.58%	05/22/28	[6]	4,810,000	4,619,947
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		15,000,000	14,870,408
3.33%	07/23/21	[6]	3,050,000	3,047,715

				159,183,679

Communications — 3.59%
21st Century Fox America, Inc.
6.90%	03/01/19		3,287,000	3,305,995
AMC Networks, Inc.
4.75%	08/01/25		1,580,000	1,429,900
AT&T, Inc.
3.40%	05/15/25		3,500,000	3,295,031
4.30%	02/15/30		4,115,000	3,918,812
4.35%	06/15/45		3,765,000	3,201,776
4.80%	06/15/44		4,662,000	4,168,414
5.15%	11/15/46		3,415,000	3,184,829
5.25%	03/01/37		3,170,000	3,121,535
CBS Corp.
3.38%	02/15/28		2,625,000	2,384,696

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/27	[1]	$939,000	$875,751
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20		1,250,000	1,249,121
6.48%	10/23/45		1,490,000	1,534,849
Clear Channel International BV (Netherlands)
8.75%	12/15/20	[1,3]	1,069,000	1,081,026
Comcast Corp.
4.60%	10/15/38		9,360,000	9,469,604
CSC Holdings LLC
5.38%	07/15/23	[1]	3,824,000	3,738,725
5.38%	02/01/28	[1]	1,795,000	1,655,313
8.63%	02/15/19		700,000	703,500
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	2,398,000	2,098,250
8.50%	10/15/24	[1,3]	2,020,000	1,955,613
9.75%	07/15/25	[1,3]	800,000	806,240
Level 3 Financing, Inc.
5.25%	03/15/26		1,140,000	1,045,950
5.38%	05/01/25		1,500,000	1,405,313
5.63%	02/01/23		1,190,000	1,172,150
Qwest Corp.
6.75%	12/01/21		2,235,000	2,290,763
6.88%	09/15/33		500,000	446,875
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[1]	4,095,000	3,540,897
Sirius XM Radio, Inc.
3.88%	08/01/22	[1]	1,379,000	1,322,116
Sprint Capital Corp.
6.88%	11/15/28		1,141,000	1,081,098
Sprint Communications, Inc.
7.00%	03/01/20	[1]	1,400,000	1,438,500
Sprint Corp.
7.13%	06/15/24		1,142,000	1,133,823
7.63%	03/01/26		530,000	524,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[1]	7,913,125	7,804,320
4.74%	03/20/25	[1]	6,625,000	6,517,344
Time Warner Cable LLC
5.50%	09/01/41		2,972,000	2,716,728
5.88%	11/15/40		965,000	898,344
T-Mobile USA, Inc.
4.50%	02/01/26		200,000	186,000
4.75%	02/01/28		2,481,000	2,248,406
6.50%	01/15/24		740,000	758,500

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 157

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
4.50%	08/10/33		$4,755,000	$4,736,534
4.86%	08/21/46		6,740,000	6,645,249
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[1,3]	840,000	772,800
5.50%	08/15/26	[1,3]	2,260,000	2,096,150
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[3]	3,000,000	2,915,743
Warner Media LLC
3.80%	02/15/27		2,205,000	2,071,383

				108,948,666

Consumer Discretionary — 1.19%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%	02/01/26	[1]	1,750,000	1,655,930
4.90%	02/01/46	[1]	2,950,000	2,743,013
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,3]	1,500,000	1,444,165
5.15%	05/15/38	[1,3]	1,500,000	1,381,959
BAT Capital Corp.
2.30%	08/14/20		6,000,000	5,862,122
Central Garden & Pet Co.
5.13%	02/01/28		815,000	733,500
Constellation Brands, Inc.
2.00%	11/07/19		10,000,000	9,878,889
First Quality Finance Co., Inc.
5.00%	07/01/25	[1]	634,000	569,015
High Ridge Brands Co.
8.88%	03/15/25	[1,4,5]	2,175,000	967,875
Molson Coors Brewing Co.
1.45%	07/15/19		3,196,000	3,164,900
Reynolds American, Inc.
4.45%	06/12/25		1,500,000	1,448,347
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.
5.75%	10/15/20		3,202,901	3,202,901
Suntory Holdings Ltd. (Japan)
2.55%	09/29/19	[1,3]	3,015,000	2,997,136

				36,049,752

Consumer Products — 0.10%
Newell Brands, Inc.
3.85%	04/01/23		3,000,000	2,923,434

Electric — 2.68%
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22	[3]	250,000	252,825

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Alabama Power Capital Trust V
5.90%	10/01/42	[6]	$1,300,000	$1,270,519
Cleco Power LLC
6.00%	12/01/40		1,380,000	1,565,265
Consolidated Edison Co. of New York, Inc., Series E
4.65%	12/01/48		4,000,000	4,163,647
Dominion Energy, Inc.
5.75%	10/01/54	[6]	2,515,000	2,523,830
Duke Energy Carolinas LLC
3.70%	12/01/47		1,810,000	1,648,198
Duke Energy Progress LLC
3.25%	08/15/25		2,625,000	2,556,610
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[1]	4,641,000	4,837,050
Entergy Corp.
4.00%	07/15/22		1,750,000	1,757,073
Eskom Holdings SOC Ltd., Series REGS (South Africa)
7.13%	02/11/25	[3]	1,000,000	915,209
Interstate Power & Light Co.
3.25%	12/01/24		6,130,000	5,938,284
ITC Holdings Corp.
3.65%	06/15/24		1,251,000	1,243,581
Kansas City Power & Light Co.
3.15%	03/15/23		5,470,000	5,416,338
Metropolitan Edison Co.
4.00%	04/15/25	[1]	2,625,000	2,683,415
7.70%	01/15/19		7,230,000	7,240,733
MidAmerican Energy Co.
4.25%	05/01/46		2,900,000	2,952,270
NextEra Energy Capital Holdings, Inc. (LIBOR USD 3-Month plus 0.55%)
3.26%	08/28/21	[2]	7,005,000	6,918,861
NextEra Energy Operating Partners LP
4.50%	09/15/27	[1]	1,412,000	1,263,740
Pacific Gas & Electric Co.
3.30%	12/01/27		3,000,000	2,461,875
Perusahaan Gas Negara Persero TBK PT (Indonesia)
5.13%	05/16/24	[1,3]	1,650,000	1,647,781
PNM Resources, Inc.
3.25%	03/09/21		1,073,000	1,063,377
Public Service Co. of New Mexico
3.85%	08/01/25		5,565,000	5,499,160
5.35%	10/01/21		45,000	46,646
Public Service Electric & Gas Co., Series CC
9.25%	06/01/21		6,935,000	7,887,872

See accompanying notes to Schedule of Portfolio Investments.

158 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Southern Co. Gas Capital Corp.
3.25%	06/15/26		$2,935,000	$2,766,028
Southwestern Electric Power Co.
3.55%	02/15/22		2,625,000	2,631,838
Southwestern Electric Power Co., Series M
4.10%	09/15/28		2,190,000	2,199,249

				81,351,274

Energy — 3.17%
Antero Resources Corp.
5.00%	03/01/25		1,100,000	1,001,000
5.13%	12/01/22		1,775,000	1,686,250
Centennial Resource Production LLC
5.38%	01/15/26	[1]	400,000	374,000
Cheniere Energy Partners LP
5.25%	10/01/25		1,700,000	1,591,625
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[1]	490,000	446,513
Diamondback Energy, Inc.
4.75%	11/01/24	[1]	196,000	189,630
5.38%	05/31/25		1,350,000	1,336,500
Enbridge Energy Partners LP
5.88%	10/15/25		2,190,000	2,367,335
Energy Transfer LP
5.50%	06/01/27		1,448,000	1,415,420
5.88%	01/15/24		1,745,000	1,781,139
Energy Transfer Operating LP
5.15%	03/15/45		3,116,000	2,724,384
EQM Midstream Partners LP
5.50%	07/15/28		1,205,000	1,179,093
EQT Corp.
3.90%	10/01/27		3,000,000	2,590,881
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[1]	1,375,000	1,396,888
Gulfport Energy Corp.
6.38%	05/15/25		315,000	279,956
Hess Corp.
7.88%	10/01/29		1,855,000	2,105,559
Kinder Morgan Energy Partners LP
5.80%	03/15/35		210,000	215,252
Kinder Morgan, Inc.
5.30%	12/01/34		875,000	859,917
5.63%	11/15/23	[1]	3,127,000	3,309,040
Matador Resources Co.
5.88%	09/15/26		1,543,000	1,427,275
Newfield Exploration Co.
5.75%	01/30/22		2,416,000	2,446,200
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[1]	924,000	840,840

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Petrobras Global Finance BV (Netherlands)
4.38%	05/20/23	[3]	$360,000	$345,672
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[3]	500,000	481,250
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[3]	60,000	58,461
5.38%	03/13/22	[3]	3,650,000	3,586,125
6.50%	03/13/27	[3]	1,560,000	1,470,300
6.50%	01/23/29	[3]	4,135,000	3,857,541
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		6,250,000	6,143,372
Range Resources Corp.
4.88%	05/15/25		1,250,000	1,031,250
5.00%	03/15/23		1,950,000	1,723,313
Rockies Express Pipeline LLC
5.63%	04/15/20	[1]	6,234,000	6,265,170
6.00%	01/15/19	[1]	1,500,000	1,500,337
Ruby Pipeline LLC
6.00%	04/01/22	[1]	5,760,227	5,922,849
Sabine Pass Liquefaction LLC
5.75%	05/15/24		2,280,000	2,373,851
Spectra Energy Partners LP
4.60%	06/15/21		3,335,000	3,428,975
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		4,380,000	3,933,133
Sunoco LP/Sunoco Finance Corp.
5.88%	03/15/28		2,793,000	2,618,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%	04/15/26	[1]	604,000	587,390
TC PipeLines LP
4.38%	03/13/25		3,000,000	2,976,143
4.65%	06/15/21		2,300,000	2,342,067
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		2,050,000	1,845,000
Transocean Guardian Ltd. (Cayman Islands)
5.88%	01/15/24	[1,3]	1,060,000	1,020,250
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,3]	1,623,000	1,574,310
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	1,504,800	1,448,370
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26	[1]	1,709,000	1,649,185
Williams Cos., Inc. (The)
3.60%	03/15/22		1,184,000	1,162,621
4.55%	06/24/24		2,625,000	2,651,353
6.30%	04/15/40		1,750,000	1,850,339

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 159

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
WPX Energy, Inc.
5.75%	06/01/26		$939,000	$854,490

				96,266,252

Finance — 5.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	[3]	1,500,000	1,474,710
Air Lease Corp.
2.50%	03/01/21		3,450,000	3,361,218
3.88%	07/03/23		2,862,000	2,819,683
Alta Wind Holdings LLC
7.00%	06/30/35	[1,4,5]	1,735,562	1,885,713
American Express Credit Corp. (MTN)
2.20%	03/03/20		5,000,000	4,947,093
Citibank N.A. (BKNT)
3.40%	07/23/21		5,850,000	5,859,501
Citigroup, Inc.
3.14%	01/24/23	[6]	4,200,000	4,128,430
3.67%	07/24/28	[6]	2,940,000	2,796,757
8.50%	05/22/19		3,050,000	3,113,853
Fondo MIVIVIENDA SA, Series REGS (Peru)
3.50%	01/31/23	[3]	1,000,000	961,875
Ford Motor Credit Co. LLC
2.02%	05/03/19		515,000	511,800
2.34%	11/02/20		3,295,000	3,163,544
2.98%	08/03/22		3,015,000	2,786,548
3.20%	01/15/21		5,970,000	5,787,805
3.22%	01/09/22		630,000	592,029
3.34%	03/28/22		7,735,000	7,285,016
8.13%	01/15/20		7,780,000	8,041,011
(LIBOR USD 3-Month plus 0.88%)
3.31%	10/12/21	[2]	3,000,000	2,880,114
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		5,000,000	4,999,300
GE Capital International Funding Co.
(Ireland)
2.34%	11/15/20	[3]	10,500,000	10,133,823
4.42%	11/15/35	[3]	4,462,000	3,747,724
General Motors Financial Co., Inc.
2.40%	05/09/19		2,500,000	2,490,820
3.10%	01/15/19		4,000,000	3,999,627
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		10,000,000	9,946,785
3.27%	09/29/25	[6]	4,745,000	4,451,781
3.81%	04/23/29	[6]	5,175,000	4,837,081
4.22%	05/01/29	[6]	1,505,000	1,452,757
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		8,155,000	7,957,861

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
International Lease Finance Corp.
6.25%	05/15/19		$3,000,000	$3,026,814
Morgan Stanley
3.63%	01/20/27		2,290,000	2,178,655
(LIBOR USD 3-Month plus 0.93%)
3.40%	07/22/22	[2]	8,400,000	8,286,209
Morgan Stanley (GMTN)
5.50%	07/24/20		3,000,000	3,093,781
7.30%	05/13/19		2,740,000	2,781,840
(LIBOR USD 3-Month plus 0.55%)
3.17%	02/10/21	[2]	8,400,000	8,308,660
(LIBOR USD 3-Month plus 1.38%)
3.92%	02/01/19	[2]	4,000,000	4,003,042
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,030,615
Morgan Stanley, Series 3NC2 (LIBOR USD 3-Month plus 0.80%)
3.41%	02/14/20	[2]	2,025,000	2,025,088
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,3,6]	3,070,000	2,957,488
Raymond James Financial, Inc.
3.63%	09/15/26		1,540,000	1,453,662

				156,560,113

Food — 1.33%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
3.29%	03/16/20	[2]	5,000,000	4,956,397
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[1]	1,549,000	1,227,583
Conagra Brands, Inc.
3.80%	10/22/21		7,766,000	7,773,861
Kraft Heinz Foods Co.
3.00%	06/01/26		3,043,000	2,719,020
5.20%	07/15/45		4,815,000	4,356,990
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	6,700,000	6,619,218
Pilgrim’s Pride Corp.
5.88%	09/30/27	[1]	1,800,000	1,638,000
Post Holdings, Inc.
5.63%	01/15/28	[1]	955,000	882,181
5.75%	03/01/27	[1]	3,206,000	3,021,655
Tyson Foods, Inc.
2.65%	08/15/19		5,000,000	4,983,700
(LIBOR USD 3-Month plus 0.45%)
3.10%	08/21/20	[2]	2,185,000	2,169,289

				40,347,894

See accompanying notes to Schedule of Portfolio Investments.

160 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Gaming — 0.14%
Churchill Downs, Inc.
4.75%	01/15/28	[1]	$1,700,000	$1,546,490
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%	08/15/21	[1]	1,735,000	1,687,287
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	[1]	1,260,000	1,116,675

				4,350,452

Health Care — 4.88%
AbbVie, Inc.
3.20%	05/14/26		700,000	650,303
4.25%	11/14/28		3,000,000	2,921,459
4.30%	05/14/36		875,000	782,952
4.88%	11/14/48		615,000	575,144
Aetna, Inc.
2.80%	06/15/23		1,382,000	1,313,573
4.13%	06/01/21		4,380,000	4,444,210
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[3]	695,000	679,471
Amgen, Inc.
4.40%	05/01/45		3,570,000	3,351,259
Anthem, Inc.
2.50%	11/21/20		4,605,000	4,547,374
3.50%	08/15/24		7,156,000	7,108,271
3.65%	12/01/27		3,385,000	3,238,876
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[3]	646,000	602,467
3.38%	11/16/25	[3]	3,185,000	3,080,073
Bausch Health Cos., Inc. (Canada)
5.50%	11/01/25	[1,3]	2,664,000	2,494,170
6.13%	04/15/25	[1,3]	1,060,000	924,850
Bayer U.S. Finance II LLC
4.38%	12/15/28	[1]	6,400,000	6,102,109
(LIBOR USD 3-Month plus 1.01%)
3.80%	12/15/23	[1,2]	1,000,000	957,337
Bayer U.S. Finance LLC
2.38%	10/08/19	[1]	6,700,000	6,662,704
Becton Dickinson and Co.
2.13%	06/06/19		2,920,000	2,903,294
2.89%	06/06/22		1,750,000	1,701,280
(LIBOR USD 3-Month plus 0.88%)
3.68%	12/29/20	[2]	2,000,000	1,980,464
Biogen, Inc.
5.20%	09/15/45		2,998,000	3,087,997
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[1]	880,000	838,200

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Celgene Corp.
2.75%	02/15/23		$3,060,000	$2,930,812
2.88%	08/15/20		4,300,000	4,271,630
3.88%	08/15/25		1,400,000	1,349,668
5.00%	08/15/45		2,845,000	2,634,254
Centene Corp.
4.75%	01/15/25		1,000,000	957,500
5.38%	06/01/26	[1]	2,888,000	2,827,496
5.63%	02/15/21		1,206,000	1,212,030
CHS/Community Health Systems, Inc.
6.25%	03/31/23		136,000	124,107
Cigna Corp.
4.13%	11/15/25	[1]	4,380,000	4,380,321
4.38%	10/15/28	[1]	1,750,000	1,763,175
Cigna Holding Co.
3.05%	10/15/27		4,875,000	4,427,487
CVS Health Corp.
2.25%	08/12/19		5,000,000	4,976,252
4.30%	03/25/28		4,380,000	4,289,988
5.05%	03/25/48		2,190,000	2,138,024
Elanco Animal Health, Inc.
4.27%	08/28/23	[1]	6,355,000	6,356,266
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[1]	1,015,000	1,022,185
5.63%	07/31/19	[1]	6,446,000	6,519,515
Gilead Sciences, Inc.
4.15%	03/01/47		1,750,000	1,615,870
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,667,494
HCA, Inc.
5.00%	03/15/24		1,987,000	1,972,097
5.25%	04/15/25		977,000	974,557
6.50%	02/15/20		1,698,000	1,744,695
Hologic, Inc.
4.63%	02/01/28	[1]	1,600,000	1,450,400
Humana, Inc.
2.90%	12/15/22		4,795,000	4,646,870
Molina Healthcare, Inc.
4.88%	06/15/25	[1]	905,000	829,206
5.38%	11/15/22		1,913,000	1,846,045
MPH Acquisition Holdings LLC
7.13%	06/01/24	[1]	1,025,000	958,375
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	5,686,000	5,607,307
2.40%	09/23/21	[3]	5,450,000	5,273,493
Tenet Healthcare Corp.
4.50%	04/01/21		2,250,000	2,190,938
4.63%	07/15/24		1,461,000	1,364,209

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 161

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.70%	07/19/19	[3]	$1,015,000	$1,001,577
WellCare Health Plans, Inc.
5.25%	04/01/25		1,916,000	1,851,335

				148,123,015

Industrials — 1.88%
Amcor Finance USA, Inc.
3.63%	04/28/26	[1]	2,125,000	2,007,966
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
6.00%	02/15/25	[1,3]	900,000	833,058
7.25%	05/15/24	[1,3]	2,875,000	2,878,594
BAE Systems Holdings, Inc.
2.85%	12/15/20	[1]	1,895,000	1,870,922
Ball Corp.
4.00%	11/15/23		1,000,000	972,500
Berry Global, Inc.
4.50%	02/15/26	[1]	670,000	614,725
Clean Harbors, Inc.
5.13%	06/01/21		3,000,000	3,000,000
Covanta Holding Corp.
5.88%	07/01/25		1,250,000	1,154,687
6.00%	01/01/27		1,654,000	1,490,750
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		1,000,000	901,250
General Electric Co. (GMTN)
2.20%	01/09/20		3,250,000	3,203,470
4.63%	01/07/21		6,220,000	6,241,029
General Electric Co. (MTN)
4.65%	10/17/21		2,060,000	2,068,443
5.55%	05/04/20		2,600,000	2,642,106
5.55%	01/05/26		4,550,000	4,519,736
(LIBOR USD 3-Month plus 0.48%)
3.10%	08/15/36	[2]	8,555,000	5,903,241
Graphic Packaging International LLC
4.88%	11/15/22		500,000	493,750
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[1,3]	700,000	723,130
Itron, Inc.
5.00%	01/15/26	[1]	1,648,000	1,512,040
L3 Technologies, Inc.
4.40%	06/15/28		4,210,000	4,226,166
Northrop Grumman Corp.
2.93%	01/15/25		825,000	783,898
Sealed Air Corp.
5.25%	04/01/23	[1]	1,000,000	1,007,500
5.50%	09/15/25	[1]	563,000	557,370

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Industrials (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[1,3]	$1,450,000	$1,252,438
Westrock Co.
4.65%	03/15/26	[1]	6,215,000	6,319,375

				57,178,144

Information Technology — 0.45%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		8,297,000	8,195,163
Dell International LLC/EMC Corp.
3.48%	06/01/19	[1]	1,203,000	1,199,566
IQVIA, Inc.
5.00%	10/15/26	[1]	1,800,000	1,727,550
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	300,000	291,787
4.13%	06/01/21	[1,3]	800,000	792,000
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[1]	1,531,000	1,370,245

				13,576,311

Insurance — 0.48%
Farmers Exchange Capital
7.20%	07/15/48	[1]	150,000	174,642
Farmers Exchange Capital II
6.15%	11/01/53	[1,6]	2,500,000	2,709,506
Farmers Insurance Exchange
4.75%	11/01/57	[1,6]	3,800,000	3,367,998
8.63%	05/01/24	[1]	942,000	1,123,741
Nationwide Mutual Insurance Co.
5.08%	12/15/24	[1,6]	3,825,000	3,805,875
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[1,6]	3,425,000	3,468,664

				14,650,426

Materials — 0.60%
Axalta Coating Systems LLC
4.88%	08/15/24	[1]	1,550,000	1,472,500
Corp. Nacional del Cobre de Chile (Chile)
3.63%	08/01/27	[3]	250,000	238,175
Fresnillo PLC, Series REGS (United Kingdom)
5.50%	11/13/23	[3]	500,000	510,200
Georgia-Pacific LLC
2.54%	11/15/19	[1]	10,000,000	9,956,015
Gold Fields Orogen Holdings BVI Ltd., Series REGS (British Virgin Islands)
4.88%	10/07/20	[3]	250,000	248,594

See accompanying notes to Schedule of Portfolio Investments.

162 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Materials (continued)
Indonesia Asahan Aluminum Persero PT (Indonesia)
6.53%	11/15/28	[1,3]	$4,000,000	$4,205,000
SASOL Financing USA LLC
5.88%	03/27/24		1,200,000	1,195,680
Vale Overseas Ltd. (Cayman Islands)
4.38%	01/11/22	[3]	66,000	67,267
Volcan Cia Minera SAA, Series REGS (Peru)
5.38%	02/02/22	[3]	300,000	301,050

				18,194,481

Real Estate Investment Trust (REIT) — 2.93%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,000,000	4,962,175
3.45%	04/30/25		2,660,000	2,560,640
4.60%	04/01/22		875,000	901,986
American Campus Communities Operating Partnership LP
3.35%	10/01/20		1,735,000	1,728,682
3.63%	11/15/27		2,246,000	2,112,227
American Tower Corp.
3.00%	06/15/23		2,740,000	2,638,931
3.40%	02/15/19		10,000,000	9,997,989
AvalonBay Communities, Inc. (GMTN)
3.63%	10/01/20		1,500,000	1,507,764
Boston Properties LP
5.63%	11/15/20		1,750,000	1,811,578
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		2,625,000	2,600,641
Crown Castle International Corp.
3.20%	09/01/24		4,695,000	4,434,562
GLP Capital LP/GLP Financing II, Inc.
4.88%	11/01/20		1,650,000	1,666,283
5.30%	01/15/29		2,280,000	2,242,278
5.38%	04/15/26		2,680,000	2,657,247
5.75%	06/01/28		3,600,000	3,649,500
HCP, Inc.
3.88%	08/15/24		2,715,000	2,670,345
4.25%	11/15/23		5,325,000	5,339,609
Healthcare Realty Trust, Inc.
3.88%	05/01/25		2,190,000	2,140,532
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24		2,000,000	1,987,500
Piedmont Operating Partnership LP
3.40%	06/01/23		4,520,000	4,381,135
Post Apartment Homes LP
3.38%	12/01/22		90,000	88,922

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Reckson Operating Partnership LP
7.75%	03/15/20		$2,375,000	$2,507,848
SL Green Realty Corp.
4.50%	12/01/22		3,000,000	3,038,593
UDR, Inc.
3.70%	10/01/20		4,628,000	4,647,781
Ventas Realty LP
3.25%	10/15/26		4,380,000	4,095,922
3.75%	05/01/24		875,000	862,656
VEREIT Operating Partnership LP
3.00%	02/06/19		1,200,000	1,199,587
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[1]	1,500,000	1,492,346
3.25%	10/05/20	[1]	7,000,000	6,993,896
Welltower, Inc.
4.95%	01/15/21		1,020,000	1,045,150
6.13%	04/15/20		995,000	1,026,713

				88,991,018

Retail — 0.83%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[1,3]	1,935,000	1,810,143
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	2,355,000	2,172,487
Home Depot, Inc. (The)
3.90%	12/06/28		1,715,000	1,754,157
Party City Holdings, Inc.
6.63%	08/01/26	[1]	2,327,000	2,123,387
Rite Aid Corp.
6.13%	04/01/23	[1]	5,285,000	4,194,969
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		2,000,000	1,988,855
3.80%	11/18/24		5,099,000	5,025,916
Walmart, Inc.
3.55%	06/26/25		6,140,000	6,212,950

				25,282,864

Services — 0.39%
DP World Crescent Ltd. (Cayman Islands)
4.85%	09/26/28	[1,3]	2,200,000	2,159,322
Gartner, Inc.
5.13%	04/01/25	[1]	500,000	486,565
GFL Environmental, Inc. (Canada)
5.38%	03/01/23	[1,3]	1,779,000	1,565,520
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	1,516,000	1,413,670
4.13%	08/01/23	[3]	3,000,000	2,973,150
4.75%	08/01/28	[3]	1,750,000	1,715,770

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 163

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Services (continued)
Matthews International Corp.
5.25%	12/01/25	[1]	$1,554,000	$1,449,105

				11,763,102

Transportation — 0.47%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		967,704	1,003,993
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		32,440	33,157
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,616,017	1,643,681
American Airlines Pass-Through Trust, Series 2015-2, Class AA
3.60%	09/22/27		2,500,241	2,416,608
Avolon Holdings Funding Ltd. (Cayman Islands)
5.13%	10/01/23	[1,3]	2,163,000	2,071,073
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.55%	02/02/19		913,015	915,352
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		753,711	767,504
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		268,041	278,388
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		264,077	277,777
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		18,766	19,713
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%	04/19/22		2,222,583	2,323,488
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		33,192	33,773
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		959,850	1,020,404
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		494,829	516,461
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		876,871	933,633

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		$81,878	$87,116

				14,342,121

Total Corporates
(Cost $1,104,702,821)				1,078,561,148

FOREIGN GOVERNMENT OBLIGATIONS — 1.55%
Foreign Government Obligations — 1.55%
Argentine Republic Government International Bond (Argentina)
6.88%	04/22/21	[3]	2,500,000	2,266,250
Bahrain Government International Bond, Series REGS (Bahrain)
7.00%	10/12/28	[3]	1,400,000	1,403,500
Brazilian Government International Bond (Brazil)
4.63%	01/13/28	[3]	3,450,000	3,329,940
Chile Government International Bond (Chile)
2.25%	10/30/22	[3]	3,900,000	3,768,570
Colombia Government International Bond (Colombia)
4.50%	01/28/26	[3]	4,500,000	4,508,437
Corp. Financiera de Desarrollo SA, Series REGS (Peru)
4.75%	07/15/25	[3]	2,000,000	1,986,250
Dominican Republic International Bond, Series REGS (Dominican Republic)
6.60%	01/28/24	[3]	3,750,000	3,918,750
Egypt Government International Bond (Egypt)
5.58%	02/21/23	[1,3]	1,600,000	1,519,200
Hazine Mustesarligi Varlik Kiralama AS, Series REGS (Turkey)
4.49%	11/25/24	[3]	270,000	246,038
Kazakhstan Government International Bond, Series REGS (EMTN) (Kazakhstan)
5.13%	07/21/25	[3]	3,450,000	3,658,725
Oman Government International Bond (Oman)
5.63%	01/17/28	[1,3]	3,120,000	2,761,824
Paraguay Government International Bond, Series REGS (Paraguay)
4.63%	01/25/23	[3]	950,000	955,581
Qatar Government International Bond (Qatar)
4.50%	04/23/28	[3]	2,700,000	2,820,690
Republic of Azerbaijan International Bond, Series REGS (Azerbaijan)
4.75%	03/18/24	[3]	1,200,000	1,199,340

See accompanying notes to Schedule of Portfolio Investments.

164 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Russian Foreign Bond - Eurobond, Series REGS (Russia)
4.88%	09/16/23	[3]	$4,200,000	$4,284,000
Saudi Government International Bond (Saudi Arabia)
4.00%	04/17/25	[1,3]	2,700,000	2,681,100
Saudi Government International Bond, Series REGS (EMTN) (Saudi Arabia)
4.50%	10/26/46	[3]	1,300,000	1,179,237
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[3]	900,000	880,902
Turkey Government International Bond (Turkey)
5.13%	03/25/22	[3]	2,250,000	2,199,375
Uruguay Government International Bond (Uruguay)
4.38%	10/27/27	[3]	1,357,835	1,366,661

Total Foreign Government Obligations
(Cost $48,362,503)				46,934,370

MORTGAGE-BACKED — 41.51%**

Non-Agency Commercial
Mortgage-Backed — 4.97%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AJ
6.03%	02/10/51	[6]	6,173,783	6,215,897
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[1,6]	4,705,000	4,900,394
Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[1]	4,970,000	5,069,725
Bayview Commercial Asset Trust, Series 2004-2, Class A (LIBOR USD 1-Month plus 0.43%)
2.94%	08/25/34	[1,2]	1,039,111	1,023,556
BBCMS Trust, Series 2013-TYSN, Class A2
3.76%	09/05/32	[1]	4,675,000	4,683,845
Bear Stearns Commercial Mortgage Securities, Series Trust 2004-PWR5, Class F
5.48%	07/11/42	[1,6]	38,278	38,203
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.80%	09/10/45	[1,6]	42,579,682	2,129,525
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.78%	11/10/31	[1,6]	4,900,000	4,806,217

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)
1.79%	10/15/45	[6]	$48,860,599	$2,619,148
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.55%	12/10/45	[6]	76,297,332	3,828,791
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[1]	2,840,000	2,985,728
Commercial Mortgage Trust, Series 2013-LC6, Class XA (IO)
1.36%	01/10/46	[6]	37,184,661	1,661,507
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[1,6]	6,275,000	6,359,021
GE Business Loan Trust, Series 2006-2A, Class A
2.64%	11/15/34	[1]	8,871,133	8,716,115
GE Business Loan Trust, Series 2007-1A, Class A (LIBOR USD 1-Month plus 0.17%)
2.63%	04/15/35	[1,2]	3,640,704	3,573,511
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[1]	1,875,000	1,877,496
GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)
1.35%	08/10/43	[1,6]	41,522,892	661,997
GS Mortgage Securities Trust, Series 2012-GC6, Class XA (IO)
1.95%	01/10/45	[1,6]	52,313,051	2,442,036
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class XA (IO)
0.56%	08/15/46	[6]	90,557,616	1,823,554
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)
1.09%	11/15/45	[6]	19,287,338	830,181
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2009-IWST, Class XA (IO)
1.85%	12/05/27	[1,6]	49,525,337	856,452
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A2
4.61%	06/15/43	[1]	11,514,883	11,653,997
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA (IO)
0.94%	02/15/46	[1,6]	17,753,269	307,917
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.27%	04/15/46	[6]	12,529,125	568,121

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 165

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class 1A
(LIBOR USD 1-Month plus 0.25%)
2.76%	09/25/30	[1,2]	$74,117	$74,080
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)
2.76%	06/25/37	[1,2]	2,427,691	2,360,622
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,209,352	1,193,016
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class XA (IO)
0.62%	10/15/46	[6]	34,959,796	846,219
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		5,084,574	5,098,405
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/12/50	[1]	7,000,000	7,075,604
RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A
3.83%	01/15/32	[1,6]	3,460,000	3,493,856
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class XA (IO)
0.45%	01/05/43	[1,6]	28,685,000	1,635,025
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ
5.48%	08/15/39	[6]	403,856	404,398
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[1]	4,370,000	4,335,893
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[1]	21,025,000	21,389,561
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA (IO)
1.33%	08/15/50	[6]	62,143,119	2,623,993
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[1]	290,040	290,394
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.74%	11/15/44	[1,6]	21,946,177	832,528
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA (IO)
1.56%	12/15/45	[1,6]	71,306,338	3,609,798
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA (IO)
1.84%	08/15/45	[1,6]	46,839,572	2,445,248

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)
1.88%	11/15/45	[1,6]	$42,680,859	$2,539,725
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA (IO)
0.74%	06/15/46	[6]	77,954,725	2,079,442
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class XA (IO)
0.62%	10/15/57	[6]	94,596,764	2,524,986
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%	11/10/36	[1]	6,500,000	6,434,672

				150,920,399

Non-Agency Mortgage-Backed — 25.19%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
3.07%	04/25/36	[2]	2,082,000	2,057,137
Accredited Mortgage Loan Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.59%	04/25/36	[2]	4,919,388	4,783,527
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.66%	08/25/36	[2]	555,466	544,623
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
2.89%	03/25/37	[2]	3,048,732	1,834,339
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
3.84%	08/25/35	[6]	3,074,020	2,776,829
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.74%	09/25/35	[2]	83,927	83,714
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
4.65%	03/25/37	[6]	3,570,637	3,211,324
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
2.81%	05/25/37	[1,2]	5,754,081	5,586,497
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
3.51%	06/25/37	[2]	4,714,790	4,012,532
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)

See accompanying notes to Schedule of Portfolio Investments.

166 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.48%	12/25/34	[2]	$1,849,714	$1,810,225
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.81%	01/25/36	[2]	5,000,000	4,853,968
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
2.75%	07/25/36	[2]	9,754,000	9,061,773
Banc of America Alternative Loan Trust,Series 2003-8, Class 1CB1
5.50%	10/25/33		1,159,967	1,194,037
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		31,019	29,730
Banc of America Funding Trust, Series 2004-B, Class 5A1
4.65%	11/20/34	[6]	433,890	422,826
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.91%	05/20/36	[6]	1,522,058	1,428,174
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.22%)
2.69%	07/20/36	[2]	1,520,908	1,510,679
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.29%)
2.76%	07/20/36	[2]	6,074,095	6,051,352
Banc of America Funding Trust, Series 2015-R3, Class 6A2
2.49%	05/27/36	[1,6]	17,232,324	16,063,238
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[1,6]	5,022,321	4,913,642
Banc of America Mortgage Securities, Inc.,Series 2005-K, Class 2A1
4.51%	12/25/35	[6]	1,847,185	1,809,742
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
2.69%	03/25/37	[2]	5,152,982	5,012,741
BCAP LLC Trust, Series 2014-RR2, Class 6A1
(LIBOR USD 1-Month plus 0.24%)
2.55%	10/26/36	[1,2]	10,898,855	10,824,863
BCAP LLC Trust, Series 2014-RR3, Class 4A1
2.62%	03/26/36	[1,6]	5,915,641	5,642,829
Bear Stearns ALT-A Trust, Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.75%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.26%	01/25/35	[2]	$14,935,000	$14,902,427
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
3.99%	04/25/35	[6]	2,334,234	2,317,280
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
3.05%	10/25/35	[2]	13,290,397	12,830,583
Bear Stearns ARM Trust, Series 2005-9, Class A1 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.30%)
4.73%	10/25/35	[2]	3,417,337	3,451,681
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[6]	556,467	550,979
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		103,073	114,916
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
2.71%	09/25/47	[2]	11,319,271	10,301,833
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
3.48%	05/25/35	[2]	2,960,000	2,960,629
Carrington Mortgage Loan Trust, Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.35%)
2.86%	02/25/36	[2]	3,620,000	3,544,250
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
2.76%	06/25/36	[2]	3,262,678	3,241,670
Chase Mortgage Finance Trust, Series 2007-A1, Class 8A1
4.68%	02/25/37	[6]	1,278,557	1,313,160
CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)
4.35%	10/25/57	[1,2]	8,232,479	8,422,688
CIM Trust, Series 2017-5, Class A1
2.30%	05/25/57	[1,6]	4,117,029	4,075,148
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[1,6]	15,034,241	14,764,522
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57	[1,6]	13,809,655	13,690,483
CIM Trust, Series 2018-R5, Class A1
3.75%	07/25/58	[1,6]	14,275,239	14,184,897

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 167

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.77%	11/25/35	[2]	$79,575	$63,587
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
(LIBOR USD 1-Month plus 0.15%)
2.66%	08/25/36	[2]	2,698	2,704
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.78%	08/25/36	[2]	8,972,899	9,076,249
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1
(LIBOR USD 1-Month plus 0.29%)
2.80%	10/25/36	[2]	9,420,748	9,446,991
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
2.71%	01/25/37	[2]	2,396,943	2,403,262
Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A
4.10%	06/25/36	[6]	355,276	340,980
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.75%	08/25/36	[2]	1,642,388	1,604,605
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
2.65%	08/25/36	[2]	147,044	146,259
Citigroup Mortgage Loan Trust, Series 2007-WFHE2, Class A4
(LIBOR USD 1-Month plus 0.35%)
2.86%	03/25/37	[2]	5,557,065	5,559,794
Conseco Finance Corp., Series 1998-6, Class A8
6.66%	06/01/30	[6]	24,269	25,311
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus 1.48%)
3.64%	01/25/36	[2]	5,165,558	5,116,786
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A5
3.87%	08/25/36	[6]	5,709,940	5,846,211
Countrywide Asset-Backed Certificates, Series 2004-15, Class MV4
(LIBOR USD 1-Month plus 1.28%)
3.59%	04/25/35	[2]	3,889,085	3,930,267

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
4.52%	11/20/34	[6]	$16,724	$16,959
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
3.09%	04/25/35	[2]	5,606,099	5,294,007
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
3.11%	05/25/35	[2]	121,312	111,699
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 3A1
4.54%	11/25/33	[6]	1,063,498	1,058,592
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1
6.50%	12/25/35		810,237	659,227
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 9A1
3.34%	06/25/34	[6]	100,925	98,651
Credit Suisse Mortgage Capital, Mortgage-Backed Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		77,774	71,559
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2B (STEP-reset date 02/25/19)
4.10%	02/25/37		6,532,622	5,048,071
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2C (STEP-reset date 02/25/19)
4.10%	02/25/37		1,563,529	1,208,060
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB3, Class A3 (STEP-reset date 02/25/19)
3.82%	03/25/37		3,607,692	2,060,921
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP-reset date 02/25/19)
3.46%	12/25/36		925,595	819,685
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.11%)
2.62%	11/25/36	[2]	9,883,222	6,238,514

See accompanying notes to Schedule of Portfolio Investments.

168 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP-reset date 02/25/19)
3.58%	01/25/37		$2,655,855	$1,257,888
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
2.41%	04/25/37	[2]	3,599,545	3,338,127
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
2.38%	04/25/37	[2]	1,957,507	1,398,176
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.83%	01/19/45	[2]	1,074,765	976,844
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.29%)
2.76%	10/19/45	[2]	5,752,441	5,698,073
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.67%	10/19/36	[2]	6,668,124	5,820,809
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
2.61%	04/19/47	[2]	2,423,547	2,367,268
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.67%	10/25/36	[2]	1,062,986	810,392
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.72%	12/25/37	[2]	1,715,343	1,494,707
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.73%	01/25/38	[2]	5,855,613	4,326,833
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
2.61%	03/25/37	[2]	751,493	509,837
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
2.87%	03/25/36	[2]	15,096,000	14,321,336

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
4.22%	09/25/34	[6]	$706,602	$698,479
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
4.22%	09/25/34	[6]	1,086,534	1,074,043
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
4.08%	12/25/35	[6]	1,870,581	1,708,335
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
4.08%	02/25/36	[6]	2,724,862	2,402,407
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
4.03%	04/25/35	[6]	3,263,663	3,254,002
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA3, Class 3A1
4.18%	05/25/35	[6]	3,393,232	3,376,692
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
4.09%	09/25/35	[6]	4,138,133	3,768,685
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
4.14%	10/25/35	[6]	4,485,636	3,725,244
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
4.10%	11/25/35	[6]	2,613,527	2,494,903
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
4.12%	03/25/36	[6]	3,242,085	2,765,061
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
4.05%	01/25/37	[6]	4,592,274	4,125,377
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
4.43%	09/25/35	[6]	3,456,686	3,113,404
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
4.10%	10/25/35	[6]	178,518	171,305
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
4.69%	11/25/35	[6]	2,002,515	1,896,027
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
4.51%	08/25/37	[6]	165,163	135,319
Ginnie Mae, Series 2018-134, Class ZP
4.50%	10/20/48		13,229,447	13,225,953
GMACM Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
4.56%	09/19/35	[6]	1,942,828	1,663,710

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 169

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
4.23%	09/19/35	[6]	$2,384,638	$2,261,591
GMACM Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.83%	04/19/36	[6]	3,211,297	2,860,701
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
(LIBOR USD 1-Month plus 0.29%)
2.80%	07/25/35	[2]	1,700,074	1,679,450
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A [7]
0.00%	4,8,†		1,060,000	—
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.71%	03/25/47	[2]	18,098,790	16,539,990
GSAMP Trust, Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.43%)
2.94%	11/25/35	[2]	7,486,254	7,503,910
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
LIBOR USD 1-Month
2.99%	09/25/35	[2,4,5]	28,109	503
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
4.28%	07/25/35	[6]	1,374,458	1,282,042
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3.83%	04/25/36	[6]	299,776	260,794
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
4.31%	05/25/37	[6]	1,242,794	1,109,702
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
2.78%	11/19/35	[2]	3,725,906	3,340,472
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
2.51%	09/19/46	[2]	16,392,342	15,271,349
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
2.67%	08/19/37	[2]	17,166,050	15,620,713
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.35%)
2.86%	03/25/36	[2]	8,145,598	7,985,194

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac CMB Trust, Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
3.03%	04/25/35	[2]	$5,496,451	$5,446,771
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.75%	10/25/35	[6]	2,998,208	2,492,773
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
2.78%	10/25/36	[2]	8,061,440	5,200,831
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
3.85%	05/25/36	[6]	615,334	540,609
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3
3.63%	06/25/36	[6]	5,028,783	4,814,318
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		59,773	63,523
JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.78%	05/25/36	[2]	8,497,000	8,427,614
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
2.80%	07/25/36	[2]	12,400,000	12,133,814
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.74%	11/25/36	[2]	7,689,326	7,693,147
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
2.83%	11/25/36	[2]	14,417,000	14,414,489
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
2.67%	06/25/36	[2]	3,814,657	3,786,038
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
4.37%	08/25/35	[6]	56,115	54,914
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.81%	05/25/36	[6]	49,581	47,505
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		216,126	204,462

See accompanying notes to Schedule of Portfolio Investments.

170 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-S1,Class 1A2
5.50%	03/25/22		$111,421	$125,171
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
4.26%	01/28/70	[1,2]	16,676,812	16,983,888
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		1,514	1,521
Lehman XS Trust, Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
3.31%	10/25/35	[2]	106,478	105,122
Lehman XS Trust, Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.81%	11/25/35	[2]	5,687,588	5,651,449
Lehman XS Trust, Series 2006-GP2, Class 1A5A
(LIBOR USD 1-Month plus 0.21%)
2.72%	06/25/46	[2]	8,750,870	8,421,497
Lehman XS Trust, Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 0.85%)
3.36%	10/25/37	[2]	8,657,313	8,436,452
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
4.24%	11/25/33	[6]	354,669	359,221
MASTR Adjustable Rate Mortgages Trust,Series 2004-15, Class 8A1
5.30%	10/25/34	[6]	575,708	575,964
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
3.82%	04/25/34	[6]	85,027	85,056
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
4.72%	02/25/36	[6]	74,833	72,827
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[7]
0.00%	03/25/47	[4,5,8]	20,725,600	—
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.79%	05/25/37	[2]	3,150,000	2,681,062
Merrill Lynch Alternative Note Asset Trust, Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.84%	04/25/37	[2,4,5]	883,581	84,033
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.76%	07/25/37	[2]	$1,309,671	$877,050
Merrill Lynch Mortgage Investors Trust,Series 2003-A6, Class 2A
4.59%	10/25/33	[6]	219,163	221,405
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
5.09%	08/25/36	[2]	2,084,346	2,032,457
Mid-State Capital Corp., Series 2004-1,Class B
8.90%	08/15/37		66,718	76,303
Morgan Stanley Capital I, Inc., Trust, Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.29%)
2.80%	02/25/36	[2]	3,227,684	3,163,958
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.79%	02/25/36	[2]	3,642,976	3,550,971
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.95%	09/25/34	[6]	517,714	508,416
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.79%	11/25/35	[2]	38,334	38,469
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		180,338	176,234
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
4.10%	01/26/47	[1,6]	4,466	4,476
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus 0.84%)
2.89%	11/26/46	[1,2]	3,163,603	3,103,604
MortgageIT Trust, Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
4.00%	05/25/35	[2]	2,776,049	2,753,809
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.79%	10/25/35	[2]	3,431,671	3,333,359
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.77%	12/25/35	[2]	604,386	599,917
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.84%	02/25/36	[2]	3,348,458	3,265,126

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 171

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.99%	02/25/36	[2]	$810,683	$805,804
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
4.73%	08/25/35	[6]	4,344,078	4,187,048
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
2.47%	09/26/36	[1,6]	5,366,367	5,272,079
Nomura Resecuritization Trust, Series 2011-2RA, Class 1A2
4.11%	12/26/46	[1,6]	6,538,907	6,536,543
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[6]	10,925,724	6,010,850
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.48%)
2.99%	07/25/35	[2]	11,301,000	10,639,580
Ownit Mortgage Loan Trust, Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.21%)
2.72%	01/25/37	[2]	12,232,246	11,435,791
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
2.82%	06/25/47	[2]	5,152,000	4,183,207
RAAC Trust,Series 2005-SP1, Class 4A1
7.00%	09/25/34		115,948	117,670
Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1
4.75%	12/25/35	[6]	2,806,888	2,537,965
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
4.29%	04/25/35	[6]	137,048	128,874
Residential Accredit Loans Trust, Series 2005-QA7, Class A21
4.42%	07/25/35	[6]	1,333,534	1,261,274
Residential Accredit Loans Trust, Series 2005-QA8, Class CB21
4.56%	07/25/35	[6]	1,079,207	827,904
Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1
5.75%	09/25/21		120,222	114,548
Residential Accredit Loans Trust, Series 2006-QS16, Class A6
6.00%	11/25/36		797,813	708,791

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,Series 2007-QS1, Class 2AV (IO)
0.18%	01/25/37	[4,5,6]	$3,184,336	$24,885
Residential Asset Securities Trust, Series 2004-KS9, Class AII4
(LIBOR USD 1-Month plus 0.60%)
3.11%	10/25/34	[2]	15,282	14,132
Residential Asset Securities Trust, Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.60%)
3.11%	10/25/35	[2]	5,465,000	5,425,171
Residential Asset Securitization Trust,Series 2006-A9CB, Class A9
6.00%	09/25/36		5,724,581	3,375,493
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
4.56%	04/25/37	[6]	324,295	214,519
Saxon Asset Securities Trust, Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.44%)
2.95%	11/25/37	[2]	8,400,000	8,364,612
Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF4 (STEP-reset date 02/25/19)
3.37%	01/25/36		5,291,067	4,436,326
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
2.74%	02/25/37	[2]	1,600,931	908,290
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
2.71%	05/25/37	[2]	2,724,898	1,761,518
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.66%	12/25/36	[2]	7,835,839	4,546,549
Soundview Home Loan Trust, Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.22%)
2.73%	12/25/36	[2]	12,750,000	12,649,339
Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
2.77%	02/25/37	[2]	1,148,373	450,613
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
4.24%	09/25/34	[6]	1,448,031	1,427,843
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
4.15%	03/25/34	[6]	2,030,070	2,043,738

See accompanying notes to Schedule of Portfolio Investments.

172 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
4.34%	06/25/35	[6]	$1,686,098	$1,636,926
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
4.40%	11/25/35	[6]	1,584,273	1,471,843
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
4.09%	04/25/35	[6]	4,186,622	4,130,759
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.67%	12/25/36	[2]	159,406	148,315
Structured Asset Investment Loan Trust, Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
3.31%	07/25/34	[2]	16,572,759	16,159,306
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
3.82%	05/25/36	[6]	595,601	401,317
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.21%)
2.72%	05/25/36	[2]	499,551	457,911
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.50%)
3.66%	08/25/47	[2]	12,139,133	11,437,210
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
3.85%	02/25/35	[2]	164,907	161,697
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
4.10%	03/25/35	[2]	2,241,867	2,172,173
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 3A3
4.28%	11/25/33	[6]	81,105	81,316
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 3A1
4.30%	10/25/37	[6]	2,614,922	2,438,218
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
4.69%	01/25/37	[6]	955,336	958,629
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1
4.62%	01/25/37	[6]	558,866	559,702

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
2.62%	01/25/37	[2]	$3,852,083	$2,440,736
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
3.23%	11/25/34	[2]	249,166	249,525
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
4.31%	01/25/35	[6]	903,760	925,288
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.93%	05/25/44	[2]	143,769	144,155
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
3.15%	01/25/45	[2]	265,079	272,090
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.83%	08/25/45	[2]	645,629	619,416
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
4.04%	10/25/35	[6]	1,980,699	1,955,677
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.80%	10/25/45	[2]	1,531,981	1,519,207
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
4.06%	12/25/35	[6]	38,879	37,584
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
4.28%	12/25/35	[6]	2,274,811	2,275,238
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.84%	01/25/45	[2]	1,223,922	1,182,038
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.97%	04/25/45	[2]	1,305,487	1,275,791
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
3.15%	07/25/45	[2]	1,139,026	1,141,446
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 173

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.16%	02/25/46	[2]	$7,335,032	$7,300,233
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
2.99%	05/25/46	[2]	3,051,031	3,057,007
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
3.14%	07/25/46	[2]	6,215,422	5,613,569
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
3.17%	03/25/37	[6]	2,915,803	2,692,952
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus 0.75%)
2.91%	06/25/47	[2]	2,288,472	2,071,273
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37		3,595,324	3,473,111
Wells Fargo Home Equity Asset-Backed Securities,
Series 2006-2, Class A4
(LIBOR USD 1-Month plus 0.25%)
2.76%	07/25/36	[2]	1,443,246	1,430,785
Wells Fargo Home Equity Asset-Backed Securities,
Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.83%	03/25/37	[2]	4,690,000	3,839,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
4.22%	04/25/36	[6]	208,880	209,406
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1
4.75%	10/25/35	[6]	1,214,470	1,199,390
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
4.43%	07/25/36	[6]	200,308	200,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
4.75%	10/25/36	[6]	896,350	884,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
4.61%	03/25/36	[6]	1,708,365	1,738,887
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2
4.66%	04/25/36	[6]	1,806,062	1,801,675

				764,858,726

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 5.27%
Fannie Mae-Aces, Series 2009-M2, Class X (IO)
1.36%	01/25/19	[6]	$4,198,467	$42
Fannie Mae-Aces, Series 2010-M5, Class X (IO)
0.89%	07/25/20	[6]	14,604,578	163,508
Fannie Mae-Aces, Series 2011-M5, Class X (IO)
1.04%	07/25/21	[6]	57,625,489	1,326,841
Fannie Mae-Aces, Series 2012-M17, Class X2 (IO)
0.35%	11/25/22	[6]	117,965,481	1,316,247
Fannie Mae-Aces, Series 2012-M2, Class X (IO)
0.67%	02/25/22	[6]	68,967,161	1,066,225
Fannie Mae-Aces, Series 2012-M4, Class X1 (IO)
0.57%	04/25/22	[6]	68,606,132	935,057
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)
2.71%	07/25/39	[6]	83,563,580	3,661,288
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
2.97%	11/25/23	[2]	5,997,837	6,004,629
Fannie Mae-Aces, Series 2016-M2, Class X3 (IO)
2.00%	04/25/36	[6]	26,152,401	1,129,499
Fannie Mae-Aces, Series 2016-M4, Class X2 (IO)
2.63%	01/25/39	[6]	33,445,788	3,013,412
Fannie Mae-Aces, Series 2018-M13, Class A1
3.70%	03/25/30	[6]	8,490,871	8,957,407
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class AX1 (IO)
1.26%	08/25/19	[6]	81,244,721	488,102
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1 (IO)
1.03%	04/25/20	[6]	48,978,862	493,354
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K008, Class X3 (IO)
5.28%	08/25/20	[6]	11,970,000	879,179
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X2 (IO)
5.21%	09/25/40	[6]	10,498,652	857,835

See accompanying notes to Schedule of Portfolio Investments.

174 / N-Q Report December 2018

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Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K011, Class X3 (IO)
2.57%	12/25/43	[6]	$50,337,359	$2,389,434
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K015, Class X3 (IO)
2.80%	08/25/39	[6]	32,027,257	2,174,811
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X3 (IO)
1.97%	07/25/40	[6]	19,350,000	1,280,806
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3 (IO)
1.81%	08/25/40	[6]	37,280,187	2,248,577
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K157, Class A3
3.99%	08/25/33	[6]	9,550,000	9,921,188
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X3 (IO)
1.44%	05/25/40	[6]	79,541,384	1,059,094
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1 (IO)
0.44%	06/25/22	[6]	88,959,402	768,164
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ05, Class A1
1.42%	05/25/21		6,262,420	6,194,674
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		7,719,786	7,637,609
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ20, Class A1
3.21%	10/25/24		4,469,568	4,541,208
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)
0.65%	09/25/25	[6]	104,500,000	4,019,885
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.87%	01/25/21	[6]	16,965,733	16,951,151
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT2
2.48%	09/25/26	[6]	15,306,992	15,412,227

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q007, Class APT1
2.99%	10/25/47	[6]	$12,298,598	$12,513,767
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q007, Class APT2
3.33%	10/25/47	[6]	14,810,701	15,548,792
Freddie Mac Multifamily Structured Pass-Through Certificates, Series X3FX, Class XFX (IO)
0.09%	06/25/27	[6]	275,705,754	2,579,269
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1 (IO)
0.71%	12/25/22	[6]	97,413,314	1,564,312
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS01, Class X1 (IO)
1.31%	01/25/23	[6]	30,351,286	1,066,954
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[6]	327,665	327,473
Ginnie Mae, Series 2011-152, Class IO (IO)
0.35%	08/16/51	[6]	15,610,839	186,471
Ginnie Mae, Series 2012-112, Class IO (IO)
0.28%	02/16/53	[6]	63,994,487	1,268,985
Ginnie Mae, Series 2012-78, Class IO (IO)
0.49%	06/16/52	[6]	92,258,083	1,936,091
Ginnie Mae, Series 2014-103, Class IO (IO)
0.61%	05/16/55	[6]	42,682,410	1,430,785
Ginnie Mae, Series 2014-125, Class IO (IO)
0.97%	11/16/54	[6]	41,343,028	2,607,486
Ginnie Mae, Series 2016-22, Class IX (IO)
1.29%	06/16/38	[6]	5,351,916	1,105,284
Ginnie Mae, Series 2017-105, Class IO (IO)
0.74%	05/16/59	[6]	24,648,868	1,824,200
Ginnie Mae, Series 2017-142, Class IO (IO)
0.82%	11/16/59	[6]	56,059,737	4,282,263
Ginnie Mae, Series 2017-148, Class IO (IO)
0.66%	07/16/59	[6]	37,014,954	2,225,824
Ginnie Mae, Series 2017-44, Class IO (IO)
0.70%	04/17/51	[6]	26,273,972	1,556,743
Ginnie Mae, Series 2018-56, Class IO (IO)
0.63%	11/16/59	[6]	55,234,062	3,145,259

				160,061,411

U.S. Agency Mortgage-Backed — 6.08%
Fannie Mae Pool
3.73%	01/01/29		16,501,800	16,862,874
3.73%	01/01/29		7,228,400	7,425,210

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 175

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN0026
3.48%	11/01/35		$3,646,446	$3,576,380
Fannie Mae Pool AN0564
3.20%	03/01/31		7,500,000	7,285,704
Fannie Mae Pool AN0971
3.11%	02/01/28		7,535,000	7,433,140
Fannie Mae Pool AN0976
3.26%	02/01/28		2,970,000	2,969,869
Fannie Mae Pool AN1151
3.20%	03/01/31		3,642,824	3,577,884
Fannie Mae Pool AN2799
2.21%	09/01/26		12,655,000	11,840,243
Fannie Mae Pool AN3516
(LIBOR USD 1-Month plus 0.65%)
3.00%	11/01/26	[2]	17,245,000	17,301,507
Fannie Mae Pool AN3597
(LIBOR USD 1-Month plus 0.64%)
2.99%	11/01/26	[2]	15,000,000	14,987,810
Fannie Mae Pool AN6168
3.13%	07/01/32		5,800,000	5,476,274
Fannie Mae Pool AN7345
3.21%	11/01/37		16,682,875	15,764,264
Fannie Mae Pool AN9163
3.49%	05/01/30		11,124,000	11,073,718
Fannie Mae Pool AN9572
3.77%	07/01/30		6,384,000	6,595,153
Fannie Mae Pool AN9612
3.72%	07/01/33		4,059,000	4,097,569
Fannie Mae Pool BL0242
3.82%	11/01/30		15,550,000	15,930,529
Fannie Mae REMICS, Series 2006-11, Class PS
LIBOR USD 1-Month
15.38%	03/25/36	[2]	23,980	34,469
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
4.09%	03/25/36	[2]	1,238,258	195,924
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
3.54%	06/25/37	[2]	49,828	5,075
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
3.36%	08/25/37	[2]	91,875	11,722
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
3.94%	04/25/37	[2]	1,279,147	195,562
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
4.49%	03/25/38	[2]	61,139	7,075

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
3.69%	07/25/38	[2]	$227,627	$33,581
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
4.09%	10/25/40	[2]	74,119	10,118
Fannie Mae REMICS, Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
3.61%	10/25/42	[2]	342,759	344,436
Fannie Mae REMICS, Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
3.52%	07/25/43	[2]	14,521,503	14,696,667
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K159, Class A3
3.95%	11/25/33	[6]	10,175,000	10,417,980
Freddie Mac REMICS, Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
3.46%	11/15/33	[2]	84,883	86,793
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
3.06%	10/15/33	[2]	354,035	357,716
Freddie Mac REMICS, Series 3339, Class JS
LIBOR USD 1-Month
26.88%	07/15/37	[2]	17,483	31,260
Freddie Mac REMICS, Series 3404, Class AS (IO)
3.44%	01/15/38	[2]	77,643	10,926
Freddie Mac REMICS, Series 3439, Class SC (IO)
3.44%	04/15/38	[2]	58,453	8,031
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
2.86%	04/15/29	[2]	19,989	19,999
Freddie Mac REMICS, Series 3885, Class PO (PO)
0.00%	11/15/33	[9]	26,649	23,583
Freddie Mac REMICS, Series 4030, Class HS (IO)
LIBOR USD 1-Month
4.15%	04/15/42	[2]	175,955	25,256
Freddie Mac REMICS, Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
3.52%	09/15/44	[2]	4,976,000	5,004,666

See accompanying notes to Schedule of Portfolio Investments.

176 / N-Q Report December 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4824, Class ZC
4.00%	09/15/48		$302,223	$300,934
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		139,643	29,034
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		189,823	13,334
Ginnie Mae, Series 2011-70, Class IL (IO)
(LIBOR USD 1-Month plus 7.10%)
0.60%	06/16/37	[2]	834,656	16,011
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	1,119,159	22,013
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		39,758	983
Ginnie Mae, Series 2013-135, Class CS (IO)
3.74%	09/16/43	[2]	3,322,288	477,770
Ginnie Mae, Series 2017-136, Class IO (IO)
5.00%	09/20/47		1,119,869	191,930

				184,770,976

Total Mortgage-Backed
(Cost $1,285,900,565)				1,260,611,512

MUNICIPAL BONDS — 0.65%*

California — 0.31%
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		1,950,000	2,371,063
State of California, Build America Bonds
7.95%	03/01/36		6,650,000	7,022,333

				9,393,396

New York — 0.34%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,195,900
City of New York, General Purpose, Public Improvements, Series B-3
3.05%	10/01/29		2,000,000	1,882,440
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,726,230
New York State Dormitory Authority, Build America Bonds
5.29%	03/15/33		3,100,000	3,548,725

				10,353,295

Total Municipal Bonds
(Cost $19,995,221)				19,746,691

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 0.00%
U.S. Treasury Notes — 0.00%
U.S. Treasury Notes
2.75%	09/30/20	$50,000	$50,196
Total U.S. Treasury Securities
(Cost $50,006)			50,196

Total Bonds – 95.03%
(Cost $2,933,654,261)			2,885,797,630

Issues	Shares	Value

COMMON STOCK — 0.03%
Electric — 0.03%
Homer City Holdings LLC[1,4,5]	112,222	953,887

Total Common Stock
(Cost $5,519,754)		953,887

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 4.83%
Money Market Funds — 2.63%
Fidelity Investments Money Market Funds - Government Portfolio
2.24%[10]		1	1
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.30%[10]		79,888,000	79,888,000

			79,888,001
U.S. Treasury Bills — 2.20%
U.S. Treasury Bills
2.38%[11]	02/19/19	$65,000,000	64,794,709
2.39%[11,12]	03/28/19	2,066,000	2,054,457

			66,849,166

Total Short-Term Investments
(Cost $146,736,605)			146,737,167

Total Investments – 99.89%
(Cost $3,085,910,620)			3,033,488,684

Cash and Other Assets, Less Liabilities – 0.11%			3,285,100

Net Assets – 100.00%			$3,036,773,784

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2018 / 177

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2018.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $6,484,611, which is 0.21% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Non-income producing security.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2018.

[10]	Represents the current yield as of December 31, 2018.

[11]	Represents annualized yield at date of purchase.

[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,054,616.

†

Fair valued security. The aggregate value of fair valued securities is $7,900,023, which is 0.26% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized loan obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS

U.S. Treasury Five Year Note	3,111	03/29/19	$356,792,813	$ 4,999,912	$ 4,999,912

FUTURES CONTRACTS: SHORT POSITIONS

U.S. Treasury Ten Year Ultra Bond	1,065	03/20/19	138,533,203	(3,823,863)	(3,823,863)

U.S. Treasury Ultra Bond	422	03/20/19	67,796,938	(3,270,288)	(3,270,288)

			206,330,141	(7,094,151)	(7,094,151)

TOTAL FUTURES CONTRACTS			$563,122,954	$(2,094,239)	$(2,094,239)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	11/21/21	3.07%	Semi-annually	3-month USD LIBOR	Quarterly	$168,440	$1,747,666	$—	$1,747,666
Interest Rate Swap[1]	Call	11/21/24	3 month USD LIBOR	Quarterly	3.08%	Semi-annually	69,245	(1,637,388)	—	(1,637,388)

TOTAL SWAPS CONTRACTS							$237,685	$110,278	$—	$110,278

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

178  /  N-Q Report December 2018

Notes to Financial Statements

December 31, 2018 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of a Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

N-Q Report December 2018 / 179

Notes to Financial Statements (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the three months ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the calendar year 2018, the Funds did not incur any interest or penalties.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

180 / N-Q Report December 2018

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be Level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in Level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service

N-Q Report December 2018 / 181

Notes to Financial Statements (Continued)

providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of December 31, 2018, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks, corporate bonds and warrants.

182 / N-Q Report December 2018

Notes to Financial Statements (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value December 31, 2018 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Commercial Paper	$ —	$ 99,128	$ —	$ 99,128
Money Market Funds	253,000	—	—	253,000
U.S. Treasury Bills	3,092,958	—	—	3,092,958
Long-Term Investments:
Asset-Backed Securities	—	1,404,450	—	1,404,450
Bank Loans	—	—	6,799	6,799
Corporates	—	7,308,141	—	7,308,141
Mortgage-Backed	—	2,411,636	228,038	2,639,674
Mutual Funds	240,423	—	—	240,423
U.S. Treasury Securities	1,089,705	—	—	1,089,705

Other Financial Instruments *

Liabilities:
Equity contracts	(1,112,526)	—	—	(1,112,526)

Total	$ 3,563,560	$11,223,355	$234,837	$15,021,752

*Other financial instruments include futures. Equity contracts include futures.

CORPORATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
U.S. Treasury Bills	$9,944	$ —	$ —	$ 9,944
Long-Term Investments:
Corporates	—	1,699,719	—	1,699,719
Mortgage-Backed	—	263,000	53,729	316,729
Municipal Bonds	—	16,492	—	16,492

Other Financial Instruments *

Assets:
Interest rate contracts	3,683	—	—	3,683

Total	$13,627	$1,979,211	$53,729	$2,046,567

*Other financial instruments include futures. Interest rate contracts include futures.

N-Q Report December 2018 / 183

Notes to Financial Statements (Continued)

FLEXIBLE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$ 118,000	$ —	$—	$ 118,000
U.S. Treasury Bills	1,331,353	—	—	1,331,353
Long-Term Investments:
Asset-Backed Securities	—	246,416	—	246,416
Corporates	—	505,625	—	505,625
Mortgage-Backed	—	774,596	—	774,596

Total	$1,449,353	$1,526,637	$—	$2,975,990

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 7,019,229	$ —	$ 7,019,229
Money Market Funds	10,555,000	—	—	10,555,000
U.S. Treasury Bills	15,919,715	—	—	15,919,715
Long-Term Investments:
Bank Loans	—	247,500,114	2,925,837	250,500,819
Corporates	—	11,845,409	—	11,845,409
Municipal Bonds	—	422,396	—	422,396

Other Financial Instruments *

Liabilities:
Foreign currency exchange contracts	—	(193,460)	—	(193,460)

Total	$26,474,715	$266,593,688	$2,925,837	$296,069,108

*Other financial instruments include foreign currency exchange contracts.

184 / N-Q Report December 2018

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$ 7,059,000	$ —	$ —	$ 7,059,000
U.S. Treasury Bills	40,698,884	—	—	40,698,884
Long-Term Investments:
Bank Loans	—	93,910,173	—	93,910,173
Common Stock	—	—	4,437,927	4,437,927
Corporates	—	365,954,000	397,463	366,351,463
Mortgage-Backed	—	238,234	—	238,234
Warrant	—	—	54,815	54,815

Other Financial Instruments *

Assets:
Interest rate contracts	1,477,436	—	—	1,477,436
Liabilities:
Credit contracts	—	(40,905)	—	(40,905)
Interest rate contracts	(367,110)	—	—	(367,110)

Total	$48,868,210	$460,061,502	$4,890,205	$513,819,917

*Other financial instruments include swap contracts and futures. Credit contracts include credit default swaps. Interest rate contracts include futures.

N-Q Report December 2018 / 185

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Commercial Paper	$ —	$ 1,343,190	$ —	$ 1,343,190
Foreign Government Obligations	—	10,801,656	—	10,801,656
Money Market Funds	12,612,018	—	—	12,612,018
U.S. Treasury Bills	15,076,995	—	—	15,076,995
Long-Term Investments:
Asset-Backed Securities	—	49,012,588	—	49,012,588
Bank Loans	—	4,970,043	290,108	5,260,151
Common Stock	—	—	68,119	68,119
Corporates	—	262,330,372	—	262,330,372
Mortgage-Backed	—	112,317,699	—	112,317,699
Municipal Bonds	—	13,376,387	—	13,376,387
U.S. Treasury Securities	245,249,674	3,345,912	—	248,595,586

Other Financial Instruments *

Assets:
Interest rate contracts	2,158,582	398,890	—	2,557,472
Liabilities:
Foreign currency exchange contracts	—	(257,575)	—	(257,575)
Interest rate contracts	(47,372)	(373,730)	—	(421,102)

Total	$275,049,897	$457,265,432	$358,227	$732,673,556

*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

186 / N-Q Report December 2018

Notes to Financial Statements (Continued)

INVESTMENT GRADE CREDIT FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Money Market Funds	$42,000	$ —	$ —	$ 42,000

U.S. Treasury Bills	26,849	—	—	26,849

Long-Term Investments:

Asset-Backed Securities	—	538,617	—	538,617

Corporates	—	2,671,173	—	2,671,173

Mortgage-Backed	—	2,165,311	106,037	2,271,348

Municipal Bonds	—	10,412	—	10,412

U.S. Treasury Securities	47,722	—	—	47,722

Other Financial Instruments *

Assets:

Interest rate contracts	33,437	3,165	—	36,602

Liabilities:

Interest rate contracts	(32,832)	(2,956)	—	(35,788)

Total	$117,176	$5,385,722	$106,037	$5,608,935

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

N-Q Report December 2018 / 187

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$ —	$ 5,947,705	$ —	$ 5,947,705
Money Market Funds	3,899,044	—	—	3,899,044
U.S. Treasury Bills	47,267,029	—	—	47,267,029
Long-Term Investments:
Asset-Backed Securities	—	145,520,680	—	145,520,680
Bank Loans	—	12,552,087	2,283,450	14,835,537
Common Stock	—	—	905,259	905,259
Corporates	—	841,440,788	—	841,440,788
Mortgage-Backed	—	438,406,470	2,207,711	440,614,181
Municipal Bonds	—	603,282	—	603,282
Purchased Swaptions	—	22,911	—	22,911
U.S. Treasury Securities	735,691,074	—	—	735,691,074

Other Financial Instruments *

Assets:
Interest rate contracts	8,565,838	1,247,406	—	9,813,244
Liabilities:
Interest rate contracts	(163,925)	(1,177,820)	—	(1,341,745)

Total	$795,259,060	$1,444,563,509	$5,396,420	$2,245,218,989

*Other financial instruments include futures, swaps and written swaptions. Interest rate contracts include futures, swaps and written swaptions.

188  /  N-Q Report December 2018

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Money Market Funds	$ 262,000	$ —	$ —	$ 262,000

U.S. Treasury Bills	1,107,222	—	—	1,107,222

Long-Term Investments:

Asset-Backed Securities	—	11,003,227	133,161	11,136,388

Corporates	—	33,394,838	—	33,394,838

Foreign Government Obligations	—	929,235	—	929,235

Mortgage-Backed	—	35,549,342	422,148	35,971,490

Municipal Bonds	—	884,427	—	884,427

U.S. Treasury Securities	85,334	—	—	85,334

Other Financial Instruments *

Assets:

Interest rate contracts	8,084	49,440	—	57,524

Liabilities:

Interest rate contracts	(261,475)	(46,347)	—	(307,822)

Total	$1,201,165	$81,764,162	$555,309	$83,520,636

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

N-Q Report December 2018 / 189

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Commercial Paper	$ —	$ 152,472,688	$ —	$ 152,472,688

Foreign Government Obligations	—	1,404,430,875	—	1,404,430,875

Money Market Funds	657,034,024	—	—	657,034,024

U.S. Agency Discount Notes	—	348,880,915	—	348,880,915

U.S. Treasury Bills	938,537,212	—	—	938,537,212

Long-Term Investments:

Asset-Backed Securities	—	4,141,722,708	9,033,831	4,150,756,539

Bank Loans	—	666,311,555	11,412,168	677,723,723

Common Stock	—	—	10,035,976	10,035,976

Corporates	—	24,371,782,732	20,650,332	24,392,433,064

Foreign Government Obligations	—	100,648,390	—	100,648,390

Mortgage-Backed	—	28,654,900,493	15,020,631	28,669,921,124

Municipal Bonds	—	505,627,107	—	505,627,107

Purchased Options - Exchange Traded	437,500	—	—	437,500

U.S. Treasury Securities	8,290,491,549	1,309,480,071	—	9,599,971,620

Other Financial Instruments *

Assets:

Interest rate contracts	279,613,002	39,646,931	—	319,259,933

Liabilities:

Foreign currency exchange contracts	—	(33,538,166)	—	(33,538,166)

Interest rate contracts	(30,319,179)	(37,168,673)	—	(67,487,852)

Total	$10,135,794,108	$61,625,197,626	$66,152,938	$71,827,144,672

*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Interest rate contracts include futures, swaps and written options.

190 / N-Q Report December 2018

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Commercial Paper	$ —	$ 223,039	$ —	$ 223,039

Foreign Government Obligations	—	3,190,377	—	3,190,377

Money Market Funds	2,464,000	—	—	2,464,000

U.S. Treasury Bills	15,709,763	—	—	15,709,763

Long-Term Investments:

Asset-Backed Securities	—	2,361,631	—	2,361,631

Corporates	—	28,129,782	—	28,129,782

Mortgage-Backed	—	28,452,659	30,889	28,483,548

U.S. Treasury Securities	30,430,007	—	—	30,430,007

Other Financial Instruments *

Assets:

Interest rate contracts	48,489	—	—	48,489

Liabilities:

Foreign currency exchange contracts	—	(58,142)	—	(58,142)

Total	$48,652,259	$62,299,346	$30,889	$110,982,494

*Other financial instruments include futures and foreign currency exchange contracts. Interest rate contracts include futures.

N-Q Report December 2018 / 191

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$79,888,001	$ —	$ —	$ 79,888,001
U.S. Treasury Bills	66,849,166	—	—	66,849,166
Long-Term Investments:
Asset-Backed Securities	—	451,843,642	—	451,843,642
Bank Loans	—	25,482,356	2,567,715	28,050,071
Common Stock	—	—	953,887	953,887
Corporates	—	1,075,707,560	2,853,588	1,078,561,148
Foreign Government Obligations	—	46,934,370	—	46,934,370
Mortgage-Backed	—	1,260,502,091	109,421	1,260,611,512
Municipal Bonds	—	19,746,691	—	19,746,691
U.S. Treasury Securities	50,196	—	—	50,196

Other Financial Instruments *

Assets:
Interest rate contracts	4,999,912	1,747,666	—	6,747,578

Liabilities:
Interest rate contracts	(7,094,151)	(1,637,388)	—	(8,731,539)

Total	$ 144,693,124	$ 2,880,326,988	$ 6,484,611	$ 3,031,504,723

*Other	financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

192 / N-Q Report December 2018

Notes to Financial Statements (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

For the nine months ended 2018 (unless otherwise noted), a reconciliation of Level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	BANK LOANS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2018	$32,613	$77,800
Accrued discounts/premiums	(14)	(7,600)
Realized (loss)	(35)	—
Change in unrealized appreciation/ (depreciation)*	54	(6,263)
Purchases	—	191,829
Sales	(25,819)	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	(27,728)

Balance as of December 31, 2018	$6,799	$228,038

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $5,293 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2018, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $27,728 transferred from level 3 to level 2 in the disclosure hierarchy.

CORPORATE BOND FUND	MORTGAGE- BACKED SECURITIES

Balance as of June 29, 2018***	$ —
Accrued discounts/premiums	(33)
Realized (loss)	—
Change in unrealized depreciation*	(4,884)
Purchases	58,646
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2018	$53,729

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(4,484) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period between commencement of operations and December 31, 2018.

*** Commencement of Operations.

N-Q Report December 2018 / 193

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2018	$5,584,745
Accrued discounts/premiums	3,940
Realized gain	3,780
Change in unrealized appreciation*	33,654
Purchases	—
Sales	(2,700,282)
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2018	$2,925,837

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(10,794) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the nine months ended December 31, 2018.

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK		CORPORATES	WARRANT

Balance as of April 1, 2018	$3,644,646	$9,106,394		$1,474,110	$83,507
Accrued discounts/premiums	6,065	—		2,992	—
Realized gain/(loss)	(349,873)	—		141,600	—
Change in unrealized appreciation/ (depreciation)*	172,289	(4,668,467)		(353,071)	(28,692)
Purchases	—	—		347,000	—
Sales	(3,473,127)	—		(1,571,168)	—
Transfers into Level 3**	—	—		356,000	—
Transfers out of Level 3**	—	—		—	—

Balance as of December 31, 2018	$—	$4,437,927	***	$397,463	$54,815

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(4,709,651) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2018, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $356,000 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of December 31, 2018, Entegra TC LLC had a $0 market value.

194 / N-Q Report December 2018

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2018	$1,391,498	$136,238	$402,435
Accrued discounts/ premiums	232	—	(18,958)
Realized gain	574	—	—
Change in unrealized (depreciation)*	(596)	(68,119)	(69,008)
Purchases	—	—	—
Sales	(1,101,600)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	(314,469)

Balance as of December 31, 2018	$290,108	$68,119	$—

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(68,715) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2018, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $314,469 transferred from level 3 to level 2 in the disclosure hierarchy.

INVESTMENT GRADE CREDIT FUND	MORTGAGE- BACKED SECURITIES

Balance as of June 29, 2018***	$ —
Accrued discounts/premiums	180
Realized gain	576
Change in unrealized (depreciation)*	(3,530)
Purchases	111,334
Sales	(2,523)
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2018	$106,037

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(3,530) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period between commencement of operations and December 31, 2018.

*** Commencement of Operations.

N-Q Report December 2018 / 195

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2018	$7,723,606	$1,810,517	$3,501,547
Accrued discounts/premiums	(842)	—	(79,352)
Realized (loss)	(36,641)	—	—
Change in unrealized appreciation/ (depreciation)*	130,132	(905,258)	(344,676)
Purchases	—	—	—
Sales	(5,532,805)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	(869,808)

Balance as of December 31, 2018	$ 2,283,450	$ 905,259	$2,207,711

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(929,006) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2018, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $869,808 transferred from level 3 to level 2 in the disclosure hierarchy.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2018	$211,574	$ 1,238,386
Accrued discounts/premiums	220	10,637
Realized gain (loss)	579	(51,803)
Change in unrealized (depreciation)*	(28,267)	(231,149)
Purchases	—	276,613
Sales	(50,945)	(56,605)
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	(763,931)

Balance as of December 31, 2018	$133,161	$ 422,148 ***

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(109,732) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2018, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $763,931 transferred from level 3 to level 2 in the disclosure hierarchy.

*** As of December 31, 2018 GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value.

196  /  N-Q Report December 2018

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2018	$10,392,233	$ 24,876,384	$ 20,071,951	$23,600,001	$16,652,349
Accrued discounts/premiums	—	52,877	—	(40,745)	(770,787)
Realized (loss)	—	(12,711)	—	—	—
Change in unrealized appreciation/(depreciation)*	(1,358,402)	449,557	(10,035,975)	(1,043,651)	(860,901)
Purchases	—	(353,122)	—	—	—
Sales	—	(13,600,817)	—	(1,865,273)	—
Transfers into Level 3**	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	(30)

Balance as of December 31, 2018	$ 9,033,831	$ 11,412,168	$ 10,035,976	$20,650,332	$15,020,631 ***

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(12,874,492) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2018, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $30 transferred from level 3 to level 2 in the disclosure hierarchy.

*** As of December 31, 2018, GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value.

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2018	$31,324
Accrued discounts/premiums	(4,024)
Realized (loss)	—
Change in unrealized appreciation*	3,589
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2018	$30,889	***

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $3,589 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the nine months ended December 31, 2018.

*** As of March 31, 2018 and December 31, 2018, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

N-Q Report December 2018  /  197

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2018	$ 5,782,639	$1,907,774	$2,155,066	$38,334,680
Accrued discounts/premiums	8,432	—	(6,403)	(1,313,063)
Realized (loss)	(117,708)	—	(22,456)	(263,272)
Change in unrealized appreciation/ (depreciation)*	321,101	(953,887)	(1,038,039)	(6,034,299)
Purchases	—	—	—	2,061,515
Sales	(3,426,749)	—	(170,330)	(513,382)
Transfers into Level 3**	—	—	1,935,750	—
Transfers out of Level 3**	—	—	—	(32,162,758)

Balance as of December 31, 2018	$ 2,567,715	$ 953,887	$ 2,853,588	$ 109,421 ***

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2018 was $(746,705) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2018, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $1,935,750 transferred from level 2 to level 3 in the disclosure hierarchy. As of March 31, 2018, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2018, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $32,162,758 transferred from level 3 to level 2 in the disclosure hierarchy.

*** As of March 31, 2018 and December 31, 2018, Master Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value. As of December 31, 2018, GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value.

198  /  N-Q Report December 2018

Notes to Financial Statements (Continued)

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2018, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$6,799	Third-party Vendor	Vendor Prices	$99.63	$99.63

Mortgage-Backed Securities - Commercial Mortgage-Backed	$183,497	Third-party Vendor	Vendor Prices	0.86 - 4.78	3.57

Mortgage-Backed Securities-Non Agency	$44,541	Third-party Vendor	Vendor Prices	1.46	1.46

CORPORATE BOND FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$53,729	Third-party Vendor	Vendor Prices	$2.71	$2.71

FLOATING RATE INCOME FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$2,925,837	Third-party Vendor	Vendor Prices	$95.84	$95.84

HIGH YIELD BOND FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Common Stock	$4,437,927	Broker Quote	Offered Quote	$0.00 - $45.50	$9.86

Corporate Securities	$397,463	Third-party Vendor	Vendor Prices	44.50 - 107.56	79.32

Warrant	$54,815	Third-party Vendor	Vendor Prices	3.13 - 4.25	4.10

INTERMEDIATE BOND FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$290,108	Third-party Vendor	Vendor Prices	$99.63	$99.63

Common Stock	$68,119	Third-party Vendor	Vendor Prices	8.50	8.50

INVESTMENT GRADE CREDIT FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$31,691	Third-party Vendor	Vendor Prices	$0.86	$0.86

Mortgage-Backed Securities-Non- Agency	$74,346	Third-party Vendor	Vendor Prices	76.48	76.48

LOW DURATION BOND FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$2,283,450	Third-party Vendor	Vendor Prices	$93.54 - $99.63	$97.17

Common Stock	$905,259	Broker Quote	Offered Quote	8.50	8.50

Mortgage-Backed Securities-Non- Agency	$2,207,711	Third-party Vendor	Vendor Prices	1.87	1.87

N-Q Report December 2018  /  199

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$133,161	Benchmark Pricing	Offered Quote	$8.35 - $29.00	$23.56

Mortgage-Backed Securities- Commercial Mortgage Backed	$260,840	Third-party Vendor	Vendor Prices	3.33 - 4.97	4.39

Mortgage-Backed Securities-Non- Agency	$161,308	Third-party Vendor	Vendor Prices	0.00 - 9.51	9.51

TOTAL RETURN BOND FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$9,033,831	Benchmark Pricing	Offered Quote	$29.00 - $33.00	$31.33

Bank Loans	$11,412,168	Third-party Vendor	Vendor Prices	96.17 - 99.63	97.28

Common Stock	$10,035,976	Broker Quote	Offered Quote	8.50	8.50

Corporate Securities	$20,650,332	Third-party Vendor	Vendor Prices	108.65	108.65

Mortgage-Backed Securities-Non- Agency	$15,020,631	Third-party Vendor	Vendor Prices	3.49 - 3.20	2.11

ULTRA SHORT BOND FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non- Agency	$30,889	Third-party Vendor	Vendor Prices	$0.00 - $1.47	$1.46

UNCONSTRAINED BOND FUND	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$2,567,715	Third-party Vendor	Vendor Prices	$93.54 - $99.63	$95.58

Common Stock	$953,887	Broker Quote	Offered Quote	8.50	8.50

Corporate Securities	$2,853,588	Third-party Vendor	Vendor Prices	44.50 -108.65	87.00

Mortgage-Backed Securities-Non- Agency	$109,421	Third-party Vendor	Vendor Prices	0.00 - 9.51	7.49

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Adviser with consent by the Adviser’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Adviser’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Adviser’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Trust’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Adviser, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Adviser’s Pricing Working Group consists of the Adviser’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Adviser’s Mutual Fund Administration Department, and a representative from the portfolio management team.The Adviser’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers

200  /  N-Q Report December 2018

Notes to Financial Statements (Continued)

on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National MortgageAssociation (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the three months ended December 31, 2018, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part

N-Q Report December 2018  /  201

Notes to Financial Statements (Continued)

of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At December 31, 2018, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own.The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the three months ended December 31, 2018, the Funds did not receive any in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of December 31, 2018, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements held on December 31, 2018.

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Notes to Financial Statements (Continued)

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives.Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value.A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of December 31, 2018, the Low Duration Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may

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Notes to Financial Statements (Continued)

use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation.The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Portfolio Investments.The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2018, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate

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Notes to Financial Statements (Continued)

swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At December 31, 2018, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages.The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At December 31, 2018, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

3.	COMMITMENTS AND CONTINGENCIES

The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of December 31, 2018:

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED (LOSS)
TricorBraun Holdings Inc, Delayed Draw Term Loan 1st Lien	November 2023	$ 132,358	$ (1,171)
Pearl Intermediate Parent LLC, Delayed Draw Term Loan, 1st Lien	February 2025	102,577	(5,257)

Carlisle Foodservice Products Incorporated, Term Loan 1st Lien	March 2025	87,883	(4,141)

Premise Health Holding Corp, Delayed Draw Term Loan, 1st lien	July 2025	54,595	(832)

St. George’s University Scholastic Services LLC, Delayed Draw Term Loan	July 2025	510,288	(10,500)

GlobalLogic Holdings Inc, Delayed Draw Term Loan	July 2025	60,391	(1,797)

VT Topco Inc, Delayed Draw Term Loan, 1st Lien	August 2025	98,247	(1,086)

NMN Holdings III Corp, Delayed Draw Term Loan, 1st Lien	November 2025	257,250	(4,594)

Total Unfunded Commitments		$1,303,589	$(29,378)

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

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Notes to Financial Statements (Continued)

4.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At December 31, 2018 , the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2019	EXPIRING IN 2020	SHORTTERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*

AlphaTrak 500 Fund	$12,617,196	$—	$ —	$ —

Floating Rate Income Fund	—	—	—	1,027,619

High Yield Bond Fund	—	—	—	78,611,678

Intermediate Bond Fund	—	—	23,617,689	1,676,650

Low Duration Bond Fund	42,081,240	—	15,297,621	62,789,709

Strategic Income Fund	41,345,040	—	—	—

Total Return Bond Fund	—	—	1,611,508,344	98,450,214

Ultra Short Bond Fund	10,083,524	—	512,256	4,871,467

Unconstrained Bond Fund	—	—	—	—

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

206  /  N-Q Report December 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	2/27/2019

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer, Principal Financial Officer and Principal Accounting Officer
(principal financial officer)

Date	2/27/2019

* Print the name and title of each signing officer under his or her signature.